            1999 Annual Report

                                          MAS LOGO

                                                          MSDW PORTFOLIO LISTING

                                                                        MAS LOGO

MAS Funds is pleased to present the Annual Report for the Portfolios as of September 30, 1999. Please call your Miller Anderson & Sherrerd service representative at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
Value Portfolio.............................    1
   Equity Portfolio.........................    3
   Small Cap Value Portfolio................    6
   Mid Cap Growth Portfolio.................    9
   Mid Cap Value Portfolio..................   11
   Small Cap Growth Portfolio...............   14
   Fixed Income Portfolio...................   16
   Domestic Fixed Income Portfolio..........   25
   High Yield Portfolio.....................   33
   Cash Reserves Portfolio..................   39
   Fixed Income II Portfolio................   41
   Limited Duration Portfolio...............   49
   Special Purpose Fixed Income Portfolio...   54
   Municipal Portfolio......................   61
   Global Fixed Income Portfolio............   67
   International Fixed Income Portfolio.....   71
   Intermediate Duration Portfolio..........   73
   Multi-Market Fixed Income Portfolio......   79
   Balanced Portfolio.......................   87
   Multi-Asset-Class Portfolio..............   96
Statement of Operations.....................  109
Statement of Changes in Net Assets..........  114
Financial Highlights........................  121
Notes to Financial Statements...............  138
Report of Independent Accountants...........  149

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (97.2%)

---------------------------------------------------------
                                                 VALUE
        SEPTEMBER 30, 1999           SHARES      (000)!
---------------------------------------------------------
BANKS (13.9%)
Bank of America Corp.                 401,600  $   22,364
Bank One Corp.                        398,100      13,859
BankBoston Corp.                      269,300      11,681
Chase Manhattan Corp.                 633,006      47,713
First Union Corp.                     271,013       9,638
KeyCorp                               489,500      12,635
PNC Bank Corp.                        582,400      30,685
Washington Mutual, Inc.             1,293,100      37,823
---------------------------------------------------------
GROUP TOTAL                                       186,398
---------------------------------------------------------
BASIC RESOURCES (6.4%)
Eastman Chemical Co.                   39,400       1,576
Engelhard Corp.                     1,034,100      18,808
IMC Global, Inc.                      831,994      12,116
Lubrizol Corp.                        802,000      20,601
Solutia, Inc.                         658,800      11,776
* W.R. Grace & Co.                    907,700      14,580
Weyerhaeuser Co.                      114,100       6,575
---------------------------------------------------------
GROUP TOTAL                                        86,032
---------------------------------------------------------
CONSUMER DURABLES (11.3%)
Dana Corp.                            533,051      19,790
Ford Motor Co.                        735,530      36,914
General Motors Corp.                1,017,609      64,046
Owens Corning                         700,041      15,182
Whirlpool Corp.                       246,200      16,080
---------------------------------------------------------
GROUP TOTAL                                       152,012
---------------------------------------------------------
CONSUMER SERVICES (0.7%)
Service Corp. International           916,500       9,681
---------------------------------------------------------
ENERGY (4.1%)
* Nabors Industries, Inc.             895,800      22,395
Tosco Corp.                           206,600       5,216
Transocean Offshore, Inc.             313,200       9,592
Ultramar Diamond Shamrock Corp.       700,590      17,865
---------------------------------------------------------
GROUP TOTAL                                        55,068
---------------------------------------------------------
FOOD, TOBACCO & OTHER (3.4%)
IBP, Inc.                             375,903       9,280
Nabisco Group Holdings Corp.        1,005,390      15,081
R.J. Reynolds Tobacco Holdings,
  Inc.                                212,230       5,730
Universal Foods Corp.                 665,294      15,260
---------------------------------------------------------
GROUP TOTAL                                        45,351
---------------------------------------------------------

                                                 VALUE
                                     SHARES      (000)!
---------------------------------------------------------
---------------------------------------------------------
HEALTH CARE (10.5%)
Beckman Coulter, Inc.                 335,999  $   15,162
Columbia/HCA Healthcare Corp.         405,261       8,586
* Foundation Health Systems, Inc.,
  Class A                             882,184       8,326
* Health Management Associates,
  Inc., Class A                       545,700       4,024
* HEALTHSOUTH Corp.                 8,511,100      51,599
*@ LifePoint Hospitals, Inc.                1          --
* Tenet Healthcare Corp.            2,002,000      35,160
*@ Triad Hospitals, Inc.                    1          --
United HealthCare Corp.               268,500      13,073
* Wellpoint Health Networks, Inc.     101,700       5,797
---------------------------------------------------------
GROUP TOTAL                                       141,727
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (18.7%)
* AMR Corp.                           507,480      27,658
Burlington Northern Santa Fe, Inc.    262,400       7,216
CNF Transportation, Inc.              126,200       4,701
Cooper Industries, Inc.               304,200      14,221
Cummins Engine Co., Inc.              796,686      39,685
Delta Air Lines, Inc.                 562,100      27,262
Eaton Corp.                           184,102      15,890
* FMC Corp.                           306,665      14,797
* Navistar International Corp.        351,700      16,354
Parker-Hannifin Corp.                 532,837      23,878
Ryder System, Inc.                    387,200       7,889
Tecumseh Products Co., Class A        396,476      19,873
TRW, Inc.                             400,618      19,931
Waste Management, Inc.                584,600      11,253
---------------------------------------------------------
GROUP TOTAL                                       250,608
---------------------------------------------------------
INSURANCE (5.7%)
Ace Ltd.                              803,800      13,614
Allstate Corp.                        572,740      14,283
American General Corp.                158,355      10,006
Everest Reinsurance Holdings, Inc.    377,291       8,984
Hartford Financial Services Group,
  Inc.                                339,106      13,861
ReliaStar Financial Corp.             476,743      15,852
---------------------------------------------------------
GROUP TOTAL                                        76,600
---------------------------------------------------------
RETAIL (6.0%)
Dillard's, Inc., Class A              251,009       5,099
Liz Claiborne, Inc.                   756,600      23,454
* Office Depot, Inc.                  772,400       7,869
Springs Industries, Inc., Class A      61,518       2,088
* Toys 'R' Us, Inc.                   806,551      12,098
V.F. Corp.                            987,006      30,597
---------------------------------------------------------
GROUP TOTAL                                        81,205
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

                                                 VALUE
(CONT'D)                             SHARES      (000)!
---------------------------------------------------------
TECHNOLOGY (7.1%)
* Arrow Electronics, Inc.             608,000  $   10,716
Avnet, Inc.                           337,200      14,162
First Data Corp.                      609,500      26,742
International Business Machines
  Corp.                               124,088      15,061
* Quantum Corp.-DLT & Storage
  Systems                           1,017,500      14,309
Xerox Corp.                           328,200      13,764
---------------------------------------------------------
GROUP TOTAL                                        94,754
---------------------------------------------------------
UTILITIES (9.4%)
Bell Atlantic Corp.                   431,700      29,059
Cinergy Corp.                         167,607       4,745
Coastal Corp.                         141,100       5,776
DTE Energy Co.                        257,740       9,311
Duke Energy Corp.                     140,422       7,741
Entergy Corp.                         264,345       7,650
GPU, Inc.                             235,204       7,674
GTE Corp.                             244,200      18,773
PECO Energy Co.                       198,900       7,459
Southern Co.                          333,300       8,582
U.S. West, Inc.                       345,400      19,709
---------------------------------------------------------
GROUP TOTAL                                       126,479
---------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,401,253)           1,305,915
---------------------------------------------------------
CASH EQUIVALENT (3.0%)
---------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                      -------
REPURCHASE AGREEMENT (3.0%)
Chase Securities, Inc. 5.20% dated
  9/30/99, due 10/1/99, to be
  repurchased at $40,318,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at
  $40,357 (Cost $40,312)              $40,312      40,312
---------------------------------------------------------
TOTAL INVESTMENTS (100.2%) (Cost $1,441,565)    1,346,227
---------------------------------------------------------

                                                 VALUE
                                                 (000)!
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
Dividends Receivable                           $    1,474
Interest Receivable                                     6
Receivable for Investments Sold                     7,403
Receivable for Fund Shares Sold                     1,140
Investments Held as Collateral for Loaned
  Securities                                      120,570
Other Assets                                          164
Payable for Fund Shares Redeemed                  (10,335)
Payable for Investment Advisory Fees               (2,038)
Payable for Administrative Fees                       (96)
Payable for Distribution Fees-Adviser Class           (56)
Payable for Shareholder Servicing
  Fees-Investment Class                                (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (163)
Collateral on Securities Loaned, at Value        (120,570)
Other Liabilities                                    (213)
                                               ----------
                                                   (2,715)
---------------------------------------------------------
NET ASSETS (100%)                              $1,343,512
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 79,408,494 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $1,079,356
---------------------------------------------------------
NET ASSET VALUE PER SHARE                      $    13.59
---------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 712,385 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                 $    9,673
---------------------------------------------------------
NET ASSET VALUE PER SHARE                      $    13.58
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 18,758,517 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $  254,483
---------------------------------------------------------
NET ASSET VALUE PER SHARE                      $    13.57
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $1,317,498
Undistributed Net Investment Income (Loss)          5,140
Undistributed Realized Net Gain (Loss)            116,212
Unrealized Appreciation (Depreciation) on
  Investment Securities                           (95,338)
---------------------------------------------------------
NET ASSETS                                     $1,343,512
---------------------------------------------------------

+  See Note A1 to Financial Statements.
*  Non-income producing security
@  Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (97.0%)

---------------------------------------------------------
                                                  VALUE
         SEPTEMBER 30, 1999            SHARES     (000)!
---------------------------------------------------------
BANKS (4.9%)
Bank of America Corp.                   171,200  $  9,534
BankBoston Corp.                        154,100     6,684
Chase Manhattan Corp.                    67,200     5,065
PNC Bank Corp.                           94,300     4,969
Wells Fargo Co.                         130,400     5,167
---------------------------------------------------------
GROUP TOTAL                                        31,419
---------------------------------------------------------
BASIC RESOURCES (3.5%)
Engelhard Corp.                         403,500     7,338
International Paper Co.                  65,000     3,124
Temple-Inland, Inc.                      49,500     2,995
Weyerhaeuser Co.                         53,200     3,066
* W.R. Grace & Co.                      347,900     5,588
---------------------------------------------------------
GROUP TOTAL                                        22,111
---------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (2.4%)
Anheuser-Busch Cos., Inc.                89,100     6,243
Clorox Co.                               72,300     2,765
Coca-Cola Co.                            87,000     4,181
Gillette Co.                             69,000     2,342
---------------------------------------------------------
GROUP TOTAL                                        15,531
---------------------------------------------------------
CONSUMER DURABLES (3.7%)
Ford Motor Co.                          140,600     7,056
General Motors Corp.                    162,317    10,216
Owens Corning                           306,600     6,650
---------------------------------------------------------
GROUP TOTAL                                        23,922
---------------------------------------------------------
CONSUMER SERVICES (6.3%)
* AT&T Corp.-Liberty Media Group,
  Class A                               256,750     9,532
* Clear Channel Communications, Inc.     74,100     5,919
* Fox Entertainment Group, Inc.,
  Class A                               166,400     3,515
* Infinity Broadcasting Corp., Class
  A                                     206,600     6,056
* MediaOne Group, Inc.                   71,400     4,877
News Corp., Ltd. ADR                    184,700     4,929
Time Warner, Inc.                        88,570     5,381
---------------------------------------------------------
GROUP TOTAL                                        40,209
---------------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (3.5%)
Citigroup, Inc.                         122,225     5,378
Federal Home Loan Mortgage Corp.        156,400     8,133
Household International, Inc.           226,500     9,088
---------------------------------------------------------
GROUP TOTAL                                        22,599
---------------------------------------------------------
ENERGY (7.1%)
Atlantic Richfield Co.                   49,900     4,422
* BJ Services Co.                       162,100     5,157
Chevron Corp.                            78,900     7,002

                                                  VALUE
                                       SHARES     (000)!
---------------------------------------------------------
---------------------------------------------------------
* Global Marine, Inc.                   133,600  $  2,196
Halliburton Co.                          91,500     3,751
Royal Dutch Petroleum Co.,
  NY Shares                             141,700     8,369
* Smith International, Inc.              38,100     1,543
Texaco, Inc.                             82,600     5,214
Tosco Corp.                              48,300     1,220
Total S.A. ADR                           79,100     5,018
Transocean Offshore, Inc.                52,000     1,593
---------------------------------------------------------
GROUP TOTAL                                        45,485
---------------------------------------------------------
FOOD, TOBACCO & OTHER (0.8%)
General Mills, Inc.                      59,000     4,786
---------------------------------------------------------
HEALTH CARE (8.3%)
Abbott Laboratories                      94,400     3,469
Aetna, Inc.                             114,900     5,659
American Home Products Corp.             38,200     1,585
Baxter International, Inc.               89,600     5,398
Bristol-Myers Squibb Co.                104,644     7,064
Eli Lilly & Co.                          43,400     2,778
* Lincare Holdings, Inc.                124,800     3,327
Merck & Co., Inc.                       187,500    12,152
Pfizer, Inc.                            127,200     4,571
Warner Lambert Co.                      105,200     6,983
---------------------------------------------------------
GROUP TOTAL                                        52,986
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (5.4%)
* AMR Corp.                              49,100     2,676
Burlington Northern Santa Fe, Inc.      118,600     3,262
Cummins Engine Co., Inc.                106,100     5,285
Parker-Hannifin Corp.                   102,500     4,593
Ryder System, Inc.                      156,700     3,193
Textron, Inc.                            46,300     3,582
* United Rentals, Inc.                  134,700     2,930
Waste Management, Inc.                  197,927     3,810
York International Corp.                146,000     5,247
---------------------------------------------------------
GROUP TOTAL                                        34,578
---------------------------------------------------------
INSURANCE (6.3%)
Ace Ltd.                                405,200     6,863
Ambac Financial Group, Inc.             157,400     7,457
Aon Corp.                               180,600     5,339
Everest Reinsurance Holdings, Inc.      144,800     3,448
MBIA, Inc.                              143,300     6,681
ReliaStar Financial Corp.                    75         2
Travelers Property Casualty Corp.,
  Class A                               173,000     5,104
XL Capital Ltd., Class A                124,600     5,607
---------------------------------------------------------
GROUP TOTAL                                        40,501
---------------------------------------------------------
RETAIL (7.5%)
* Best Buy Co., Inc.                     34,400     2,135
CVS Corp.                               164,800     6,726
Dayton-Hudson Corp.                      99,800     5,994
Dollar General Corp.                    188,075     5,807

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO

                                                  VALUE
(CONT'D)                               SHARES     (000)!
---------------------------------------------------------
Home Depot, Inc.                         33,400  $  2,292
* Kroger Co.                            125,600     2,771
* Safeway, Inc.                          91,800     3,494
Tandy Corp.                             100,800     5,210
Wal-Mart Stores, Inc.                   285,500    13,579
---------------------------------------------------------
GROUP TOTAL                                        48,008
---------------------------------------------------------
TECHNOLOGY (25.8%)
* America Online, Inc.                   76,800     7,987
* At Home Corp., Series A               104,836     4,344
* BMC Software, Inc.                     69,800     4,995
* Cisco Systems, Inc.                   233,500    16,009
Computer Associates International,
  Inc.                                   87,000     5,329
* Dell Computer Corp.                    59,000     2,467
Electronic Data Systems Corp.            69,600     3,684
* General Instrument Corp.              113,300     5,453
Hewlett Packard Co.                      41,800     3,846
Intel Corp.                             176,000    13,079
International Business Machines
  Corp.                                  74,300     9,018
* JDS Uniphase Corp.                     42,500     4,837
* Microsoft Corp.                       371,400    33,635
Motorola, Inc.                           64,400     5,667
Nortel Networks Corp.                   119,100     6,074
* Oracle Systems Corp.                  171,600     7,808
* Qualcomm, Inc.                         61,200    11,578
* Quantum Corp.-DLT & Storage
  Systems                               146,000     2,053
* Quantum Corp.-Hard Disk Drive          72,950       543
SAP AG                                  135,800     5,127
* Tellabs, Inc.                         103,100     5,870
* Unisys Corp.                          111,600     5,036
---------------------------------------------------------
GROUP TOTAL                                       164,439
---------------------------------------------------------
UTILITIES (11.5%)
Ameritech Corp.                          98,800     6,638
* AT&T Corp.                            185,012     8,048
Carolina Power & Light Co.               87,500     3,095
Coastal Corp.                           152,100     6,227
Energy East Corp.                       149,700     3,556
* MCI WorldCom, Inc.                    263,017    18,904
PECO Energy Co.                          77,800     2,918
SBC Communications, Inc.                113,500     5,796
Sprint Corp. (FON Group)                143,300     7,774
* Sprint Corp. (PCS Group)               35,800     2,669
Vodafone Group plc ADR                   31,450     7,477
---------------------------------------------------------
GROUP TOTAL                                        73,102
---------------------------------------------------------
TOTAL COMMON STOCKS (Cost $522,493)               619,676
---------------------------------------------------------
CASH EQUIVALENTS (6.3%)
---------------------------------------------------------
                                           FACE
                                         AMOUNT
                                          (000)
                                        -------
Short-term Investments Held as
Collateral for Loaned Securities
(3.7%)                                  $23,436    23,436
---------------------------------------------------------

                                        FACE
                                       AMOUNT     VALUE
                                        (000)     (000)
---------------------------------------------------------
REPURCHASE AGREEMENT (2.6%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $16,724,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at $16,740    $16,722  $ 16,722
---------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $40,158)              40,158
---------------------------------------------------------
TOTAL INVESTMENTS (103.3%) (Cost $562,651)        659,834
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.3%)
Cash                                                  695
Dividends Receivable                                  601
Interest Receivable                                     2
Receivable for Investments Sold                    37,036
Receivable for Fund Shares Sold                       275
Other Assets                                           82
Payable for Investments Purchased                  (4,044)
Payable for Fund Shares Redeemed                  (31,231)
Payable for Investment Advisory Fees                 (917)
Payable for Administrative Fees                       (45)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (82)
Collateral on Securities Loaned, at Value         (23,436)
Other Liabilities                                     (68)
                                                 --------
                                                  (21,132)
---------------------------------------------------------
NET ASSETS (100%)                                $638,702
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 32,071,185 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $635,593
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  19.82
---------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 49,806 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $    986
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  19.80
---------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                                  (000)!
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 107,277 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $  2,123
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  19.79
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $357,522
Undistributed Net Investment Income (Loss)            798
Undistributed Realized Net Gain (Loss)            183,199
Unrealized Appreciation (Depreciation) on
  Investment Securities                            97,183
---------------------------------------------------------
NET ASSETS                                       $638,702
---------------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (89.6%)

---------------------------------------------------------
                                                  VALUE
         SEPTEMBER 30, 1999            SHARES     (000)!
---------------------------------------------------------
BANKS (6.2%)
Bank United Corp., Class A              162,100  $  5,248
Banknorth Group, Inc.                   128,200     3,830
Cullen/Frost Bankers, Inc.               81,700     2,043
First Tennessee National Corp.          132,700     3,732
Greenpoint Financial Corp.               57,200     1,519
Hudson United Bancorp                   455,700    14,041
Investors Financial Services Corp.      105,600     3,630
MECH Financial, Inc.                     73,800     2,435
Mercantile Bankshares Corp.             129,808     4,016
Prime Bancshares, Inc.                  100,300     2,282
Reliance Bancorp, Inc.                   48,500     1,825
Sovereign Bancorp, Inc.                 375,200     3,412
TCF Financial Corp.                     256,800     7,335
Trustco Bank Corp.                       56,228     1,661
@ Union Planters Corp.                        3        --
---------------------------------------------------------
GROUP TOTAL                                        57,009
---------------------------------------------------------
BASIC RESOURCES (8.0%)
Agnico-Eagle Mines Ltd.                 715,500     5,545
AK Steel Holding Corp.                  104,800     1,913
* American National Can Group, Inc.     373,100     5,900
CK Witco Corp.                          228,640     3,330
Equitable Resources, Inc.                89,500     3,384
Freeport-McMoRan Copper & Gold, Inc.    342,500     5,330
* Gaylord Container Corp., Class A      647,800     4,615
Inco, Ltd.                              470,500    10,057
* Lone Star Technologies, Inc.          209,500     4,190
Lubrizol Corp.                          132,500     3,404
M.A. Hanna Co.                          195,200     2,220
P.H. Glatfelter Co.                      69,700     1,146
RPM, Inc.                               195,500     2,383
Schulman, Inc., Class A                  23,400       405
* Steel Dynamics, Inc.                  159,100     2,496
* Stillwater Mining Co.                  94,150     2,530
* Tetra Technologies, Inc.              221,300     2,254
Wellman, Inc.                           447,300     8,079
* W.R. Grace & Co.                      258,000     4,144
---------------------------------------------------------
GROUP TOTAL                                        73,325
---------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.0%)
* Beringer Wine Estates Holdings,
  Inc., Class B                         110,000     4,517
* Blyth Industries, Inc.                 92,150     2,586
Tupperware Corp.                        106,900     2,165
---------------------------------------------------------
GROUP TOTAL                                         9,268
---------------------------------------------------------
CONSUMER DURABLES (0.9%)
Callaway Golf Co.                       180,700     2,202
* Hawaii Land & Farming Co., Inc.       112,100        51

                                                  VALUE
                                       SHARES     (000)!
---------------------------------------------------------
---------------------------------------------------------
* Lear Corp.                             72,700  $  2,558
* Tower Automotive, Inc.                173,500     3,438
---------------------------------------------------------
GROUP TOTAL                                         8,249
---------------------------------------------------------
CONSUMER SERVICES (5.5%)
* ACNielsen Corp.                       167,400     3,798
* Adelphia Communications Corp.          58,100     3,417
* Bally Total Fitness Holding Corp.     651,400    19,908
* Corinthian Colleges, Inc.              36,800       695
FelCor Lodging Trust, Inc. REIT         122,500     2,144
* Snyder Communications, Inc.           304,800     4,629
* Sylvan Learning Systems, Inc.         102,200     1,980
* Valassis Communications, Inc.         209,050     9,185
* VerticalNet, Inc.                      31,000     1,147
* World Color Press, Inc.                93,900     3,498
---------------------------------------------------------
GROUP TOTAL                                        50,401
---------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (2.9%)
Arthur J. Gallagher & Co.                34,100     1,816
Eaton Vance Corp.                       146,900     4,701
E.W. Blanch Holdings, Inc.               27,400     1,784
Heller Financial, Inc.                  229,600     5,166
* Knight/Trimark Group, Inc.            293,800     8,704
Radian Group, Inc.                       64,300     2,761
Southwest Securities Group, Inc.         65,600     1,771
---------------------------------------------------------
GROUP TOTAL                                        26,703
---------------------------------------------------------
ENERGY (8.2%)
* BJ Services Co.                       127,500     4,056
Energen Corp.                            71,900     1,456
ENSCO International, Inc.               466,300     8,423
* Global Industries Ltd.                754,400     6,130
* Global Marine, Inc.                   505,600     8,311
* Grey Wolf, Inc.                       218,100       654
* Nabors Industries, Inc.               328,500     8,213
* National-Oilwell, Inc.                282,300     4,640
* Ocean Energy, Inc.                    857,264     8,733
* Patterson Energy, Inc.                212,000     3,220
* Precision Drilling Corp.              128,100     2,970
* Smith International, Inc.              59,700     2,418
* Stolt Comex Seaway, S.A.              105,400     1,192
Union Pacific Resources Group, Inc.     517,300     8,309
Valero Energy Corp.                      84,000     1,617
* Veritas DGC, Inc.                     224,800     4,327
---------------------------------------------------------
GROUP TOTAL                                        74,669
---------------------------------------------------------
FOOD, TOBACCO & OTHER (2.7%)
* 800-JR Cigar, Inc.                    209,400     2,225
Earthgrains Co.                          72,800     1,611
* Fresh Del Monte Produce, Inc.         511,200     5,719
* General Cigar Holdings, Inc.          351,200     2,370

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                       SHARES     (000)!
---------------------------------------------------------
* NBTY, Inc.                            789,600  $  6,021
* Rexall Sundown, Inc.                  575,800     7,089
---------------------------------------------------------
GROUP TOTAL                                        25,035
---------------------------------------------------------
HEALTH CARE (7.9%)
* Affymetrix, Inc.                       19,300     1,900
Alpharma, Inc., Class A                 220,500     7,787
* AmeriSource Health Corp., Class A     211,000     4,998
* Apria Healthcare Group, Inc.          172,100     2,883
* Caremark Rx, Inc.                     955,600     5,375
* Cell Pathways, Inc.                    34,800       335
* Coventry Health Care, Inc.            351,200     3,336
* Dura Pharmaceuticals, Inc.            158,800     2,213
* Gilead Sciences, Inc.                  93,300     5,989
* Guilford Pharmaceuticals, Inc.        358,300     5,464
* Henry Schein, Inc.                    128,000     1,824
ICN Pharmaceuticals, Inc.               325,900     5,601
* Medquist, Inc.                         44,300     1,481
* Mid Atlantic Medical Services,
  Inc.                                  317,900     2,841
* SICOR, Inc.                           133,200       529
* Sybron International Corp.            185,400     4,983
Teva Pharmaceutical Industries Ltd.
  ADR                                   118,900     5,982
* Trigon Healthcare, Inc.               130,700     3,774
* Ventiv Health, Inc.                    23,300       230
* Wesley Jessen VisionCare, Inc.        140,900     4,394
---------------------------------------------------------
GROUP TOTAL                                        71,919
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (9.9%)
* Alliant Techsystems, Inc.              52,800     3,660
* Aviation Sales Co.                     49,100       933
* BE Aerospace, Inc.                    273,900     3,270
Briggs & Stratton Corp.                  32,500     1,897
Case Corp.                               53,900     2,685
Cordant Technologies, Inc.               23,800       724
Cummins Engine Co., Inc.                 75,300     3,751
Flowserve Corp.                           5,300        88
Manitowoc Co., Inc.                     136,800     4,668
Martin Marietta Materials, Inc.          30,400     1,214
* Midwest Express Holdings, Inc.         77,000     2,017
* Navistar International Corp.          123,900     5,761
New Holland NV                          592,100     9,474
Newport News Shipbuilding, Inc.         102,600     3,315
* Republic Services, Inc., Class A      172,400     1,875
Robbins & Myers, Inc.                   115,300     1,787
Stewart & Stevenson Services, Inc.      820,700    10,772
Tecumseh Products Co., Class A           43,800     2,195
Teekay Shipping Corp.                   143,700     2,245
* Titan Corp.                           494,100     7,103
* Transportation Technologies
  Industries, Inc.                      103,900     1,799
USFreightways Corp.                      77,600     3,676
Wabash National Corp.                   520,000    10,563
Werner Enterprises, Inc.                192,925     3,400
* WESCO International, Inc.              79,600     1,124
* Wisconsin Central Transportation
  Corp.                                  48,500       664
---------------------------------------------------------
GROUP TOTAL                                        90,660
---------------------------------------------------------

                                                  VALUE
                                       SHARES     (000)!
---------------------------------------------------------
INSURANCE (1.4%)
Allmerica Financial Corp.                29,900  $  1,424
Everest Reinsurance Holdings, Inc.       93,700     2,231
FBL Financial Group, Inc., Class A      100,400     2,071
HSB Group, Inc.                          76,200     2,681
Presidential Life Corp.                  93,800     1,606
ReliaStar Financial Corp.                86,400     2,873
---------------------------------------------------------
GROUP TOTAL                                        12,886
---------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (3.5%)
AMB Property Corp.                      300,700     6,371
Arden Realty, Inc.                       38,100       829
Camden Property Trust                    97,300     2,615
CarrAmerica Realty Corp.                 61,700     1,354
Chateau Communities, Inc.                75,508     1,963
Cousins Properties, Inc.                 40,500     1,374
Duke Realty Investments, Inc.           306,766     5,982
Health Care REIT, Inc.                  206,159     4,123
Home Properties of N.Y., Inc.           101,322     2,704
Post Properties, Inc.                   109,600     4,309
---------------------------------------------------------
GROUP TOTAL                                        31,624
---------------------------------------------------------
RETAIL (3.9%)
* Cheap Tickets, Inc.                    38,600     1,250
* Ann Taylor Stores, Inc.                87,800     3,589
Casey's General Stores, Inc.            133,300     1,787
* Dress Barn (The), Inc.                124,800     2,289
* Friendly Ice Cream Corp.               82,300       406
* REX Stores Corp.                       77,800     2,412
* Sunglass Hut International, Inc.    1,331,600    14,065
* Yankee Candle Co., Inc.               110,800     2,140
* Zale Corp.                            199,200     7,632
---------------------------------------------------------
GROUP TOTAL                                        35,570
---------------------------------------------------------
TECHNOLOGY (20.1%)
* Adtran, Inc.                          121,000     4,636
* Aeroflex, Inc.                        321,200     3,915
* Applied Science and Technology,
  Inc.                                   64,100     1,322
* BEA Systems, Inc.                      93,700     3,309
Belden, Inc.                            108,600     2,226
* BigStar Entertainment, Inc.           134,500       891
* BroadVision, Inc.                      35,100     4,670
* Cherry Corp., Class A                 135,200     1,724
* Clarify, Inc.                          66,300     3,336
* Complete Business Solutions, Inc.     235,000     3,217
* Corel Corp.                           301,000     2,229
* Creo Products, Inc.                   147,500     3,623
* Cybersource Corp.                      49,100     2,719
* Digital Microwave Corp.               696,700    10,929
ECI Telecom Ltd.                        284,100     7,014
* Electronics for Imaging, Inc.          63,600     3,269
* ETEC Systems, Inc.                     19,300       726
* FileNET Corp.                         198,900     2,126
* GaSonics International Corp.          250,600     4,135
* GenRad, Inc.                          461,700     8,830
* Go2Net, Inc.                           41,700     2,700

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO

                                                  VALUE
(CONT'D)                               SHARES     (000)!
---------------------------------------------------------
* GoTo.com, Inc.                         17,200  $    897
* Harbinger Corp.                       199,300     3,363
* Informix Corp.                        252,400     2,003
* IONA Technologies plc                  82,600     1,064
* LTX Corp.                           1,072,500    14,680
* Maxtor Corp.                          918,100     6,054
* Mercury Interactive Corp.              48,700     3,144
* Network Associates, Inc.               50,500       966
* Optimal Robotics Corp.                163,600     2,945
* Peerless Systems Corp.                100,600     1,333
* Pinnacle Systems, Inc.                659,900    27,963
* Powerwave Technologies, Inc.          176,100     8,491
* PRI Automation, Inc.                   94,700     3,421
* PSINet, Inc.                          226,000     8,129
* Quokka Sports, Inc.                    74,900       520
* Rational Software Corp.               199,600     5,844
* SpeedFam-IPEC, Inc.                   296,700     3,560
* Unify Corp.                           231,600     5,211
* Verity, Inc.                           36,900     2,539
* WebTrends Corp.                        47,400     2,112
* Westell Technologies, Inc.             64,200       522
* WorldGate Communications, Inc.         40,200       920
---------------------------------------------------------
GROUP TOTAL                                       183,227
---------------------------------------------------------
UTILITIES (7.5%)
* Calpine Corp.                          33,600     2,858
Eastern Enterprises                      64,600     3,000
* Hyperion Telecommunications, Inc.     207,900     5,158
Illinova Corp.                          119,800     3,362
* ITC DeltaCom, Inc.                     92,100     2,533
* McLeodUSA, Inc.                       313,500    13,343
MidAmerican Energy Holdings Co.         481,800    14,213
* NSTAR                                  74,035     2,869
Potomac Electric Power Co.              462,100    11,755
Public Service Co. of New Mexico         83,000     1,515
RGS Energy Group, Inc.                   43,200     1,058
Suburban Propane Partners LP             36,800       750
* Voicestream Wireless Corp.             97,000     5,987
---------------------------------------------------------
GROUP TOTAL                                        68,401
---------------------------------------------------------
TOTAL COMMON STOCKS (Cost $801,936)               818,946
---------------------------------------------------------
CASH EQUIVALENT (10.0%)
---------------------------------------------------------
                                           FACE
                                         AMOUNT
                                          (000)
                                        -------
REPURCHASE AGREEMENT (10.0%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $91,271,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at $91,359
  (Cost $91,258)                        $91,258    91,258
---------------------------------------------------------
TOTAL INVESTMENTS (99.6%) (Cost $893,194)         910,204
---------------------------------------------------------

                                                  VALUE
                                                  (000)!
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
Cash                                             $  4,134
Dividends Receivable                                  394
Interest Receivable                                    13
Receivable for Investments Sold                    20,122
Receivable for Fund Shares Sold                       424
Other Assets                                           45
Payable for Investments Purchased                 (17,949)
Payable for Fund Shares Redeemed                   (1,706)
Payable for Investment Advisory Fees               (1,746)
Payable for Administrative Fees                       (60)
Payable for Distribution Fees-Adviser Class            (4)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (45)
Other Liabilities                                     (80)
                                                 --------
                                                    3,542
---------------------------------------------------------
NET ASSETS (100%)                                $913,746
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 48,214,647 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $897,629
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  18.62
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 865,466 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $ 16,117
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  18.62
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $825,825
Undistributed Net Investment Income (Loss)          5,379
Undistributed Realized Net Gain (Loss)             65,532
Unrealized Appreciation (Depreciation) on
  Investment Securities                            17,010
---------------------------------------------------------
NET ASSETS                                       $913,746
---------------------------------------------------------

!     See Note A1 to Financial Statements.
*     Non-income producing security
@     Value is less than $500.
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (94.0%)

---------------------------------------------------------
                                                 VALUE
        SEPTEMBER 30, 1999           SHARES      (000)!
---------------------------------------------------------
BANKS (2.8%)
* Concord EFS, Inc.                   372,300  $    7,679
First Tennessee National Corp.        203,700       5,729
National Commerce Bancorp.            405,900       8,917
Zions Bancorp.                        124,200       6,846
---------------------------------------------------------
GROUP TOTAL                                        29,171
---------------------------------------------------------
BASIC RESOURCES (0.4%)
* CK Witco Corp.                       94,101       1,370
* Cytec Industries, Inc.              121,700       2,921
---------------------------------------------------------
GROUP TOTAL                                         4,291
---------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (2.4%)
* Beringer Wine Estates Holdings,
  Inc., Class B                       230,400       9,461
Dial Corp.                            294,700       7,515
Estee Lauder Cos., Inc., Class A      209,900       8,199
---------------------------------------------------------
GROUP TOTAL                                        25,175
---------------------------------------------------------
CONSUMER DURABLES (1.6%)
Danaher Corp.                         177,200       9,336
* SPX Corp.                            86,700       7,868
---------------------------------------------------------
GROUP TOTAL                                        17,204
---------------------------------------------------------
CONSUMER SERVICES (18.7%)
* AT&T Corp.-Liberty Media Group,
  Class A                             487,386      18,094
Cablevision Systems Corp., Class A    110,700       8,053
* Cinar Corp., Class B                417,400      12,626
* Citadel Communications Corp.        216,300       7,381
* DoubleClick, Inc.                    70,600       8,410
* Fox Entertainment Group, Inc.,
  Class A                             314,400       6,642
* Hispanic Broadcasting Corp.         151,200      11,510
Houghton Mifflin Co.                  190,000       7,719
* Imax Corp.                          328,900       6,578
* Insight Communications Co., Inc.    233,400       6,681
* Jones Intercable, Inc., Class A     298,000      16,111
* Liberty Digital, Inc., Class A      351,300       8,190
* Premier Parks, Inc.                 422,900      12,264
* Sinclair Broadcast Group, Inc.,
  Class A                             214,700       1,946
* TV Guide, Inc.                      335,100      13,111
* Univision Communications, Inc.,
  Class A                             164,000      13,345
* USA Networks, Inc.                  279,700      10,838
* Valassis Communications, Inc.       309,250      13,588
Young & Rubicam, Inc.                 289,700      12,747
---------------------------------------------------------
GROUP TOTAL                                       195,834
---------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (2.3%)
Allied Capital Corp.                  324,500       7,281
Charles Schwab Corp.                  177,100       5,966

                                                 VALUE
                                     SHARES      (000)!
---------------------------------------------------------
---------------------------------------------------------
Heller Financial, Inc.                301,700  $    6,788
* Knight/Trimark Group, Inc.,
  Class A                             146,800       4,349
---------------------------------------------------------
GROUP TOTAL                                        24,384
---------------------------------------------------------
ENERGY (5.5%)
* Barrett Resources Corp.             104,800       3,871
* BJ Services Co.                     220,200       7,005
* Cooper Cameron Corp.                153,300       5,787
Devon Energy Corp.                    203,000       8,412
EOG Resources, Inc.                   383,000       8,139
* Forest Oil Corp.                    474,900       8,103
* Grey Wolf, Inc.                   2,056,400       6,169
* Nabors Industries, Inc.             391,900       9,798
---------------------------------------------------------
GROUP TOTAL                                        57,284
---------------------------------------------------------
HEALTH CARE (7.4%)
* Biogen, Inc.                        186,700      14,714
* Foundation Health Systems, Inc.,
  Class A                             483,000       4,558
* Genentech, Inc.                      65,000       9,510
* Lincare Holdings, Inc.              683,400      18,217
* MedImmune, Inc.                      70,700       7,046
* MedQuist, Inc.                      275,300       9,206
* MiniMed, Inc.                        75,600       7,428
* VISX, Inc.                           92,500       7,316
---------------------------------------------------------
GROUP TOTAL                                        77,995
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (7.7%)
Cintas Corp.                          190,100      10,990
CNF Transportation, Inc.              186,300       6,940
* Dycom Industries, Inc.              271,100      11,437
* Fiserv, Inc.                        334,387      10,868
General Dynamics Corp.                165,500      10,333
* Loral Space & Communications
  Ltd.                                372,600       6,404
* TMP Worldwide, Inc.                 180,300      10,976
* United Rentals, Inc.                607,400      13,211
---------------------------------------------------------
GROUP TOTAL                                        81,159
---------------------------------------------------------
RETAIL (6.4%)
* Abercrombie & Fitch Co., Class A    190,100       6,476
* barnesandnoble.com, Inc.            357,500       6,904
* Cheap Tickets, Inc.                 349,800      11,325
Dollar General Corp.                  366,700      11,322
* eBay, Inc.                           63,200       8,915
* eToys, Inc.                         170,400      11,342
Tandy Corp.                           207,500      10,725
---------------------------------------------------------
GROUP TOTAL                                        67,009
---------------------------------------------------------
TECHNOLOGY (27.5%)
Adobe Systems, Inc.                   114,100      12,950
* ANTEC Corp.                         162,700       8,643
* Applied Micro Circuits Corp.        207,500      11,828
* At Home Corp., Class A              201,950       8,368
* Broadcom Corp., Class A              83,300       9,080
* Citrix Systems, Inc.                180,800      11,198

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO

                                                 VALUE
(CONT'D)                             SHARES      (000)!
---------------------------------------------------------
* General Instrument Corp.            173,700  $    8,359
* Inktomi Corp.                        94,900      11,391
* JDS Uniphase Corp.                  178,600      20,327
* KLA-Tencor Corp.                    161,900      10,524
Linear Technology Corp.               164,700       9,681
* Maxim Integrated Products, Inc.     161,300      10,177
* Network Solutions Inc., Class A     126,600      11,631
* PMC-Sierra, Inc.                    128,300      11,868
* PSINet, Inc.                        248,900       8,953
* QLogic Corp.                        109,900       7,679
* QUALCOMM, Inc.                       90,000      17,027
* Rational Software Corp.             348,100      10,193
* Sapient Corp.                       121,700      11,470
* Teradyne, Inc.                      264,400       9,320
* USWeb Corp.                         230,600       7,913
* Verio, Inc.                         256,800       7,961
* VERITAS Software Corp.              150,300      11,413
* Xilinx, Inc.                        180,900      11,855
* Yahoo Japan Corp.                        40      14,618
* Yahoo! Inc.                          74,919      13,457
---------------------------------------------------------
GROUP TOTAL                                       287,884
---------------------------------------------------------
UTILITIES (11.3%)
* Calpine Corp.                       114,500       9,740
* Global Crossing Ltd.                633,040      16,776
* Globalstar Telecommunications
  Ltd.                                250,904       5,771
* McLeodUSA, Inc., Class A            479,800      20,421
* Nextel Communications, Inc.,
  Class A                             152,600      10,348
* NEXTLINK Communications, Inc.,
  Class A                             281,200      14,578
* VoiceStream Wireless Corp.          365,200      22,540
* Western Wireless Corp., Class A     398,300      17,861
---------------------------------------------------------
GROUP TOTAL                                       118,035
---------------------------------------------------------
TOTAL COMMON STOCKS (Cost $858,400)               985,425
---------------------------------------------------------
CASH EQUIVALENT (12.9%)
---------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                      -------
REPURCHASE AGREEMENT (12.9%)
Chase Securities, Inc. 5.20%,
  dated 9/30/99, due 10/1/99, to
  be repurchased at $135,604,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at
  $135,734 (Cost $135,584)          $ 135,584     135,584
---------------------------------------------------------
TOTAL INVESTMENTS (106.9%) (Cost $993,984)      1,121,009
---------------------------------------------------------

                                                 VALUE
                                                 (000)!
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.9%)
Cash                                           $    1,305
Dividends Receivable                                  150
Interest Receivable                                    20
Receivable for Investments Sold                    14,415
Receivable for Fund Shares Sold                    13,720
Other Assets                                           31
Payable for Investments Purchased                 (98,883)
Payable for Fund Shares Redeemed                   (1,423)
Payable for Investment Advisory Fees               (1,145)
Payable for Administrative Fees                       (61)
Payable for Distribution Fees-Adviser Class           (51)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (31)
Other Liabilities                                     (85)
                                               ----------
                                                  (72,038)
---------------------------------------------------------
NET ASSETS (100%)                              $1,048,971
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 30,484,235 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $  785,659
---------------------------------------------------------
NET ASSET VALUE PER SHARE                      $    25.77
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 10,287,803 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $  263,312
---------------------------------------------------------
NET ASSET VALUE PER SHARE                      $    25.59
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $  729,758
Undistributed Net Investment Income (Loss)              2
Undistributed Realized Net Gain (Loss)            192,186
Unrealized Appreciation (Depreciation) on
  Investment Securities                           127,025
---------------------------------------------------------
NET ASSETS                                     $1,048,971
---------------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (88.4%)

---------------------------------------------------------
                                                  VALUE
         SEPTEMBER 30, 1999            SHARES     (000)!
---------------------------------------------------------
BANKS (6.0%)
Charter One Financial, Inc.             179,760  $  4,157
Comerica, Inc.                          139,900     7,082
Dime Bancorp, Inc.                      150,800     2,639
First Security Corp.                    156,300     3,717
GreenPoint Financial Corp.               42,200     1,121
KeyCorp.                                 93,600     2,416
Marshall & Ilsley Corp.                  53,400     3,047
Mellon Bank Corp.                       316,000    10,665
Mercantile Bankshares Corp.             117,489     3,635
Old Kent Financial Corp.                 78,750     2,924
Pacific Century Financial Corp.           9,400       192
SouthTrust Corp.                        100,900     3,620
UnionBanCal Corp.                        53,000     1,921
---------------------------------------------------------
GROUP TOTAL                                        47,136
---------------------------------------------------------
BASIC RESOURCES (4.2%)
AK Steel Holding Corp.                   79,300     1,447
* American National Can Group, Inc.     331,000     5,234
Barrick Gold Corp.                       73,200     1,592
CK Witco Corp.                          258,684     3,767
* Cytec Industries, Inc.                 34,300       823
Engelhard Corp.                         103,100     1,875
* Gaylord Container Corp., Class A      581,500     4,143
Georgia-Pacific Corp. (Timber Group)     64,900     1,485
Lubrizol Corp.                           81,200     2,086
M.A. Hanna Co.                          156,800     1,784
RPM, Inc.                               149,600     1,823
USX-U.S. Steel Group, Inc.              140,600     3,621
* W.R. Grace & Co.                      185,900     2,986
---------------------------------------------------------
GROUP TOTAL                                        32,666
---------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.1%)
* Suiza Foods Corp.                      20,700       776
---------------------------------------------------------
CONSUMER DURABLES (4.2%)
Arvin Industries, Inc.                   48,800     1,510
Johnson Controls, Inc.                   29,400     1,950
Meritor Automotive, Inc.                 41,900       875
Southdown, Inc.                         117,000     6,259
* SPX Corp.                             113,900    10,336
* Tower Automotive, Inc.                627,200    12,426
---------------------------------------------------------
GROUP TOTAL                                        33,356
---------------------------------------------------------
CONSUMER SERVICES (8.6%)
* ACNielsen Corp.                       219,100     4,971
* Bally Total Fitness Holding Corp.     537,800    16,437
* Jones Intercable, Inc., Class A       112,600     6,087
Royal Caribbean Cruises Ltd.            301,300    13,559
Service Corp. International              78,400       828
* Snyder Communications, Inc.           420,100     6,380

                                                  VALUE
                                       SHARES     (000)!
---------------------------------------------------------
---------------------------------------------------------
* Valassis Communications, Inc.         373,450  $ 16,408
Washington Post Co., Class B              6,300     3,217
---------------------------------------------------------
GROUP TOTAL                                        67,887
---------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (2.6%)
Bear Stearns Co., Inc.                  107,650     4,138
Edwards (A.G.), Inc.                     28,600       754
FINOVA Group, Inc.                       65,200     2,380
Heller Financial, Inc.                  376,600     8,473
* Knight/Trimark Group, Inc., Class
  A                                     162,900     4,826
---------------------------------------------------------
GROUP TOTAL                                        20,571
---------------------------------------------------------
ENERGY (9.0%)
Baker Hughes, Inc.                       34,100       989
* BJ Services Co.                       178,300     5,672
Burlington Resources, Inc.               38,800     1,426
* Cooper Cameron Corp.                  219,800     8,297
ENSCO International, Inc.                43,200       780
* Global Industries Ltd.                221,600     1,801
* Global Marine, Inc.                   673,400    11,069
Halliburton Co.                          92,000     3,772
* Nabors Industries, Inc.               511,300    12,782
* Ocean Energy, Inc.                    743,360     7,573
* Precision Drilling Corp.               89,400     2,073
* Smith International, Inc.             119,100     4,824
Tosco Corp.                             232,200     5,863
Ultramar Diamond Shamrock Corp.          48,400     1,234
* Weatherford International, Inc.        76,300     2,442
---------------------------------------------------------
GROUP TOTAL                                        70,597
---------------------------------------------------------
FOOD, TOBACCO & OTHER (2.5%)
Dean Foods Co.                           29,200     1,272
Earthgrains Co.                         202,200     4,474
* Fresh Del Monte Produce, Inc.         427,100     4,778
IBP, Inc.                               152,400     3,762
Quaker Oats Co.                          58,800     3,638
Tyson Foods, Inc., Class A              101,200     1,664
---------------------------------------------------------
GROUP TOTAL                                        19,588
---------------------------------------------------------
HEALTH CARE (8.2%)
Alpharma, Inc., Class A                 153,900     5,435
* AmeriSource Health Corp., Class A     148,000     3,506
* Caremark Rx, Inc.                     337,400     1,898
* Centocor, Inc.                         88,800     5,200
* Gilead Sciences, Inc.                  71,700     4,602
* Health Management Associates,
  Inc., Class A                          67,000       494
* Henry Schein, Inc.                    432,600     6,165
ICN Pharmaceuticals, Inc.               400,700     6,887
* Lincare Holdings, Inc.                515,100    13,731
McKesson HBOC, Inc.                      99,200     2,877
* STERIS Corp.                           71,600       984
* Sybron International Corp.            132,200     3,553
Teva Pharmaceutical Industries Ltd.
  ADR                                    77,600     3,904

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO

                                                  VALUE
(CONT'D)                               SHARES     (000)!
---------------------------------------------------------
* Ventiv Health, Inc.                    32,233  $    318
* Watson Pharmaceuticals, Inc.          167,800     5,128
---------------------------------------------------------
GROUP TOTAL                                        64,682
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (9.5%)
Airborne Freight Corp.                   25,800       543
* Atlas Air, Inc.                       154,700     3,384
Canadian National Railway Co.           138,200     4,189
COMSAT Corp.                             17,594       521
Cummins Engine Co., Inc.                 51,400     2,560
* Fiserv, Inc.                          277,100     9,006
Flowserve Corp.                          12,600       210
General Dynamics Corp.                   83,800     5,232
Martin Marietta Materials, Inc.         282,100    11,266
* Navistar International Corp.          115,300     5,362
New Holland NV                          620,100     9,922
* Newpark Resources, Inc.                68,200       529
* Republic Services, Inc., Class A      307,900     3,348
Southwest Airlines Co.                   97,425     1,480
Stewart & Stevenson Services, Inc.      185,100     2,429
Tecumseh Products Co., Class A           61,200     3,068
Teekay Shipping Corp.                    71,600     1,119
* United Rentals, Inc.                  190,300     4,139
York International Corp.                179,900     6,465
---------------------------------------------------------
GROUP TOTAL                                        74,772
---------------------------------------------------------
INSURANCE (2.1%)
Allmerica Financial Corp.                40,400     1,924
Ambac Financial Group, Inc.              65,100     3,084
Aon Corp.                               120,300     3,556
HSB Group, Inc.                          54,100     1,904
ReliaStar Financial Corp.               130,000     4,322
Travelers Property Casualty Corp.,
  Class A                                52,600     1,552
---------------------------------------------------------
GROUP TOTAL                                        16,342
---------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.2%)
Crescent Real Estate Equities Co.        87,200     1,570
---------------------------------------------------------
RETAIL (6.5%)
* Ames Department Stores, Inc.           77,200     2,461
* Ann Taylor Stores, Inc.                92,000     3,760
* barnesandnoble.com, Inc.               86,300     1,667
* Barnes & Noble, Inc.                   29,100       757
* Best Buy Co., Inc.                     33,400     2,073
* BJ's Wholesale Club, Inc.             149,600     4,422
* Brinker International, Inc.           121,900     3,306
Dollar General Corp.                    111,125     3,431
Family Dollar Stores, Inc.              111,600     2,358
* Jones Apparel Group, Inc.              59,900     1,722
* Kroger Co.                            217,000     4,788
* ShopKo Stores, Inc.                    77,600     2,250
* Sunglass Hut International, Inc.    1,291,900    13,646
TJX Cos., Inc.                          174,100     4,886
---------------------------------------------------------
GROUP TOTAL                                        51,527
---------------------------------------------------------

                                                  VALUE
                                       SHARES     (000)!
---------------------------------------------------------
TECHNOLOGY (17.0%)
* ADC Telecommunications, Inc.           64,800  $  2,718
* Altera Corp.                          330,000    14,314
* Analog Devices, Inc.                   90,400     4,633
* Atmel Corp.                           222,000     7,506
* Burr-Brown Corp.                       48,200     1,904
* Complete Business Solutions, Inc.     251,500     3,442
* Creo Products, Inc.                   127,600     3,134
ECI Telecom Ltd.                        250,200     6,177
* Electroglas, Inc.                      88,300     2,064
* Electronics for Imaging, Inc.          52,200     2,683
First Data Corp.                         96,400     4,230
* Flextronics International Ltd.         14,500       844
Galileo International, Inc.             213,600     8,597
* GoTo.com, Inc.                         17,300       902
* Informix Corp.                        184,700     1,466
* LTX Corp.                             523,600     7,167
* National Semiconductor Corp.          244,100     7,445
* Network Associates, Inc.              416,600     7,967
* NetZero, Inc.                         162,000     4,212
* NOVA Corp.                             21,000       525
* Pinnacle Systems, Inc.                295,300    12,513
* PRI Automation, Inc.                   82,300     2,973
* PSINet, Inc.                          152,900     5,500
* Quantum Corp.-DLT & Storage
  Systems                               279,100     3,925
* Rational Software Corp.               225,400     6,600
* Saville Systems Ireland plc ADR       170,300     2,501
* Sterling Software, Inc.               121,900     2,438
* SunGard Data Systems, Inc.            202,600     5,331
---------------------------------------------------------
GROUP TOTAL                                       133,711
---------------------------------------------------------
UTILITIES (7.7%)
Allegheny Energy, Inc.                   87,700     2,790
Black Hills Corp.                        45,450     1,060
CMS Energy Corp.                         32,600     1,106
Columbia Energy Group                    98,700     5,466
Florida Progress Corp.                   71,600     3,311
Illinova Corp.                           69,900     1,962
IPALCO Enterprises, Inc.                 66,800     1,298
* McLeodUSA, Inc., Class A              201,200     8,564
* MidAmerican Energy Holdings Co.       168,300     4,965
New Century Energies, Inc.               76,800     2,568
PECO Energy Co.                          69,000     2,588
Pinnacle West Capital Corp.              60,300     2,193
Potomac Electric Power Co.              217,600     5,535
PP&L Resources, Inc.                    113,400     3,069
Public Service Enterprise Group,
  Inc.                                   79,000     3,051
Texas Utilities Co.                     128,100     4,780
* Western Wireless Corp., Class A       103,300     4,632
* WinStar Communications, Inc.           31,800     1,242
---------------------------------------------------------
GROUP TOTAL                                        60,180
---------------------------------------------------------
TOTAL COMMON STOCKS (Cost $712,292)               695,361
---------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                           FACE
                                         AMOUNT     VALUE)!
                                          (000)      (000
---------------------------------------------------------
CASH EQUIVALENT (10.0%)
---------------------------------------------------------
REPURCHASE AGREEMENT (10.0%)
Chase Securities, Inc., 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $78,650,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at $78,726
  (Cost $78,639)                        $78,639  $ 78,639
---------------------------------------------------------
TOTAL INVESTMENTS 98.4% (Cost $790,931)           774,000
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.6%)
Cash                                                  975
Dividends Receivable                                  297
Interest Receivable                                    11
Receivable for Investments Sold                    18,123
Receivable for Fund Shares Sold                    13,269
Other Assets                                           16
Payable for Investments Purchased                 (17,480)
Payable for Fund Shares Redeemed                     (716)
Payable for Investment Advisory Fees               (1,497)
Payable for Administrative Fees                       (51)
Payable for Shareholder Servicing
  Fees-Investment Class                                (3)
Payable for Distribution Fees-Adviser Class            (8)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (16)
Other Liabilities                                     (72)
                                                 --------
                                                   12,848
---------------------------------------------------------
NET ASSETS (100%)                                $786,848
---------------------------------------------------------
                                                    VALUE
                                                   (000)!
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 32,959,634 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $721,015
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  21.88
---------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 1,155,935 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $ 25,197
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  21.80
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 1,858,576 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $ 40,636
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  21.86
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $700,069
Undistributed Net Investment Income (Loss)          3,056
Undistributed Realized Net Gain (Loss)            100,654
Unrealized Appreciation (Depreciation) on
  Investment Securities                           (16,931)
---------------------------------------------------------
NET ASSETS                                       $786,848
---------------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (88.1%)

---------------------------------------------------------
                                                   VALUE
         SEPTEMBER 30, 1999             SHARES    (000)!
---------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.8%)
* Beringer Wine Estates Holdings,
  Inc., Class B                           18,100  $   743
---------------------------------------------------------
CONSUMER SERVICES (18.3%)
* 4Kids Entertainment, Inc.               33,500    1,047
* APT Satellite Holdings Ltd. ADR        144,000      666
Asia Satellite Telecommunications
  Holdings Ltd. ADR                       29,900      762
* Chris-Craft Industries, Inc.            16,800      943
* Cinar Films, Inc., Class B              35,200    1,065
* Citadel Communications Corp.            34,700    1,184
* Imax Corp.                              35,900      718
* Insight Communications Co., Inc.,
  Class A                                 37,100    1,062
* Jones Intercable, Inc., Class A         21,800    1,179
* Lamar Advertising Co., Class A          19,900      985
* Radio One, Inc., Class A                21,400      888
* Sinclair Broadcast Group, Inc.,
  Class A                                 21,400      194
* TCI Satellite Entertainment, Inc.,
  Class A                                274,200    1,097
* THQ, Inc.                               27,100    1,169
* Valassis Communications, Inc.           25,000    1,098
* ValueVision International, Inc.,
  Class A                                 35,000      910
* VerticalNet, Inc.                       27,500    1,017
* Westwood One, Inc.                      25,000    1,128
---------------------------------------------------------
GROUP TOTAL                                        17,112
---------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (3.5%)
Allied Capital Corp.                      46,300    1,039
Annuity & Life RE Holdings, Ltd.          28,100      699
* InsWeb Corp.                            32,300      634
Medallion Financial Corp.                 42,100      852
---------------------------------------------------------
GROUP TOTAL                                         3,224
---------------------------------------------------------
ENERGY (6.3%)
* Barrett Resources Corp.                 17,900      661
Cross Timbers Oil Co.                     88,200    1,191
* Evergreen Resources, Inc.               34,200      823
* Forest Oil Corp.                        38,900      664
* Grey Wolf, Inc.                        230,300      691
* Spinnaker Exploration Co.               44,600      580
* TransCoastal Marine Services, Inc.     103,100      593
* Tuboscope, Inc.                         53,900      670
---------------------------------------------------------
GROUP TOTAL                                         5,873
---------------------------------------------------------
FOOD, TOBACCO & OTHER (0.7%)
* The Topps Co., Inc.                     82,900      622
---------------------------------------------------------
HEALTH CARE (4.9%)
* ChiRex, Inc.                            31,900      823
* Lincare Holdings, Inc.                  25,700      685
* MedQuist, Inc.                          23,000      769
* Pharmacyclics, Inc.                     24,500    1,002

                                                   VALUE
                                        SHARES    (000)!
---------------------------------------------------------
---------------------------------------------------------
* PolyMedica Corp.                        27,800  $   646
* Xomed Surgical Products, Inc.,
  Class A                                 11,700      667
---------------------------------------------------------
GROUP TOTAL                                         4,592
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (8.4%)
* Dycom Industries, Inc.                  23,700    1,000
* Insituform Technologies, Inc.,
  Class A                                 37,800      945
* MasTec, Inc.                            24,100      709
Pentair, Inc.                             20,300      814
* The Titan Corp.                         73,200    1,052
* TMP Worldwide, Inc.                     20,100    1,224
* United Rentals, Inc.                    32,900      716
* ViaSat, Inc.                            75,300    1,346
---------------------------------------------------------
GROUP TOTAL                                         7,806
---------------------------------------------------------
RETAIL (4.8%)
* AnnTaylor Stores, Inc.                  19,300      789
* Cheap Tickets, Inc.                     34,900    1,130
* InterTAN, Inc.                          44,700      877
* Too, Inc.                               58,000    1,040
* Ultimate Electronics, Inc.              41,700      652
---------------------------------------------------------
GROUP TOTAL                                         4,488
---------------------------------------------------------
TECHNOLOGY (28.9%)
* Agile Software Corp.                    15,000      960
* AirGate PCS, Inc.                       63,700    1,585
* ANTEC Corp.                             29,100    1,546
* Burr-Brown Corp.                        31,400    1,240
* CommScope, Inc.                         26,800      871
* Cymer, Inc.                             21,000      728
* DSP Communications, Inc.                40,800      775
* Digital Insight Corp.                    7,300      109
* Fairchild Semiconductor Corp.,
  Class A                                 48,200    1,133
* Harbinger Corp.                         66,700    1,126
* Harmonic, Inc.                           9,900    1,295
* Hybrid Networks, Inc.                   51,800      401
* Macromedia, Inc.                        24,200      989
* Macrovision Corp.                       20,000      888
* Netro Corp.                             28,700      786
* Network Solutions, Inc., Class A        14,700    1,351
* Orbotech, Ltd.                          15,000      928
* Proxim, Inc.                            17,000      782
* Quest Software, Inc.                    16,800      781
* RF Micro Devices, Inc.                  21,900    1,002
* Sapient Corp.                           15,400    1,451
* Sawtek, Inc.                            31,100    1,088
* SDL, Inc.                               13,500    1,030
* Semtech Corp.                           24,600      901
* SoftNet Systems, Inc.                   40,600      990
* TranSwitch Corp.                        22,050    1,257
* Verio, Inc.                             30,900      958
---------------------------------------------------------
GROUP TOTAL                                        26,951
---------------------------------------------------------
UTILITIES (11.5%)
* Aerial Communications, Inc.             33,200      901
* Calpine Corp.                            9,600      817

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                        SHARES    (000)!
---------------------------------------------------------
* Clearnet Communications, Inc.,
Class A                                   54,100  $   977
* CoreComm Ltd.                           27,050      891
* Hyperion Telecommunications, Inc.,
  Class A                                 50,500    1,253
KN Energy, Inc.                           47,300    1,061
* Omnipoint Corp.                         22,400    1,252
Potomac Electric Power Co.                23,600      600
* Versatel Telecom International NV
  ADR                                     58,700      631
* VoiceStream Wireless Corp.              19,300    1,191
* Western Wireless Corp., Class A         25,000    1,121
---------------------------------------------------------
GROUP TOTAL                                        10,695
---------------------------------------------------------
TOTAL COMMON STOCKS (Cost $70,264)                 82,106
---------------------------------------------------------
CASH EQUIVALENT (10.5%)
---------------------------------------------------------
                                            FACE
                                          AMOUNT
                                           (000)
                                         -------
REPURCHASE AGREEMENT (10.5%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99 to be
  repurchased at $9,803,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01 valued at $9,813
  (Cost $9,802)                           $9,802    9,802
---------------------------------------------------------
TOTAL INVESTMENTS (98.6%) (Cost $80,066)           91,908
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
Dividends Receivable                                    1
Interest Receivable                                     2
Receivable for Investments Sold                     3,562
Receivable for Fund Shares Sold                       793
Payable to Custodian                                 (486)
Payable for Investments Purchased                  (2,353)
Payable for Fund Shares Redeemed                       (1)
Payable for Investment Advisory Fees                 (163)
Payable for Administrative Fees                        (5)
Other Liabilities                                     (29)
                                                  -------
                                                    1,321
---------------------------------------------------------
NET ASSETS (100%)                                 $93,229
---------------------------------------------------------

                                                   VALUE
                                                  (000)!
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 2,888,521 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                   $93,229
---------------------------------------------------------
NET ASSET VALUE PER SHARE                         $ 32.28
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                   $66,041
Undistributed Realized Net Gain (Loss)             15,346
Unrealized Appreciation (Depreciation) on
  Investment Securities                            11,842
---------------------------------------------------------
NET ASSETS                                        $93,229
---------------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (130.5%)

------------------------------------------------------------
                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
SEPTEMBER 30, 1999         & POOR'S)      (000)       (000)!
------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (68.4%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   9.50%, 10/1/16-10/1/17       Agy    $  1,299  $     1,391
   10.00%, 2/1/10-3/1/21        Agy      18,068       19,521
   10.50%, 8/1/19-4/1/26        Agy       3,200        3,510
   11.00%, 5/1/11-9/1/20        Agy       3,136        3,499
   11.25%,
     10/1/11-12/1/15            Agy       1,155        1,288
   11.50%, 1/1/11-12/1/15       Agy         138          155
   11.75%, 4/1/19               Agy          56           63
   12.00%, 10/1/09-2/1/15       Agy         241          270
   12.50%, 8/1/13               Agy          18           20
   13.00%, 6/1/19               Agy          31           35
   14.00%, 8/1/14               Agy          10           11
   14.75%, 3/1/10               Agy          19           21
  Gold Pools:
   9.00%, 7/1/17                Agy       6,652        7,056
   9.50%, 1/1/21-12/1/22        Agy       7,538        8,102
   10.00%, 6/1/17-10/1/20       Agy       2,618        2,844
  October TBA
   6.00%, 10/1/29               Agy     738,025      688,821
Federal National
  Mortgage Association,
  Conventional Pools:
   6.00%, 4/1/29                Agy     340,278      317,792
   9.00%, 12/1/08-1/1/22        Agy      19,282       20,397
   9.50%, 11/1/13-12/1/26       Agy      15,097       16,211
   10.00%, 10/1/07-1/1/27       Agy      11,039       11,970
   10.50%, 6/1/10-7/1/25        Agy       6,807        7,472
   10.75%, 2/1/11               Agy          36           40
   11.00%, 1/1/16-11/1/20       Agy       2,670        2,984
   11.50%, 7/15/12-2/1/20       Agy       3,151        3,557
   12.00%, 8/1/13-4/1/15        Agy          91          104
   12.50%, 5/1/12               Agy         653          747
  October TBA
   6.00%, 10/1/29               Agy     808,975      754,409
  November TBA
   6.00%, 11/1/29               Agy     207,375      193,193
   6.50%, 11/1/29               Agy     130,000      124,509
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.125%,
     10/20/27-12/20/27          Tsy      60,802       61,105
   6.375%,
     2/20/25-6/20/25            Tsy      60,549       61,031
   6.50%, 1/20/28               Tsy       6,924        6,959
   6.625%,
     7/20/27-9/20/27            Tsy      22,090       22,281
   6.875%,
     1/20/25-6/20/25            Tsy      26,804       27,023
   7.00%,
     2/20/25-11/20/25           Tsy      13,529       13,650
   7.125%, 7/20/25              Tsy      10,554       10,654

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
------------------------------------------------------------
  Various Pools:
   9.00%,
     12/15/21-11/15/24          Tsy    $ 26,496  $    28,072
   9.50%,
     12/15/17-9/15/22           Tsy      18,097       19,456
   10.00%,
     11/15/09-10/15/28          Tsy     144,186      156,709
   10.50%,
     8/15/10-5/15/26            Tsy      12,788       14,071
   11.00%,
     12/15/09-4/15/28           Tsy      32,075       35,909
   11.50%,
     4/15/13-9/20/19            Tsy         779          869
   12.00%,
     4/15/12-11/15/19           Tsy      14,449       16,483
  October TBA
   7.00%, 10/15/29              Tsy     435,250      427,154
------------------------------------------------------------
GROUP TOTAL                                        3,091,418
------------------------------------------------------------
ASSET BACKED CORPORATES (21.4%)
Advanta Mortgage Loan Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12               AAA       1,225        1,221
  97-4 A2
   6.53%, 9/25/12               AAA       6,546        6,523
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02               N/R          26           26
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03              AAA      15,510       15,501
  97-D A3
   6.20%, 5/15/03               AAA       9,331        9,317
  98-A A3
   5.90%, 11/15/02              AAA      15,070       15,027
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12               AAA      16,995       16,865
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10              AAA      12,643       12,593
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01              AAA      22,850       22,840
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19               AAA      32,316       32,049
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04               AAA       2,817        2,814
CIT RV Trust, Series 99-A
  A1
   5.33%, 12/15/05              AAA      30,241       30,099
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   5.279%, 5/15/02              AAA      35,805       35,782

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
COMED Transitional
Funding Trust,
Series 98-1 A1
   5.38%, 3/25/02               AAA    $ 13,031  $    12,993
(+)++ Commercial
  Financial Services,
  Inc.,
  Series 97-5 A1
   7.72%, 6/15/05               N/R       8,100        2,025
Contimortgage Home Equity
  Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13              AAA      19,944       19,784
Daimler Benz Auto
  Grantor Trust, Series
  97-A A
   6.05%, 3/31/05               AAA       4,659        4,652
Daimler Benz Vehicle
  Trust, Series 98-A A2
   5.23%, 12/20/01              AAA      21,000       20,935
Delta Funding Home Equity
  Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16               AAA      10,203       10,166
EQCC Home Equity
  Loan Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08              AAA       8,914        8,890
  99-2 A1F
   6.05%, 1/25/10               AAA      21,577       21,445
  99-3 A1F
   6.548%, 4/25/10              AAA      37,765       37,648
Federal Home Loan
  Mortgage Corp. Pass
  Through Notes, Series
  T-15 A1
   5.83%, 12/25/13              Agy      15,492       15,407
(+) First Mortgage
  Acceptance Corp.
  Loan Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18              A         8,023        7,221
First Security Auto
  Grantor Trust, Series
  97-B A
   6.10%, 4/15/03               AAA       8,320        8,311
First Security Auto Owner
  Trust,
  Series:
  98-1 A2
   5.182%, 6/15/01              AAA      10,714       10,699
  99-2 A2
   5.492%, 5/15/02              AAA      14,735       14,679
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.471%, 9/17/03              AAA      25,270       25,254

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01               AAA    $ 11,117  $    11,117
  98-A A3
   5.65%, 10/15/01              AAA      26,253       26,193
  99-C A3
   5.77%, 11/15/01              AAA      46,300       46,127
  99-D A3
   6.20%, 4/15/02               AAA      48,000       47,987
(+)++ Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06               N/R       7,241        1,810
Green Tree Financial Corp.,
  Series 99-4 A2
   5.97%, 5/1/31                AAA      22,240       22,187
Green Tree Home Equity
  Loan Trust,
  Series:
  99-A A1
   5.59%, 2/15/13               AAA      18,800       18,745
  99-C A1
   5.99%, 7/15/30               AAA      36,807       36,731
+ Green Tree Home
  Improvement Loan Trust,
  Series 98-E HEA2
   5.83%, 2/15/12               Aaa      14,213       14,183
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05               AAA         905          904
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09              AAA      20,062       19,844
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01             AAA      28,075       28,026
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03               AAA      16,727       16,677
  97-B A
   5.95%, 5/15/03               AAA       6,829        6,809
IMC Home Equity
  Loan Trust,
  Series:
  98-1 A2
   6.31%, 12/20/12              AAA      17,212       17,153
  98-3 A2
   6.27%, 11/20/13              AAA       2,173        2,173
## IndyMac Home Equity
  Loan, Series 98-A AF1
   5.47%, 9/25/20               AAA      12,180       12,167

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
(CONT'D)                   & POOR'S)      (000)       (000)!
------------------------------------------------------------
(+) Long Beach Acceptance
Auto Grantor Trust,
Series 97-2 A
   6.69%, 9/25/04               AAA    $  5,118  $     5,101
MMCA Automobile Trust,
  Series 97-1 A3
   6.06%, 5/15/01               AAA         270          270
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03              N/R      12,275       12,262
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03               AAA       8,681        8,675
Nissan Auto Receivables
  Owner Trust,
  Series 99-A A2
   6.12%, 9/15/03               AAA      35,000       34,914
Oakwood Mortgage
  Investors Inc.,
  Series:
  97-A A2
   6.40%, 5/15/27               AAA         415          414
  + 99-B A1
   5.023%, 5/15/09              Aaa      35,685       35,645
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02                AAA       3,450        3,440
Provident Bank Home
  Equity Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13              AAA      13,732       13,677
(+) Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/05               AA       21,260       20,830
Salomon Brothers Mortgage
  Securities VII,
  Series 98-NC7 A1
   6.063%, 1/25/29              AAA      12,200       12,138
(+) Team Fleet Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02              A-        6,500        6,456
  97-1 A
   7.35%, 5/15/03               A-        5,775        5,817
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02               AAA       6,771        6,767
  98-C A2
   5.524%, 8/20/01              AAA      24,743       24,697
World Omni Automobile
  Lease Securitization
  Corp., Series 97-B A2
   6.08%, 11/25/03              AAA      25,805       25,798
------------------------------------------------------------
GROUP TOTAL                                          966,500
------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26              N/R    $ 82,024  $     1,600
  (+) 96-3 A YMA
   10/25/26                     N/R      82,024           84
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28               AAA      53,603        1,120
  (+) 96-4 A11 I YMA
   1/15/28                      AAA      53,603           69
  96-4 A12 I IO
   1.05%, 1/15/28               AAA      11,123          247
  (+) 96-4 A12 I YMA
   1/15/28                      AAA      11,123           12
  97-1 A10 I IO
   1.10%, 3/15/28               AAA      66,900        1,432
  97-1 A10 I YMA
   3/15/28                      N/R      66,900           84
------------------------------------------------------------
GROUP TOTAL                                            4,648
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.7%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1398-I Inv Fl
   11.564%, 10/15/07            Agy       2,451        2,694
  1415-S Inv Fl IO
   20.063%, 11/15/07            Agy       1,630          563
  1476-S Inv Fl IO
   REMIC PAC
   4.746%, 2/15/08              Agy      17,605        1,616
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08              Agy      14,645          980
  1600-SA Inv Fl IO REMIC
   2.563%, 10/15/08             Agy      32,817        1,378
  1950 Inv FI IO
   2.563%, 10/15/22             Agy       4,806          261
  E2 F
   5.988%, 2/15/24              Agy          51           51

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
Federal National Mortgage
Association,
  Series:
  90-118 S Inv Fl REMIC
   30.36%, 9/25/20              Agy    $    631  $       935
  92-186 S Inv Fl IO
   3.75%, 10/25/07              Agy      29,638        2,075
  96-14 PC PO
   12/25/23                     Agy         852          582
  96-68 SC Inv Fl IO REMIC
   2.694%, 1/25/24              Agy      11,400          967
  97-30 SI Inv Fl IO
   2.594%, 7/25/22              Agy       3,664          201
  97-57 PV IO
   8.00%, 9/18/27               Agy      22,729        8,078
  ## 97-70 FA REMIC, (PAC) 11
   5.856%, 7/18/20              Agy       6,004        6,012
  ## 98-22 FA REMIC
   5.781%, 4/18/22              Agy      19,081       19,007
  99-42 SA Inv Fl IO
   2.818%, 10/25/28             Agy     197,183        9,997
  186 IO
   8.00%, 8/1/27                Agy      31,183        8,541
  191 IO
   8.00%, 1/1/28                Agy      20,589        5,841
  270 2 IO
   8.50%, 9/1/23                Agy      45,507       12,223
  274 2 IO
   8.50%, 10/1/25               Agy       5,646        1,512
  275 2 IO
   8.00%, 11/1/26               Agy      18,943        5,106
  281 2 IO
   9.00%, 11/1/26               Agy       8,161        2,048
  291 2 IO
   8.00%, 11/1/27               Agy      39,535       11,008
  296 2 IO
   8.00%, 4/1/24                Agy      38,666       10,397
  G92-53 S Inv Fl IO REMIC
   34.594%, 9/25/22             Agy       1,127          812
  G99-34 SC Inv Fl IO REMIC
   3.22%, 9/16/19               Agy      77,348        4,857
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17              AAA          31            7
Government National Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO REMIC
   3.063%, 6/16/26              Tsy         969           59
  96-13 S Inv Fl IO REMIC
   3.713%, 7/16/11              Tsy         445           31
  96-17 S Inv Fl IO REMIC
   3.113%, 8/16/26              Tsy       1,541           97
  99-32 Inv Fl IO REMIC
   2.75%, 7/16/27               Tsy      90,500        4,498

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
+ Kidder Peabody Mortgage
  Assets Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18               Aaa    $     43  $       279
------------------------------------------------------------
GROUP TOTAL                                          122,713
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.4%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21              AAA       3,648        3,812
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05               Baa3         38           38
sec.## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.285%, 5/28/22
   (acquired 8/5/92-
   3/17/99, cost $3,566)        N/R       3,568        3,373
## Morserv, Inc.
  Series 96-2 1A1
   6.189%, 11/25/26             AAA      10,722       10,695
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28               A-          464          460
------------------------------------------------------------
GROUP TOTAL                                           18,378
------------------------------------------------------------
COMMERCIAL MORTGAGES (1.8%)
Asset Securitization Corp.,
  Series:
  96-MD6 A1B
   6.88%, 11/13/26              AAA         125          124
  96-MD6 A1C
   7.04%, 11/13/26              AAA       8,005        7,869
  +## 97-D5 PS1 IO
   1.59%, 2/14/41               Aaa      91,562        8,198
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04               AA-         125          129
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07             AA        6,090        6,026
  1 C
   7.527%, 10/15/07             BBB+      4,227        4,209
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15               AA        5,196        5,461
(+) Crystal Run Property,
  Inc.,
  Series A
   7.393%, 8/15/11              AA       12,305       12,314

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
(CONT'D)                   & POOR'S)      (000)       (000)!
------------------------------------------------------------
(+) DLJ Mortgage
Acceptance Corp.,
Series 97-CF1 S IO
   1.097%, 3/15/17              AAA    $ 72,108  $     3,184
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21               Aaa      31,426        2,071
  97-C2 X IO
   1.202%, 4/15/27              Aaa     153,344        9,415
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   0.93%, 7/13/30               Aaa      36,089        1,458
Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18              N/R         186          185
  ## 94-MD1 A2
   7.862%, 3/15/18              N/R          65           66
  94-MD1 A3
   8.026%, 3/15/18              N/R       4,239        4,338
(+) Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07               N/R      11,005       11,030
(+) Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03              AA        4,661        4,585
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.573%, 2/25/28              N/R      35,323        1,827
  96-CFL X1A IO
   1.096%, 2/25/28              N/R      28,060          289
  96-CFL X2 IO
   1.159%, 2/25/28              N/R      11,513          241
------------------------------------------------------------
GROUP TOTAL                                           83,019
------------------------------------------------------------
ENERGY (0.2%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15               BB-       6,870        6,444
)Mobile Energy Services
   8.665%, 1/1/17               D         8,204        2,174
------------------------------------------------------------
GROUP TOTAL                                            8,618
------------------------------------------------------------
FINANCE (8.5%)
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                BBB+     10,520       10,138
Associates Corp. of
  North America
   6.95%, 11/1/18               AA-       3,300        3,111
BankAmerica Capital Corp.
   5.875%, 2/15/09              A+        4,990        4,560

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26              A-     $ 18,105  $    17,522
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26               A        15,685       14,909
Chase Manhattan Corp.
   6.00%, 2/15/09               A         9,230        8,507
EOP Operating LP
   6.763%, 6/15/07              BBB       4,015        3,759
   6.80%, 1/15/09               BBB       4,390        4,068
   7.25%, 6/15/28               BBB       2,385        2,073
   7.50%, 4/19/29               BBB       8,890        7,959
Equitable Companies, Inc.
   6.50%, 4/1/08                A        10,680       10,159
(+) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05               A        17,222       16,883
(+) Farmers Exchange Capital
   7.05%, 7/15/28               A+       11,325        9,870
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24               A+       15,855       16,441
(+) First Chicago NBD Corp., Series
  A
   7.95%, 12/1/26               A-       10,740       10,224
First Union
  Institutional Capital I
   8.04%, 12/1/26               BBB+     18,345       17,602
First Union National Bank
   6.50%, 12/1/28               A         1,880        1,591
(+) Florida Property &
  Casualty
   7.375%, 7/1/03               A-        8,205        8,207
(+) Florida Windstorm
   6.70%, 8/25/04               A-        4,435        4,334
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05               BB+      17,095       15,881
HMH Properties,
  Series A
   7.875%, 8/1/05               BB       16,665       15,332
Household Finance Corp.
   5.875%, 2/1/09               A        15,990       14,436
Lehman Brothers
  Holdings
   8.50%, 8/1/15                A         5,585        5,746
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23               A+       14,235       13,023
   7.80%, 11/1/25               A+        6,845        6,754
Nationsbank Corp.
   6.80%, 3/15/28               A         6,270        5,622
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24               A+       19,125       17,404

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       20
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
(+) New England Mutual,
  Series DTC
   7.875%, 2/15/24              A+     $  1,000  $       995

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
(CONT'D)                   & POOR'S)      (000)       (000)!
------------------------------------------------------------
(+) New York Life
Insurance Co.
   7.50%, 12/15/23              AA-    $  6,105  $     5,615
PNC Funding Corp.
   6.125%, 2/15/09              BBB+      6,240        5,716
(+) PNC Institutional Capital,
  Series A
   7.95%, 12/15/26              BBB+     16,940       16,005
(+) Prime Property
  Funding II
   6.80%, 8/15/02               A        11,420       11,239
   7.00%, 8/15/04               A         8,240        7,999
(+) Prudential Insurance Co.
   8.30%, 7/1/25                A        18,575       19,447
Washington Mutual
  Capital I
   8.375%, 6/1/27               BBB-      7,150        7,002
Washington Mutual, Inc.
  Series A
   8.206%, 2/1/27               BBB-      9,475        9,111
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                AA-      10,251        9,879
  96 WFP-D
   6.95%, 9/1/13                AA-      25,245       24,235
------------------------------------------------------------
GROUP TOTAL                                          383,358
------------------------------------------------------------
INDUSTRIALS (10.6%)
Albertson's, Inc.
   7.45%, 8/1/29                A        19,020       18,882
Allied Waste Industries,
  Inc.
   7.40%, 9/15/35               A-       16,235       11,937
American Standard Cos.
   7.375%, 4/15/05              BB-       4,480        4,242
Columbia/HCA
  Healthcare Corp.
   7.19%, 11/15/15              BB+       9,615        7,752
   7.58%, 9/15/25               BB+      10,125        8,085
   7.69%, 6/15/25               BB+       2,235        1,835
   8.70%, 2/10/10               BB+       1,355        1,294
   9.00%, 12/15/14              BB+       6,215        5,976
Comcast Cable
  Communications
   6.20%, 11/15/08              BBB      14,570       13,379
Conoco, Inc.
   6.95%, 4/15/29               A-       21,765       20,228
Continental Airlines,
  Series 97-1 A
   7.461%, 4/1/15               AA+       4,430        4,361
Cox Communications, Inc.
   6.80%, 8/1/28                BBB+      3,745        3,271
CSC Holdings, Inc.
   7.25%, 7/15/08               BB+       1,215        1,165
   7.875%, 12/15/07             BB+      17,305       17,276
Delphi Automotive Systems
   7.125%, 5/1/29               BBB      20,640       18,667

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10               BB+    $  9,113  $     8,326
  93-K1 A2
   7.43%, 8/15/18               BB+         480          423
  94-K1 A1
   7.60%, 8/15/07               BB+       5,600        5,437
  94-K2 A2
   9.35%, 8/15/19               BB+       3,790        3,781
Enron Corp.
   6.95%, 7/15/28               BBB+     13,725       12,110
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                BBB+     18,570       16,516
(+) Florida Windstorm
   7.125%, 2/25/19              AAA      18,345       17,254
Ford Motor Co.
   6.625%, 10/1/28              A        20,060       17,867
Fred Meyer, Inc.
   7.375%, 3/1/05               BBB-     12,275       12,271
   7.45%, 3/1/08                BBB-      3,795        3,764
Host Marriott LP
   8.375%, 2/15/06              BB          700          658
International Game
  Technology
   8.375%, 5/15/09              BB+      11,170       10,691
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10                BB+       7,540        7,615
Lenfest Communications, Inc.
   7.625%, 2/15/08              BB+      13,120       13,074
   8.375%, 11/1/05              BB+      14,810       15,373
Lowe's Companies, Inc.
   6.50%, 3/15/29               A        23,215       20,130
(+) Monsanto Co.
   6.60%, 12/1/28               A        22,710       19,842
News America Holdings
   7.75%, 2/1/24                BBB-      3,296        3,117
   8.875%, 4/26/23              BBB-        830          882
News America, Inc.
   7.28%, 6/30/28               BBB-     18,925       16,877
(+) Oxymar
   7.50%, 2/15/16               BBB-      5,965        4,512
# Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21                BBB-      8,140        8,103
(+) Rohm & Haas Co.
   7.85%, 7/15/29               A-       11,680       11,895
Saks, Inc.
   7.375%, 2/15/19              BB+      11,180        9,508
Scotia Pacific Co. LLC
   7.71%, 7/20/28               BBB      27,115       18,980
Sun Microsystems, Inc.
   7.65%, 8/15/09               BBB+      8,670        8,807
Tenet Healthcare Corp.
   7.625%, 6/1/08               BB+      13,560       12,391
Tennessee Gas Pipeline
   7.00%, 10/15/28              BBB+     11,785       10,559

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
Time Warner Cos., Inc.
   6.625%, 5/15/29              BBB    $ 14,655  $    12,841
   6.95%, 1/15/28               BBB         875          801
   7.57%, 2/1/24                BBB      12,680       12,498
Union Pacific Corp.
   6.625%, 2/1/29               BBB-      2,495        2,141
  Series E
   6.79%, 11/9/07               BBB-      5,200        5,000
USA Waste Services
   7.00%, 7/15/28               BBB      15,685       12,316
(+) Waste Management, Inc.
   7.375%, 5/15/29              BBB       6,545        5,381
------------------------------------------------------------
GROUP TOTAL                                          480,091
------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Bank of America,
  Series A
   8.375%, 5/1/07               AAA           1            1
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 6/22/94,
   cost $123)                   N/R         130          130
sec.## Magnolia Federal
  Bank, Series 84-2
   9.12%, 10/1/07
   (acquired 5/1/87, cost
   $150)                        N/R         153          156
## Resolution Trust
  Corp., Series 92-5C CMO
   8.60%, 1/25/26               AA        2,154        2,140
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11                AA        3,180        3,121
------------------------------------------------------------
GROUP TOTAL                                            5,548
------------------------------------------------------------
TELEPHONES (2.5%)
++ AT&T Corp.
   6.50%, 3/15/29               AA-      24,145       21,396
Comcast Cable
  Communications
   8.375%, 5/1/07               BBB       4,275        4,498
GTE Corp.
   6.94%, 4/15/28               A        13,460       12,592
Intermedia
  Communications Inc.,
  Series B
   8.50%, 1/15/08               B         2,625        2,277
   8.60%, 6/1/08                B        16,360       14,192
   8.875%, 11/1/07              B         2,355        2,087
MCI WorldCom, Inc.
   6.95%, 8/15/28               A-       29,645       27,727

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
# Nextel Communications, Inc.
   0.00%, 9/15/07               B-     $ 15,975  $    11,781
Qwest Communications
  International, Inc.,
   7.50%, 11/1/08               BB+         130          129
  Series B
   # 0.00%, 2/1/08              BB+      23,440       17,639
------------------------------------------------------------
GROUP TOTAL                                          114,318
------------------------------------------------------------
TRANSPORTATION (1.1%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17              AA+      17,210       16,056
  99-1 A
   6.545%, 8/2/20               AA+       4,590        4,226
(+) Jet Equipment Trust,
  Series:
  94-A A11
   10.00%, 6/15/12              A           560          636
  95-5A C
   10.69%, 11/1/13              BBB-      8,650        9,948
Union Pacific Corp.
   6.625%, 2/1/08               BBB-     11,920       11,323
   7.125%, 2/1/28               BBB-      6,955        6,369
------------------------------------------------------------
GROUP TOTAL                                           48,558
------------------------------------------------------------
U.S. TREASURY SECURITIES (4.8%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)          Tsy      85,490       81,616
   3.625%, 7/15/02
   (Inflation Indexed)          Tsy      12,109       12,018
   !! 3.625%, 1/15/08
   (Inflation Indexed)          Tsy      31,647       30,609
   4.50%, 1/31/01               Tsy      80,870       79,771
   6.25%, 1/31/02               Tsy      11,820       11,960
------------------------------------------------------------
GROUP TOTAL                                          215,974
------------------------------------------------------------
UTILITIES (1.5%)
CMS Energy Corp.
   7.50%, 1/15/09               BB       15,410       14,218
CMS Panhandle
  Holdings Co.
   7.00%, 7/15/29               BBB-      2,305        2,051
(+) Edison Mission Energy
  Funding Corp.,
  Series B
   7.33%, 9/15/08               BBB      10,155        9,883
El Paso Energy
   6.75%, 5/15/09               BBB       7,230        6,848
Enron Corp
   6.95%, 7/15/28               BBB+      6,140        5,417

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
(CONT'D)                   & POOR'S)      (000)       (000)!
------------------------------------------------------------
Florida Power & Light Co.
   7.625%, 9/15/06              A+     $ 17,310  $    17,593
(+) Southern Energy, Inc.
   7.90%, 7/15/09               BBB      10,785       10,407
------------------------------------------------------------
GROUP TOTAL                                           66,417
------------------------------------------------------------
YANKEE (6.4%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29               A        16,265       14,673
(+) AST Research, Inc.
   7.45%, 10/1/02               BB-      17,145       16,482
(+) Bayer
  Hypo-Vereinsbank
   8.741%, 6/30/31              A        11,300       11,203
Empresa Nacional
  Electricidad
   7.325%, 2/1/37               A-        6,015        5,447
   7.75%, 7/15/08               A-       16,420       15,443
Glencore Nickel Property Ltd.
   9.00%, 12/1/14               BB+      13,705       11,683
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08                BB       14,560       12,294
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                A        21,305       18,362
(+) Hyundai Semiconductor
  America
   8.25%, 5/15/04               B         2,755        2,305
   8.625%, 5/15/07              B        10,707        8,339
(+) Israel Electric Corp., Ltd.
   7.75%, 12/15/27              A-       16,010       14,086
(+) Multicanal S.A.
   10.50%, 2/1/07               BB-         245          200
   10.50%, 4/15/18              BB+       9,145        7,058
   13.125%, 4/15/09             BB+       3,970        3,735
National Power Corp.
   8.40%, 12/15/16              BB+       5,260        4,240
(+) Oil Purchase Co.
   7.10%, 4/30/02               BBB      13,598       12,754
(+) Oil Purchase Co. II
   10.73%, 1/31/04              BBB       2,535        2,460
(+) Orange plc
   8.75%, 6/1/06                BB-      14,130       14,233
(+) Paiton Energy Funding
   9.34%, 2/15/14               CCC      11,075        1,883
(+) Petrozuata Finance, Inc.
   8.22%, 4/1/17                BB+      23,215       16,522
Province of Quebec
   7.50%, 9/15/29               A+       16,600       16,698
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14              BBB+     31,220       28,568
Republic of Argentina
   11.75%, 4/7/09               BB       14,335       13,876
Republic of Colombia
   8.70%, 2/15/16               BBB-     18,355       13,517

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT        VALUE
                           & POOR'S)      (000)       (000)!
------------------------------------------------------------
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19              BB     $ 28,515  $    21,030
  Series B
   6.25%, 12/31/19              BB          795          586
------------------------------------------------------------
GROUP TOTAL                                          287,677
------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $6,054,789)    5,897,235
------------------------------------------------------------
PREFERRED STOCK (1.2%)
------------------------------------------------------------
                                        SHARES
                                       --------
MORTGAGE-OTHER (1.2%)
(+)+ Home Ownership
  Funding Corp.
   13.331% (Cost $52,531)       Aaa      63,325       52,324
------------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------------
MISC-INDUSTRIALS (0.0%)
*@ United Mexican States
  Recovery Rights,
  expiring 6/30/03 (Cost
  $0)                           N/R    10,975,000          --
------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
------------------------------------------------------------
                                         FACE
                                        AMOUNT
                                        (000)
                                       --------
Morgan Guaranty Trust
Company, 11/20/05;
monthly payments equal to
1% per annum of the
outstanding notional
balance, indexed to GNMA
ARM pools (Cost $5,305)         N/R    $ 80,539        1,454
------------------------------------------------------------
CASH EQUIVALENTS (15.5%)
------------------------------------------------------------
DISCOUNT NOTES (9.5%)
Federal Home Loan Bank
   5.15%, 10/20/99                       77,000       76,791
   5.18%, 10/22/99                       23,000       22,930
   5.19%, 10/8/99                        50,000       49,913
   5.19%, 10/13/99                       20,000       19,980
   5.24%, 11/5/99                        19,000       18,903
Federal Home Loan Mortgage
  Corporation
   5.17%, 10/7/99                        40,000       39,966
   5.24%, 11/4/99                        50,000       49,752
Federal National Mortgage
  Association
   5.19%, 10/19/99                       51,000       50,868
   5.19%, 10/25/99                       50,000       49,827
   5.24%, 11/03/99                       50,000       49,760
------------------------------------------------------------
GROUP TOTAL                                          428,690
------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                           FACE
                                         AMOUNT        VALUE
                                          (000)       (000)!
------------------------------------------------------------
REPURCHASE AGREEMENT (6.0%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $273,300,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at
  $273,563                             $273,261  $   273,261
------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $701,951)               701,951
------------------------------------------------------------
TOTAL INVESTMENTS (147.2%) (Cost $6,814,576)       6,652,964
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-47.2%)
Cash                                                   1,227
Dividends Receivable                                   2,110
Interest Receivable                                   44,506
Receivable for Investments Sold                        7,158
Receivable for Forward Commitments                   676,015
Receivable for Fund Shares Sold                        2,296
Investments Held as Collateral for Loaned
  Securities                                          74,206
Other Assets                                             199
Payable for Investments Purchased                     (2,263)
Payable for Forward Commitments                   (2,843,829)
Payable for Fund Shares Redeemed                      (4,993)
Payable for Investment Advisory Fees                  (4,318)
Payable for Administrative Fees                         (299)
Payable for Shareholder Servicing
  Fees-Investment Class                                   (5)
Payable for Distribution Fees-Adviser Class              (29)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (199)
Payable for Daily Variation on Futures
  Contracts                                             (298)
Unrealized Loss on Swap Agreements                    (9,434)
Collateral on Securities Loaned, at Value            (74,206)
Other Liabilities                                       (995)
                                                 -----------
                                                  (2,133,151)
------------------------------------------------------------
NET ASSETS (100%)                                $ 4,519,813
------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------
NET ASSETS
Applicable to 385,361,129 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $ 4,338,939
------------------------------------------------------------
NET ASSET VALUE PER SHARE                        $     11.26
------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------
NET ASSETS
Applicable to 3,475,714 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $    39,165
------------------------------------------------------------
NET ASSET VALUE PER SHARE                        $     11.27
------------------------------------------------------------

                                                    VALUE
                                                   (000)!
------------------------------------------------------------
------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------
NET ASSETS
Applicable to 12,585,297 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $   141,709
------------------------------------------------------------
NET ASSET VALUE PER SHARE                        $     11.26
------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $ 4,732,600
Undistributed Net Investment Income (Loss)            82,491
Undistributed Realized Net Gain (Loss)              (118,367)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (161,612)
  Futures and Swaps                                  (15,299)
------------------------------------------------------------
NET ASSETS                                       $ 4,519,813
------------------------------------------------------------

sec.   Restricted Security-Total market value of restricted
        securities owned at September 30, 1999 was $3,659,000
        or 0.1% of net assets.
!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
*      Non-income producing security
(+)    144A security. Certain conditions for public sale may
        exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
)      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30, 1999.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed is as
        of September 30, 1999.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with an
  Fl    inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at September 30,
        1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or Standard
        & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7 to
        Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (131.0%)

-----------------------------------------------------------
                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
SEPTEMBER 30, 1999         & POOR'S)      (000)      (000)!
-----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (71.4%)
Federal Home Loan
  Mortgage Corporation, Conventional
  Pools:
   10.00%, 11/1/20              Agy    $    177  $      191
   11.50%, 8/1/19               Agy         349         391
   12.50%, 4/1/14               Agy           5           6
  Gold Pools:
   10.00%, 6/1/17-3/1/21        Agy       1,013       1,100
   12.00%, 11/1/19              Agy          60          67
  October TBA
   6.00%, 10/1/29               Agy      42,625      39,783
Federal National Mortgage
  Association,
  Conventional Pools:
   6.00%, 4/1/27-4/1/29         Agy      31,471      29,391
   9.50%, 2/1/20-8/1/20         Agy         940       1,008
   10.00%, 8/1/18-2/1/25        Agy         534         579
   10.50%, 11/1/10-2/1/28       Agy         683         750
   11.00%, 9/1/19-9/1/20        Agy         992       1,108
   11.50%, 11/1/19-9/1/25       Agy         573         647
  October TBA
   6.00%, 10/1/29               Agy      24,450      22,801
  November TBA
   6.50%, 11/1/29               Agy       4,000       3,831
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.00%, 8/20/27               Tsy       1,811       1,827
   6.125%,
   10/20/27-12/20/27            Tsy         845         849
   6.375%, 5/20/25              Tsy         228         230
   6.50%, 1/20/28               Tsy         108         109
   6.625%,
   7/20/27-9/20/27              Tsy       2,978       3,004
   6.875%,
   4/20/25-6/20/25              Tsy       1,051       1,060
   7.00%, 2/20/25-8/20/25       Tsy         685         691
  Various Pools:
   6.875%, 2/20/27              Tsy         113         113
   9.00%, 11/15/17              Tsy         359         382
   9.50%,
   12/15/17-12/15/21            Tsy       2,681       2,882
   10.00%,
   8/15/17-10/15/28             Tsy       2,328       2,530
   10.50%,
   8/15/19-2/15/25              Tsy       4,049       4,456
   11.00%,
   12/15/09-7/15/20             Tsy         421         471
   11.50%, 8/15/13              Tsy         320         362
   12.00%,
   12/15/12-2/15/15             Tsy         173         196
  October TBA
   7.00%, 10/15/29              Tsy      15,850      15,555
-----------------------------------------------------------
GROUP TOTAL                                         136,370
-----------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
-----------------------------------------------------------
ASSET BACKED CORPORATES (21.2%)
Advanta Mortgage Loan
  Trust,
  Series 97-4 A2
   6.53%, 9/25/12               AAA    $    320  $      319
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02               N/R          16          16
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02               AAA          77          77
Arcadia Automobile
  Receivables Trust,
  Series 98-A A3
   5.90%, 11/15/02              AAA         775         773
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12               AAA         535         531
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10              AAA         344         343
Block Mortgage Finance
  Co. Series 99-1 A1
   5.94%, 8/26/13               AAA         514         511
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01              AAA         950         950
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19               AAA         802         795
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04               AAA         717         716
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   5.279%, 5/15/02              AAA         550         550
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02               AAA         310         309
Contimortgage Home
  Equity Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13              AAA         628         623
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02              AAA         104         104
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05               AAA         111         111

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
Daimler Benz Vehicle
Trust, Series 98-A A2
   5.23%, 12/20/01              AAA    $    591  $      589
Delta Funding Home Equity
  Loan Trust, Series 98-4
  A1F
   6.16%, 2/15/16               AAA         282         281
EQCC Home Equity Loan
  Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08              AAA         417         416
  99-3 A1
   6.548%, 4/25/10              AAA       1,494       1,489
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02              AAA         105         105
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03               AAA         765         764
  98-A A
   5.97%, 4/15/04               AAA         399         398
First Security Auto
  Owner Trust,
  Series 99-2 A2
   5.492%, 5/15/02              AAA         875         872
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.471%, 9/17/03              AAA         375         375
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01               AAA         633         633
  98-A A3
   5.65%, 10/15/01              AAA         273         272
  99-B A3
   5.47%, 9/15/01               AAA       1,750       1,741
  99-C A3
   5.77%, 11/15/01              AAA       1,925       1,918
  99-D A3
   6.20%, 4/15/02               AAA       1,900       1,900
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02               AAA         726         726
Green Tree Financial
  Corp., Series:
  97-7 A3
   6.18%, 9/15/09               AAA          67          67
  + 98-1 A2
   5.85%, 4/1/11                Aaa         246         245
  99-3 A2
   5.51%, 6/1/06                AAA       1,300       1,293

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
Green Tree Home
  Equity Loan Trust,
  Series 99-C A1
   5.99%, 7/15/30               AAA    $  1,357  $    1,354
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05               AAA         494         493
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09              AAA         630         623
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  99-1 A1
   5.25%, 7/15/03               AAA         616         611
  99-2 A
   5.84%, 10/15/03              AAA         910         908
(+) Health Care
  Receivables
  Securitization Program,
  Series 97-1 A
   6.815%, 7/1/01               N/R         200         200
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03               AAA         165         165
Honda Auto Receivables
  Owner Trust, Series
  99-1 A2
   5.186%, 6/16/01              AAA         625         623
IMC Home Equity
  Loan Trust,
  Series 98-1 A2
   6.31%, 12/20/12              AAA         350         348
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04               AAA         101         100
MBNA Master Credit
  Card Trust,
  Series 99-J A
   7.00%, 2/15/12               AAA       1,020       1,025
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.06%, 5/15/01               AAA         394         394
  99-1 A2
   5.43%, 1/15/04               AAA         775         773
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03              N/R         375         375
Navistar Financial Corp.
  Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02               AAA         875         870

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
(CONT'D)                   & POOR'S)      (000)      (000)!
-----------------------------------------------------------
Nissan Auto Receivables
Grantor Trust,
  Series:
  97-A A
   6.15%, 2/15/03               AAA    $    555  $      555
  98-A A
   5.45%, 4/15/04               AAA       1,198       1,188
+ Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   5.023%, 5/15/09              Aaa         677         676
Option One Mortgage
  Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29               AAA         697         692
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02                AAA       1,825       1,819
Provident Bank Home
  Equity Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13              AAA         374         373
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05               AA          450         441
+## Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series 98-HI2 A1
   5.42%, 2/25/10               Aaa          93          93
Residential Funding
  Mortgage Securities I,
  Series 99-HI4 A1
   6.41%, 11/25/07              AAA         884         882
(+) Team Fleet Financing
  Corp., Series:
  96-1 A
   6.65%, 12/15/02              A-          250         248
  97-1 A
   7.35%, 5/15/03               A-          600         604
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03                AAA         671         670
USAA Auto Loan
  Grantor Trust,
  Series 97-1 A
   6.00%, 5/15/04               AAA         470         470
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02               AAA         152         151
  97-D A3
   6.25%, 3/20/02               AAA         412         412
  99-B A2
   5.83%, 4/20/02               AAA         975         972

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
World Omni Automobile
  Lease Securitization
  Corp., Series 97-B A2
   6.08%, 11/25/03              AAA    $    521  $      521
-----------------------------------------------------------
GROUP TOTAL                                          40,441
-----------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26              N/R       4,242          83
  (+) 96-3 A YMA,
   10/25/26                     N/R       4,242           4
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28               AAA       2,373          50
  (+) 96-4 A11 I YMA,
   1/15/28                      AAA       2,373           3
  96-4 A12 I IO
   1.05%, 1/15/28               AAA         492          11
  (+)@ 96-4 A12 I YMA,
   1/15/28                      AAA         492          --
  97-1 A10 I IO
   1.10%, 3/15/28               AAA       2,951          63
  97-1 A10 I YMA,
   3/15/28                      N/R       2,951           3
-----------------------------------------------------------
GROUP TOTAL                                             217
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (3.3%)
Collateralized Mortgage
  Obligation Trust,
  Series 16-Q Inv Fl
   13.25%, 3/20/18              AAA          61          62
Federal Home Loan
  Mortgage Corporation,
  Series:
  63-SA Inv Fl IO
   1.50%, 6/17/27               Agy       1,694          66
  1887-SH Inv Fl IO
   8.794%, 3/15/24              Agy         450         139
  1911-C PO,
   11/15/23                     Agy         538         375
  2171 B
   6.28%, 6/25/09               Agy       1,140       1,084
Structured Pass-Through
  Securities,
  Series T-15 A1
   5.83%, 12/25/13              Agy         573         570

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
 Federal National
Mortgage Association,
  Series:
  ## 92-43 FC
   6.006%, 10/25/21             Agy    $    189  $      190
  ## 94-73 F
   5.906%, 12/25/20             Agy          41          41
  97-53 IO PAC
   8.00%, 8/18/27               Agy         765         202
  ## 97-70 FA REMIC, PAC
  (11)
   5.856%, 7/18/20              Agy         120         120
  ## 98-22 FA REMIC
   5.781%, 4/18/22              Agy         403         401
  ## 99-42 SA IO
   2.818%, 10/25/28             Agy      11,268         571
  191 IO
   8.00%, 1/1/28                Agy       2,028         575
  270 2 IO
   8.50%, 9/1/23                Agy         493         132
  281 2 IO
   9.00%, 11/1/26               Agy         557         140
  291 2 IO
   8.00%, 11/1/27               Agy         545         152
  296 2 IO
   8.00%, 4/1/24                Agy       2,350         632
  275 2 IO
   8.00%, 11/1/26               Agy       1,131         305
Government National
  Mortgage Association,
  Series:
  97-13 SB Inv Fl IO
   2.563%, 9/16/27              Tsy       2,400         187
  99-30 S Inv Fl IO
   3.22%, 8/16/29               Tsy       4,960         372
-----------------------------------------------------------
GROUP TOTAL                                           6,316
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.0%)
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28               A-           23          23
-----------------------------------------------------------
COMMERCIAL MORTGAGES (1.6%)
## American Southwest Financial
  Securities Corp.,
  Series 93-2 S1 IO
   1.091%, 1/18/09              N/R       5,568         161
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27               AAA         192         196
  ## 95-MD4 ACS2 IO
   2.321%, 8/13/29              AAA       1,906         267
  96-MD6 A1C
   7.04%, 11/13/26              AAA         300         295
  +## 97-D5 PS1 IO
   1.59%, 2/14/41               Aaa       2,638         236

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
(+) Carousel Center
  Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07             A      $    325  $      320
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15               AA          234         246
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17              AAA       2,823         125
+## GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21               Aaa       2,121         140
  97-C2 X IO
   1.202%, 4/15/27              Aaa       3,389         208
## Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18              N/R          68          68
  94-MD1 A2
   7.862%, 3/15/18              N/R         125         127
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07               N/R         377         377
(+) Prime Property
  Funding,
  Series 1 A
   6.633%, 7/23/03              AA          173         170
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.573%, 2/25/28              N/R       1,863          96
  96-CFL X1A IO
   1.096%, 2/25/28              N/R       1,498          15
  96-CFL X2 IO
   1.159%, 2/25/28              N/R         656          14
-----------------------------------------------------------
GROUP TOTAL                                           3,061
-----------------------------------------------------------
ENERGY (0.2%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15               A-          305         286
-----------------------------------------------------------
FINANCE (11.3%)
American General Corp.
   6.625%, 2/15/29              AA-         445         388
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27                BBB+        335         323
Associates Corp. of North
  America
   6.00%, 7/15/05               AA-         420         401
Bank One Corp.
   6.00%, 2/17/09               A           730         668

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
(CONT'D)                   & POOR'S)      (000)      (000)!
-----------------------------------------------------------
BankAmerica Capital Corp.
   5.875%, 2/15/09              A+     $    340  $      311
   6.25%, 4/1/08                A           345         325
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26              A-          335         324
Beneficial Corp.,
  Series F
   6.47%, 11/17/08              A           310         290
(+) BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26               A           150         143
Chase Manhattan Corp.
   6.00%, 2/15/09               A           415         382
CIT Group, Inc.
   5.91%, 11/23/05              A+          595         557
Citicorp,
  Series F
   6.375%, 11/15/08             A+          805         762
EOP Operating
   6.763%, 6/15/07              BBB         165         154
   7.25%, 6/15/28               BBB         300         261
   7.50%, 4/19/29               BBB         365         327
Equifax, Inc.
   6.30%, 7/1/05                A-          210         201
(+) Equitable Companies,
  Inc.
   6.50%, 4/1/08                A           290         276
Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05               A           860         843
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28               A+          680         593
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24               A+          475         492
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17               A           561         502
(+) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26               A-          390         371
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03               A           575         559
!! First Union
  Institutional Capital I
   8.04%, 12/1/26               BBB+        455         437
First Union National Bank
   6.50%, 12/1/28               A           280         237
(+) Florida Property &
  Casualty
   7.375%, 7/1/03               A-          350         350
Hartford Life Corp.
   7.65%, 6/15/27               A           510         498
Household Finance Corp.
   5.875%, 2/1/09               A           105          95
   6.375%, 8/1/10               A           495         458
(+) Hyatt Equities LLC
   7.00%, 5/15/02               BBB+        710         700

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
IBM Corp.
   6.50%, 1/15/28               A+     $    915  $      837
(+) Kroger Co.
   7.70%, 6/1/29                BBB-        710         686
Merck & Co., Inc.
   5.95%, 12/1/28               AAA         440         377
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23               A+          400         366
   7.80%, 11/1/25               A+          250         247
Nationsbank Corp.
   6.80%, 3/15/28               A           265         238
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24               A+          755         687
New England Mutual,
  Series DTC
   7.875%, 2/15/24              A+          350         348
Northern Trust Co.
   6.625%, 10/1/03              AA-         955         956
Norwest Financial, Inc.
   5.625%, 2/3/09               A+        1,035         927
PNC Funding Corp.
   6.125%, 2/15/09              BBB+        330         302
(+) PNC Institutional
  Capital
  Series A
   7.95%, 12/15/26              BBB+        625         590
(+) Prime Property
  Funding II
   7.00%, 8/15/04               A           400         388
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25                A-          640         670
Washington Mutual
  Capital I
   8.375%, 6/1/27               BBB-        180         176
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27               BBB-        315         303
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                AA-         475         457
  96 WFP-D
   6.95%, 9/1/13                AA-         850         816
-----------------------------------------------------------
GROUP TOTAL                                          21,599
-----------------------------------------------------------
INDUSTRIALS (14.0%)
Albertson's, Inc.
   7.45%, 8/1/29                A           745         740
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18                AA-         771         723
Becton, Dickinson & Co.
   6.70%, 8/1/28                A+        1,055         931
Comcast Cable
  Communications
   6.20%, 11/15/08              BBB         395         363
Conoco, Inc.
   6.95%, 4/15/29               A-          965         897

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
Continental Airlines,
Series 97-1 A
   7.461%, 4/1/15               AA+    $    337  $      332
DaimlerChrylser of North
  America Holdings
   7.20%, 9/1/09                A+          955         960
Dayton Hudson Corp.
   6.65%, 8/1/28                A-          505         451
   6.75%, 1/1/28                A-          205         185
Delphi Automotive Systems
   7.125%, 5/1/29               BBB       1,020         922
Enron Corp.
   6.95%, 7/15/28               BBB+        410         362
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                BBB+        780         694
(+) Florida Windstorm
   7.125%, 2/25/19              AAA       1,160       1,091
Ford Motor Co.
   6.625%, 10/1/28              A         1,240       1,104
General Motors Corp.
   6.75%, 5/1/28                A           400         363
Hertz Corp.
   7.625%, 8/15/07              A-          755         768
(+) Home Depot, Inc.
   6.50%, 9/15/04               AA-       1,010       1,012
Johnson & Johnson
   6.625%, 9/1/09               AAA         975         971
Lowe's Companies, Inc.
   6.50%, 3/15/29               A           625         542
   6.875%, 2/15/28              A           380         346
Lucent Technologies, Inc.
   6.45%, 3/15/29               A         1,020         920
(+) Monsanto Co.
   6.60%, 12/1/28               A           910         795
Neiman Marcus Group, Inc.
   6.65%, 6/1/08                BBB         785         737
News America Holdings
   7.75%, 1/20/24               BBB-        240         228
   7.75%, 2/1/24                BBB-        440         416
   8.875%, 4/26/23              BBB-        295         313
Norfolk Southern Corp.
   6.20%, 4/15/09               BBB+      1,015         938
Proctor & Gamble Co.
   6.875%, 9/15/09              AA          470         472
Republic Services, Inc.
   7.125%, 5/15/09              BBB         685         623
(+) Rohm & Haas Co.
   7.85%, 7/15/29               A-          445         453
Scotia Pacific Co. LLC
   7.11%, 1/20/14               A           560         448
   7.71%, 7/20/28               BBB         390         273
Sun Microsystems, Inc.
   7.65%, 8/15/09               BBB+        370         376
Tennessee Gas Pipeline
   7.00%, 10/15/28              BBB+        295         264
Textron, Inc.
   6.75%, 9/15/02               A           485         486

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
                           & POOR'S)      (000)      (000)!
-----------------------------------------------------------
Time Warner Cos., Inc.
   6.625%, 5/15/29              BBB    $    440  $      385
   6.95%, 1/15/28               BBB         120         110
   7.57%, 2/1/24                BBB         840         828
U.S. Airways Corp.,
  Series 98-1 A
   6.85%, 1/30/18               AA-         756         682
Union Pacific Co.
   6.625%, 2/1/29               BBB-        600         515
United Technologies Corp.
   6.70%, 8/1/28                A+        1,205       1,101
Wal-Mart Stores
   6.875%, 8/10/09              AA        1,700       1,705
-----------------------------------------------------------
GROUP TOTAL                                          26,825
-----------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
## Gemsco Mortgage Pass
  Through Certficate,
  Series 87-A
   8.701%, 11/25/10             AA          155         156
## Resolution Trust
  Corp.,
  Series 92-5C CMO
   8.60%, 1/25/26               AA           21          21
-----------------------------------------------------------
GROUP TOTAL                                             177
-----------------------------------------------------------
TELEPHONES (2.1%)
AT&T Corp.
   6.50%, 3/15/29               AA-       1,140       1,010
BellSouth
  Telecommunications
   6.375%, 6/1/28               AAA         645         565
Comcast Cable
  Communications
   8.375%, 5/1/07               BBB         185         195
GTE Corp.
   6.94%, 4/15/28               A         1,190       1,113
MCI Communications Corp.
   6.50%, 4/15/10               A-          170         162
   6.95%, 8/15/06               A-          140         139
MCI WorldCom, Inc.
   6.95%, 8/15/28               A-          860         805
-----------------------------------------------------------
GROUP TOTAL                                           3,989
-----------------------------------------------------------
TRANSPORTATION (1.0%)
Burlington Northern Santa
  Fe
   6.70%, 8/1/28                BBB+        910         800
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17              AA+         333         310
  99-1 A
   6.545%, 8/2/20               AA+         440         405
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12              A           395         449
-----------------------------------------------------------
GROUP TOTAL                                           1,964
-----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

                           !!RATINGS       FACE
                           (STANDARD     AMOUNT       VALUE
(CONT'D)                   & POOR'S)      (000)      (000)!
-----------------------------------------------------------
U.S. TREASURY SECURITY (2.9%)
!! U.S. Treasury Bond
   8.75%, 8/15/20               Tsy    $  4,425  $    5,572
-----------------------------------------------------------
UTILITIES (1.8%)
CMS Panhandle Holdings
  Co.
   7.00%, 7/15/29               BBB-        640         569
(+) Edison Mission Energy
  Funding Corp.
   7.33%, 9/15/08               BBB         535         521
El Paso Energy
   6.75%, 5/15/09               BBB         285         270
Enron Corp.
   6.95%, 7/15/28               BBB+        425         375
FPL Group Capital, Inc.
   7.375%, 6/1/09               A+        1,250       1,249
(+) Southern Energy, Inc.
   7.90%, 7/15/09               BBB         460         444
-----------------------------------------------------------
GROUP TOTAL                                           3,428
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $254,883)       250,268
-----------------------------------------------------------
PREFERRED STOCK (0.5%)
-----------------------------------------------------------
                                         SHARES
                                         ------
MORTGAGE-OTHER (0.5%)
(+)+ Home Ownership
  Funding Corp.
   13.331% (Cost $959)          Aaa       1,200         992
-----------------------------------------------------------
CASH EQUIVALENTS (10.3%)
-----------------------------------------------------------
                                         FACE
                                        AMOUNT
                                        (000)
                                       --------
DISCOUNT NOTE (4.7%)
Federal National Mortgage
  Association
   5.10%, 10/29/99                     $  9,000       8,963
-----------------------------------------------------------
REPURCHASE AGREEMENT (5.6%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $10,641,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at $10,651     10,639      10,639
-----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $19,602)                19,602
-----------------------------------------------------------
TOTAL INVESTMENTS (141.8%) (Cost $275,444)          270,862
-----------------------------------------------------------

                                                   VALUE
                                                   (000)+
-----------------------------------------------------------
                                       --------
OTHER ASSETS AND LIABILITIES (-41.8%)
Cash                                             $       29
Dividends Receivable                                     40
Interest Receivable                                   1,719
Receivable for Investments Sold                       1,218
Receivable for Forward Commitments                    3,847
Receivable for Fund Shares Sold                          35
Investments Held as Collateral for Loaned
  Securities                                          8,655
Other Assets                                              6
Payable for Investments Purchased                    (1,058)
Payable for Forward Commitments                     (85,094)
Payable for Fund Shares Redeemed                        (78)
Payable for Investment Advisory Fees                   (179)
Payable for Administrative Fees                         (12)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                            (6)
Payable for Daily Variation Margin on Futures
  Contracts                                            (104)
Unrealized Loss on Swap Agreements                     (116)
Collateral on Securities Loaned, at Value            (8,655)
Other Liabilities                                       (57)
                                                 ----------
                                                    (79,810)
-----------------------------------------------------------
NET ASSETS (100%)                                $  191,052
-----------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 18,002,507 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $  189,860
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $    10.55
-----------------------------------------------------------
ADVISER CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 113,178 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $    1,192
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $    10.53
-----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $  197,610
Undistributed Net Investment Income (Loss)            2,949
Undistributed Realized Net Gain (Loss)               (4,676)
Unrealized Appreciation (Depreciation) on:
   Investment Securities                             (4,582)
   Futures and Swaps                                   (249)
-----------------------------------------------------------
NET ASSETS                                       $  191,052
-----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------

!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
+      Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
(+)    144A security. Certain conditions for public sale may
        exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
##     Variable or floating rate securities-rate disclosed is
        as of September 30, 1999.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
Inv
  Fl   Inverse Floating Rate-Interest rate fluctuates with an
        inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at September 30,
        1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or Standard
        & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7 to
        Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (90.5%)

-----------------------------------------------------------
                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
SEPTEMBER 30, 1999       & POOR'S)        (000)      (000)!
-----------------------------------------------------------
ASSET BACKED CORPORATES (0.6%)
(+)++ Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05             N/R    $    4,693  $    1,173
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03           Ba3         1,711       1,699
(+) OHA Auto Grantor
  Trust, Series 97-A
   11.00%, 9/15/03            BB          3,094       2,965
-----------------------------------------------------------
GROUP TOTAL                                           5,837
-----------------------------------------------------------
CABLE (6.1%)
Adelphia Communications Corp.
   7.75%, 1/15/09             B+          4,850       4,371
  Series B
   8.375%, 2/1/08             B+         10,925      10,215
   9.875%, 3/1/07             B+          1,500       1,530
CSC Holdings, Inc.
   7.25%, 7/15/08             BB+         1,200       1,151
   9.875%, 5/15/06            BB-         5,270       5,500
Lenfest Communications, Inc.
   7.625%, 2/15/08            BB+           570         568
# NTL, Inc.
   0.00%, 4/1/08              B-     GBP 10,150      10,942
Rogers Cablesystems
  Ltd., Series B
   10.125%, 9/1/12            BB+    $    2,750       2,970
(+)# Telewest plc
   0.00%, 4/15/09             B+     GBP 10,760      10,537
(+) United Pan-Europe
  Communications N.V.
   10.875%, 8/1/09            B-     $   10,100      10,201
-----------------------------------------------------------
GROUP TOTAL                                          57,985
-----------------------------------------------------------
CHEMICALS (2.8%)
(+) Huntsman ICI
   10.125%, 7/1/09            B+          5,650       5,509
   10.125%, 7/1/09            B+      EUR 4,850       5,057
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03            BB-    $    8,000       7,820
Lyondell Chemical Co.
   9.625%, 5/1/07             BB          8,850       8,817
-----------------------------------------------------------
GROUP TOTAL                                          27,203
-----------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
                         & POOR'S)        (000)      (000)!
-----------------------------------------------------------
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05             B3     $      514  $      247
-----------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
(+)+## DLJ Mortgage
  Acceptance Corp.
  Series 97-CF2 S IO
   0.353%, 10/15/17           Aaa       101,822       2,074
(+) Federal Mortgage
  Acceptance Corp.,
  Loan Receivables Trust,
  Series 96-B C A1 IO
   7.929%, 11/1/18            N/R         3,937       1,378
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.85%, 3/15/21             Aaa        13,571         894
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.573%, 2/25/28            N/R        11,696         605
  96-CFL X1A IO
   1.096%, 2/25/28            N/R         9,346          97
  96-CFL X2 IO
   1.159%, 2/25/28            N/R         3,838          80
-----------------------------------------------------------
GROUP TOTAL                                           5,128
-----------------------------------------------------------
COMMUNICATIONS (21.3%)
American Cellular Corp.
   10.50%, 5/15/08            CCC+        7,530       7,756
AMSC Acquisition Co., Inc., Series
  B
   12.25%, 4/1/08             N/R         7,200       5,112
Centennial Cellular
  Operating Co.
   10.75%, 12/15/08           CCC+        8,050       8,402
+ Dial Call
  Communications, Inc.
   10.25%, 12/15/05           B2          4,785       4,821
Dobson Communications Corp.
   11.75%, 4/15/07            N/R         5,900       6,224
# Dolphin Telecommunications
   0.00%, 6/1/08              CCC+    EUR 8,750       3,934
   (+) 0.00%, 5/15/09         CCC+   $    7,980       3,192
Esprit Telecom Group plc
   11.00%, 6/15/08            B-      DEM 2,953       3,220
   11.50%, 12/15/07           B-          1,892       2,104
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08            B-     $    8,050       8,271

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
                         & POOR'S)        (000)      (000)!
-----------------------------------------------------------
(+) Globalstar
LP/Capital
   11.375%, 2/15/04           B      $    7,625  $    4,956
Hermes Europe Railtel
   10.375%, 1/15/09           B           2,200       2,145
   11.50%, 8/15/07            B           5,470       5,525
# Hyperion Telecommunications,
  Inc.
   0.00%, 4/15/03             B           8,445       7,094
# Intermedia Communications, Inc.
  Series B
   0.00%, 7/15/07             B          18,650      12,402
  Series B
   8.60%, 6/1/08              B           3,200       2,776
(+)) Iridium Capital Corp., Series
  A
   13.00%, 7/15/05            D          10,475       1,100
IXC Communications, Inc.
   9.00%, 4/15/08             CCC+        3,625       3,580
Metromedia Fiber
  Network, Inc.
   10.00%, 11/15/08           B           5,720       5,548
Nextel Communications, Inc.
   # 0.00%, 9/15/07           B-         14,800      10,915
   # 0.00%, 2/15/08           B-         11,055       7,683
   ++ 9.75%, 8/15/04          B-          4,200       4,237
NEXTLINK Communications
   # 0.00%, 4/15/08           B-          8,090       4,859
   10.75%, 11/15/08           B           4,065       4,090
(+) OnePoint Communications Corp.
   14.50%, 6/1/08             N/R         4,100       2,624
Primus
  Telecommunications
  Group, Inc.
   11.25%, 1/5/09             B-          4,800       4,560
  Series B
   9.875%, 5/15/08            B-          6,120       5,355
(+) PSINet, Inc.
   11.00%, 8/1/09             B-          6,675       6,575
  Series B
   10.00%, 2/15/05            B-          4,465       4,286
# RCN Corp.
   0.00%, 10/15/07            B-         14,900       9,685
# Rhythms
  NetConnections, Inc.,
  Series B
   0.00%, 5/15/08             CCC+        9,950       4,950
RSL Communications plc
   # 0.00%, 3/1/08            B-          7,790       4,382
   # 0.00%, 3/15/08           B-      EUR 9,689       5,929
   9.125%, 3/1/08             B-     $    7,000       5,985
   12.00%, 11/1/08            B-          3,000       2,970
   12.25%, 11/15/06           B-            300         300
(+) Tele1 Europe B.V.
   13.00%, 5/15/09            N/R     EUR 6,460       6,737
+# Viatel, Inc.
   0.00%, 4/15/08             B-          9,200       5,244
# Wam!Net, Inc.,
  Series B
   0.00%, 3/1/05              CCC+        8,000       4,770
-----------------------------------------------------------
GROUP TOTAL                                         204,298
-----------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
                         & POOR'S)        (000)      (000)!
-----------------------------------------------------------
ENERGY (2.0%)
# Husky Oil Ltd.
   8.90%, 8/15/28             BB+    $    4,500  $    4,309
Snyder Oil Corp.
   8.75%, 6/15/07             B+          9,275       9,171
Vintage Petroleum, Inc.
   8.625%, 2/1/09             B+          1,700       1,636
   9.75%, 6/30/09             B+          3,480       3,558
-----------------------------------------------------------
GROUP TOTAL                                          18,674
-----------------------------------------------------------
FOOD & BEVERAGE (1.0%)
Smithfield Foods, Inc.
   7.625%, 2/15/08            BB+        10,500       9,450
-----------------------------------------------------------
GAMING (6.5%)
Harrahs Operating Co., Inc.
   7.875%, 12/15/05           BB+        15,300      14,650
Horseshoe Gaming
  Holdings
   8.625%, 5/15/09            B+          1,350       1,286
   8.652%, 5/15/09            B+          9,100       8,668
International Game
  Technology
   8.375%, 5/15/09            BB+        10,345       9,901
Park Place Entertainment Corp.
   7.875%, 12/15/05           BB+        11,975      11,301
Station Casinos, Inc.
   8.875%, 12/1/08            B+          7,535       7,309
   9.75%, 4/15/07             B+          7,195       7,303
   10.125%, 3/15/06           B+          1,575       1,618
-----------------------------------------------------------
GROUP TOTAL                                          62,036
-----------------------------------------------------------
GENERAL INDUSTRIAL (4.3%)
Applied Power, Inc.
   8.75%, 4/1/09              B+          4,350       4,067
Axia, Inc.
   10.75%, 7/15/08            B-          4,350       4,024
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08            B          11,705      10,300
Norcal Waste Systems, Inc.
   13.50%, 11/15/05           BB-         6,450       6,902
Sequa Corp.
   9.00%, 8/1/09              BB          5,025       4,937

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
(CONT'D)                 & POOR'S)        (000)      (000)!
-----------------------------------------------------------
Waste Management, Inc.
   (+) 6.875%, 5/15/09        BBB    $    3,050  $    2,668
   7.00%, 10/15/06            BBB         1,915       1,730
   7.125%, 10/1/07            BBB         2,800       2,530
   7.125%, 12/15/17           BBB         1,750       1,442
   7.65%, 3/15/11             BBB         2,360       2,154
-----------------------------------------------------------
GROUP TOTAL                                          40,754
-----------------------------------------------------------
HEALTH CARE (6.9%)
Columbia/HCA Healthcare
  Corp.
   6.91%, 6/15/05             BB+        18,400      16,574
   7.00%, 7/1/07              BB+         3,700       3,259
   7.15%, 3/30/04             BB+         5,400       5,013
   7.25%, 5/20/08             BB+         2,630       2,331
   7.58%, 9/15/25             BB+           750         599
   7.69%, 6/15/25             BB+        10,800       8,868
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08             B+          7,615       7,006
(+) Sirona Dental
  Systems
   9.125%, 7/15/08            B       EUR 3,878       3,054
Tenet Healthcare Corp.
   8.125%, 12/1/08            BB-    $   14,075      12,879
   8.625%, 1/15/07            BB-         7,300       6,953
-----------------------------------------------------------
GROUP TOTAL                                          66,536
-----------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (2.8%)
Hilton Hotels Corp.
   7.95%, 4/15/07             BBB         9,655       9,220
HMH Properties,
  Series A
   7.875%, 8/1/05             BB         11,450      10,534
Host Marriott Travel
  Plaza
   9.50%, 5/15/05             BB-         6,385       6,640
-----------------------------------------------------------
GROUP TOTAL                                          26,394
-----------------------------------------------------------
MEDIA & ENTERTAINMENT (4.1%)
Chancellor Media Corp.
   9.00%, 10/1/08             B           7,495       7,607
  Series B
   8.125%, 12/15/07           B          12,000      11,580
Echostar DBS Corp.
   9.375%, 2/1/09             B          10,400      10,231
Outdoor Systems, Inc.
   8.875%, 6/15/07            B           9,095       9,345
-----------------------------------------------------------
GROUP TOTAL                                          38,763
-----------------------------------------------------------
METALS (3.9%)
(+) EES Coke Battery Co., Inc.
   9.382%, 4/15/07            B+          2,500       2,416
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14             BB+         4,165       3,551

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
                         & POOR'S)        (000)      (000)!
-----------------------------------------------------------
Impress Metal Packaging Holdings
   9.875%, 5/29/07            B       EUR 5,647  $    6,370
Murrin Murrin Holdings
  Ltd.
   9.375%, 8/31/07            BB-    $   10,925       9,668
National Steel Corp.,
  Series D
   9.875%, 3/1/09             B+         11,225      11,113
(+) Republic
  Technologies
  International LLC
   13.75%, 7/15/09            B           4,750       4,512
-----------------------------------------------------------
GROUP TOTAL                                          37,630
-----------------------------------------------------------
PACKAGING (2.6%)
Norampac, Inc.
   9.50%, 2/1/08              BB          8,300       8,425
Pacifica Papers, Inc.
   10.00%, 3/15/09            B+          8,790       8,889
SD Warren Co.
   12.00%, 12/15/04           B+          4,365       4,603
Tembec Industries, Inc.
   8.625%, 6/30/09            BB+         3,330       3,263
-----------------------------------------------------------
GROUP TOTAL                                          25,180
-----------------------------------------------------------
REAL ESTATE/BUILDING (2.8%)
American Standard
   7.125%, 6/1/06             BB-     EUR 8,185       8,416
D. R. Horton, Inc.
   8.00%, 2/1/09              BB     $   10,140       9,024
Nortek, Inc.,
  Series B
   8.875%, 8/1/08             B+         10,315       9,748
-----------------------------------------------------------
GROUP TOTAL                                          27,188
-----------------------------------------------------------
RETAIL (7.2%)
(+) CA FM Lease Trust
   8.50%, 7/15/17             BBB-        7,848       7,338
CEX Holdings, Inc.
   9.625%, 6/1/08             B           6,300       6,670
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10             BB+         3,232       2,952
  93-K1 A2
   7.43%, 8/15/18             BB+         2,565       2,260
  94-K1 A1
   7.60%, 8/15/07             BB+         3,359       3,261
  94-K1 A2
   8.375%, 8/15/15            BB+         3,625       3,461
  94-K2 A2
   9.35%, 8/15/19             BB+         4,910       4,898
HMV Media Group plc
  Class B
   10.875%, 5/15/08           B      GBP  5,700       9,428

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
                         & POOR'S)        (000)      (000)!
-----------------------------------------------------------
Kmart Funding Corp.,
Series F
   8.80%, 7/1/10              BB+    $    7,240  $    7,312
Musicland Group, Inc.
   9.00%, 6/15/03             B-          4,520       4,384
  Series B
   9.875%, 3/15/08            B-         10,205       9,287
(+) Stater Bros. Holdings, Inc.
   10.75%, 8/15/06            B+          7,410       7,558
-----------------------------------------------------------
GROUP TOTAL                                          68,809
-----------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (11.4%)
Asia Pulp & Paper Co., Ltd.,
  Series A
   12.00%, 2/15/04            CCC+        3,305       1,752
(+) AST Research, Inc.
   7.45%, 10/1/02             BB-         7,285       7,003
(+) Bayan Telecommunications
  Holdings Corp.
   13.50%, 7/15/06            B-         11,200      10,584
(+) Cablevision S.A.
   13.75%, 5/1/09             BB          4,200       3,948
(+)# Compania
  Energetica
   9.125%, 6/26/07            N/R         3,600       3,123
# CTI Holdings S.A.
   0.00%, 4/15/08             B          10,405       5,151
(+) Hyundai
  Semiconductor America
   8.625%, 5/15/07            B           5,650       4,401
Indah Kiat Finance
  Mauritius
   10.00%, 7/1/07             B+          9,850       5,368
Multicanal S.A.
   10.50%, 2/1/07             BB-         5,940       4,845
   (+) 13.125%, 4/15/09       BB+         1,655       1,557
(+) Netia Holdings
   13.50%, 6/15/09            B       EUR 7,500       7,961
(+)++) NSM Steel, Inc.
   12.25%, 2/1/08             D      $    5,105           5
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04             B          10,980       5,984
Phillipine Long Distance
  Telephone Co.,
  Series E
   7.85%, 3/6/07              BB+         4,000       3,410
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07            CCC+       12,855       7,006
# PTC International
  Finance B.V.
   0.00%, 7/1/07              B+          8,703       6,092
Republic of Colombia
   9.75%, 4/23/09             BBB-        5,000       4,311

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT       VALUE
                         & POOR'S)        (000)      (000)!
-----------------------------------------------------------
Satelites Mexicanos S.A.
   10.125%, 11/1/04           B-     $    6,615  $    5,160
(+) Total Access
  Communication PCL
  (Convertible)
   2.00%, 5/31/06             BBB-        2,140       2,065
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07            B+         16,000      12,320
United Mexican States Par Bond,
  Series A
   6.25%, 12/31/19            BB          9,710       7,161
-----------------------------------------------------------
GROUP TOTAL                                         109,207
-----------------------------------------------------------
TECHNOLOGY (0.1%)
Entex Information
  Services, Inc.
   12.50%, 8/1/06             B-          1,490         924
-----------------------------------------------------------
TRANSPORTATION (1.3%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06            BB-         5,653       5,653
(+) Jet Equipment
  Trust,
  Series:
  94-C1
   11.79%, 6/15/13            BBB-        3,450       4,161
  95-D
   11.44%, 11/1/14            BBB-        2,350       2,803
-----------------------------------------------------------
GROUP TOTAL                                          12,617
-----------------------------------------------------------
UTILITIES (2.3%)
AES Corp.
   8.50%, 11/1/07             B+          9,115       8,317
CMS Energy Corp.
   7.50%, 1/15/09             BB         10,345       9,545
(+) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14            BBB+        5,000       4,575
-----------------------------------------------------------
GROUP TOTAL                                          22,437
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $936,894)       867,297
-----------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.1%)
-----------------------------------------------------------
                                         SHARES
                                         ------
MEDIA & ENTERTAINMENT (0.1%)
*(+) Paxson Communications Corp.
  PIK, 9.75%
  (Cost $1,130)               N/R        12,506       1,376
-----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

                         !!RATINGS
                         (STANDARD                 VALUE
(CONT'D)                 & POOR'S)     SHARES      (000)!
-----------------------------------------------------------
PREFERRED STOCKS (2.3%)
-----------------------------------------------------------
COMMUNICATIONS (1.7%)
* Concentric Network
  Corp., PIK, Series B
   13.50%                     N/R        54,634  $    5,026
* Dobson Communications
  Corp.
   13.00%, 5/1/09             N/R        47,500       4,584
* IXC Communications, Inc.,
  Series B PIK
   7.25%                      CCC+        5,923       6,337
-----------------------------------------------------------
GROUP TOTAL                                          15,947
-----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.6%)
Paxson Communications
  Corp., 13.25%               CCC+       53,403       5,768
-----------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $19,385)                21,715
-----------------------------------------------------------
WARRANTS (0.2%)
-----------------------------------------------------------
COMMUNICATIONS (0.1%)
*(+) American Mobile
  Satellite Corp.,
  expiring 4/1/08             N/R        62,850         220
*(+) Globalstar
  Telecommunications
    Ltd., expiring
    2/15/04                   N/R         3,235         299
*(+) Iridium World
  Communications Ltd.,
    expiring 7/15/05          N/R         1,920           2
*(+) OnePoint
  Communications Corp.
    expiring 6/1/08           N/R        41,000           4
*(+) Tele1 Europe B.V.
  expiring 1/1/01             N/R        64,600         481
*(+)@ Wam!Net, Inc.,
  expiring 3/1/05             N/R        18,975          --
-----------------------------------------------------------
GROUP TOTAL                                           1,006
-----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*(+) Paxson
  Communications Corp.,
    expiring 6/30/03          N/R         3,616           1
-----------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.1%)
*(+) NSM Steel, Inc.,
  expiring 2/1/08             N/R     3,231,937           3
* Occidente y Caribe
  Cellular, expiring
  3/15/04                     N/R        43,920         659
-----------------------------------------------------------
GROUP TOTAL                                             662
-----------------------------------------------------------
TOTAL WARRANTS (Cost $445)                            1,669
-----------------------------------------------------------
                                           FACE
                                         AMOUNT       VALUE
                                          (000)      (000)!
-----------------------------------------------------------
CASH EQUIVALENT (7.0%)
-----------------------------------------------------------
REPURCHASE AGREEMENT (7.0%)
Chase Securities, Inc. 5.20%,
  dated 9/30/99, due 10/1/99, to
  be repurchased at $66,788,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at
  $66,852 (Cost $66,778)                $66,778  $   66,778
-----------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $1,024,632)        958,835
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $1,162)                             1,162
Interest Receivable                                  20,294
Receivable for Fund Shares Sold                         425
Receivable for Variation Margin on Futures
  Contracts                                             664
Other Assets                                             34
Payable to Custodian                                   (386)
Payable for Investments Purchased                   (20,677)
Payable for Fund Shares Redeemed                       (140)
Payable for Investment Advisory Fees                   (912)
Payable for Administrative Fees                         (62)
Payable for Shareholder Servicing Fees-
    Investment Class                                     (1)
Payable for Distribution Fees-Advisor Class              (3)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (34)
Unrealized Loss on Forward Foreign Currency
  Contracts                                            (881)
Other Liabilities                                       (94)
                                                 ----------
                                                       (611)
-----------------------------------------------------------
NET ASSETS (100%)                                $  958,224
-----------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 106,896,559 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                   $  937,482
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $     8.77
-----------------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 802,219 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $    7,041
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $     8.78
-----------------------------------------------------------
ADVISER CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 1,564,450 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $   13,701
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $     8.76
-----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                                   (000)!
-----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $1,008,565
Undistributed Net Investment Income (Loss)           29,048
Undistributed Realized Net Gain (Loss)              (13,993)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (65,797)
  Foreign Currency Transactions                        (485)
  Futures                                               886
-----------------------------------------------------------
NET ASSETS                                       $  958,224
-----------------------------------------------------------

!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.
*    Non-income producing security
(+)  144A security. Certain conditions for public sale may
      exist.
++   A portion of these securities was pledged to cover margin
      requirements for futures contracts.
+    Moody's Investors Service, Inc. rating. Security is not
      rated by Standard & Poor's Corporation.
++   Security is fair valued by the Adviser.
)    Security is in default.
#    Step Bond-Coupon rate increases in increments to maturity.
      Rate disclosed is as of September 30, 1999. Maturity date
      disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is as of
      September 30, 1999.
@    Value is less than $500.
DEM  German Mark
EUR  Euro
GBP  British Pound
IO   Interest Only
N/R  Not rated by Moody's Investors Service, Inc. or Standard &
      Poor's Corporation.
PIK  Payment-In-Kind Security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO

STATEMENT OF NET ASSETS
COMMERCIAL PAPER (71.1%)

---------------------------------------------------------
                                        FACE
                                       AMOUNT     VALUE
         SEPTEMBER 30, 1999             (000)     (000)!
---------------------------------------------------------
COMMERCIAL BANKING & CREDIT (31.8%)
Abbey National N.A.
   5.30%, 12/30/99                     $1,000    $    987
ABN-Amro Chicago
   5.30%, 12/29/99                      3,000       2,961
Associates Corp. of North America
   5.20%, 12/20/99                      3,500       3,459
Associates First Capital Corp.
   5.18%, 10/13/99                      2,000       1,997
Bank of New York
   5.33%, 11/8/99                       2,000       1,989
CBA (Delaware)
   5.34%, 12/3/99                       2,000       1,981
Chase Manhattan Bank
   4.95%, 10/4/99                       3,000       2,998
Ciesco LP Corp.
   5.25%, 10/5/99                       2,500       2,499
   5.30%, 10/25/99                      2,000       1,993
   5.32%, 11/5/99                       1,500       1,492
CIT Group Holdings, Inc.
   5.31%, 12/27/99                      3,000       2,962
Citicorp
   5.70%, 1/26/00                       2,500       2,454
Deutsche Bank
   5.16%, 12/29/99                      2,000       1,974
   5.21%, 12/10/99                      3,000       2,970
Dresdner U.S. Finance Corp.
   5.33%, 11/2/99                       1,000         995
J.P. Morgan & Co.
   5.32%, 10/22/99                      1,100       1,097
   5.35%, 11/15/99                      2,500       2,483
   5.78%, 1/27/00                       2,000       1,962
New Center Asset Trust Corp.
   5.32%, 11/17/99                      1,500       1,490
   5.77%, 1/28/00                       2,000       1,962
   5.77%, 2/3/00                        2,000       1,960
Northwest Financial Corp.
   5.72%, 2/2/00                        2,000       1,961
   5.72%, 2/7/00                        2,000       1,959
   5.78%, 2/9/00                        1,500       1,468
---------------------------------------------------------
GROUP TOTAL                                        50,053
---------------------------------------------------------
FINANCIAL LEASING & SERVICES (8.0%)
Barclays U.S. Funding Corp.
   5.71%, 1/4/00                        2,000       1,970
Goldman Sachs & Co.
   5.30%, 11/22/99                      2,000       1,985
Merrill Lynch & Co.
   5.30%, 10/8/99                       2,500       2,496
   5.31%, 10/21/99                      2,200       2,194

                                        FACE
                                       AMOUNT     VALUE
                                        (000)     (000)!
---------------------------------------------------------
---------------------------------------------------------
National Rural Utilities Cooperative
  Finance Corp.
   5.30%, 10/8/99                      $1,500    $  1,498
   5.30%, 11/12/99                      2,500       2,485
---------------------------------------------------------
GROUP TOTAL                                        12,628
---------------------------------------------------------
INDUSTRIALS (20.1%)
American Honda Finance
   5.30%, 10/7/99                       2,343       2,341
BMW U.S. Capital Corp.
   5.29%, 10/14/99                      2,000       1,996
   5.29%, 10/18/99                      3,000       2,993
BP America Corp.
   5.00%, 10/1/99                       6,000       6,000
Daimler-Benz North America Corp.
   5.30%, 10/20/99                      2,000       1,994
Ford Motor Credit Co.
   5.14%, 12/16/99                      3,000       2,967
   5.23%, 12/15/99                      2,500       2,473
General Electric Capital Corp.
   5.00%, 1/20/00                       4,000       3,938
   5.42%, 1/21/00                       2,000       1,966
IBM Credit Corp.
   5.28%, 12/16/99                      3,000       2,967
   5.72%, 2/4/00                        2,000       1,960
---------------------------------------------------------
GROUP TOTAL                                        31,595
---------------------------------------------------------
MANUFACTURING & RETAIL TRADE (4.2%)
Coca-Cola Co. (The)
   5.30%, 10/28/99                      3,650       3,635
Proctor & Gamble Corp.
   5.30%, 12/17/99                      3,000       2,966
---------------------------------------------------------
GROUP TOTAL                                         6,601
---------------------------------------------------------
PERSONAL BANKING & CREDIT (7.0%)
Household Finance Corp.
   5.27%, 10/6/99                       2,500       2,498
Metropolitan Life Insurance Co.
   5.29%, 10/15/99                      1,600       1,597
UBS Finance, Inc.
   4.81%, 10/12/99                      3,000       2,996
   4.93%, 12/21/99                      4,000       3,955
---------------------------------------------------------
GROUP TOTAL                                        11,046
---------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $111,923)            111,923
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (15.6%)
---------------------------------------------------------
COMMERCIAL BANKING & CREDIT (15.6%)
Bank of Austria (NY)
   5.04%, 1/12/00                       4,000       4,000
Chase Manhattan Bank
   5.60%, 1/24/00                       3,000       3,000
Commerzbank U.S. Finance, Inc.
   5.09%, 2/16/00                       3,000       3,000
Deutsche Bank
   5.02%, 1/12/00                       1,000       1,000

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                        FACE
                                       AMOUNT     VALUE
                                        (000)     (000)!
---------------------------------------------------------
FCC National Bank
   5.27%, 12/28/99                     $3,000    $  3,000
Harris Trust & Savings Corp.
   5.28%, 11/1/99                       5,000       5,000
U.S. Bank
   6.00%, 1/31/00                       1,500       1,500
U.S. Bank of North America
   5.85%, 1/18/00                       4,000       4,000
---------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $24,500)       24,500
---------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES (2.5%)
Federal Home Loan Bank
   5.03%, 4/28/00 (Cost $3,997)         4,000       3,997
---------------------------------------------------------
DISCOUNT NOTES (1.9%)
Federal Home Loan Bank
   4.77%, 3/16/00 (Cost $2,934)         3,000       2,934
---------------------------------------------------------
REPURCHASE AGREEMENT (8.7%)
Chase Securities, Inc.
   5.20%, dated 9/30/99, due 10/1/99,
   to be repurchased at $13,731,
   collateralized by various U.S.
   Government Obligations, due
   10/1/99-8/15/01, valued at $13,744
   (Cost $13,729)                      13,729      13,729
---------------------------------------------------------
TOTAL INVESTMENTS (99.8%) (Cost $157,083)         157,083
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
Cash                                                    1
Interest Receivable                                   509
Receivable for Fund Shares Sold                         1
Other Assets                                            7
Dividend Payable                                      (54)
Payable for Investment Advisory Fees                  (86)
Payable for Administrative Fees                       (10)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                          (1)
Other Liabilities                                     (21)
                                                 --------
                                                      346
---------------------------------------------------------
NET ASSETS (100%)                                $157,429
---------------------------------------------------------

                                                  VALUE
                                                  (000)!
---------------------------------------------------------
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 156,498,086 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                   $156,510
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   1.00
---------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 918,780 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                   $    919
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   1.00
---------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $157,417
Undistributed Realized Net Gain (Loss)                 12
---------------------------------------------------------
NET ASSETS                                       $157,429
---------------------------------------------------------

! See Note A1 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (132.1%)

----------------------------------------------------------
                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
SEPTEMBER 30, 1999          & POOR'S)      (000)    (000)!
----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (65.4%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   8.25%, 10/1/06                Agy    $     52  $     54
   10.00%, 9/1/17-11/1/20        Agy         625       675
   10.25%, 7/1/09                Agy         153       166
   11.00%, 1/1/16                Agy         176       197
   11.25%, 9/1/10-12/1/14        Agy         209       234
  Gold Pools:
   10.00%, 10/1/19-1/1/21        Agy         982     1,066
   10.50%, 3/1/16                Agy         543       598
  October TBA
   6.00%, 10/1/29                Agy      80,950    75,553
Federal National Mortgage
  Association,
  Conventional Pools:
   6.00%, 4/1/29                 Agy      34,498    32,219
   9.00%, 2/1/17                 Agy         809       857
   9.50%, 5/1/28                 Agy       1,881     2,019
   10.00%, 3/1/20-5/1/22         Agy       1,655     1,794
   10.50%, 11/1/17-2/1/28        Agy         635       698
   10.75%, 8/1/13                Agy          23        25
   11.00%, 4/1/21                Agy       1,812     2,023
   11.25%, 8/1/13                Agy         142       159
   11.50%, 1/1/17-9/1/25         Agy         415       468
  October TBA
   6.00%, 10/1/29                Agy      61,150    57,025
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.375%, 2/20/25-6/20/25       Tsy       4,416     4,452
   6.50%, 10/20/27-1/20/28       Tsy       6,082     6,112
   6.875%, 4/20/25-6/20/25       Tsy       2,520     2,540
   7.00%, 2/20/25-11/20/25       Tsy       3,685     3,715
   7.125%, 7/20/25               Tsy         337       341
  Various Pools:
   9.00%, 11/15/17               Tsy       2,153     2,289
   9.50%, 12/15/17-9/15/28       Tsy       8,040     8,641
   10.00%,
     11/15/09-4/15/28            Tsy      11,143    12,112
   10.50%,
     12/15/00-5/15/19            Tsy          75        82
   11.00%, 2/15/10-2/15/19       Tsy         820       918
   11.50%, 1/20/18               Tsy           8         8
October TBA
   7.00%, 10/15/29               Tsy      24,450    23,995
November TBA
   7.00%, 11/15/29               Tsy      11,000    10,794
----------------------------------------------------------
GROUP TOTAL                                        251,829
----------------------------------------------------------

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
----------------------------------------------------------
ASSET BACKED CORPORATES (22.4%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02                N/R    $     61  $     61
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02                AAA         215       215
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03               AAA       1,260     1,259
  97-D A3
   6.20%, 5/15/03                AAA       1,301     1,299
  98-A A3
   5.90%, 11/15/02               AAA       1,350     1,346
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12                AAA       1,387     1,377
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10               AAA         887       883
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01               AAA       1,825     1,824
Centex Home Equity, Series
  99-2 A1
   5.91%, 4/25/19                AAA       1,810     1,795
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04                AAA         524       524
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   5.279%, 5/15/02               AAA       2,750     2,748
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02                AAA         929       926
Contimortgage Home
  Equity Loan Trust,
  Series 99-A A1
   6.01%, 12/25/13               AAA       1,781     1,767
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02               AAA         250       251
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05                AAA         305       305
Daimler Benz Vehicle
  Trust, Series 98-A A2
   5.23%, 12/20/01               AAA       1,534     1,529

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
EQCC Home Equity Loan
Trust,
  Series:
  98-1 A1F
   6.21%, 12/15/07               AAA    $     27  $     27
  98-2 A1F
   6.235%, 4/15/08               AAA         679       677
  99-3 A1F
   6.548%, 4/25/10               AAA       3,000     2,991
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02               AAA         170       170
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03                AAA       1,219     1,217
  98-A A
   5.97%, 4/15/04                AAA       1,027     1,023
  99-2 A2
   5.492%, 5/15/02               AAA       2,500     2,490
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.471%, 9/17/03               AAA       1,925     1,924
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01                AAA         411       411
  98-A A3
   5.65%, 10/15/01               AAA       3,078     3,071
  99-C A3
   5.77%, 11/15/01               AAA       4,000     3,985
  99-D A3
   6.20%, 4/15/02                AAA       3,600     3,599
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02                AAA       1,018     1,020
Green Tree Financial Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09                AAA         179       179
  + 98-1 A2
   5.85%, 4/1/11                 Aaa       1,289     1,286
  99-A A1
   5.59%, 2/15/13                AAA       1,584     1,579
Green Tree Home Equity
  Loan Trust, Series 99-C
  A1
   5.99%, 7/15/30                AAA       2,876     2,870
+ Green Tree Home
  Improvement Loan Trust,
  Series 98-E HIA1
   5.90%, 8/15/07                Aaa       1,116     1,114
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09               AAA       1,679     1,661

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
(+) Health Care
  Receivables
  Securitization Program,
  Series 97-1 A
   6.815%, 7/1/01                N/R    $    400  $    401
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01              AAA       2,350     2,346
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03                AAA         455       454
  97-B A
   5.95%, 5/15/03                AAA       1,533     1,528
  99-1 A2
   5.186%, 6/15/01               AAA       1,925     1,919
IMC Home Equity Loan
  Trust, Series 98-1 A2
   6.31%, 12/20/12               AAA       2,119     2,112
## IndyMac Home Equity
  Loan, Series 98-A AF1
   5.47%, 9/25/20                AAA       1,139     1,138
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04                AAA         292       292
  98-1 A
   6.19%, 1/25/04                AAA         311       308
MBNA Master Credit Card
  Trust, Series 99-J A
   7.00%, 2/15/12                AAA       1,955     1,964
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03               N/R       1,125     1,124
Navistar Financial Corp.
  Owner Trust, Series 99-A
  A2
   5.55%, 2/15/02                AAA       2,225     2,213
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03                AAA         486       486
+ Oakwood Mortgage
  Investors Inc.,
  Series 99-B A1
   5.023%, 5/15/09               Aaa       1,528     1,526
Option One Mortgage Loan
  Trust,
  Series 99-2 A1
   5.88%, 5/25/29                AAA       2,003     1,989

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
(CONT'D)                    & POOR'S)      (000)    (000)!
----------------------------------------------------------
Premier Auto Trust,
  Series:
  99-2 A2
   5.28%, 11/8/01                AAA    $  3,000  $  2,985
  99-3 A2
   5.82%, 2/8/02                 AAA       3,900     3,888
Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/05                AA        1,350     1,323
+## Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series 98-HI2 A1
   5.42%, 2/25/10                Aaa         468       468
(+) Team Fleet Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02               A-          475       472
  97-1 A
   7.35%, 5/15/03                A-        1,300     1,309
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12               AAA       1,035     1,033
  98-A A1
   5.46%, 7/15/11                AAA         244       243
  98-C A1
   5.06%, 12/15/12               AAA       1,251     1,250
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03                 AAA         836       835
USAA Auto Loan
  Grantor Trust,
  Series 97-1 A
   6.00%, 5/15/04                AAA       1,355     1,354
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02                AAA         464       464
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03               AAA       1,167     1,166
----------------------------------------------------------
GROUP TOTAL                                         85,993
----------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26               N/R       8,504       166
  (+) 96-3 A YMA
   10/25/26                      N/R       8,504        10

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28                AAA    $  4,745  $     99
  (+) 96-4 A11 I YMA
   1/15/28                       AAA       4,745         6
  96-4 A12 I IO
   1.05%, 1/15/28                AAA         985        22
  (+) 96-4 A12 I YMA
   1/15/28                       AAA         985         1
  97-1 A10 I IO
   1.10%, 3/15/28                AAA       5,903       126
  97-1 A10 I YMA
   3/15/28                       N/R       5,903         7
----------------------------------------------------------
GROUP TOTAL                                            437
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY
  COLLATERAL SERIES (2.9%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  47-F PAC-1 (12)
   10.00%, 6/15/20               Agy         228       241
  63-SA Inv Fl IO
   1.50%, 6/17/27                Agy       9,905       385
  ## 1710-D
   5.888%, 6/15/20               Agy         776       778
  1887-SH Inv Fl IO
   10.325%, 3/15/24              Agy       2,550       786
  1983-IB IO
   8.00%, 8/15/27                Agy       5,350     1,470
Federal National Mortgage
  Association
  Series:
  ## 92-43 FC REMIC
   6.006%, 10/25/21              Agy         607       610
  96-14 PC PO
   12/25/23                      Agy          62        43
  ## 97-70 FA REMIC, PAC (11)
   5.856%, 7/18/20               Agy         377       377
  ## 98-22 FA REMIC
   5.781%, 4/18/28               Agy       1,329     1,323
  ## 99-42 SA IO
   2.818%, 10/25/28              Agy      10,798       547
  186 IO
   8.00%, 8/1/27                 Agy       1,409       386
  191 IO
   8.00%, 1/1/28                 Agy       4,057     1,151
  281-2 IO
   9.00%, 11/1/26                Agy       1,480       372
  291-2 IO
   8.00%, 11/1/27                Agy       2,577       718
  296-2 IO
   8.00%, 4/1/24                 Agy       2,820       758

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
Government National
Mortgage Association,
  Series:
  99-30 SA Inv Fl IO
   3.22%, 8/16/29                Agy    $  9,920  $    744
  99-32 SB Inv Fl IO
    2.75%, 7/16/27               Agy       7,000       348
----------------------------------------------------------
GROUP TOTAL                                         11,037
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.6%)
+## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2
   5.839%, 9/25/27               Aaa         582       582
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03                AAA         788       824
## Morserv, Inc.,
  Series 96-2 1A1
   6.189%, 11/25/26              AAA         909       907
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28                A-           82        81
----------------------------------------------------------
GROUP TOTAL                                          2,394
----------------------------------------------------------
COMMERCIAL MORTGAGES (2.7%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09                N/R         862       859
  ## 93-2 S1 IO
   1.091%, 1/18/09               N/R       9,590       277
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27                AAA       1,112     1,132
  ## 95-MD4 ACS2 IO
   2.321%, 8/13/29               AAA       1,950       273
  96-MD6 A1C
   7.04%, 11/13/26               AAA         825       811
  +## 97-D5 PS1 IO
   1.59%, 2/14/41                AAA       5,960       534
(+) Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04                AA-         675       696
(+) Carousel Center Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07              A         1,400     1,379
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                AA          702       738
(+) Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/11               AA        1,100     1,101

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21                Aaa    $  3,308  $    218
  97-C2 X IO
   1.202%, 4/15/27               Aaa      10,461       642
+## GS Mortgage Securities
  Corp. II,
  Series 97-GL X2 IO
   0.93%, 7/13/30                Aaa       2,645       107
## Nomura Asset Securities Corp.,
  Series 94-MD1 A2
   7.862%, 3/15/18               N/R         750       763
Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03               AA          794       781
----------------------------------------------------------
GROUP TOTAL                                         10,311
----------------------------------------------------------
ENERGY (0.2%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15                A-          790       741
----------------------------------------------------------
FINANCE (11.9%)
American General Corp.
   6.625%, 2/15/29               AA-         900       784
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                 BBB+        705       679
Associates Corp. of
  North America
   6.00%, 7/15/05                AA-       1,420     1,356
Bank One Corp.
   6.00%, 2/17/09                A         1,360     1,245
BankAmerica Capital Corp.,
   5.875%, 2/15/09               A+          305       279
(+) BankAmerica Institutional,
  Series A
   8.07%, 12/31/26               A-        1,345     1,302
(+) BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                A         1,470     1,397
Chase Manhattan Corp.
   6.00%, 2/15/09                A         1,100     1,014
CIT Group, Inc.
   5.91%, 11/23/05               A+        1,845     1,727
(+) Citicorp,
  Series F
   6.375%, 11/15/08              A+        1,535     1,452
EOP Operating LP
   7.25%, 6/15/28                BBB         870       756
   7.50%, 4/19/29                BBB         790       707
Equifax, Inc.
   6.30%, 7/1/05                 A-        1,210     1,158
Equitable Companies, Inc.
   6.50%, 4/1/08                 A           975       927

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
(CONT'D)                    & POOR'S)      (000)    (000)!
----------------------------------------------------------
(+) Equitable Life
Assurance Society of the
U.S., Series 1A
   6.95%, 12/1/05                A      $  1,200  $  1,176
(+) Farmers Exchange Capital
   7.05%, 7/15/28                A+        1,440     1,255
(+) Farmers Insurance Exchange
   8.625%, 5/1/24                A+          975     1,011
(+) Fifty-Seventh Street Associates
   7.125%, 6/1/17                A         1,145     1,026
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26                A-          795       757
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                A         1,650     1,605
First Union Institutional
  Capital I,
   8.04%, 12/1/26                BBB+      1,060     1,017
First Union National Bank
   6.50%, 12/1/28                A           250       212
(+) Florida Property & Casualty
   7.375%, 7/1/03                A-          900       900
Hartford Life Corp.
   7.65%, 6/15/27                A         1,050     1,026
Household Finance Corp.
   6.375%, 8/1/10                A         2,605     2,412
(+) Kroger Co.
   7.70%, 6/1/29                 BBB-      1,400     1,352
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23                A+          875       800
   7.80%, 11/1/25                A+          875       863
Nationsbank Corp.
   6.80%, 3/15/28                A           455       408
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                A+        1,245     1,133
(+) New York Life Insurance Co.
   7.50%, 12/15/23               AA-         750       690
Northern Trust Co.
   6.625%, 10/1/03               AA-       1,820     1,822
Norwest Financial, Inc.
   5.625%, 2/3/09                A+        2,110     1,889
PNC Funding Corp.
   6.125%, 2/15/09               BBB+        410       376
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26               BBB+      1,425     1,346
(+) Prime Property Funding
  II
   6.80%, 8/15/02                A           275       271
   7.00%, 8/15/04                A         1,380     1,340
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25                 A-        1,775     1,858
Washington Mutual
  Capital I
   8.375%, 6/1/27                BBB-        990       970
Washington Mutual, Inc.
  Series A
   8.206%, 2/1/27                BBB-        415       399

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
(+) World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                 AA-    $  2,612  $  2,517
  96 WFP-D
   6.95%, 9/1/13                 AA-         450       432
----------------------------------------------------------
GROUP TOTAL                                         45,646
----------------------------------------------------------
INDUSTRIALS (12.9%)
Albertson, Inc.
   7.45%, 8/1/29                 A         1,530     1,519
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18                 AA-       1,730     1,621
Becton, Dickinson & Co.
   6.70%, 8/1/28                 A+        1,565     1,381
   7.00%, 8/1/27                 A+          365       335
Conoco, Inc.
   6.95%, 4/15/29                A-        2,020     1,877
Cox Communications, Inc.
   6.80%, 8/1/28                 BBB+        275       240
Daimler Chrysler Holdings
   7.20%, 9/1/09                 A+        1,830     1,840
Dayton Hudson Corp.
   6.75%, 1/1/28                 A-        1,410     1,276
Delphi Automotive Systems
   7.125%, 5/1/29                BBB       2,080     1,881
Enron Corp.
   6.95%, 7/15/28                BBB+      1,140     1,006
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                 BBB+      1,475     1,312
(+) Florida Windstorm
   7.125%, 2/25/19               AAA       1,720     1,618
Ford Motor Co.
   6.625%, 10/1/28               A         2,535     2,258
General Motors Corp.
   6.75%, 5/1/28                 A           665       603
Hertz Corp.
   7.625%, 8/15/07               A-        1,465     1,490
(+) Home Depot, Inc.
   6.50%, 9/15/04                AA-       1,930     1,933
Lowe's Companies, Inc.
   (+) 6.50%, 3/15/29            A           665       577
   6.875%, 2/15/28               A         1,340     1,222
Lucent Technologies, Inc.
   6.45%, 3/15/29                A         1,840     1,660
(+) Monsanto Co.
   6.60%, 12/1/28                A         2,050     1,791
Neiman Marcus Group, Inc.
   6.65%, 6/1/08                 BBB       1,465     1,375

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
News America Holdings
   7.75%, 1/20/24                BBB-   $    550  $    521
   7.75%, 2/1/24                 BBB-        565       535
   8.875%, 4/26/23               BBB-        780       828
Norfolk Southern Corp.
   6.20%, 4/15/09                BBB+      2,020     1,867
Proctor & Gamble Co.
   6.875%, 9/15/09               AA          880       883
Republic Services, Inc.
   7.125%, 5/15/09               BBB         735       668
(+) Rohm & Haas Co.
   7.85%, 7/15/29                A-          855       871
Scotia Pacific Co. LLC
   7.71%, 7/20/28                BBB       1,940     1,358
Sun Microsystems, Inc.
   7.65%, 8/15/09                BBB+        725       736
Tennessee Gas Pipeline
   7.00%, 10/15/28               BBB+      1,155     1,035
Textron, Inc.
   6.75%, 9/15/02                A           910       911
Time Warner Cos., Inc.
   6.625%, 5/15/29               BBB         900       789
   6.95%, 1/15/28                BBB-        320       293
   7.57%, 2/1/24                 BBB-      1,145     1,128
Union Pacific Co.
   6.625%, 2/1/29                BBB-      1,265     1,085
United Technologies Corp.
   6.70%, 8/1/28                 A+        2,145     1,960
U.S. Airways Corp., Series
  98-1
   6.85%, 1/30/18                AA-       2,061     1,860
Wal-Mart Stores
   6.875%, 8/10/09               AA        3,365     3,375
----------------------------------------------------------
GROUP TOTAL                                         49,518
----------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.2%)
Bank of America,
  Series A
   8.375%, 5/1/07                AAA          67        67
California Federal Savings
  & Loan,
  Series 86-1A
   8.80%, 1/1/14                 AA           44        44
sec. First Federal Savings
  & Loan Association,
  Series 92-C
   8.75%, 6/1/06 (acquired
   12/5/90, cost $69,183)        AA           19        20
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.60%, 1/25/26                AA          224       223
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                 AA          539       529
----------------------------------------------------------
GROUP TOTAL                                            883
----------------------------------------------------------

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
                            & POOR'S)      (000)    (000)!
----------------------------------------------------------
TELEPHONES (2.2%)
!! AT&T Corp.
   6.50%, 3/15/29                AA-    $  2,245  $  1,989
BellSouth
  Telecommunications
   6.375%, 6/1/28                AAA       1,275     1,118
Comcast Cable
  Communications
   8.375%, 5/1/07                BBB         955     1,005
GTE Corp.
   6.94%, 4/15/28                A         2,350     2,198
MCI Communications Corp.
   6.95%, 8/15/06                A-          470       466
   6.50%, 4/15/10                A-          970       925
MCI WorldCom, Inc.
   6.95%, 8/15/28                A-          800       748
----------------------------------------------------------
GROUP TOTAL                                          8,449
----------------------------------------------------------
TRANSPORTATION (1.3%)
Burlington Northern Santa
  Fe
   6.70%, 8/1/28                 BBB+      1,600     1,407
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17               AA+       1,932     1,803
  99-1 A
   6.545%, 8/2/20                AA+         410       378
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12               A         1,400     1,589
----------------------------------------------------------
GROUP TOTAL                                          5,177
----------------------------------------------------------
U.S. TREASURY SECURITIES (3.4%)
U.S. Treasury Bond
   8.75%, 8/15/20                Tsy       4,500     5,666
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation Indexed)         Tsy       5,376     5,132
   7.50%, 2/15/05                Tsy       2,000     2,138
----------------------------------------------------------
GROUP TOTAL                                         12,936
----------------------------------------------------------
UTILITIES (1.8%)
(+) CMS Panhandle Holdings Co.
   7.00%, 7/15/29                BBB-      1,675     1,491
(+) Edison Mission Energy
  Funding Corp.,
  Series B
   7.33%, 9/15/08                BBB       1,000       973
El Paso Energy
   6.75%, 5/15/09                BBB         755       715
Enron Corp.
   6.95%, 7/15/28                BBB+        510       450
FPL Group Capital, Inc.
   7.375%, 6/1/09                A+        2,445     2,444
(+) Southern Energy, Inc.
   7.90%, 7/15/09                BBB         940       907
----------------------------------------------------------
GROUP TOTAL                                          6,980
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO

                            !!RATINGS       FACE
                            (STANDARD     AMOUNT     VALUE
(CONT'D)                    & POOR'S)      (000)    (000)!
----------------------------------------------------------
YANKEE (4.1%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                A      $  1,400  $  1,263
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31               A           985       977
Empresa Nacional
  Electricidad
   7.325%, 2/1/37                A-          300       272
   7.75%, 7/15/08                A-        1,630     1,533
(+) Express Pipeline LP,
  Series A
   6.47%, 12/31/13               A-        1,911     1,763
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                 A         1,225     1,056
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07               B           925       720
(+) Israel Electric Corp., Ltd.
   7.75%, 12/15/27               A-        1,830     1,610
(+) Oil Enterprises Ltd.
   6.239%, 6/30/08               AAA       1,509     1,456
(+) Oil Purchase Co.
   7.10%, 4/30/02                BBB         801       751
(+) Paiton Energy Funding
   9.34%, 2/15/14                CCC         800       136
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17                 BB+       1,030       733
Province of Quebec
   7.50%, 9/15/29                A+        1,255     1,262
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14               BBB+      1,950     1,784
Republic of Colombia
   8.70%, 2/15/16                BBB-        810       597
----------------------------------------------------------
GROUP TOTAL                                         15,913
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $519,695)      508,244
----------------------------------------------------------
PREFERRED STOCK (0.9%)
----------------------------------------------------------
                                          SHARES
                                        --------
MORTGAGE-OTHER (0.9%)
(+)+ Home Ownership Funding Corp.,
   13.331% (Cost $3,595)         Aaa       4,350     3,594
----------------------------------------------------------
CASH EQUIVALENTS (7.4%)
----------------------------------------------------------
                                            FACE
                                          AMOUNT
                                           (000)
                                        --------
Short-term Investments Held as
  Collateral for Loaned Securities
  (0.8%)                                  $3,174     3,174
----------------------------------------------------------

                                            FACE
                                          AMOUNT     VALUE
                                           (000)    (000)!
----------------------------------------------------------
DISCOUNT NOTE (1.6%)
Federal Home Loan
  Mortgage Corporation
  5.24%, 11/4/99                        $  6,000  $  5,970
----------------------------------------------------------
REPURCHASE AGREEMENT (5.0%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $19,404,
  collateralized by various
  U.S. Government Obligations,
  due 10/1/99-8/15/01, valued
  at $19,422                              19,401    19,401
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $28,545)               28,545
----------------------------------------------------------
TOTAL INVESTMENTS (140.4%)(Cost $551,835)          540,383
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-40.4%)
Cash                                                   495
Dividends Receivable                                   145
Interest Receivable                                  3,720
Receivable for Investments Sold                      2,600
Receivable for Fund Shares Sold                     18,451
Other Assets                                            17
Payable for Investments Purchased                   (9,916)
Payable for Forward Commitments                   (166,214)
Payable for Fund Shares Redeemed                      (400)
Payable for Investment Advisory Fees                  (352)
Payable for Administrative Fees                        (24)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                          (17)
Payable for Daily Variation Margin on Futures
  Contracts                                           (163)
Unrealized Loss on Swap Agreements                    (559)
Collateral on Securities Loaned, at Value           (3,174)
Other Liabilities                                      (99)
                                                  --------
                                                  (155,490)
----------------------------------------------------------
NET ASSETS (100%)                                 $384,893
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 35,825,589 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                   $384,893
----------------------------------------------------------
NET ASSET VALUE PER SHARE                         $  10.74
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                   $400,348
Undistributed Net Investment Income (Loss)           6,422
Undistributed Realized Net Gain (Loss)              (9,370)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            (11,452)
  Futures and Swaps                                 (1,055)
----------------------------------------------------------
NET ASSETS                                        $384,893
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


----------------------------------------------------------------
sec.    Restricted Security-Total market value of restricted
         securities owned at September 30, 1999 was $20,000 or
         0.0% of net assets.
!       See Note A1 to Financial Statements.
!!      Ratings are unaudited.
(+)     144A Security. Certain conditions for public sale may
         exist.
++      A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investors Service, Inc. rating.
         Security is not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed is as
         of September 30, 1999.
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate.
         Indicated rate is the effective rate at September 30,
         1999.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or Standard
         & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note A7 to
         Financial Statements.
YMA     Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (130.4%)

----------------------------------------------------------
                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1999           & POOR'S)    (000)     (000)!
----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (58.7%)
Federal Home Loan Mortgage
  Corporation, Conventional
  Pools:
   10.00%, 4/1/10-10/1/20         Agy    $2,110   $  2,273
   10.50%, 12/1/14                Agy       187        205
   11.00%, 8/1/15-5/1/20          Agy       114        127
   11.50%, 12/1/08-1/1/18         Agy       683        766
  Gold Pools:
   10.00%, 10/1/21                Agy       152        165
   10.50%, 1/1/19-10/1/20         Agy       492        541
   11.50%, 8/1/10                 Agy       109        121
   12.00%, 6/1/15-9/1/15          Agy       328        369
  October TBA
   7.00%, 10/15/29                Agy    36,650     36,039
Federal National Mortgage
  Association, Conventional
  Pools:
   9.50%, 11/1/20                 Agy       380        408
   10.00%, 12/1/15-9/1/16         Agy       460        499
   10.50%, 4/1/15-12/1/16         Agy       300        329
   11.00%, 7/1/20                 Agy       243        272
   11.50%, 11/1/19                Agy       329        371
   12.00%, 5/1/14-8/1/20          Agy       150        171
   12.50%, 2/1/15                 Agy        44         51
  October TBA
   6.00%, 10/1/29                 Agy     5,250      4,896
  November TBA
   6.50%, 11/1/29                 Agy     5,250      5,028
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.00%, 2/20/27-9/20/27         Tsy     4,938      4,979
   6.125%, 12/20/25               Tsy     2,185      2,200
   6.375%, 3/20/25-6/20/25        Tsy     4,112      4,146
   6.50%, 10/20/27-1/20/28        Tsy     2,050      2,060
   6.875%, 1/20/25-5/20/25        Tsy     3,579      3,607
   7.50%, 1/20/25                 Tsy     3,465      3,495
  Various Pools:
   9.00%, 7/15/16-1/15/17         Tsy     1,487      1,581
   9.50%, 12/15/17-12/15/21       Tsy     2,436      2,618
   10.00%, 11/15/09-7/15/22       Tsy     4,505      4,897
   10.50%, 11/15/18-5/15/26       Tsy       315        347
   11.00%, 1/15/10-1/15/21        Tsy     1,916      2,145
   11.50%, 2/15/13-11/15/19       Tsy     1,203      1,360
  October TBA
   7.00%, 10/15/29                Tsy     9,000      8,833
----------------------------------------------------------
GROUP TOTAL                                         94,899
----------------------------------------------------------

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
----------------------------------------------------------
ASSET BACKED CORPORATES (29.4%)
(+) Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02                 N/R    $  171   $    171
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02                AAA       252        252
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02                 AAA       127        127
Associates Manufactured
  Housing Pass Through
  Certificates,
  Series 97-1 A3
   6.60%, 6/15/28                 AAA       331        331
Capital Auto Receivables
  Asset Trust Series 99-1
  A2
   5.58%, 6/15/02                 AAA     2,000      1,980
Champion Home Equity Loan
  Trust,
  Series:
  96-3 A2
   7.03%, 8/25/11                 AAA       114        114
  96-4 A2
   6.66%, 11/25/11                AAA       326        325
CIT Marine Trust
  Series 98-A A2
   5.80%, 4/15/10                 AAA     1,850      1,810
CIT RV Trust Series 99-A A1
   5.33%, 12/15/05                AAA     1,510      1,503
Contimortgage Home Equity
  Loan Trust,
  Series 97-4 A3
   6.26%, 8/15/12                 AAA       621        619
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02                 AAA       169        169
  97-2 A
   6.65%, 10/15/02                AAA       237        237
  98-2 A
   6.09%, 11/15/03                AAA       774        768
Crown Home Equity Loan
  Trust,
  Series 96-1 A2
   6.51%, 6/25/11                 AAA        65         64
Daimler Benz Vehicle Trust,
  Series 98-A A3
   5.16%, 12/20/07                AAA     2,500      2,468
Delta Funding Home Equity
  Loan Trust,
  Series 96-3 A2
   6.525%, 10/25/11               AAA       224        223

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
First Merchants Auto
Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01                 AAA    $  791   $    789
  (+) 97-2 A1
   6.85%, 11/15/02                AAA       157        157
First Security Auto Grantor
  Trust,
  Series 99-1 A4
   5.74%, 6/15/04                 AAA     2,250      2,212
First Union Residential
  Securitization Trust,
  Series 96-2 A2
   6.46%, 9/25/11                 AAA       125        125
Fleetwood Credit Corp,
  Series 92-A A
   7.10%, 2/15/07                 AAA       358        358
Ford Credit Auto Owner
  Trust,
  Series:
  99-B A4
   5.80%, 6/15/02                 AAA     2,025      2,008
  99-D A4
   6.40%, 10/15/02                AAA     1,600      1,601
General Electric Home
  Equity Loan Asset-Backed
  Certificates,
  Series 91-1 B
   8.70%, 9/15/11                 AAA       725        726
(+)++ Global Rated Eligible
  Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06                 N/R       654        163
Harley-Davidson Eaglemark
  Motorcycle Trust
  Series:
  98-2 A2
   5.87%, 4/15/04                 AAA     1,400      1,390
  99-1 A2
   5.52%, 2/15/05                 AAA     1,075      1,054
(+) Health Care Receivables
  Securitization Program,
  Series 97-1 A
   6.815%, 7/1/01                 N/R     1,000      1,001
Honda Auto Receivables
  Grantor Trust,
  Series 98-A A
   5.50%, 11/15/04                AAA     1,378      1,364
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A4
   5.35%, 10/15/04                AAA     1,100      1,071
Illinois Power Special
  Purpose Trust Series 98-1
  A2
   5.26%, 6/25/03                 AAA     1,900      1,877
IMC Home Equity Loan Trust,
  Series 96-4 A3
   6.81%, 7/25/11                 AAA       141        141

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
MBNA Master Credit Card
  Trust,
  Series 99-I A
   6.40%, 1/18/05                 AAA    $  850   $    849
Money Store (The)
  Residential Trust,
  Series 97-1 A2
   6.48%, 6/15/10                 AAA     1,248      1,246
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                N/R     1,200      1,199
Navistar Financial Corp.
  Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01                 AAA       429        429
Newcourt Equipment Trust
  Series 98-2 A3
   5.45%, 10/15/02                AAA     1,700      1,682
Olympic Automobile
  Receivables Trust,
  Series 94-B B
   6.95%, 6/15/01                 AAA        67         67
Peco Energy Transition
  Trust,
  Series 99-A A2
   5.63%, 3/1/05                  AAA     1,500      1,465
Preferred Credit Corp.,
  Series 97-1 A3
   6.91%, 5/1/07                  AAA        57         56
Premier Auto Trust,
  Series:
  99-1 A2
   5.69%, 11/8/02                 AAA     2,000      1,979
  99-2 A4
   5.59%, 2/9/04                  AAA     2,100      2,059
  99-3 A4
   6.43%, 3/8/04                  AAA     2,100      2,095
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05                 AA        925        906
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02                A-      1,350      1,341
  97-1 A
   7.35%, 5/15/03                 A-      1,475      1,486
  98-2 A
   6.07%, 7/25/02                 AA      1,400      1,381
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03                  AAA       381        381
  97-B A2
   6.70%, 6/8/03                  AAA       940        941

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
(CONT'D)                     & POOR'S)    (000)     (000)!
----------------------------------------------------------
+ Vanderbilt Mortgage
Finance,
Series 97-B 1A2
   6.775%, 12/7/28                Aaa    $  734   $    735
----------------------------------------------------------
GROUP TOTAL                                         47,495
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (4.2%)
Federal Home Loan Mortgage
  Corporation, Series 1114
  E PAC (11)
   8.00%, 7/15/06                 Agy     1,803      1,850
Federal National Mortgage
  Association,
  Series:
  92-44 H
   7.25%, 3/25/06                 Agy     2,100      2,104
  ## 98-22 FA REMIC
   5.781%, 4/18/22                Agy       382        381
  275 2 IO
   8.00%, 11/1/26                 Agy     9,119      2,458
----------------------------------------------------------
GROUP TOTAL                                          6,793
----------------------------------------------------------
COMMERCIAL MORTGAGES (0.7%)
Asset Securitization Corp.,
  Series 97-D5 A1A
   6.50%, 1/14/04                 AAA       726        722
+ Midland Realty Acceptance
  Corp.,
  Series 96-C2 A1
   7.02%, 1/25/27                 Aaa       443        444
----------------------------------------------------------
GROUP TOTAL                                          1,166
----------------------------------------------------------
ENERGY (1.4%)
(+) El Paso Energy Corp.
   6.625%, 7/15/01                BBB     1,095      1,088
Enron Corp.
   6.625%, 10/15/03               BBB+    1,160      1,137
----------------------------------------------------------
GROUP TOTAL                                          2,225
----------------------------------------------------------
FEDERAL AGENCY (1.0%)
Tennessee Valley Authority
   6.00%, 9/24/02                 Agy     1,570      1,559
----------------------------------------------------------
FINANCE (16.3%)
American General Finance
  Corp.
   5.75%, 11/1/03                 A+      1,455      1,397
Associates Corp. of North
  America
   5.875%, 7/15/02                AA        810        795
Bank One Corp.
   5.625%, 2/17/04                A+        680        647

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
BankAmerica Corp.
   6.875%, 6/1/03                 A      $1,200   $  1,202
Beneficial Corp.,
  Series I
   6.27%, 7/9/01                  A       1,290      1,280
Chase Manhattan Corp.,
  Series C
   5.69%, 2/10/04                 A+      1,165      1,115
# CIT Group Holdings
   0.00%, 10/1/02                 A+        915        902
Dayton Hudson Corp.
   6.625%, 3/1/03                 A-      1,110      1,103
EOP Operating LP
   6.50%, 6/15/04                 BBB     1,020        978
Equifax, Inc.
   6.50%, 6/15/03                 A-        970        955
(+) Farmers Insurance
  Exchange
   8.50%, 8/1/04                  A+      1,100      1,143
First Fidelity Bancorp
   6.80%, 6/15/03                 A-      1,200      1,193
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                 A       1,075      1,045
(+) Florida Property &
  Casualty
   7.375%, 7/1/03                 A-        375        375
Ford Motor Credit Corp.
   6.125%, 4/28/03                A         575        563
General Motors Acceptance
  Corp.
   6.85%, 6/17/04                 A         570        570
Home Savings of America
   6.50%, 8/15/04                 BBB+      800        776
Homeside Lending, Inc.
   6.875%, 6/30/02                A+        891        889
(+) Hyatt Equities LLC
   7.00%, 5/15/02                 BBB+    1,190      1,173
Lehman Brothers Holdings
  Corp.
   6.625%, 11/15/00               A         725        728
Marsh & McLennan Companies,
  Inc.
   6.625%, 6/15/04                AA-     1,030      1,020
(+)!! Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03                 A+      1,555      1,514
(+) Nationwide Mutual
  Insurance Co.
   6.50%, 2/15/04                 A+      1,198      1,160
Norwest Finance, Inc.
   5.375%, 9/30/03                A+        515        490
PNC Funding Corp.
   6.125%, 2/15/09                BBB+      820        751
(+) Prime Property Funding
  II
   6.80%, 8/15/02                 A         785        773
   7.00%, 8/15/04                 A         225        218

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
(+) Prudential Insurance
  Co.
   6.875%, 4/15/03                A-     $  640   $    635
Smith Barney Holdings
   7.00%, 3/15/04                 A         960        960
----------------------------------------------------------
GROUP TOTAL                                         26,350
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
(CONT'D)                     & POOR'S)    (000)     (000)!
----------------------------------------------------------
INDUSTRIALS (12.5%)
Albertsons, Inc.
   6.55%, 8/1/04                  A      $1,000   $    994
Columbia/HCA Healthcare
   6.41%, 6/15/00                 BB+     1,250      1,232
Comcast Cable
   8.125%, 5/1/04                 BBB-      640        662
Comdisco, Inc.,
  Series G
   6.00%, 6/1/00                  BBB+    1,165      1,159
(+) CVS Corp.
   5.50%, 2/15/04                 A       1,190      1,127
DaimlerChrysler AG
   6.90%, 9/1/04                  A+      1,295      1,301
Deere & Co.
   6.55%, 7/15/04                 A+        900        887
Delphi Auto Systems Corp.
   6.125%, 5/1/04                 BBB       815        782
(+) EES Coke Battery Co.,
  Inc.
   7.125%, 4/15/02                BBB       363        362
Federated Department
  Stores, Inc.
   6.30%, 4/1/09                  BBB+      790        703
(+) Kern River Funding
  Corp.
   6.42%, 3/31/01                 A-        367        364
(+) Kroger Co.
   6.34%, 6/1/01                  BBB-    1,185      1,176
(+) Marlin Water Trust
   7.09%, 12/15/01                BBB       722        721
May Department Stores
   9.875%, 12/1/02                A         810        881
MCI WorldCom, Inc.
   6.25%, 8/15/03                 A-      1,195      1,175
(+) Monsanto Co.
   5.375%, 12/1/01                A       1,200      1,171
Norfolk Southern Corp.
   6.20%, 4/15/09                 BBB+      510        471
Republic Services, Inc.
   6.625%, 5/15/04                BBB       870        822
(+) Rohm and Haas Co.
   6.95%, 7/15/00                 A-        675        676
Sun Microsystems, Inc.
   7.00%, 8/15/02                 BBB+      865        872
Textron, Inc.
   6.75%, 9/15/02                 A         415        416
Turner Broadcasting Systems
   7.40%, 2/1/04                  BBB-    1,140      1,150
Waste Management, Inc.
   6.125%, 7/15/01                BBB     1,135      1,087
----------------------------------------------------------
GROUP TOTAL                                         20,191
----------------------------------------------------------
TAXABLE MUNICIPAL (0.5%)
New York State Power
  Authority Revenue Bonds,
  Series B
   6.11%, 2/15/11                 AAA       805        799
----------------------------------------------------------

                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
TELEPHONES (2.4%)
AT&T Corp.
   6.00%, 3/15/09                 AA     $  555   $    516
GTE Corp.
   9.10%, 6/1/03                  A         990      1,062
Sprint Capital Corp.
   5.875%, 5/1/04                 BBB+    1,225      1,174
(+) U.S. West Capital
  Funding
   6.875%, 8/15/01                A-      1,160      1,161
----------------------------------------------------------
GROUP TOTAL                                          3,913
----------------------------------------------------------
TRANSPORTATION (0.6%)
Norfolk Southern Corp.
   7.875%, 2/15/04                BBB+      230        237
Union Pacific Co.
   9.625%, 12/15/02               BBB-      625        671
----------------------------------------------------------
GROUP TOTAL                                            908
----------------------------------------------------------
UTILITIES (1.3%)
(+) Edison Mission Energy
  Funding
   6.77%, 9/15/03                 BBB       487        483
FPL Group, Inc.
   6.875%, 6/1/04                 A+      1,595      1,583
----------------------------------------------------------
GROUP TOTAL                                          2,066
----------------------------------------------------------
YANKEE (1.4%)
AHOLD Finance USA, Inc.
   6.25%, 5/1/09                  A       1,050        974
(+) Oil Enterprises Ltd.
   6.239%, 6/30/08                AAA       924        892
(+) Oil Purchase Co.
   7.10%, 4/30/02                 BBB       418        392
----------------------------------------------------------
GROUP TOTAL                                          2,258
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $212,735)      210,622
----------------------------------------------------------
PREFERRED STOCK (0.9%)
----------------------------------------------------------
                                         SHARES
                                         ------
MORTGAGE-OTHER (0.9%)
()(+)+ Home Ownership
  Funding Corp.
  13.331% (Cost $1,488)           Aaa     1,800      1,487
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                           FACE
                                         AMOUNT)     VALUE)+
                                           (000       (000
----------------------------------------------------------
CASH EQUIVALENT (1.9%)
----------------------------------------------------------
REPURCHASE AGREEMENT (1.9%)
Chase Securities, Inc.
   5.20%, dated 9/30/99, due 10/1/99,
   to be repurchased at $2,979,
   collateralized by various U.S.
   Government Obligations, due
   10/1/99-8/15/01, valued at $2,982
   (Cost $2,979)                         $2,979   $  2,979
----------------------------------------------------------
TOTAL INVESTMENTS (133.2%) (Cost $217,202)         215,088
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-33.2%)
Cash                                                    13
Dividends Receivable                                    60
Interest Receivable                                  1,579
Receivable for Investments Sold                        130
Receivable for Forward Commitments                   8,387
Receivable for Fund Shares Sold                          1
Other Assets                                            11
Dividend Payable                                      (111)
Payable for Forward Commitments                    (62,763)
Payable for Fund Shares Redeemed                      (214)
Payable for Investment Advisory Fees                  (129)
Payable for Administrative Fees                        (11)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                          (11)
Payable for Daily Variation Margin on Futures
  Contracts                                           (189)
Unrealized Loss on Swap Agreements                    (250)
Other Liabilities                                      (53)
                                                  --------
                                                   (53,550)
----------------------------------------------------------
NET ASSETS (100%)                                 $161,538
----------------------------------------------------------

                                                   VALUE
                                                   (000)+
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 15,873,196 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                    $161,538
----------------------------------------------------------
NET ASSET VALUE PER SHARE                         $  10.18
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                   $168,361
Undistributed Net Investment Income (Loss)             353
Undistributed Realized Net Gain (Loss)              (4,391)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (2,114)
  Futures and Swaps                                   (671)
----------------------------------------------------------
NET ASSETS                                        $161,538
----------------------------------------------------------

!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
(+)    144A security. Certain conditions for public sale may
        exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30,
        1999. Maturity date disclosed is the ultimate
        maturity.
##     Variable or floating rate security-rate disclosed is
        as of September 30, 1999.
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7
        to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (131.9%)

-----------------------------------------------------------
                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
SEPTEMBER 30, 1999            & POOR'S)     (000)    (000)+
-----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (68.8%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   10.50%, 9/1/09-3/1/27          Agy     $ 2,468  $  2,709
   11.00%, 12/1/10-9/1/20         Agy       1,197     1,334
   11.75%, 12/1/17                Agy          75        84
  Gold Pools:
   10.50%, 11/1/15-12/1/20        Agy       2,363     2,601
  October TBA
   6.00%, 10/1/29                 Agy      77,075    71,936
Federal National Mortgage
  Association,
  Conventional Pools:
   9.00%, 1/1/21                  Agy       3,029     3,209
   9.50%, 11/1/20-2/1/27          Agy       4,632     4,972
   10.00%, 11/1/18-5/1/22         Agy       4,971     5,388
   10.50%, 8/1/15-4/1/22          Agy       1,759     1,931
   11.00%, 11/1/20                Agy         140       156
   12.00%, 11/1/15                Agy       2,117     2,407
   12.50%, 9/1/15                 Agy         178       203
  October TBA
   6.00%, 10/1/29                 Agy     109,750   102,347
  November TBA
   6.00%, 11/1/29                 Agy      14,000    13,043
   6.50%, 11/1/29                 Agy      14,000    13,409
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.00%, 2/20/27                 Tsy         827       831
   6.375%, 2/20/25-5/20/25        Tsy       6,154     6,204
   6.50%, 10/20/27-12/20/27       Tsy       6,737     6,770
   6.875%, 2/20/25-6/20/25        Tsy       5,920     5,969
   7.00%, 2/20/25-3/20/25         Tsy       3,704     3,739
   7.375%, 6/20/25                Tsy       1,881     1,897
  Various Pools:
   9.50%, 4/15/28                 Tsy       2,770     2,978
   10.00%, 2/15/16-10/15/28       Tsy       6,007     6,529
   10.50%, 10/15/15-5/15/26       Tsy       1,899     2,091
   11.00%, 1/15/10-5/15/26        Tsy       3,379     3,782
   12.00%, 3/15/11-4/15/14        Tsy          41        47
   12.50%, 6/15/10                Tsy          66        76
  October TBA
   7.00%, 10/15/29                Tsy      50,400    49,463
-----------------------------------------------------------
GROUP TOTAL                                         316,105
-----------------------------------------------------------

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
-----------------------------------------------------------
ASSET BACKED CORPORATES (22.2%)
Advanta Mortgage Loan Trust,
  Series 97-3 A2
   6.61%, 4/25/12                 AAA     $    11  $     11
Arcadia Automobile
  Receivables Trust,
  Series:
  97-D A3
   6.20%, 5/15/03                 AAA       1,756     1,753
  98-A A3
   5.90%, 11/15/02                AAA       2,715     2,707
Block Mortgage Finance,
  Inc.,
  Series 99-1 A1
   5.94%, 9/25/13                 AAA       1,990     1,978
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01                AAA       2,350     2,349
Centex Home Equity,
  Series:
  99-1 A1
   6.07%, 3/25/18                 AAA       1,519     1,510
  99-2 A1
   5.91%, 4/25/19                 AAA       2,199     2,181
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05                AAA       1,887     1,878
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   5.279%, 5/15/02                AAA       3,875     3,873
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02                 AAA       1,238     1,235
## Contimortgage Home Equity
  Loan Trust, Series 98-2
  A2B PAC (11)
   5.41%, 3/15/13                 AAA         585       585
Daimler Benz Auto
  Grantor Trust, Series 97-A
  A
   6.05%, 3/31/05                 AAA         658       657
Daimler Benz Vehicle Trust,
  Series 98-A A2
   5.23%, 12/20/01                AAA       1,921     1,916
Delta Funding Home Equity
  Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16                 AAA       1,091     1,087
EQCC Home Equity Loan Trust,
  Series:
  99-1 A1F
   5.77%, 5/20/10                 AAA       1,996     1,982
  99-3 A1F
   6.55%, 4/25/10                 AAA       3,772     3,760
(+) First Mortgage
  Acceptance Corp., Loan
  Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18                A         1,045       940

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
First Security Auto Grantor
Trust,
  Series 97-B A
   6.10%, 4/15/03                 AAA     $ 2,056  $  2,054
First Security Auto Owner
  Trust,
  Series 99-2 A2
   5.492%, 5/15/02                AAA       2,450     2,441
## First USA Credit Card
  Master Trust, Series 97-10
  A
   5.471%, 9/17/03                AAA       2,740     2,738
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01                 AAA       1,953     1,953
  98-A A3
   5.65%, 10/15/01                AAA       3,819     3,810
  99-B A3
   5.47%, 9/15/01                 AAA       4,900     4,875
  99-C A3
   5.77%, 11/15/01                AAA       4,875     4,857
  99-D A3
   6.20%, 4/15/02                 AAA       4,750     4,749
Green Tree Financial Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09                 AAA         371       371
  + 98-E HIA1
   5.907%, 12/15/24               Aaa       1,375     1,372
Green Tree Home Equity Loan
  Trust,
  Series:
  99-A A1
   5.59%, 2/15/13                 AAA       1,870     1,865
  99-C A1
   5.99%, 7/15/30                 AAA       3,681     3,673
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09                AAA       2,099     2,076
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series 99-2 A
   5.84%, 10/15/03                AAA       2,239     2,235
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03                 AAA       1,018     1,015
  97-B A
   5.95%, 5/15/03                 AAA          67        67
Honda Auto Receivables Owner
  Trust, Series 99-1 A2
   5.186%, 6/15/01                AAA       4,025     4,012
IMC Home Equity Loan Trust,
  Series 98-1 A2
   6.31%, 12/20/12                AAA       1,901     1,894
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                 AAA         647       645

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
MMCA Automobile Trust,
  Series 97-1 A3
   6.06%, 5/15/01                 AAA     $ 1,326  $  1,325
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                N/R       1,650     1,648
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03                 AAA       1,080     1,079
Option One Mortgage Loan
  Trust,
  Series 99-2 A1
   5.88%, 5/25/29                 AAA       2,525     2,508
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02                  AAA       4,925     4,910
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05                 AA        2,765     2,709
Residential Funding Mortgage
  Securities Co., Inc.,
  Series:
  +## 98-HI2 A1
   5.42%, 2/25/10                 Aaa         687       687
  99-HI4 A1
   6.41%, 11/25/07                AAA       2,430     2,424
(+) Securitized Multiple
  Asset Rated Trust,
  Series 97-3 A1
   7.71%, 4/15/06                 N/R       1,272       318
(+) Team Fleet Financing
  Corp., Series 96-1 A
   6.65%, 12/15/02                A-        1,125     1,117
(+) Textron Financial Corp.
  Receivables Trust, Series
  98-A A1
   5.82%, 2/15/02                 AAA       1,183     1,179
## UCFC Home Equity Loan
  Trust,
  Series 98-C A1
   5.50%, 12/15/12                AAA       1,493     1,492
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02                 AAA         970       970
World Omni Automobile
  Lease Securitization Trust,
  Series 97-B A2
   6.08%, 11/25/03                AAA       2,582     2,581
-----------------------------------------------------------
GROUP TOTAL                                         102,051
-----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
(CONT'D)                      & POOR'S)     (000)    (000)+
-----------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26                N/R     $19,804  $    386
  (+) 96-3 A YMA
  10/25/26                        N/R      19,804        24
Contimortgage Home Equity
  Loan Trust,
  Series:
  (+) 96-4 A11 I IO
   1.10%, 1/15/28                 AAA      11,474       240
  96-4 A11 I YMA
   1/15/28                        AAA      11,474        14
  (+) 96-4 A12 I IO
   1.05%, 1/15/28                 AAA       2,379        53
  96-4 A12 I YMA
   1/15/28                        AAA       2,379         3
  97-1 A10 I IO
   1.10%, 3/15/28                 AAA      14,388       308
  97-1 A10 I YMA
   3/15/28                        N/R      14,388        18
-----------------------------------------------------------
GROUP TOTAL                                           1,046
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.9%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  83-IB IO
   8.00%, 8/15/27                 Agy       7,150     1,965
  88-22 C PAC (11)
   9.50%, 4/15/20                 Agy          36        38
  1415-S Inv Fl IO
   20.063%, 11/15/07              Agy         509       176
  1476-S Inv Fl IO REMIC PAC
   4.746%, 2/15/08                Agy       5,402       496
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08                Agy       4,457       298
  1600-SA Inv Fl IO REMIC
   2.563%, 10/15/08               Agy      10,240       430
  2111-SB Inv Fl IO
   2.12%, 1/15/29                 Agy      14,311       538

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
Federal National Mortgage
  Association,
  Series:
  92-186 S Inv Fl IO
   3.75%, 10/25/07                Agy     $ 9,108  $    638
  ## 94-73 F
   5.906%, 12/25/20               Agy         478       479
  ## 94-97 FC REMIC
   6.044%, 3/25/24                Agy         398       401
  96-14 PC PO
  12/25/23                        Agy         232       158
  96-68 SC Inv Fl IO REMIC
   2.694%, 1/25/24                Agy       3,825       324
  97-70 FA Inv Fl REMIC
   5.856%, 7/18/20                Agy         702       703
  ## 98-22 FA REMIC
   5.781%, 4/18/22                Agy       2,436     2,426
  186 IO
   8.00%, 8/1/27                  Agy       1,448       397
  191 IO
   8.00%, 1/1/28                  Agy       5,510     1,563
  291 2 IO
   8.00%, 11/1/27                 Agy       3,764     1,048
  296 2 IO
   8.00%, 4/1/24                  Agy       2,773       746
Government National Mortgage
  Association, Series 99-32
  Inv Fl IO
   2.75%, 7/16/27                 Tsy       9,500       472
-----------------------------------------------------------
GROUP TOTAL                                          13,296
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.2%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20                A           177       183
  V 1G
   9.125%, 4/25/21                AAA         874       914
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28                 A-           39        39
-----------------------------------------------------------
GROUP TOTAL                                           1,136
-----------------------------------------------------------
COMMERCIAL MORTGAGES (3.9%)
Asset Securitization Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26                AAA       1,845     1,814
(+) Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04                 AA-       2,175     2,242
(+) Carousel Center Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07               AA        1,550     1,534
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                 AA        1,638     1,722

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
(+) Crystal Run Properties, Inc.,
Series A
   7.393%, 8/15/06                AA      $ 2,125  $  2,127
+## GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21                 Aaa       7,613       502
  97-C2 X IO
   1.202%, 4/15/27                Aaa      21,374     1,312
+## GS Mortgage Securities
  Corp. II,
  Series 97-GL X2 IO
   0.93%, 7/13/30                 Aaa       5,879       238
Nomura Asset Securities
  Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18                N/R       1,135     1,161
(+) Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07                 N/R         894       896
(+) Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03                AA        1,519     1,494
(+) Stratford Finance Corp.
   6.776%, 2/1/04                 AA        2,300     2,244
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.573%, 2/25/28                N/R       8,596       445
  96-CFL X1A IO
   1.096%, 2/25/28                N/R       6,825        70
  96-CFL X2 IO
   1.159%, 2/25/28                N/R       2,788        58
-----------------------------------------------------------
GROUP TOTAL                                          17,859
-----------------------------------------------------------
ENERGY (0.3%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15                 A-        1,120     1,051
Mobile Energy Services
   8.665%, 1/1/17                 CCC       1,709       453
-----------------------------------------------------------
GROUP TOTAL                                           1,504
-----------------------------------------------------------
FINANCE (9.3%)
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                  BBB+      1,135     1,094
Associates Corp. of North
  America
   6.95%, 11/1/18                 AA-         395       372
BankAmerica Capital Corp.
   5.875%, 2/15/09                A+          685       626
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26                A-        2,325     2,250
(+) BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                 A         2,205     2,096

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
Chase Manhattan Corp.
   6.00%, 2/15/09                 A       $ 1,000  $    922
EOP Operating LP
   6.763%, 6/15/07                BBB       1,420     1,329
   7.50%, 4/19/29                 BBB         670       600
(+) Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05                 A         2,740     2,686
(+) Farmers Exchange Capital
   7.05%, 7/15/28                 A+          575       501
(+) Farmers Insurance Exchange
   8.625%, 5/1/24                 A+        2,200     2,281
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26                 A-        1,085     1,033
First Union Institutional
  Capital I
   8.04%, 12/1/26                 BBB+      2,150     2,063
(+) Florida Property &
  Casualty
   7.375%, 7/1/03                 A-          750       750
(+) Florida Windstorm
   6.70%, 8/25/04                 A-        1,000       977
Golden State Holdings Escrow
  Corp.
   7.125%, 8/1/05                 B+        1,955     1,816
HMH Properties,
  Series A
   7.875%, 8/1/05                 BB        2,035     1,872
Household Finance Corp.
   5.875%, 2/1/09                 A         1,600     1,445
Lehman Brothers Holdings,
  Inc.
   8.50%, 8/1/15                  A           300       309
(+) Metropolitan Life
  Insurance Co.,
   7.45%, 11/1/23                 A+        2,000     1,830
   7.80%, 11/1/25                 A+          250       247
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                 A+        2,300     2,093
(+) New York Life Insurance Co.
   7.50%, 12/15/23                AA-       1,075       989
(+) PNC Institutional
  Capital
  Series A
   7.95%, 12/15/26                BBB+      2,530     2,390
(+) Prime Property Funding
  II
   6.80%, 8/15/02                 A           200       197
   7.00%, 8/15/04                 A         1,945     1,888
(+) Prudential Insurance Co.
   8.30%, 7/1/25                  A-        2,205     2,309
Washington Mutual
  Capital I
   8.375%, 6/1/27                 BBB-      1,300     1,273
Washington Mutual, Inc.
  Series A
   8.206%, 2/1/27                 BBB-        255       245

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
(CONT'D)                      & POOR'S)     (000)    (000)+
-----------------------------------------------------------
(+) World Financial
Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                  AA-     $ 2,943  $  2,836
  96 WFP-D
   6.95%, 9/1/13                  AA-       1,700     1,632
-----------------------------------------------------------
GROUP TOTAL                                          42,951
-----------------------------------------------------------
INDUSTRIALS (11.2%)
Albertson's, Inc.
   7.45%, 8/1/29                  A         1,895     1,881
Allied Waste Industries,
  Inc.
   7.40%, 9/15/35                 BB-       1,300       956
American Standard Cos.
   7.375%, 4/15/05                BB-         755       715
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15                BB+       1,050       847
   7.58%, 9/15/25                 BB+       1,145       914
   9.00%, 12/15/14                BB+         785       755
Comcast Cable Communications
   6.20%, 11/15/08                BBB         995       914
Conoco, Inc.
   6.95%, 4/15/29                 A-        2,550     2,370
Continental Airlines
   7.461%, 4/1/15                 AA+         461       453
Cox Communications, Inc.
   6.80%, 8/1/28                  BBB+        265       231
CSC Holdings, Inc.
   7.875%, 12/15/07               BB+       1,810     1,807
Delphi Automotive Systems
   7.125%, 5/1/29                 BBB       1,970     1,782
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10                 BB+         432       394
  93-K1 A2
   7.43%, 8/15/18                 BB+         275       242
  94-K1 A2
   8.375%, 8/15/15                BB+       1,075     1,027
  94-K2 A2
   9.35%, 8/15/19                 BB+       1,335     1,332
Enron Corp.
   6.95%, 7/15/28                 BBB+        965       851
Federated Department Stores,
  Inc.
   6.90%, 4/1/29                  BBB+      1,940     1,725
(+) Florida Windstorm
   7.125%, 2/25/19                AAA       1,570     1,477
Ford Motor Co.
   6.625%, 10/1/28                A         1,830     1,630
Fred Meyer, Inc.
   7.375%, 3/1/05                 BBB-      1,615     1,614
International Game
  Technology
   8.375%, 5/15/09                BB+       1,425     1,364
Lenfest Communications, Inc.
   7.625%, 2/15/08                BB+       1,330     1,325
   8.375%, 11/1/05                BB+       1,315     1,365

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
Lowe's Companies, Inc.
   6.50%, 3/15/29                 A       $ 1,685  $  1,461
   6.875%, 2/15/28                A           520       474
(+) Monsanto Co.
   6.60%, 12/1/28                 A         2,355     2,058
News America Holdings
   8.875%, 4/26/23                BBB-        270       287
News America, Inc.
   7.28%, 6/30/28                 BBB-      2,355     2,100
(+) Oxymar
   7.50%, 2/15/16                 BBB-      1,490     1,127
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21                  BBB-      2,175     2,165
(+) Rohm & Haas Co.
   7.85%, 7/15/29                 A-        1,070     1,090
Saks, Inc.
   7.375%, 2/15/19                BB+         970       825
Scotia Pacific Co. LLC
   7.71%, 7/20/28                 BBB       3,305     2,314
Sun Microsystems, Inc.
   7.65%, 8/15/09                 BBB+        930       945
Tenet Healthcare Corp.,
   7.625%, 6/1/08                 BB+       1,575     1,439
Tennessee Gas Pipeline
   7.00%, 10/15/28                BBB+      1,430     1,281
Time Warner Cos., Inc.
   6.625%, 5/15/29                BBB       2,365     2,072
   7.57%, 2/1/24                  BBB         840       828
Union Pacific Co.
   6.625%, 2/1/29                 BBB-        970       832
  Series E
   6.79%, 11/9/07                 BBB-        415       399
USA Waste Services
   7.00%, 7/15/28                 BBB       2,005     1,574
(+) Waste Management, Inc.
   7.375%, 5/15/29                BBB         525       432
-----------------------------------------------------------
GROUP TOTAL                                          51,674
-----------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.4%)
sec. First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06 (acquired
   8/24/92-11/18/94, cost
   $23)                           AA           22        22
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.60%, 1/25/26                 AA          597       593
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                  AA        1,009       990
sec. Shearson American
  Express,
  Series A CMO
   9.625%, 12/1/12 (acquired
   8/24/92-5/25/93, cost
   $137)                          AA          137       137
-----------------------------------------------------------
GROUP TOTAL                                           1,742
-----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
TELEPHONES (2.7%)
!! AT&T Corp.
   6.50%, 3/15/29                 AA-     $ 2,590  $  2,295
Comcast Cable Communications
   8.375%, 5/1/07                 BBB         480       505
GTE Corp.
   6.94%, 4/15/28                 A         1,740     1,628
Intermedia Communications,
  Inc.
   # 0.00%, 5/15/06               B           355       288
  Series B
   8.50%, 1/15/08                 B           280       243
   8.60%, 6/1/08                  B         1,550     1,345
MCI WorldCom, Inc.
   6.95%, 8/15/28                 A-        2,990     2,796
# Nextel Communications, Inc.
   0.00%, 9/15/07                 B-        1,660     1,224
# Qwest Communications
  International, Inc.,
  Series B
   0.00%, 2/1/08                  BB+       2,475     1,862
-----------------------------------------------------------
GROUP TOTAL                                          12,186
-----------------------------------------------------------
TRANSPORTATION (1.3%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17                AA+       2,114     1,972
  99-1 A
   6.545%, 8/2/20                 AA+         355       327
(+) Jet Equipment Trust,
  Series 95-C
   10.69%, 11/1/13                BBB-      2,080     2,392
Union Pacific Corp.
   6.625%, 2/1/08                 BBB-        975       926
   7.125%, 2/1/28                 BBB-        495       453
-----------------------------------------------------------
GROUP TOTAL                                           6,070
-----------------------------------------------------------
UTILITIES (1.6%)
CMS Energy Corp.
   7.50%, 1/15/09                 BB        1,525     1,407
(+) Edison Mission Energy
  Funding Corp. Series B
   7.33%, 9/15/08                 BBB       1,225     1,192
El Paso Energy
   6.75%, 5/15/09                 BBB         760       720
Enron Corp.
   6.95%, 7/15/28                 BBB+      1,105       975
Florida Power & Light Co.
   7.625%, 9/15/06                A+        1,965     1,997
(+) Southern Energy, Inc.
   7.90%, 7/15/09                 BBB       1,150     1,110
-----------------------------------------------------------
GROUP TOTAL                                           7,401
-----------------------------------------------------------

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
YANKEE (6.9%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                 A       $ 1,950  $  1,759
(+) AST Research, Inc.
   7.45%, 10/1/02                 BB-       2,395     2,302
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                A         1,215     1,205
Empresa Nacional
  Electricidad
   7.325%, 2/1/37                 A-          410       371
   7.75%, 7/15/08                 A-        1,985     1,867
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                 BB+       1,605     1,368
Grupo Minero Mexicano S.A.
  de CV,
  Series A
   8.25%, 4/1/08                  BB        1,525     1,288
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                  A         2,095     1,806
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07                B         1,500     1,168
(+) Israel Electric Corp.,
  Ltd.
   7.75%, 12/15/27                A-        1,505     1,324
(+) Multicanal S.A.
   10.50%, 4/15/18                BB+       1,100       849
   13.125%, 4/15/09               BB+         245       230
National Power Corp.
   8.40%, 12/15/16                BB+       1,190       959
(+) Oil Purchase Co.
   7.10%, 4/30/02                 BBB       1,532     1,437
(+) Orange plc
   8.75%, 6/1/06                  BB-       1,505     1,516
(+) Paiton Energy Funding
   9.34%, 2/15/14                 CCC       1,900       323
(+) Petrozuata Finance, Inc.
   8.22%, 4/1/17                  BB+       2,595     1,847
Province of Quebec
   7.50%, 9/15/29                 A-        1,655     1,665
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14                BBB+      3,615     3,308
Republic of Argentina Par
   11.75%, 4/7/09                 BB        1,580     1,529
Republic of Colombia
   8.70%, 2/15/16                 BB+       1,580     1,164
United Mexican States Par Bond,
  Series A
   6.25%, 12/31/19                BB        3,025     2,231
-----------------------------------------------------------
GROUP TOTAL                                          31,516
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $621,298)       606,537
-----------------------------------------------------------
PREFERRED STOCK (1.9%)
-----------------------------------------------------------
                                           SHARES
                                          -------
MORTGAGE-OTHER (1.9%)
(+)+ Home Ownership Funding
  Corp. 13.331% (Cost
  $8,540)                         Aaa      10,400     8,593
-----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                              ++RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)+
-----------------------------------------------------------
STRUCTURED INVESTMENT (0.1%)-SEE NOTE A6
-----------------------------------------------------------
Morgan Guaranty Trust
  Company, 11/20/05; monthly
  payments equal to 1% per
  annum of the outstanding
  notional balance, indexed
  to GNMA ARM pools (Cost
  $1,373)                         N/R     $20,848  $    377
-----------------------------------------------------------
CASH EQUIVALENTS (20.3%)
-----------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned Securities
  (1.0%)                                    4,679     4,679
-----------------------------------------------------------
DISCOUNT NOTES (15.0%)
Federal Home Loan Mortgage Corporation
   5.16%, 10/20/99                         20,000    19,943
   5.22%, 10/15/99                         14,000    13,969
   5.20%, 10/1/99-11/4/99                  20,000    20,000
Federal National Mortgage Association,
   5.23%, 10/5/99                          15,000    14,989
-----------------------------------------------------------
GROUP TOTAL                                          68,901
-----------------------------------------------------------
REPURCHASE AGREEMENT (4.3%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $19,612,
  collateralized by various U.S.
  Government Obligations, due 10/1/99-
  8/15/01, valued at $19,631               19,609    19,609
-----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $93,189)                93,189
-----------------------------------------------------------
TOTAL INVESTMENTS (154.2%) (Cost $724,400)          708,696
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-54.2%)
Cash                                                    435
Dividend Receivable                                     347
Interest Receivable                                   4,695
Receivable for Investments Sold                         912
Receivable for Forward Commitments                   29,863
Other Assets                                             31
Payable for Investments Purchased                      (830)
Payable for Forward Commitments                    (278,121)
Payable for Fund Shares Redeemed                       (438)
Payable for Investment Advisory Fees                   (456)
Payable for Administrative Fees                         (31)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (31)
Payable for Daily Variation on Futures Contracts        (79)
Unrealized Loss on Swap Agreements                     (543)
Collateral on Securities Loaned, at Value            (4,679)
Other Liabilities                                       (97)
                                                   --------
                                                   (249,022)
-----------------------------------------------------------
NET ASSETS (100%)                                  $459,674
-----------------------------------------------------------

                                                    VALUE
                                                    (000)+
-----------------------------------------------------------
-----------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 40,598,881 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                    $459,674
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                          $  11.32
-----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                    $482,460
Undistributed Net Investment Income (Loss)            7,327
Undistributed Realized Net Gain (Loss)              (13,203)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (15,704)
  Futures and Swaps                                  (1,206)
-----------------------------------------------------------
NET ASSETS                                         $459,674
-----------------------------------------------------------

sec.   Restricted Security-Total market value of restricted
        securities owned at September 30, 1999 was $159,000
        or 0.0% of net assets.
!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
(+)    144A security. Certain conditions for public sale may
        exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30,
        1999. Maturity date disclosed is the ultimate
        maturity.
##     Variable or floating rate securities-rate disclosed
        is as of September 30, 1999.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate.
        Indicated rate is the effective rate at September
        30, 1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7
        to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (123.1%)

----------------------------------------------------------
                             !!RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1999           & POOR'S)    (000)     (000)!
----------------------------------------------------------
MUNICIPAL BONDS (84.8%)
Alabama Drinking Water
  Finance Authority
  Revenue Bonds,
  Series A (AMBAC)
   4.60%, 8/15/10                 AAA    $1,415   $  1,342
Aldine, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/07           AAA       750        517
Aliquippa School District,
  PA
  Zero Coupon, 6/1/12             A         685        339
Allegheny County, PA
  Hospital Development
  Authority Revenue Bonds,
  Series A (MBIA)
   4.625%, 8/1/12                 AAA     1,000        907
+ Amarillo, TX Health
  Facility Corp. Revenue
  Bonds (FSA)
   5.50%, 1/1/10                  Aaa     1,275      1,290
Arkansas State Development
  Finance Authority Home
  Mortgage Revenue Bonds,
  Series B-1
   4.90%, 7/1/29                  AAA         5          5
Berks County, PA (FGIC)
   Zero Coupon, 5/15/19           AAA     1,250        396
   Zero Coupon, 11/15/20          AAA     1,000        290
Berks County, PA Solid
  Waste Authority (FGIC)
   6.00%, 4/1/11                  AAA       170        179
Bradford, PA Area School
  District (FGIC)
   4.60%, 10/1/10                 AAA       250        236
+ Bucks County, PA Water &
  Sewer Authority
  Revenue Bonds,
  Series B
   5.50%, 2/1/08                  Aaa       140        144
California Housing &
  Finance Agency Revenue
  Bonds (MBIA)
   5.30%, 8/1/14                  AAA       115        117
Center Township, PA Sewer
  Authority Revenue Bonds,
  Series A (MBIA)
   Zero Coupon, 4/15/17           AAA       615        222
  Series A
   6.00%, 4/15/03                 AAA       500        516
Central MI University
  Revenue Bonds (FGIC)
   4.65%, 10/1/11                 AAA     1,345      1,263
Charleston County, SC Resource
  Recovery Revenue Bonds (AMBAC)
   5.15%, 1/1/09                  AAA     1,000        997

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
----------------------------------------------------------
Chicago, IL General
  Obligation Bonds,
  Series A (FGIC)
   4.90%, 1/1/14                  AAA    $1,000   $    916
Chicago, IL Tax Increment Revenue
  Bonds (AMBAC)
   4.70%, 11/15/13                AAA     1,000        899
Clark County, WA Public
  Utility District No. 001
  Revenue Bonds (FSA)
   4.90%, 1/1/15                  AAA     1,605      1,458
Cleveland, OH Airport
  Special Revenue Bonds
   5.50%, 12/1/08                 BB        750        726
Clinton County, PA
  Industrial Development
  Authority
   6.25%, 11/15/06                BB+       150        150
Colorado Health Facilities
  Revenue Bonds,
  Series A
   Zero Coupon, 7/15/20           AAA     1,000        276
Council Rock, PA School
  District (FGIC)
   4.60%, 11/15/12                AAA     1,000        917
Delaware County, PA
  Industrial Development
  Authority Revenue Bonds,
  Series A
   6.50%, 1/1/08                  BB-       200        200
Detroit MI Downtown
  Development Authority
  Tax Increment Revenue
  Bonds (MBIA)
   4.65%, 7/1/10                  AAA     1,330      1,257
Du Page & Will Counties, IL
  Community School District
  No. 204, Generale
  Obligation Bonds (FSA)
   4.80%, 12/30/13                AAA     1,150      1,057
Duneland, IN School
  Building Corp. Revenue
  Bonds (MBIA)
   4.85%, 8/1/13                  AAA     1,045        968
East Detroit, MI, School
  District General
  Obligation
  Bonds (FGIC)
   4.55%, 5/1/11                  AAA     1,075      1,000
Elizabeth Forward, PA
  School District,
  Series B (MBIA)
   Zero Coupon, 9/1/11            AAA     1,250        657
Ephrata, PA Area
  School District,
  Series C (FGIC)
   4.60%, 10/15/11                AAA     1,000        929
+ Erie, PA Sewer Authority
  Revenue Bonds,
  Series A (AMBAC)
   5.00%, 6/1/11                  Aaa       455        445

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
(CONT'D)                     & POOR'S)    (000)     (000)!
----------------------------------------------------------
+ Essex County, NJ Utility
Authority Revenue Bonds,
Series A (FSA)
   4.80%, 4/1/14                  Aaa    $1,005   $    928
Fort Worth, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/08           AAA       940        612
Georgia State Housing &
  Financing Authority,
  Series A A2 (FHA)
   5.875%, 12/1/19                AAA        95         95
Girard Area, PA School
  District (FGIC)
   Zero Coupon, 10/1/18           AAA       700        233
   Zero Coupon, 10/1/19           AAA       250         78
+ Grand Haven, MI Area
  Public Schools
   4.70%, 5/1/12                  Aaa     1,300      1,211
+ Grand Traverse County,
  MI Hospital Revenue
  Bonds,
  Series A (AMBAC)
   4.625%, 7/1/10                 Aaa     1,835      1,719
Hamilton County, IN
  Redevelopment Authority
  Revenue Bonds (MBIA)
   4.90%, 8/1/13                  AAA     1,160      1,066
Houston, TX Housing Finance
  & Development Corp.,
  Single Family Mortgage
  Revenue Bonds, Series B-1
   8.00%, 6/1/14                  A         500        512
Houston, TX Water & Sewer
  System Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/21           AAA     6,510      1,756
   Zero Coupon, 12/1/22           AAA     2,150        545
+ Howard Suamico, WI School
  District General
  Obligation Bonds (FSA)
   4.60%, 3/1/12                  Aaa       360        330
   4.75%, 3/1/14                  Aaa     1,115      1,010
Huron Valley, MI School
  District (FGIC)
   4.65%, 5/1/11                  AAA     1,095      1,030
+ Idaho Housing & Finance Association,
  Single Family Mortgage Revenue
  Bonds,
  Series H-2
   5.40%, 7/1/27                  Aaa       170        168
Illinois Development
  Finance Authority Revenue
  Bonds (FGIC)
   Zero Coupon, 12/1/09           AAA     2,000      1,175
Indiana State University
  Revenue Bonds,
  Series I (FGIC)
   5.20%, 10/1/12                 AAA     1,640      1,600

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
Indiana Transportation
  Finance Authority Highway
  Revenue Bonds, (AMBAC)
   Zero Coupon, 12/1/16           AAA    $1,695   $    626
Indianapolis Airport
  Authority Revenue Bonds
   7.10%, 1/15/17                 BBB       375        405
Intermountain Power Agency,
  UT Power Supply
  Revenue Bonds
  Series:
  A
   Zero Coupon, 7/1/17            A+      1,750        618
  B (MBIA)
   6.50%, 7/1/09                  AAA       300        332
Jefferson Parish, LA School
  Board Sales & Use Tax
  Revenue Bonds (FSA)
   Zero Coupon, 9/1/06            AAA     1,000        712
Kane & De Kalb Counties, IL
  Unit School District
  (AMBAC)
   Zero Coupon, 12/1/09           AAA       725        426
Kelloggsville, MI Public
  School District (FGIC)
   5.00%, 5/1/12                  AAA     1,290      1,250
King County, WA Liberty
  System Facility Revenue
  Bonds (AMBAC)
   4.85%, 12/1/13                 AAA     1,110      1,025
+ Lehigh County, PA General
  Purpose Authority Revenue
  Bonds, Lehigh Valley
  Health Networks,
  Series C (MBIA)
   4.90%, 7/1/11                  Aaa     1,195      1,134
Long Island, NY Power
  Authority, Electric
  System Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/15           AAA     2,535      1,026
Louisiana Public Facilities
  Authority Hospital
  Revenue Bonds,
  Series A (FSA)
   5.50%, 7/1/10                  AAA     2,700      2,726
Maine Municipal Bond
  Bank,
  Series C (FSA)
   5.10%, 11/1/12                 AAA     1,130      1,105
Michigan State Hospital
  Finance Authority Revenue
  Bonds,
  Series A (MBIA)
   5.00%, 2/15/12                 AAA     1,000        949
Midland, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/06           AAA       750        534

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
Minnesota State Housing &
Finance Agency Single
Family Mortgage Revenue
Bonds,
Series E
   5.05%, 7/1/24                  AA+    $  415   $    416
Mobile, AL Industrial
  Development Board Solid
  Waste Disposal
  Revenue Bonds
   6.95%, 1/1/20                  D         269         93
Montour, PA School
  District (MBIA)
   Zero Coupon, 1/1/13            AAA       300        140
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series:
  B
   5.60%, 3/1/20                  AAA       700        704
  D
   5.80%, 3/1/20                  AAA       210        210
+ Nevada Housing Division,
  Series:
  A-2
   5.30%, 4/1/28                  Aaa     1,105      1,082
  B-2
   5.70%, 10/1/27                 Aaa     1,000      1,003
  C
   5.65%, 4/1/27                  Aaa       165        164
  E (FHA)
   5.35%, 10/1/27                 Aaa       815        792
New Jersey Economic
  Development Authority
  Revenue Bonds,
  Series A
   Zero Coupon, 4/1/12            N/R       625        276
## New York City, NY
  General Obligation
  Inverse Bonds
   20.36%, 10/1/03                A-        350        517
New York City, NY
  General Obligation,
  Series G (MBIA)
   5.00%, 8/1/12                  AAA     1,000        960
New York City, NY
  Industrial Development
  Agency Revenue Bonds
  (FSA)
   6.00%, 11/1/15                 AAA     2,250      2,305
New York State Dormitory
  Authority Revenue Bonds
  Series:
  E (FSA)
   5.10%, 2/15/11                 AAA       825        806
  H (FGIC)
   5.10%, 2/15/11                 AAA     1,250      1,221
   5.125%, 7/1/11                  AAA    1,000        983
Noblesville, IN High School
  Building Corp. (AMBAC)
   Zero Coupon 2/15/19            AAA     1,850        590

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
North Carolina Housing &
  Finance Agency
  Revenue Bonds,
  Series:
  JJ
   5.75%, 3/1/23                  AA     $  150   $    152
  RR
   5.00%, 9/1/22                  AA      1,670      1,658
North Carolina Medical Care
  Commission Hospital
  Revenue Bonds
   + 4.60%, 10/1/10 (AMBAC)       Aaa     1,685      1,576
   4.70%, 10/1/12 (MBIA)          AAA     1,435      1,311
+ North Dakota State
  Housing & Finance Agency,
  Home Mortgage
  Series C Revenue Bonds
   5.15%, 1/1/21                  Aa3     1,300      1,306
+ North Hempstead, NY
  General Obligation Bonds,
  Series B (FGIC)
   5.00%, 3/1/12                  Aaa       890        860
Okemos, MI Public School
  District (MBIA)
   Zero Coupon, 5/1/15            AAA       900        371
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09           AAA       760        461
Orange County, FL Housing &
  Finance Authority, Single
  Family Mortgage
  Revenue Bonds,
  Series B
   5.10%, 9/1/27                  AAA       475        469
Parkland, PA School
  District (FGIC)
   4.60%, 9/1/10                  AAA       250        237
Penn Hills Township, PA
   ++ Zero Coupon, 6/1/12         N/R     1,615        732
  Series B
   Zero Coupon, 12/1/13           N/R       500        204
Pennsylvania Convention
  Center Authority
   6.25%, 9/1/04                  BBB       250        259
   6.70%, 9/1/16 (FGIC)           AAA       500        564
Pennsylvania Housing &
  Finance Authority,
  Series:
  47
   5.20%, 4/1/27                  AA+       355        359
  48
   5.375%, 10/1/16                AA+       275        272
  50A
   5.35%, 10/1/08                 AA+       180        181
  51
   5.65%, 4/1/20                  AA+       230        225
  52B
   5.55%, 10/1/12                 AA+       495        492

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
(CONT'D)                     & POOR'S)    (000)     (000)!
----------------------------------------------------------
Philadelphia, PA Authority
For Industrial Development
Revenue Bonds,
Series A
   6.50%, 10/1/27                 N/R    $  320   $    322
Philadelphia, PA Gas Works
   5.80%, 7/1/01                  BBB       200        204
+ Philadelphia, PA
  Hospitals
   10.875%, 7/1/08                Aaa       120        142
Philadelphia, PA Hospitals & Higher
  Education Facilities Authority
  Revenue Bonds
   6.15%, 7/1/05                  BBB+       50         53
Philadelphia, PA Water &
  Wastewater Revenue
  Bonds (FGIC)
   5.15%, 6/15/04                 AAA       550        559
Pittsburgh, PA General
  Obligation Bonds (AMBAC)
   6.50%, 4/1/11                  AAA       245        263
Plymouth County, MA
  Correctional Facility
  (AMBAC)
   4.70%, 4/1/11                  AAA     1,000        946
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
   7.00%, 10/1/07                 N/R       700        747
Port Seattle, WA Revenue
  Bonds (AMBAC)
   4.875%, 8/1/10                 AAA     1,475      1,427
Rhode Island Clean Water
  Protection Revenue Bonds,
  Series A (AMBAC)
   4.50%, 10/1/12                 AAA     1,395      1,262
Robinson Township, PA
   6.90%, 5/15/18                 AAA       110        123
Rock Island, IL School
  District, General
  Obligation
  Bonds (FSA)
   5.00%, 12/1/11                 AAA     1,000        972
+ Rose Tree Media, PA
  School District, General
  Obligation Bonds
   4.60%, 2/15/13                 Aaa     1,025        928
St. Tammany Parish Wide
  School District, LA,
  General Obligation Bonds,
  Series A (FSA)
   5.00%, 3/1/12                  AAA     1,160      1,123
San Bernardino County, CA, Series A
  (MBIA)
   5.50%, 7/1/16                  AAA     1,600      1,602
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26                  N/R       310        330

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
Scranton, PA Health &
  Welfare Authority
   6.625%, 7/1/09                 AAA    $  115   $    124
Southeastern Area Schools,
  PA, Revenue Bonds,
  Series:
  A
   Zero Coupon, 10/1/06           A         200        141
  B
   Zero Coupon, 10/1/06           A         390        274
Steel Valley, PA Allegheny
  County
   Zero Coupon, 11/1/17           A         650        223
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11           A       1,170        600
Stroudsburg, PA Area School
  District General
  Obligation Bonds (FGIC)
   4.95%, 10/1/11                 AAA     1,000        971
Terrebonne Parish, LA
  Hospital Service District
  Revenue Bonds (AMBAC)
   4.95%, 4/1/10                  AAA     1,330      1,275
Texas State Housing &
  Community Revenue Bonds,
  Series D
   5.45%, 3/1/21                  AAA     1,120      1,104
Tippecanoe County, IN
  School Building Corp.
  Revenue Bonds (FSA)
   4.90%, 7/5/14                  AAA     1,000        915
Trinity River Authority, TX, Regional
  Wastewater System Revenue Bonds
  (FSA)
   4.60%, 8/1/11                  AAA     1,600      1,491
+ Trinity, PA Area School
  District General
  Obligation Bonds,
  Series B (FSA)
   5.20%, 11/1/12                 Aaa     2,350      2,304
+ Tyler, TX Health
  Facilities Development
  Corp.,
  Series A
   5.25%, 7/1/02                  Baa2      425        426
Upper Darby Township,
  PA (AMBAC)
   Zero Coupon, 7/15/11           AAA       525        278
Washington County, West PA
  Power Co.
   4.95%, 3/1/03                  A         150        150
+ Washington State
  Healthcare Facilities
  Authority Revenue Bonds
  (AMBAC)
   5.125%, 11/15/11               Aaa     1,000        976
West Texas Municipal
  Power Agency Revenue
  Bonds (MBIA)
   4.90%, 2/15/11                 AAA     1,520      1,451

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
+ Whatcom County, WA
School District General
Obligation Bonds,
Series A (FGIC)
   4.90%, 12/1/10                 Aaa    $1,780   $  1,721
+ Winnebago County, IL
  School District General
  Obligation Bonds (FSA)
   Zero Coupon, 1/1/14            Aaa     3,600      1,596
Wisconsin Housing &
  Economic Development
  Authority Home Ownership
  Revenue Bonds,
  Series E
   5.125%, 9/1/26                 AA      2,635      2,621
Wisconsin State Health &
  Educational Facilities
  Authority Revenue
  Bonds (AMBAC)
   5.625%, 2/15/12                AAA     1,000      1,007
  + Series B (MBIA)
   4.95%, 6/1/12                  Aaa     1,255      1,177
----------------------------------------------------------
GROUP TOTAL                                        103,330
----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (25.9%)
Federal Home Loan Mortgage
  Corporation,
  October TBA
   6.00%, 10/1/29                 Agy    13,000     12,133
Federal National Mortgage
  Association,
  October TBA
   6.00%, 10/1/29                 Agy    10,650      9,932
  November TBA
   6.50%, 11/1/29                 Agy     3,250      3,113
Government National
  Mortgage Association,
  October TBA
   7.00%, 10/15/29                Tsy     6,500      6,379
----------------------------------------------------------
GROUP TOTAL                                         31,557
----------------------------------------------------------
ASSET BACKED CORPORATES (0.3%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06                BB-       430        430
----------------------------------------------------------
FINANCE (4.0%)
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28                 A+        755        658
(+) Kroger Co.
   7.70%, 6/1/29                  BBB-      580        560
Lehman Brothers Holdings
   8.50%, 8/1/15                  A         620        638
Merrill Lynch & Co.
   6.00%, 2/17/09                 AA-       595        545

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
                             & POOR'S)    (000)     (000)!
----------------------------------------------------------
Nationsbank Corp.
   6.80%, 3/15/28                 A      $  780   $    700
(+) New England Mutual,
   7.875%, 2/15/24                A+        625        622
PNC Funding Corp.
   6.125%, 2/15/09                BBB+      615        563
Washington Mutual Inc.,
  Series A
   8.206%, 2/1/27                 BBB-      640        616
----------------------------------------------------------
GROUP TOTAL                                          4,902
----------------------------------------------------------
INDUSTRIALS (4.3%)
Columbia/HCA
  Healthcare Corp.
   7.50%, 12/15/23                BB+       775        616
Comcast Cable
  Communications
   6.20%, 11/15/08                BBB       630        579
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29                 BBB       645        583
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                  BBB+      570        507
News America Holdings, Inc.
   7.75%, 2/1/24                  BBB       655        619
Norfolk Southern Corp.
   6.20%, 4/15/09                 BBB+      590        545
Republic Services, Inc.
   7.125%, 5/15/09                BBB       645        586
(+) Rohm & Haas Co.
   7.85%, 7/15/29                 A-        220        224
Sun Microsystems, Inc.
   7.65%, 8/15/09                 BBB+      245        249
Time Warner Cos., Inc.
   6.625%, 5/15/29                BBB       830        727
----------------------------------------------------------
GROUP TOTAL                                          5,235
----------------------------------------------------------
TELEPHONES (0.5%)
MCI WorldCom, Inc.
   6.95%, 8/15/28                 A-        665        622
----------------------------------------------------------
TRANSPORTATION (0.5%)
Union Pacific Corp.
   7.125%, 2/1/28                 BBB       615        563
----------------------------------------------------------
UTILITIES (0.5%)
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                 BBB-      390        347
(+) Southern Energy, Inc.
   7.90%, 7/15/09                 BBB       300        290
----------------------------------------------------------
GROUP TOTAL                                            637
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

                             ++RATINGS     FACE
                             (STANDARD   AMOUNT      VALUE
(CONT'D)                     & POOR'S)    (000)     (000)!
----------------------------------------------------------
YANKEE (2.3%)
(+)++ Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                  A      $  525   $    452
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14                BBB+      570        521
Republic of Argentina
   11.75%, 4/7/09                 BB        415        402
Republic of Colombia
   8.625%, 4/1/08                 BB+       805        651
United Mexican States Par
  Bond,
  Series B
   6.25%, 12/31/19                BB        990        730
----------------------------------------------------------
GROUP TOTAL                                          2,756
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $152,791)      150,032
----------------------------------------------------------
CASH EQUIVALENTS (2.0%)
----------------------------------------------------------
                                         SHARES
                                         ------
MONEY MARKET INSTRUMENTS (1.3%)
Dreyfus Basic Municipal Money
  Market Fund                           774,584        774
Vanguard Municipal Money
  Market Fund                           769,848        770
----------------------------------------------------------
GROUP TOTAL                                          1,544
----------------------------------------------------------
                                          FACE
                                         AMOUNT
                                         (000)
                                         ------
REPURCHASE AGREEMENT (0.7%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $914, collateralized
  by various U.S. Government
  Obligations, due 10/1/99-8/15/01,
  valued at $915                         $  914        914
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $2,458)                 2,458
----------------------------------------------------------
TOTAL INVESTMENTS (125.1%) (Cost $155,249)         152,490
----------------------------------------------------------

                                                   VALUE
                                                   (000)!
----------------------------------------------------------
                                         ------
OTHER ASSETS AND LIABILITIES (-25.1%)
Cash                                              $     26
Interest Receivable                                  1,784
Receivable for Investments Sold                        207
Receivable for Forward Commitments                   3,126
Receivable for Fund Shares Sold                          3
Other Assets                                             6
Dividend Payable                                      (316)
Payable for Investments Purchased                     (623)
Payable for Forward Commitments                    (34,383)
Payable for Fund Shares Redeemed                       (21)
Payable for Investment Advisory Fees                  (110)
Payable for Administrative Fees                         (8)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (6)
Payable for Daily Variation Margin on Futures
  Contracts                                           (220)
Other Liabilities                                      (38)
                                                  --------
                                                   (30,573)
----------------------------------------------------------
NET ASSETS (100%)                                 $121,917
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 10,705,237 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                    $121,917
----------------------------------------------------------
NET ASSET VALUE PER SHARE                         $  11.39
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                   $124,030
Undistributed Net Investment Income (Loss)              12
Undistributed Realized Net Gain (Loss)                 786
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (2,759)
  Futures                                             (152)
----------------------------------------------------------
NET ASSETS                                        $121,917
----------------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(+)    144A security. Certain conditions for public sale may
        exist.
++     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed is as
        of September 30, 1999
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Administration
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investors Service, Inc., or
        Standard & Poor's Corporation.
PSFG   Permanent School Fund Guaranteed
TBA    Security is subject to delayed delivery. See Note A7 to
        Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (94.5%)

-------------------------------------------------------------
                            !!RATINGS           FACE
                            (STANDARD         AMOUNT    VALUE
SEPTEMBER 30, 1999          & POOR'S)          (000)   (000)!
-------------------------------------------------------------
AUSTRALIAN DOLLAR (1.1%)
Federal National Mortgage
  Association-Global
   6.50%, 7/10/02                Agy     AUD   1,050  $   693
-------------------------------------------------------------
BRITISH POUND (7.1%)
# NTL, Inc.
   0.00%, 4/1/08                 B-      GBP     175      189
Orange plc
   8.625%, 8/1/08                BB+             235      385
(+)# Telewest plc
   0.00%, 4/15/09                B+              105      103
United Kingdom Treasury Bills
   8.00%, 6/10/03                AAA             390      678
   8.50%, 7/16/07                AAA           1,700    3,215
-------------------------------------------------------------
GROUP TOTAL                                             4,570
-------------------------------------------------------------
CANADIAN DOLLAR (4.9%)
Government of Canada
   7.50%, 3/1/01                 AAA     CAD   3,050    2,135
   10.00%, 6/1/08                AAA           1,175    1,026
-------------------------------------------------------------
GROUP TOTAL                                             3,161
-------------------------------------------------------------
DANISH KRONE (6.7%)
Kingdom of Denmark
   5.00%, 8/15/05                AAA      DKK 17,600    2,494
   8.00%, 5/15/03                AAA           3,590      568
   9.00%, 11/15/00               AAA           8,175    1,236
-------------------------------------------------------------
GROUP TOTAL                                             4,298
-------------------------------------------------------------
EURO (27.7%)
Colt Telecom Group plc
   7.625%, 7/31/08               B       EUR     345      356
DePfa Pfandbriefbank AG
   5.50%, 1/15/10                AAA             875      927
## GMAC Global Bond
   2.77%, 9/25/02                A-              716      757
Government of France
  O.A.T.
   8.50%, 10/25/19               AAA           1,395    1,971
Government of Germany
   4.00%, 7/4/09                 AAA             630      600
   6.25%, 1/4/24                 AAA             126      142
   6.50%, 7/4/27                 AAA           3,205    3,727
   7.50%, 9/9/04                 AAA           1,350    1,617
   8.375%, 5/21/01               AAA           2,295    2,623
Kredit fuer Wiederaufbau
   5.00%, 1/4/09                 AAA             575      595
Mannesmann Finance BV
   4.75%, 5/27/09                A               305      296
Republic of Italy BTPS
   9.50%, 2/1/06                 AA              591      775
   10.00%, 8/1/03                AA            1,212    1,534

                            !!RATINGS           FACE
                            (STANDARD         AMOUNT    VALUE
                            & POOR'S)          (000)   (000)!
-------------------------------------------------------------
-------------------------------------------------------------
+ Spanish Government
   5.15%, 7/30/09                Aa2     EUR   1,571  $ 1,646
Tecnost International
   6.125%, 7/30/09               BBB+            155      162
-------------------------------------------------------------
GROUP TOTAL                                            17,728
-------------------------------------------------------------
JAPANESE YEN (12.7%)
Credit Locale de France
   6.00%, 10/31/01               AA+    JPY   75,000      784
European Investment Bank
   3.00%, 9/20/06                AAA          88,000      912
Export-Import Bank of
  Japan
   2.875%, 7/28/05               AAA          80,000      822
Federal National Mortgage
  Association-Global
   1.75%, 3/26/08                Agy         100,000      951
+ Government of Japan
   0.90%, 12/22/08               Aa1         460,000    3,965
!! International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01                AAA          64,000      666
-------------------------------------------------------------
GROUP TOTAL                                             8,100
-------------------------------------------------------------
SWEDISH KRONA (3.4%)
Swedish Government
   6.00%, 2/9/05                 AAA     SEK  12,500    1,563
   13.00%, 6/15/01               AA+           4,575      634
-------------------------------------------------------------
GROUP TOTAL                                             2,197
-------------------------------------------------------------
UNITED STATES DOLLAR (30.9%)
AGENCY FIXED RATE MORTGAGES (0.7%)
Federal National Mortgage
  Association
   6.00%, 10/1/29 TBA            Agy    U.S.$    500      466
-------------------------------------------------------------
FINANCE (5.9%)
(+) Anthem Insurance Cos.,
  Inc., Series A
   9.00%, 4/1/27                 BBB+            160      154
(+) BankAmerica
  Institutional, Series A
   8.07%, 12/31/26               A-              350      339
(+) BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26                A               325      309
EOP Operating LP
   6.763%, 6/15/07               BBB             140      131
   7.50%, 4/19/29                BBB              95       85
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28                A+              305      266
First Union Institutional
  Capital, Inc.
   8.04%, 12/1/26                BBB+            275      264
GS Escrow Corp.
   7.125%, 8/1/05                BB+             250      232

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

                            !!RATINGS           FACE
                            (STANDARD         AMOUNT    VALUE
(CONT'D)                    & POOR'S)          (000)   (000)!
-------------------------------------------------------------
Lehman Brothers Holdings
   8.50%, 8/1/15                 A      U.S.$     35  $    36
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                A+              300      273
(+) PNC Institutional
  Capital Series A
   7.95%, 12/15/26               BBB+            425      401
(+) Prudential Insurance Co.
   8.30%, 7/1/25                 A-              300      314
Washington Mutual Capital
  I
   8.375%, 6/1/27                BBB-            100       98
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27                BBB-            130      125
(+) World Financial
  Properties, Series 96
  WFP-D
   6.95%, 9/1/13                 AA-             775      744
-------------------------------------------------------------
GROUP TOTAL                                             3,771
-------------------------------------------------------------
INDUSTRIALS (7.4%)
Allied Waste Industries,
  Inc.
   7.40%, 9/15/35                BB-             175      129
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15               BB+             270      218
   7.50%, 12/15/23               BB+             125       99
Continental Airlines,
  Series 97-1 A
   7.461%, 4/1/15                AA+              62       61
Conoco, Inc.
   6.95%, 4/15/29                A-              310      288
CSC Holdings, Inc.
   7.25%, 7/15/08                BB+             245      235
Delphi Automotive Systems
   7.125%, 5/1/29                BBB             270      244
Enron Corp.
   6.95%, 7/15/28                BBB+            135      119
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                 BBB+            180      160
(+) Florida Windstorm
   7.125%, 2/25/19               AAA             380      357
Ford Motor Co.
   6.625%, 10/1/28               A               200      178
Host Marriott LP
   8.375%, 2/15/06               BB              260      244
International Game
  Technology
   8.375%, 5/15/09               BB+             165      158
Lowe's Cos., Inc.
   6.50%, 3/15/29                A               180      156
(+) Monsanto Co.
   6.60%, 12/1/28                A               295      258
News America Holdings
   8.875%, 4/26/23               BBB-            285      303
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21                 BBB-   U.S.$    215      214

                            !!RATINGS           FACE
                            (STANDARD         AMOUNT    VALUE
                            & POOR'S)          (000)   (000)!
-------------------------------------------------------------
Saks, Inc.
   7.375%, 2/15/19               BB+             130  $   111
Scotia Pacific Co. LLC
   7.71%, 7/20/28                BBB             410      287
Tenet Healthcare Corp.,
  Series B
   7.625%, 6/1/08                BB+             220      201
Tennessee Gas Pipeline
   7.00%, 10/15/28               BBB+            190      170
Time Warner Cos., Inc.
   6.625%, 5/15/29               BBB             265      232
   6.95%, 1/15/28                BBB              35       32
   7.57%, 2/1/24                 BBB              90       89
USA Waste Services
   7.00%, 7/15/28                BBB             145      114
(+) Waste Management, Inc.,
   7.375%, 5/15/29               BBB             120       99
-------------------------------------------------------------
GROUP TOTAL                                             4,756
-------------------------------------------------------------
TELECOMMUNICATIONS (2.0%)
AT&T Corp.
   6.50%, 3/15/29                AA-             370      328
Comcast Cable
  Communications
   8.375%, 5/1/07                BBB             160      168
GTE Corp.
   6.94%, 4/15/28                A               195      182
MCI WorldCom, Inc.
   6.95%, 8/15/28                A-              435      407
# Nextel Communications,
  Inc.
   0.00%, 9/15/07                B-              225      166
-------------------------------------------------------------
GROUP TOTAL                                             1,251
-------------------------------------------------------------
TRANSPORTATION (0.8%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17               AA+             254      237
Union Pacific Co.
   7.125%, 3/1/28                BBB-            310      284
-------------------------------------------------------------
GROUP TOTAL                                               521
-------------------------------------------------------------
U.S. TREASURY SECURITIES (8.9%)
U.S. Treasury Bond
   8.75%, 8/15/20                Tsy             150      189
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation Indexed)         Tsy           1,683    1,607
   3.625%, 1/15/08
     (Inflation Indexed)         Tsy           1,625    1,572
   !! 7.50%, 2/15/05             Tsy           2,175    2,324
-------------------------------------------------------------
GROUP TOTAL                                             5,692
-------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS           FACE
                            (STANDARD         AMOUNT    VALUE
                            & POOR'S)          (000)   (000)!
-------------------------------------------------------------
UTILITIES (1.0%)
CMS Energy Corp.
   7.50%, 1/15/09                BB     U.S.$    220  $   203
(+) Edison Mission Energy
  Funding Corp.
  Series B
   7.33%, 9/15/08                BBB             225      219
El Paso Energy
   6.75%, 5/15/09                BBB             105       99
Enron Corp.
   6.95%, 7/15/28                BBB+            140      124
-------------------------------------------------------------
GROUP TOTAL                                               645
-------------------------------------------------------------
YANKEE (4.2%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                A               230      208
(+) AST Research, Inc.
   7.45%, 10/1/02                BB+             300      288
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31               A               160      159
Empresa Nacional
  Electricidad
   7.325%, 2/1/37                A-               50       45
   7.75%, 7/15/08                A-              270      254
(+) Hutchison Whampoa
  Financial, Series B
   7.45%, 8/1/17                 A               295      254
(+) Israel Electric Corp.,
  Ltd.
   7.75%, 12/15/27               A-              230      202
(+) Oil Purchase Co.
   7.10%, 4/30/02                BBB             174      163
   10.73%, 1/31/04               BBB              40       39
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17                 BB+             375      267
Province of Quebec
   7.50%, 9/15/29                A+              190      191
Republic of Argentina
   11.75%, 4/7/09                BB              165      160
Republic of Colombia
   8.70%, 2/15/16                BB+             240      177
United Mexican States Par
  Bond, Series A
   6.25%, 12/31/19               BB              410      302
-------------------------------------------------------------
GROUP TOTAL                                             2,709
-------------------------------------------------------------
TOTAL UNITED STATES DOLLAR                             19,811
-------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $63,165)           60,558
-------------------------------------------------------------
                            !!RATINGS
                            (STANDARD                   VALUE
                            & POOR'S)         SHARES   (000)!
-------------------------------------------------------------
PREFERRED STOCK (2.0%)
-------------------------------------------------------------
MORTGAGE-OTHER (2.0%)
(+)+ Home Ownership
  Funding Corp. 13.331%
  (Cost $1,302)                  Aaa           1,575  $ 1,301
-------------------------------------------------------------
CASH EQUIVALENT (0.5%)
-------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
                                        ------------
REPURCHASE AGREEMENT (0.5%)
Chase Securities, Inc. 5.20% dated
  9/30/99, due 10/1/99, to be
  repurchased at $298, collateralized
  by various U.S. Government
  Obligations, due 10/1/99-8/15/05,
  valued at $298 (Cost $298)            U.S.$    298      298
-------------------------------------------------------------
TOTAL INVESTMENTS (97.0%) (Cost $64,765)               62,157
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.0%)
Cash                                                    1,299
Foreign Currency (Cost $203)                              204
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $15)                                     15
Dividends Receivable                                       52
Interest Receivable                                     1,118
Receivable for Investments Sold                           253
Receivable for Variation on Futures Contracts               7
Other Assets                                                4
Payable for Forward Commitments                          (466)
Payable for Fund Shares Redeemed                          (84)
Payable for Investment Advisory Fees                      (59)
Payable for Administrative Fees                            (4)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                              (4)
Unrealized Loss on Forward Foreign Currency
  Contracts                                              (360)
Unrealized Loss on Swap Agreements                        (34)
Other Liabilities                                         (39)
                                                      -------
                                                        1,902
-------------------------------------------------------------
NET ASSETS (100%)                                     $64,059
-------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

                                                       VALUE
(CONT'D)                                              (000)!
-------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------
NET ASSETS
Applicable to 6,147,869 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                          $64,059
-------------------------------------------------------------
NET ASSET VALUE PER SHARE                             $ 10.42
-------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                       $64,221
Undistributed Net Investment Income (Loss)              1,121
Undistributed Realized Net Gain (Loss)                  1,684
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                (2,608)
  Foreign Currency Transactions                          (336)
  Futures and Swaps                                       (23)
-------------------------------------------------------------
NET ASSETS                                            $64,059
-------------------------------------------------------------


------------------------------------------------------------------
!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.
(+)  144A Security. Certain conditions for public sale may
      exist
!!   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
+    Moody's Investors Services, Inc. rating. Security is not
      rated by Standard & Poor's Corporation.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of September 30, 1999.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is as
      of September 30, 1999.
TBA  Security is subject to delayed delivery. See Note A7 to
      Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (95.1%)

-----------------------------------------------------------
                          !!RATINGS          FACE
                          (STANDARD        AMOUNT     VALUE
SEPTEMBER 30, 1999        & POOR'S)         (000)    (000)!
-----------------------------------------------------------
AUSTRALIAN DOLLAR (1.6%)
Australian Government
   8.75%, 8/15/08              Agy      AUD 1,225  $    930
Federal National
  Mortgage
  Association-Global
   6.50%, 7/10/02              Agy          1,690     1,116
-----------------------------------------------------------
GROUP TOTAL                                           2,046
-----------------------------------------------------------
BRITISH POUND (10.9%)
Orange plc
   8.625%, 8/1/08              BB+     GBP    505       828
United Kingdom Treasury
  Bills
   8.00%, 6/10/03              AAA          3,555     6,184
   8.50%, 7/16/07              AAA          3,515     6,647
-----------------------------------------------------------
GROUP TOTAL                                          13,659
-----------------------------------------------------------
CANADIAN DOLLAR (5.3%)
Government of Canada
   7.50%, 3/1/01               AAA     CAD  3,415     2,391
   8.75%, 12/1/05              AAA          1,550     1,219
   9.75%, 6/1/21               AAA            580       573
   10.00%, 6/1/08              AAA          2,825     2,467
-----------------------------------------------------------
GROUP TOTAL                                           6,650
-----------------------------------------------------------
DANISH KRONE (7.0%)
Kingdom of Denmark
   5.00%, 8/15/05              AAA     DKK 40,350     5,718
   8.00%, 5/15/03              AAA         19,810     3,135
-----------------------------------------------------------
GROUP TOTAL                                           8,853
-----------------------------------------------------------
EURO (45.2%)
Colt Telecom Group plc
   7.625%, 7/31/08             B       EUR    741       765
DePfa Pfandbriefbank AG
   5.50%, 1/15/10              AAA          2,275     2,411
## GMAC Global Bond
   2.77%, 9/25/02              A-           1,145     1,211
Government of Finland
   9.50%, 3/15/04              AA-          2,173     2,756
Government of France
  O.A.T.
   8.50%, 10/25/19             AAA          3,700     5,227
Government of Germany
   4.00%, 7/4/09               AAA          1,670     1,590
   5.75%, 8/22/00              AAA          3,664     3,985
   6.25%, 1/4/24               AAA          3,620     4,076
   6.50%, 7/4/27               AAA          5,505     6,402
   7.50%, 9/9/04               AAA          7,153     8,568
   8.375%, 5/21/01             AAA          2,162     2,471

                          !!RATINGS          FACE
                          (STANDARD        AMOUNT     VALUE
                          & POOR'S)         (000)    (000)!
-----------------------------------------------------------
-----------------------------------------------------------
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05             AAA     EUR  2,664  $  3,134
Kredit fuer Wiederaufbau
   5.00%, 1/4/09               AAA          1,049     1,085
Mannesmann Finance BV
   4.75%, 5/27/09              A              490       476
Netherlands Government
   8.25%, 2/15/07              AAA          3,484     4,411
Republic of Italy BTPS
   10.00%, 8/1/03              AA           2,173     2,751
Spanish Government
   + 5.15%, 7/30/09            Aa2          1,640     1,718
   10.10%, 2/28/01             AAA          3,116     3,607
Tecnost International
   6.125%, 7/30/09             BBB+           300       314
-----------------------------------------------------------
GROUP TOTAL                                          56,958
-----------------------------------------------------------
JAPANESE YEN (13.2%)
!! Credit Locale de
  France
   6.00%, 10/31/01             AA+    JPY 311,000     3,250
European Investment Bank
   3.00%, 9/20/06              AAA        203,000     2,105
Export-Import Bank of
  Japan
   2.875%, 7/28/05             AAA        290,000     2,980
Government of Japan
   0.90%, 12/22/08             AAA        816,000     7,035
!! International Bank
  for Reconstruction &
  Development
   6.75%, 6/18/01              AAA        121,000     1,259
-----------------------------------------------------------
GROUP TOTAL                                          16,629
-----------------------------------------------------------
SWEDISH KRONA (4.6%)
Swedish Government
   6.00%, 2/9/05               AAA     SEK 32,000     4,002
   13.00%, 6/15/01             AA+         12,625     1,749
-----------------------------------------------------------
GROUP TOTAL                                           5,751
-----------------------------------------------------------
UNITED STATES DOLLAR (7.3%)
AGENCY FIXED RATE MORTGAGES (4.0%)
Federal National
  Mortgage Association
   5.17%, 10/13/99             Agy    U.S.$ 1,000       998
   5.18%, 10/25/99             Agy          4,000     3,986
-----------------------------------------------------------
GROUP TOTAL                                           4,984
-----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME
PORTFOLIO

                          !!RATINGS          FACE
                          (STANDARD        AMOUNT     VALUE
(CONT'D)                  & POOR'S)         (000)    (000)!
-----------------------------------------------------------
U.S. TREASURY SECURITIES (3.3%)
!! U.S. Treasury Bond
   8.75%, 8/15/20              Tsy    U.S.$ 1,385  $  1,744
U.S. Treasury Note
   5.875%, 11/15/05            Tsy          2,490     2,475
-----------------------------------------------------------
GROUP TOTAL                                           4,219
-----------------------------------------------------------
TOTAL UNITED STATES DOLLAR                            9,203
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $124,180)       119,749
-----------------------------------------------------------
TOTAL INVESTMENTS (95.1%) (Cost $124,180)           119,749
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (4.9%)
Cash                                                  1,395
Foreign Currency (Cost $1,239)                        1,249
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $114)                                 114
Interest Receivable                                   2,412
Receivable for Fund Shares Sold                          92
Receivable for Variation on Futures Contracts           341
Unrealized Gain on Forward Foreign Currency
  Contracts                                             836
Other Assets                                              9
Payable for Fund Shares Redeemed                        (42)
Payable for Investment Advisory Fees                   (110)
Payable for Administrative Fees                          (8)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                            (9)
Other Liabilities                                       (47)
                                                   --------
                                                      6,232
-----------------------------------------------------------
NET ASSETS (100%)                                  $125,981
-----------------------------------------------------------

                                                    VALUE
                                                    (000)!
-----------------------------------------------------------
-----------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 12,452,205 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                     $125,981
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                          $  10.12
-----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                    $127,861
Undistributed Net Investment Income (Loss)             (785)
Undistributed Realized Net Gain (Loss)                2,123
Unrealized Appreciation (Depreciation) on:
  Investment Securities                              (4,431)
  Foreign Currency Transactions                         876
  Futures                                               337
-----------------------------------------------------------
NET ASSETS                                         $125,981
-----------------------------------------------------------

!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.
+    Moody's Investors Service, Inc. rating. Security is not
      rated by
     Standard & Poor's Corporation.
!!   A portion of these securities was pledged to cover margin
      requirements for futures contracts.
##   Variable or floating rate security-rate disclosed is as of
      September 30, 1999.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (135.3%)

-----------------------------------------------------------
                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
SEPTEMBER 30, 1999            & POOR'S)     (000)    (000)!
-----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (70.9%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.50%, 5/1/19                  Agy    $    21  $     23
   11.00%, 7/1/13                  Agy         63        71
  Gold Pools:
   9.50%, 12/1/22                  Agy        259       278
   10.00%, 6/1/17                  Agy        216       235
  October TBA
   6.00%, 10/1/29                  Agy     10,500     9,800
   7.00%, 10/15/29                 Agy      9,250     9,096
Federal National Mortgage
  Association, Conventional
  Pools:
   9.50%, 12/1/21                  Agy        529       568
   10.00%, 2/1/21-1/1/27           Agy        166       180
   10.50%, 12/1/10                 Agy         58        63
   12.00%, 8/1/12                  Agy         23        26
  October TBA
   6.00%, 10/1/29                  Agy      8,400     7,833
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.375%, 3/20/25-6/20/25         Tsy        906       913
   6.50%, 10/20/27-1/20/28         Tsy      1,377     1,383
   6.625%, 9/20/27                 Tsy        358       360
   6.875%, 4/20/25-2/20/27         Tsy        825       831
   7.00%, 3/20/25-11/20/25         Tsy      1,419     1,432
  Various Pools:
   9.50%, 11/15/16-12/15/21        Tsy      1,658     1,782
   10.00%, 1/15/16-2/15/28         Tsy      2,581     2,804
   10.50%, 3/15/06-2/15/18         Tsy        389       428
   11.00%, 3/15/10-8/15/27         Tsy      1,069     1,197
   11.50%, 6/15/13                 Tsy         68        77
   12.00%, 12/15/12-5/15/14        Tsy         44        50
   12.50%, 12/15/10                Tsy         14        17
  October TBA
   7.00%, 10/15/29                 Tsy      3,000     2,944
-----------------------------------------------------------
GROUP TOTAL                                          42,391
-----------------------------------------------------------
ASSET BACKED CORPORATES (19.0%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02                  N/R          7         7
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02                 AAA        109       109
Americredit Automobile
  Receivables Trust,
  Series:
  96-B A
   6.50%, 1/12/02                  AAA         49        49

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
-----------------------------------------------------------
  ## 98-B A2
   5.259%, 6/12/01                 AAA    $   232  $    232
Associates Manufactured
  Housing Pass Through
  Certificates, Series 97-1
  A3
   6.60%, 6/15/28                  AAA        134       134
Chevy Chase Auto Receivables
  Trust,
  Series:
  97-4 A
   6.25%, 6/15/04                  AAA        171       171
  98-1 A
   5.97%, 10/20/04                 AAA        559       556
COMED Transitional Funding
  Trust,
  Series 98-1 A1
   5.38%, 3/25/02                  AAA        221       220
Contimortgage Home Equity
  Loan Trust,
  Series:
  97-4 A3
   6.26%, 8/15/12                  AAA        298       297
  ## 98-2 A2B PAC (11)
   5.41%, 3/15/13                  AAA        185       185
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02                  AAA        115       115
  97-2 A
   6.65%, 10/15/02                 AAA        188       189
  98-1 A
   6.00%, 8/15/03                  AAA        554       550
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05                  AAA        102       102
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01                  AAA        219       218
  (+) 97-2 A1
   6.85%, 11/15/02                 AAA        131       131
(+) First Mortgage
  Acceptance Corp., Loan
  Receivables Trust, Series
  96-B A1
   7.629%, 11/1/18                 A           84        75
First Security Auto Grantor
  Trust,
  Series 97-B A
   6.10%, 4/15/03                  AAA        167       166
Fleetwood Credit Corp.,
  Series 92-A A
   7.10%, 2/15/07                  AAA        268       268
Ford Credit Auto Owner
  Trust,
  Series 99-D A4
   6.40%, 10/15/02                 AAA        600       601

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
(CONT'D)                      & POOR'S)     (000)    (000)!
-----------------------------------------------------------
General Electric Home Equity
Loan Asset-Backed
Certificates,
  Series 91-1 B
   8.70%, 9/15/11                  AAA    $   320  $    320
(+)++ Global Rated Eligible
  Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06                  N/R        338        84
Green Tree Home Equity Loan
  Trust,
  Series 99-C A1
   5.99%, 7/15/30                  AAA        529       528
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05                  AAA        217       217
(+) Health Care Receivables
  Securitization Program,
  Series 97-1 A
   6.815%, 7/1/01                  N/R        250       250
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03                  AAA        150       149
  97-B A
   5.95%, 5/15/03                  AAA        196       195
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series:
  97-1 A
   6.85%, 10/25/03                 AAA        117       117
  97-2 A
   6.69%, 9/25/04                  AAA        101       100
  98-1 A
   6.19%, 1/25/04                  AAA        137       136
MBNA Master Credit Card
  Trust, Series 99-I A
   6.40%, 1/18/05                  AAA        325       325
MMCA Automobile Trust,
  Series 97-1 A3
   6.08%, 5/15/01                  AAA        179       179
Navistar Financial Corp.
  Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01                  AAA        203       203
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03                  AAA        243       243

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
Olympic Automobile
  Receivables Trust,
  Series:
  94-B A2
   6.85%, 6/15/01                  AAA    $    14  $     14
  94-B B
   6.95%, 6/15/01                  AAA         46        46
Onyx Acceptance Grantor
  Trust,
  Series:
  97-2 A
   6.35%, 10/15/02                 AAA        213       213
  97-3 A
   6.35%, 1/15/04                  AAA        141       141
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05                  AA         450       441
+## Residential Funding
  Mortgage Securities Co.,
  Inc., Series 98-HI2 A1
   5.42%, 2/25/10                  Aaa        151       151
(+) Team Fleet Financing
  Corp., Series 97-1 A
   7.35%, 5/15/03                  A-         300       302
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03                   AAA        257       257
  96-C A2
   6.51%, 11/8/02                  AAA        448       448
  97-A A2
   6.375%, 10/8/03                 AAA        581       580
  97-B A2
   6.70%, 6/8/03                   AAA        527       528
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.00%, 5/15/04                  AAA        159       159
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02                  AAA        303       303
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03                 AAA        397       397
-----------------------------------------------------------
GROUP TOTAL                                          11,401
-----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
AGENCY COLLATERAL SERIES (3.6%)
Federal Home Loan Mortgage Corporation,
  Series:
  ## 1710-D
   5.888%, 6/15/20                 Agy    $   351  $    352
  1983-IB IO
   8.00%, 8/15/27                  Agy        700       192
Federal National Mortgage Association,
  Series:
  96-14 PC PO
   12/25/23                        Agy         15        10
  ## 97-24 FG REMIC
   5.956%, 9/18/22                 Agy         76        76
  97-53 PI IO PAC
   8.00%, 8/18/27                  Agy        874       231
  191 IO
   8.00%, 1/1/28                   Agy        473       134
  270 2 IO
   8.50%, 9/1/23                   Agy        658       177
  275 2 IO
   8.00%, 11/1/26                  Agy      1,435       387
  281 2 IO
   9.00%, 11/1/26                  Agy        592       149
  291 2 IO
   8.00%, 11/1/27                  Agy        556       155
## Government National
  Mortgage Association,
  Series 97-13 SB Inv Fl IO
   2.563%, 9/16/27                 Tsy      3,750       297
-----------------------------------------------------------
GROUP TOTAL                                           2,160
-----------------------------------------------------------
COMMERCIAL MORTGAGES (2.0%)
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27                  AAA        128       131
  96-MD6 A1B
   6.88%, 11/13/26                 AAA        250       248
  96-MD6 A1C
   7.04%, 11/13/26                 AAA        100        98
+## 97-D5 PS1 IO
   1.59%, 2/14/41                  Aaa      2,003       179
(+) Carousel Center Finance,
  Inc.,
  Series 1 C
   7.527%, 10/15/07                BBB+        62        61
(+) DLJ Mortgage Acceptance
  Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17                 AAA      1,265        56
+## GMAC Commercial Mortgage
  Securities, Inc., Series
  97-C2 X IO
   1.202%, 4/15/27                 Aaa      3,585       220

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
+## GS Mortgage Securities
  Corp. II,
  Series 97-GL X2 IO
   0.93%, 7/13/30                  Aaa    $   980  $     40
(+) Park Avenue Finance
  Corp., Series 97-C1 A1
   7.58%, 5/12/07                  N/R        188       189
-----------------------------------------------------------
GROUP TOTAL                                           1,222
-----------------------------------------------------------
FINANCE (16.0%)
American General Corp.
   6.625%, 2/15/29                 AA-        200       174
(+) Anthem Insurance Cos.,
  Inc., Series A
   9.00%, 4/1/27                   BBB+       225       217
Associates Corp. of North
  America
   6.00%, 4/15/03                  AA-         70        68
  Series H
   6.73%, 3/27/03                  AA-        475       473
Bank One Corp.
   6.00%, 2/17/09                  A          240       220
BankAmerica Capital Corp.
   5.875%, 2/15/09                 A+         430       393
Chase Manhattan Corp.
   6.00%, 2/15/09                  A          170       157
Chrysler Financial Corp.
   6.375%, 1/28/00                 A+         200       200
CIT Group Holdings
   6.375%, 10/1/02                 A+         200       197
Countrywide Funding Corp.,
  Series B
   6.55%, 4/14/00                  A          175       175
EOP Operating LP
   6.763%, 6/15/07                 BBB        255       239
Equifax, Inc.
   6.30%, 7/1/05                   A-         200       191
(+) Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05                  A          275       270
(+) Farmers Exchange Capital
   7.05%, 7/15/28                  A+         330       288
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24                  A+         300       311
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                  A          350       340
First Union Institutional
  Capital
  Series I
   8.04%, 12/1/26                  BBB+       200       192
(+) Florida Property &
  Casualty
   7.375%, 7/1/03                  A-         125       125
Ford Motor Credit Corp.
   6.125%, 4/28/03                 A          290       284

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
(CONT'D)                      & POOR'S)     (000)    (000)!
-----------------------------------------------------------
General Motors Acceptance
Corp.
   6.85%, 6/17/04                  A      $   185  $    185
Hartford Life Corp.
   7.65%, 6/15/27                  A          200       195
Homeside Lending, Inc.
   6.875%, 6/30/02                 A+         201       201
Household Finance Corp.
   6.08%, 3/8/06                   A          333       325
(+) Hyatt Equities LLC
   7.00%, 5/15/02                  BBB+       635       626
(+) Kroger Co.
   7.70%, 6/1/29                   BBB-       210       203
Lehman Brothers Holding
  Corp.
   6.50%, 7/18/00                  A          375       374
   6.625%, 11/15/00                A          100       100
Marsh & McLennan Companies,
  Inc.
   6.625%, 6/15/04                 AA-        225       223
(+) Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03                  A+         445       433
Northern Trust Corp.
   7.10%, 8/1/09                   A+         350       349
Norwest Financial, Inc.
   5.625%, 2/3/09                  A+         300       269
(+) PNC Institutional
  Capital
   7.95%, 12/15/26                 BBB+       300       283
(+) Prime Property Funding
  II
   6.80%, 8/15/02                  A          240       236
   7.00%, 8/15/04                  A          120       116
(+) Prudential Insurance Co.
   8.30%, 7/1/25                   A-         150       157
Washington Mutual, Inc.,
  Series A
   8.60%, 2/1/02                   BBB+       195       201
(+) World Financial
  Properties,
  Series 96 WFP-B
   6.91%, 9/1/13                   AA-        593       572
-----------------------------------------------------------
GROUP TOTAL                                           9,562
-----------------------------------------------------------
INDUSTRIALS (12.8%)
Becton, Dickinson & Co.
   6.70%, 8/1/28                   A+         330       291
Columbia/HCA Healthcare
  Corp.
   6.41%, 6/15/00                  BB+        210       207
Conoco, Inc.
   6.95%, 4/15/29                  A-         320       298
Cox Communications, Inc.
   6.80%, 8/1/28                   BBB+        85        74
DaimlerChrysler AG
   6.90%, 9/1/04                   A+         485       487
Dayton Hudson Corp.
   6.65%, 8/1/28                   A-         185       165
   6.75%, 1/1/28                   A-          65        59
Deere & Co.
   6.55%, 7/15/04                  A+         350       345

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
Delphi Automotive Systems
   7.125%, 5/1/29                  BBB    $   240  $    217
(+) EES Coke Battery Co.,
  Inc.
   7.125%, 4/15/02                 BBB        126       126
Enron Corp.
   6.95%, 7/15/28                  BBB+       220       194
Federated Department Stores,
  Inc.
   6.90%, 4/1/29                   BBB+       220       196
(+) Florida Windstorm
   7.125%, 2/25/19                 AAA        285       268
IBM Corp.
   5.375%, 2/1/09                  A+         225       203
Lowe's Companies, Inc.
   6.875%, 2/15/28                 A          305       278
May Department Stores Co.
   5.95%, 11/1/08                  A          200       186
(+) Monsanto Co.
   6.60%, 12/1/28                  A          285       249
!! Neiman Marcus Group, Inc.
   6.65%, 6/1/08                   BBB        415       390
News America, Inc.
   6.625%, 1/9/08                  BBB-       300       281
Norfolk Southern Corp.
   6.20%, 4/15/09                  BBB+       300       277
Proctor & Gamble Co.
   6.875%, 9/15/09                 AA         155       156
Republic Services, Inc.
   7.125%, 5/15/09                 BBB        260       236
(+) Rohm & Haas Co.
   6.95%, 7/15/00                  A-         500       501
Sun Microsystems, Inc.
   7.00%, 8/15/02                  BBB+       325       328
Tennessee Gas Pipeline
   7.00%, 10/15/28                 BBB+       150       134
Textron, Inc.
   6.75%, 9/15/02                  A          160       160
Turner Broadcasting Systems
   7.40%, 2/1/04                   BBB-       375       378
United Technologies Corp.
   6.70%, 8/1/28                   A+         300       274
U.S. Airways Corp.,
  Series 98-1 A
   6.85%, 1/30/18                  AA-        366       330
Waste Management, Inc.
   6.125%, 7/15/01                 BBB        145       139
   7.00%, 7/15/28                  BBB        300       236
-----------------------------------------------------------
GROUP TOTAL                                           7,663
-----------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
## Resolution Trust Corp.,
  Series 92-5 C
   8.60%, 1/25/26                  AA          42        42
-----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
TAXABLE MUNICIPAL (0.7%)
New York State Power
  Authority Revenue Bonds,
  Series B
   6.11%, 2/15/11                  AA-    $   400  $    397
-----------------------------------------------------------
TELEPHONES (3.4%)
AT&T Corp.
   6.50%, 3/15/29                  AA-        400       355
BellSouth Telecommunications
   6.375%, 6/1/28                  AAA        185       162
Comcast Cable Communications
   8.375%, 5/1/07                  BBB        255       268
GTE Corp.
   6.94%, 4/15/28                  A          445       416
MCI WorldCom, Inc.
   !! 6.50%, 4/15/10               A-         200       191
   6.95%, 8/15/28                  A-         240       225
(+) U.S. West Capital
  Funding
   6.875%, 8/15/01                 A-         435       435
-----------------------------------------------------------
GROUP TOTAL                                           2,052
-----------------------------------------------------------
TRANSPORTATION (1.8%)
Burlington Northern Santa Fe
   6.70%, 8/1/28                   BBB+       425       374
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17                 AA+        333       310
Union Pacific Corp.
   6.34%, 11/25/03                 BBB-       400       388
-----------------------------------------------------------
GROUP TOTAL                                           1,072
-----------------------------------------------------------
UTILITIES (1.6%)
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                  BBB-       200       178
(+) Edison Mission Energy
  Funding Corp.,
  Series B
   7.33%, 9/15/08                  BBB        100        97
El Paso Energy
   6.75%, 5/15/09                  BBB        150       142
FPL Group Capital, Inc.
   7.375%, 6/1/09                  A+         550       550
-----------------------------------------------------------
GROUP TOTAL                                             967
-----------------------------------------------------------

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT     VALUE
                              & POOR'S)     (000)    (000)!
-----------------------------------------------------------
YANKEE (3.4%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                  A      $   200  $    180
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                 A          180       178
(+) Hutchison Whampoa
  Financial, Series B
   7.45%, 8/1/17                   A          385       332
(+) Oil Enterprises Ltd.
   6.239%, 6/30/08                 AAA        489       472
(+) Oil Purchase Co.
   7.10%, 4/30/02                  BBB        174       163
(+) Petrozuata Finance, Inc.
   8.22%, 4/1/17                   BB+        580       413
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14                 BBB+       300       275
-----------------------------------------------------------
GROUP TOTAL                                           2,013
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $82,043)         80,942
-----------------------------------------------------------
PREFERRED STOCK (0.9%)
-----------------------------------------------------------
                                          SHARES
                                          ------
MORTGAGE-OTHER
(+)+ Home Ownership
  Funding Corp.
   13.331% (Cost $537)             Aaa        650       537
-----------------------------------------------------------
CASH EQUIVALENTS (12.0%)
-----------------------------------------------------------
                                           FACE
                                          AMOUNT
                                           (000)
                                          ------
DISCOUNT NOTE (8.3%)
Federal Home Loan Bank
   5.18%, 11/24/99                        $ 5,000     4,961
-----------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $2,223, collateralized
  by various U.S. Government
  Obligations, due 10/1/99-8/15/01,
  valued at $2,225                          2,223     2,223
-----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $7,184)                  7,184
-----------------------------------------------------------
TOTAL INVESTMENTS (148.2%) (Cost $89,764)            88,663
-----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

                                                    VALUE
(CONT'D)                                            (000)!
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-48.2%)
Cash                                               $      1
Dividends Receivable                                     22
Interest Receivable                                     649
Receivable for Investments Sold                         311
Receivable for Forward Commitments                    2,071
Other Assets                                              4
Dividend Payable                                        (42)
Payable for Forward Commitments                     (31,484)
Payable for Fund Shares Redeemed                         (1)
Payable for Investment Advisory Fees                    (61)
Payable for Administrative Fees                          (4)
Payable for Shareholder Servicing Fees-Investment
  Class                                                  (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                            (4)
Payable for Daily Variation on Futures Contracts        (77)
Unrealized Loss on Swap Agreements                     (188)
Other Liabilities                                       (42)
                                                   --------
                                                    (28,846)
-----------------------------------------------------------
NET ASSETS (100%)                                  $ 59,817
-----------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 5,168,985 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                     $ 50,513
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                          $   9.77
-----------------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 951,850 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                     $  9,304
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                          $   9.77
-----------------------------------------------------------

                                                    VALUE
                                                    (000)!
-----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                    $ 63,292
Undistributed Net Investment Income (Loss)              135
Undistributed Realized Net Gain (Loss)               (2,386)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                              (1,101)
  Futures and Swaps                                    (123)
-----------------------------------------------------------
NET ASSETS                                         $ 59,817
-----------------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(+)    144A security. Certain conditions for public sale may
        exist.
++     A portion of these securities was pledged to cover margin
        requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
##     Variable or floating rate security-rate disclosed is as
        of September 30, 1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or Standard
        & Poor's Corporation.
PAC    Planned Amoritization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7 to
        Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (94.9%)

--------------------------------------------------------------
                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
SEPTEMBER 30, 1999          & POOR'S)         (000)     (000)!
--------------------------------------------------------------
U.S. FIXED INCOME (55.5%)
--------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (27.0%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
   11.00%, 5/1/20                Agy    $       295  $     329
  October TBA
   6.00%, 10/1/29                Agy         10,800     10,080
Federal National Mortgage
  Association, Conventional
  Pools:
   9.50%, 7/1/16                 Agy              9         10
   10.00%, 10/1/16-4/1/27        Agy            484        524
  November TBA
   6.00%, 11/1/29                Agy         11,950     11,133
Government National
  Mortgage Association:
  Various Pools:
   10.50%, 2/15/20               Tsy            321        353
  October TBA
   7.00%, 10/15/29               Tsy          5,050      4,956
--------------------------------------------------------------
GROUP TOTAL                                             27,385
--------------------------------------------------------------
ASSET BACKED CORPORATES (1.2%)
Advanta Mortgage Loan Trust,
  Series 97-3 A2
   6.61%, 4/25/12                AAA              9          9
(+)++ Commercial Financial Services,
  Inc.,
  Series 97-5 A1
   7.72%, 6/15/05                N/R             90         22
Ford Credit Auto Owner Trust,
  Series 98-B A3
   5.85%, 10/15/01               AAA          1,000        998
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03                AAA             55         55
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                AAA             37         36
(+) Securitized Multiple
  Asset Rated Trust,
  Series 97-3 A1
   7.71%, 4/15/06                N/R            138         35
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02                AAA             51         51
--------------------------------------------------------------
GROUP TOTAL                                              1,206
--------------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26               N/R            632         12
  (+) 96-3 A YMA 10/25/26        N/R            632          1

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
--------------------------------------------------------------
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28                AAA    $       413  $       8
  (+) 96-4 A11 I YMA
   1/15/28                       AAA            413          1
  96-4 A12 I IO
   1.05%, 1/15/28                AAA             86          2
  (+)@ 96-4 A12 I YMA
   1/15/28                       AAA             86         --
  97-1 A10 I IO
   1.10%, 3/15/28                AAA            515         12
  97-1 A10 I YMA
   3/15/28                       N/R            515          1
--------------------------------------------------------------
GROUP TOTAL                                                 37
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL SERIES
  (0.1%)
Federal Home Loan Mortgage Corporation, Series:
  1398-I Inv Fl REMIC
   11.564%, 10/15/07             Agy             20         22
  1415-S Inv Fl IO
   20.063%, 11/15/07             Agy             13          4
  1476-S Inv Fl IO
    REMIC PAC
   4.746%, 2/15/08               Agy            136         13
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08               Agy            113          8
  1600-SA Inv Fl IO REMIC
   2.563%, 10/15/08              Agy            253         11
  1950-SC Inv F1 IO
   2.563%, 10/15/22              Agy             10          1
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl
   30.36%, 9/25/20               Agy              5          7
  92-186 S Inv Fl IO
   3.75%, 10/25/07               Agy            227         16
  96-14 PC PO
   12/25/23                      Agy              6          4
  96-68 SC Inv Fl IO REMIC
   2.694%, 1/25/24               Agy             90          8
@ 97-30 Inv Fl IO REMIC
   2.594%, 7/25/22               Agy              5         --
  G92-53 S Inv Fl IO REMIC
   34.594%, 9/25/22              Agy              9          6

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
(CONT'D)                    & POOR'S)         (000)     (000)!
--------------------------------------------------------------
@ Government National Mortgage
Association,
  Series:
  96-12 S Inv Fl IO REMIC
   3.063%, 6/16/26               Tsy    $         8  $      --
  96-13 S Inv Fl IO REMIC
   3.713%, 7/16/11               Tsy              4         --
  96-17 S Inv Fl IO REMIC
   3.113%, 8/16/26               Tsy              4         --
+@ Kidder Peabody
  Mortgage Assets Trust,
  Series 87 B A2 IO
   9.50%, 4/22/18                Aaa          (2)--         --
--------------------------------------------------------------
GROUP TOTAL                                                100
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.0%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21               AAA             28         29
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28                A-               4          4
--------------------------------------------------------------
GROUP TOTAL                                                 33
--------------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
Asset Securitization Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26               AAA             60         59
(+) Crystal Run
  Properties, Inc.,
  Series 1-A
   7.393%, 8/15/06               AA             100        100
(+) DLJ Mortgage Acceptance
  Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17               AAA            545         24
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21                Aaa            242         16
  97-C2 X IO
   1.202%, 4/15/27               Aaa          2,259        139
Nomura Asset Securities
  Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18               N/R             35         36
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07                N/R             94         94

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.573%, 2/25/28               N/R    $       271  $      14
  96-CFL X1A IO
   1.096%, 2/25/28               N/R            215          2
  96-CFL X2 IO
   1.159%, 2/25/28               N/R             89          2
--------------------------------------------------------------
GROUP TOTAL                                                486
--------------------------------------------------------------
FINANCE (4.4%)
(+) Anthem Insurance Cos.,
  Inc.,
  Series A
   9.00%, 4/1/27                 BBB+           130        125
Associates Corp. of North
  America
   6.00%, 7/15/05                AA-            200        191
   6.95%, 11/1/18                AA-            110        104
BankAmerica Corp.
   5.875%, 2/15/09               A+             650        594
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26                A              360        342
Chase Manhattan Corp.
   6.00%, 2/15/09                A              195        180
EOP Operating LP
   6.763%, 6/15/07               BBB            555        519
   7.50%, 4/19/29                BBB            135        121
First Union Institutional
  Capital I
   8.04%, 12/1/26                BBB+           180        173
(+) Florida Property &
  Casualty
   7.375%, 7/1/03                A-             100        100
Lehman Brothers Holdings
   8.50%, 8/1/15                 A               50         51
Merrill Lynch & Co., Inc.
   6.50%, 7/15/18                AA-            135        119
(+) PNC Institutional
  Capital
   7.95%, 12/15/26               BBB+           135        128
(+) Prime Property Funding
  II
   6.80%, 8/15/02                A              410        403
   7.00%, 8/15/04                A               50         49
(+) Prudential Insurance Co.
   8.30%, 7/1/25                 A-             300        314
Washington Mutual Capital I
   8.375%, 6/1/27                BBB-           310        304
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27                BBB-           150        144
(+) World Financial
  Properties,
  Series 96 WFP-D
   6.95%, 9/1/13                 AA-            500        480
--------------------------------------------------------------
GROUP TOTAL                                              4,441
--------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
INDUSTRIALS (5.9%)
Albertson's, Inc.
   7.45%, 8/1/29                 A      $       400  $     397
Allied Waste Industries,
  Inc.
   7.40%, 9/15/35                BB-            255        187
Delphi Automotive Systems
   7.125%, 5/1/29                BBB            400        362
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                 BBB+           405        360
(+) Florida Windstorm
   7.125%, 2/25/19               AAA            485        456
Kroger Co.
   8.00%, 9/15/29                N/R            395        395
Lowe's Companies, Inc.
   6.50%, 3/15/29                A              330        286
   6.875%, 2/15/28               A               60         55
(+) Monsanto Co.
   6.60%, 12/1/28                A              420        367
Neiman Marcus Group, Inc.
   6.65%, 6/1/08                 BBB            385        361
News America Holdings
   7.75%, 1/20/24                BBB-           185        175
   8.875%, 4/26/23               BBB-           525        558
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21                 BBB-            60         60
Scotia Pacific Co. LLC
   7.11%, 1/20/14                A              395        316
Sun Microsystems, Inc.
   7.65%, 8/15/09                BBB+           200        203
Tennessee Gas Pipeline
   7.00%, 10/15/28               BBB+           255        228
Time Warner Cos., Inc.
   6.625%, 5/15/29               BBB            435        381
   6.95%, 1/15/28                BBB             75         69
   7.57%, 2/1/24                 BBB            145        143
Union Pacific Co.
   6.625%, 2/1/29                BBB-           295        253
USA Waste Services
   7.00%, 7/15/28                BBB            225        177
(+) Waste Management, Inc.
   7.375%, 5/15/29               BBB            205        169
--------------------------------------------------------------
GROUP TOTAL                                              5,958
--------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02 (acquired
   10/10/97, cost $1)            N/R              1          1
Magnolia Federal Bank,
  Series 84-2
   9.12%, 10/1/07                N/R              4          4
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.60%, 1/25/26                AA              17         17

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                 N/R    $        25  $      24
--------------------------------------------------------------
GROUP TOTAL                                                 46
--------------------------------------------------------------
TELEPHONES (1.6%)
AT&T Corp.
   6.50%, 3/15/29                AA-            540        478
Comcast Cable
  Communications
   8.375%, 5/1/07                BBB             90         95
GTE Corp.
   6.94%, 4/15/28                A              425        398
MCI WorldCom, Inc.
   6.95%, 8/15/28                A-             630        589
--------------------------------------------------------------
GROUP TOTAL                                              1,560
--------------------------------------------------------------
TRANSPORTATION (0.3%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17               AA+            362        338
--------------------------------------------------------------
U.S. TREASURY SECURITIES (11.4%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)           Tsy          1,341      1,281
   3.625%, 1/15/08
   (Inflation Indexed)           Tsy             57         55
   ++ 3.625%, 7/15/02
   (Inflation Indexed)           Tsy          1,041      1,033
   7.50%, 2/15/05                Tsy          8,550      9,138
--------------------------------------------------------------
GROUP TOTAL                                             11,507
--------------------------------------------------------------
UTILITIES (1.0%)
Conoco, Inc.
   6.95%, 4/15/29                A-             530        492
(+) Edison Mission Energy
  Funding Corp.
   7.33%, 9/15/08                BBB            100         97
Enron Corp.
   6.95%, 7/15/28                BBB+           495        437
--------------------------------------------------------------
GROUP TOTAL                                              1,026
--------------------------------------------------------------
YANKEE (2.0%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                A              350        316
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31               A              260        258
Empresa Nacional
  Electricidad
   7.325%, 2/1/37                A-              55         50
   7.75%, 7/15/08                A-             280        263
(+) Israel Electric Corp., Ltd.
   7.75%, 12/15/27               A-             270        238
(+) Oil Purchase Co.
   7.10%, 4/30/02                BBB            174        163

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
(CONT'D)                    & POOR'S)         (000)     (000)!
--------------------------------------------------------------
(+) Oil Purchase Co. II
   10.73%, 1/31/04               BBB    $       150  $     146
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17                 BB+            225        160
Province of Quebec
   7.50%, 9/15/29                A+             295        297
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14               BBB+           175        160
--------------------------------------------------------------
GROUP TOTAL                                              2,051
--------------------------------------------------------------
TOTAL U.S. FIXED INCOME SECURITIES (Cost $58,506)       56,174
--------------------------------------------------------------
INTERNATIONAL FIXED INCOME (12.6%)
--------------------------------------------------------------
FIXED INCOME SECURITIES (12.6%)
--------------------------------------------------------------
AUSTRALIAN DOLLAR (0.2%)
Australian Government
   8.75%, 8/15/08                Agy    AUD     225        171
--------------------------------------------------------------
BRITISH POUND (2.0%)
United Kingdom Treasury
  Bills
   8.00%, 6/10/03                AAA    GBP     225        391
   8.50%, 7/16/07                AAA            850      1,607
--------------------------------------------------------------
GROUP TOTAL                                              1,998
--------------------------------------------------------------
CANADIAN DOLLAR (2.4%)
Government of Canada
   7.50%, 3/1/01                 AAA    CAD   1,400        980
   10.00%, 6/1/08                AAA          1,650      1,441
--------------------------------------------------------------
GROUP TOTAL                                              2,421
--------------------------------------------------------------
DANISH KRONE (1.9%)
Kingdom of Denmark
   5.00%, 8/15/05                AAA    DKK  13,300      1,885
--------------------------------------------------------------
EURO (6.1%)
Government of Germany
   6.50%, 7/4/27                 AAA    EUR   1,373      1,596
   7.50%, 9/9/04                 AAA            882      1,056
+ Government of Spain
   5.15%, 7/30/09                Aa2          1,180      1,237
Republic of Italy BTPS
   9.50%, 2/1/06                 AAA          1,795      2,353
--------------------------------------------------------------
GROUP TOTAL                                              6,242
--------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME (Cost $13,367)         12,717
--------------------------------------------------------------
HIGH YIELD (15.2%)
--------------------------------------------------------------
FIXED INCOME SECURITIES (15.2%)
--------------------------------------------------------------
ASSET BACKED CORPORATES (0.1%)
(+)+ Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03              Ba3    $        59         58
--------------------------------------------------------------

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
CABLE (1.8%)
Adelphia Communications Corp.
   7.50%, 1/15/04                B+             325  $     305
CSC Holdings, Inc.
   7.875%, 12/15/07              BB+            275        274
Lenfest Communications, Inc.
   7.625%, 2/15/08               BB+            370        369
   8.375%, 11/1/05               BB+            140        145
# NTL, Inc.
   9.75%, 4/1/08                 B-       GBP   750        495
(+)# Telewest plc
   0.00%, 4/15/09                B+             295        289
--------------------------------------------------------------
GROUP TOTAL                                              1,877
--------------------------------------------------------------
COMMUNICATIONS (5.3%)
+ Dial Call Communications, Inc.
   10.25%, 12/15/05              B2     $       170        171
(+)# Dolphin Telecom Sr.
  Discount Notes,
   0.00%, 5/15/09                CCC+           500        200
Global Crossing Holdings
  Ltd.
   9.625%, 5/15/08               B              305        313
Globalstar LP/Capital
   11.375%, 2/15/04              B              390        254
# Intermedia
  Communications, Inc.
   0.00%, 7/15/07                B            1,235        821
) Iridium LLC/Capital
  Corp.,
  Series A
   13.00%, 7/15/05               D              750         79
(+) Netia Holdings S.A.
   13.50%, 6/15/09               B        EUR   275        292
# Nextel Communications,
  Inc.
   0.00%, 9/15/07                B-     $     1,450      1,069
   9.75%, 8/15/04                B-             235        237
(+) Orange plc
   8.75%, 6/1/06                 BB-            500        504
Primus Telecommunications
  Group, Inc.
  Series B
   9.875%, 5/15/08               B-             210        184
   11.25%, 1/15/09               B-             125        119

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
Qwest Communications
International, Inc.
   7.50%, 11/1/08                BB+    $       110  $     109
  Series B
   # 0.00%, 2/1/08               BB+            395        297
# RCN Corp.
   0.00%, 10/15/07               B-             450        293
   + 0.00%, 2/15/08              B3             175        104
# RSL Communications plc
   0.00%, 3/1/08                 B-             500        281
--------------------------------------------------------------
GROUP TOTAL                                              5,327
--------------------------------------------------------------
ENERGY (0.4%)
) Mobile Energy Services
   8.665%, 1/1/17                D               86         23
Snyder Oil Corp.
   8.75%, 6/15/07                B+             400        395
--------------------------------------------------------------
GROUP TOTAL                                                418
--------------------------------------------------------------
GAMING (1.1)%
(+) Horseshoe Gaming
  Holding,
   8.652%, 5/15/09               B+             300        286
(+) International Game
  Technology,
   8.375%, 5/15/09               BB+            240        230
Park Place Entertainment
  Corp.
   7.875%, 12/15/05              BB+            300        283
Station Casinos, Inc.
   10.125%, 3/15/06              B+             275        283
--------------------------------------------------------------
GROUP TOTAL                                              1,082
--------------------------------------------------------------
GENERAL INDUSTRY (0.8%)
American Standard
   7.125%, 6/1/06                BB-      GBP   300        309
Cex Holding, Inc.,
  Series B
   9.625%, 6/1/08                B      $       275        291
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08               B              300        264
--------------------------------------------------------------
GROUP TOTAL                                                864
--------------------------------------------------------------
HEALTH CARE (1.8%)
Columbia/HCA
  Healthcare Corp.
   6.91%, 6/15/05                BB+            265        239
   7.15%, 3/30/04                BB+            250        232
   7.19%, 11/15/15               BB+            320        258
   7.58%, 9/15/25                BB+            240        192
Fresenius Medical Capital
  Trust II
   7.875%, 2/1/08                B+             300        276

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
Tenet Healthcare Corp.
   8.625%, 1/15/07               BB-    $       475  $     452
  Series B
   8.125%, 12/1/08               BB-            250        229
--------------------------------------------------------------
GROUP TOTAL                                              1,878
--------------------------------------------------------------
HOTELS/LODGING/RESTAURANTS (0.4%)
HMH Properties,
  Series A
   7.875%, 8/1/05                BB             400        368
--------------------------------------------------------------
MEDIA & ENTERTAINMENT (0.3%)
Chancellor Media Corp.
   9.00%, 10/1/08                B              275        279
--------------------------------------------------------------
METALS (0.3%)
Glencore Nickel Property
  Ltd.
   9.00%, 12/1/14                BB+            180        153
Impress Metal Packaging
  Holdings
   9.875%, 5/29/07               B              179        202
--------------------------------------------------------------
GROUP TOTAL                                                355
--------------------------------------------------------------
REAL ESTATE/BUILDING (0.9%)
Nortek, Inc.,
  Series B
   8.875%, 8/1/08                B+           1,000        945
--------------------------------------------------------------
RETAIL (1.4%)
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10                BB+             62         57
  94-K A1
   7.60%, 8/15/07                BB+            151        146
  94-K2 A2
   9.35%, 8/15/19                BB+            130        130
HMV Media Group, plc
   10.875%, 5/15/08              B        GBP   150        248
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10                 BB+    $       590        596
Saks, Inc.
   7.375%, 2/15/19               BB+            240        204
--------------------------------------------------------------
GROUP TOTAL                                              1,381
--------------------------------------------------------------
UTILITIES (0.6%)
CMS Energy Corp.
   7.50%, 1/15/09                BB             490        452
El Paso Energy
   6.75%, 5/15/09                BBB            155        147
--------------------------------------------------------------
GROUP TOTAL                                                599
--------------------------------------------------------------
TOTAL HIGH YIELD (Cost $16,786)                         15,431
--------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
(CONT'D)                    & POOR'S)         (000)     (000)!
--------------------------------------------------------------
EMERGING MARKETS (11.6%)
--------------------------------------------------------------
FIXED INCOME SECURITIES (11.6%)
Argentina Global Bond,
  Series BHL5
   11.375%, 1/30/17              BB     $       325  $     307
Asia Pulp & Paper Co.,
  Ltd.,
  Series A
   12.00%, 2/15/04               CCC+           150         80
Banco Nacional de
  Desenvolvimento Economico
   15.224%, 6/16/08              B+             350        289
Brazil Debt
  Conversion Bond, Series L
   5.938%, 4/15/12               BB-            790        474
+# Bulgaria Government,
   2.75%, 7/28/12                B2             400        252
(+) Cablevision S.A.
   13.75%, 5/1/09                BB             100         93
Cellco Finance NV
   15.00%, 8/1/05                CCC+           190        198
(+) CIA International
  Telecommunications
   10.375%, 8/1/04               BB             330        244
Ecuador Global Bond
   6.75%, 2/28/25                N/R            250         77
Government of Venezuela
   9.25%, 9/15/27                N/R            400        264
Grupo Minero Mexicano
  S.A. de CV, Series A
   8.25%, 4/1/08                 BB             365        308
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07               B              100         78
Indah Kiat International
  Finance,
  Series B
   11.875%, 6/15/02              CCC+            50         38
Kingdom of Morocco
   5.906%, 1/1/09                N/R            319        271
Multicanal S.A.
   (+) 13.125%, 4/15/09          BB+            360        339
  Series C
   10.50%, 4/15/18               BB+            145        112
(+) Paiton Energy Funding
   9.34%, 2/15/14                CCC            100         17
Peru Reduction Bond
   3.75%, 3/7/17                 BB             300        162
Petroleos Mexicanos
   9.50%, 9/15/27                BB             250        241
   9.52%, 7/15/05                BB             120        115
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07               CCC+           155         84
PTC International Finance
  B.V.
   0.00%, 7/1/07                 B+             355        249
(+) Reliance Industries
  Ltd.
   10.50%, 8/6/46                BB              50         42

                            !!RATINGS          FACE
                            (STANDARD        AMOUNT      VALUE
                            & POOR'S)         (000)     (000)!
--------------------------------------------------------------
+ Republic of Argentina
  Bancos del Tesoro
   8.75%, 5/9/02                 Ba3    $       210  $     195
## Republic of Argentina,
  Series L
   5.938%, 3/31/05               BB             605        530
Republic of Argentina
   2.77%, 4/1/07                 BB             106         73
   11.75%, 4/7/09                BB             750        726
   12.125%, 2/25/19              BB             218        219
Republic of Brazil
   5.938%, 4/15/09               B+             200        142
   8.00%, 4/15/14                B+           1,339        837
   11.625%, 4/15/04              B+             350        328
Republic of Brazil Debt
  Conversion Bond
  Series L
   5.00%, 4/15/14                B+              18         11
## Republic of Brazil,
  Series EI-L
   5.875%, 4/15/06               B+             168        132
Republic of Colombia
   8.70%, 2/15/16                BB+            265        195
   9.75%, 4/23/09                BB+            400        343
   10.875%, 3/9/04               BB+             70         69
   ## 12.471%, 8/13/05           BB+            160        149
Republic of Panama
   ## 6.50%, 7/17/16             BB+             65         47
   9.375%, 4/1/29                BB+            250        233
Republic of Philippines
   9.875%, 1/15/19               BB+            150        143
Republic of Venezuela Debt
  Conversion Bond,
  Series DL
   6.313%, 12/18/07              B+             405        311
(+) Russian Federation
   11.00%, 7/24/18               CCC-         1,690        710
Tjiwi Kimia International
  BV
   13.25%, 8/1/01                CCC+           150        116
TV Azteca S.A.
   10.125%, 2/15/04              B+             125        102
  Series B
   10.50%, 2/15/07               B+             135        104
Turkey Treasury Bill
   0.00%, 10/27/99               Agy TRL 59,000,000        122
   0.00%, 2/9/00                 Agy   100,593,000         169
   0.00%, 3/15/00                Agy    98,839,000         156
United Mexican States
  Global Bond
   6.25%, 12/31/19               BB     $       500        368
   10.375%, 2/17/09              BB             550        558
   11.375%, 9/15/16              BB             350        372
--------------------------------------------------------------
TOTAL EMERGING MARKETS (Cost $11,673)                   11,794
--------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!RATINGS
                            (STANDARD                    VALUE
                            & POOR'S)        SHARES     (000)!
--------------------------------------------------------------
PREFERRED STOCKS (0.5%)
--------------------------------------------------------------
COMMUNICATIONS (0.1%)
IXC Communications, Inc.,
  Series B PIK
   7.25%                         CCC+           106  $     114
--------------------------------------------------------------
MORTGAGE-OTHER (0.4%)
(+)+ Home Ownership
  Funding Corp. 13.33%           Aaa            500        413
--------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $512)                         527
--------------------------------------------------------------
CASH EQUIVALENTS (37.2%)
--------------------------------------------------------------
                                           FACE
                                          AMOUNT
                                           (000)
                                        -----------
DISCOUNT NOTES (20.7%)
Federal Home Loan Mortgage
  Corporation
   5.18%, 10/14/99                           $7,000      6,987
   5.20%, 10/22/99                            7,000      6,979
Federal National Mortgage Association
   5.21%, 10/25/99                            7,000      6,975
--------------------------------------------------------------
GROUP TOTAL                                             20,941
--------------------------------------------------------------
REPURCHASE AGREEMENT (16.5%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $16,756,
  collateralized
  by various U.S. Government
  Obligations, due 10/1/99-8/15/01,
  valued at $16,773                          16,754     16,754
--------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $37,695)                   37,695
--------------------------------------------------------------
TOTAL INVESTMENTS (132.6%) (Cost $138,539)             134,338
--------------------------------------------------------------

                                                         VALUE
                                                        (000)!
--------------------------------------------------------------
                                        -----------
OTHER ASSETS AND LIABILITIES (-32.6%)
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $16)                               $      16
Dividends Receivable                                        17
Interest Receivable                                      1,231
Receivable for Withholding Tax Reclaim                       9
Receivable for Investments Sold                            257
Receivable for Forward Commitments                      11,213
Other Assets                                                 2
Payable to Custodian                                    (7,029)
Payable for Investments Purchased                       (1,079)
Payable for Forward Commitments                        (37,178)
Payable for Investment Advisory Fees                      (113)
Payable for Administrative Fees                             (6)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                               (2)
Payable for Daily Variation on Futures Contracts            (4)
Unrealized Loss on Forward Foreign
  Currency Contacts                                       (244)
Unrealized Loss on Swap Agreements                         (88)
Other Liabilities                                          (34)
                                                     ---------
                                                       (33,032)
--------------------------------------------------------------
NET ASSETS (100%)                                    $ 101,306
--------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------
NET ASSETS
Applicable to 10,708,355 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                         $ 101,306
--------------------------------------------------------------
NET ASSET VALUE PER SHARE                            $    9.46
--------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                      $ 106,136
Undistributed Net Investment Income (Loss)               1,742
Undistributed Realized Net Gain (Loss)                  (2,046)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                 (4,201)
  Foreign Currency Transactions                           (240)
  Futures and Swaps                                        (85)
--------------------------------------------------------------
NET ASSETS                                           $ 101,306
--------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

(CONT'D)
---------------------------------------------------------------

sec.   Restricted Security-Total market value of restricted
        securities owned at September 30, 1999 was $1,000 or
        0.0% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited
(+)    144A security. Certain conditions for public sale may
        exist.
++     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
)      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30, 1999.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed is
        as of September 30, 1999.
(2)    Face Value is less than $500.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation.
EUR    Euro
GBP    British Pound
Inv    Inverse Floating Rate-Interest rate fluctuates with an
  Fl    inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at September 30,
        1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc., or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PIK    Payment-In Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7
        to Financial Statements.
TRL    Turkish Lira
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (63.9%)

------------------------------------------------------------
                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
SEPTEMBER 30, 1999            & POOR'S)     (000)     (000)!
------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (33.5%)
Federal Home Loan Mortgage
  Corporation, Conventional
  Pools:
   10.00%, 9/1/17                 Agy     $   320  $     346
   10.50%, 8/1/19-12/1/19         Agy         642        703
   11.00%, 5/1/20-9/1/20          Agy         466        519
   12.00%, 3/1/15                 Agy         195        219
  Gold Pools:
   9.50%, 12/1/22                 Agy         435        468
   10.00%, 12/1/19                Agy         789        856
  October TBA
   6.00%, 10/1/29                 Agy      54,750     51,100
Federal National Mortgage
  Association, Conventional
  Pools:
   6.00%, 4/1/29                  Agy       7,071      6,604
   9.50%, 12/1/17-11/1/20         Agy       4,122      4,427
   10.00%, 1/1/10-1/1/20          Agy         471        511
   10.50%, 12/1/16-4/1/22         Agy       2,616      2,872
   11.50%, 9/1/25                 Agy          30         34
   12.50%, 9/1/15                 Agy         124        141
  October TBA
   6.00%, 10/1/29                 Agy      24,150     22,521
Government National Mortgage
  Association: Adjustable
  Rate Mortgages:
   6.125%, 12/20/25-10/20/27      Tsy       3,044      3,059
   6.375%, 2/20/25-5/20/25        Tsy       3,796      3,826
   6.50%, 1/20/28                 Tsy         297        299
   6.875%, 4/20/25-6/20/25        Tsy       1,664      1,677
   7.00%, 2/20/25-11/20/25        Tsy       1,326      1,337
  Various Pools:
   9.50%, 11/15/17-11/15/21       Tsy       1,955      2,103
   10.00%, 11/15/09-4/15/28       Tsy       4,683      5,090
   10.50%, 2/15/18-12/15/20       Tsy         653        716
   11.00%, 5/15/26                Tsy         538        602
  October TBA
   7.00%, 10/15/29                Tsy      14,700     14,427
------------------------------------------------------------
GROUP TOTAL                                          124,457
------------------------------------------------------------
ASSET BACKED CORPORATES (11.5%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06                BB-         946        946
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03                AAA         640        640
  97-D A3
   6.20%, 5/15/03                 AAA         906        904
  98-A A3
   5.90%, 11/15/02                AAA         825        823

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
------------------------------------------------------------
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10                AAA     $   384  $     382
Block Mortgage Finance Co.,
  Series 99-1 A1
   5.94%, 8/26/13                 AAA         597        594
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01                AAA         950        950
Centex Home Equity, Series
  99-2 A1
   5.91%, 4/25/19                 AAA         871        863
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04                 AAA         803        802
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   5.279%, 5/15/02                AAA       1,250      1,249
COMED Transitional
  Funding Trust,
  Series 98-1 A1
   5.38%, 3/25/02                 AAA         420        419
Contimortgage Home Equity
  Loan Trust,
  Series:
  ## 98-2 A2 B PAC (11)
   5.41%, 3/15/13                 AAA         218        217
  99-A A1
   6.01%, 12/25/23                AAA         789        783
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05                 AAA         188        187
Daimler Benz Vehicle Trust,
  Series 98-A A2
   5.23%, 12/20/01                AAA         684        682
Delta Funding Home
  Equity Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16                 AAA         387        386
EQCC Home Equity
  Loan Trust,
  Series:
  98-1 A1F
   6.21%, 12/15/07                AAA          10         10
  98-2 A1F
   6.235%, 4/15/08                AAA         309        308
  99-3 A1F
   6.548%, 4/25/10                AAA       1,518      1,514
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02                AAA         170        170

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
(CONT'D)                      & POOR'S)     (000)     (000)!
------------------------------------------------------------
(+) First Mortgage
Acceptance Corp.,
Loan Receivables Trust,
Series 96-B A1
   7.629%, 11/1/18                A       $   334  $     301
First Security Auto Grantor
  Trust,
  Series:
  98-A A
   5.97%, 4/15/04                 AAA         445        444
  97-B A
   6.10%, 4/15/03                 AAA         863        862
First Security Auto
  Owner Trust,
  Series 99-2 A2
   5.492%, 5/15/02                AAA       1,000        996
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.471%, 9/17/03                AAA         875        874
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01                 AAA         361        361
  98-A A3
   5.65%, 10/15/01                AAA       1,637      1,633
  99-B A3
   5.47%, 9/15/01                 AAA       1,950      1,940
  99-C A3
   5.77%, 11/15/01                AAA       1,925      1,918
  99-D A3
   6.20%, 4/15/02                 AAA       1,925      1,924
(+)++ Global Rated Eligible
  Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06                 N/R         248         62
Green Tree Financial Corp.,
  Series:
  + 98-E HIA1
   5.907%, 12/15/24               Aaa         490        489
  + 98-1 A2
   5.85%, 4/1/11                  Aaa         344        343
  99-1 A1
   5.60%, 3/1/30                  AAA       1,108      1,102
  99-3 A2
   5.51%, 6/1/06                  AAA       1,325      1,318
Green Tree Home Equity Loan
  Trust,
  Series:
  98-A A2
   6.04%, 6/15/29                 AAA         880        879
  99-A A1
   5.59%, 2/15/13                 AAA         763        761
  99-C A1
   5.99%, 7/15/30                 AAA       1,633      1,630
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05                 AAA         561        560

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09                AAA     $   651  $     644
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03                 AAA         282        281
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A2
   5.186%, 6/15/01                AAA         950        947
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                 AAA         183        182
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                N/R         425        425
Navistar Financial Corp.
  Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02                 AAA       1,000        995
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03                 AAA         676        675
Option One Mortgage
  Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29                 AAA         849        843
Premier Auto Trust, Series
  99-3 A2
   5.82%, 2/8/02                  AAA       2,075      2,069
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05                 AA          775        759
+## Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series 98-HI2 A1
   5.42%, 2/25/10                 Aaa         229        229
Salomon Brothers Mortgage
  Securities VII, Series
  98-NC7 A1
   6.063%, 1/25/29                AAA         466        463
(+) Securitized Multiple
  Asset
  Rated Trust,
  Series 97-3 A1
   7.71%, 4/15/06                 N/R         295         74
(+) Team Fleet Financing
  Corp.,
  Series 96-1 A
   6.65%, 12/15/02                A-          300        298
## UCFC Home Equity Loan,
  Series 98-C A1
   5.50%, 12/15/12                AAA         569        568

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
Union Acceptance Corp.,
Series 96-C A2
   6.51%, 11/8/02                 AAA     $   504  $     504
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02                 AAA         272        271
  97-D A3
   6.25%, 3/20/02                 AAA         536        536
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03                AAA         720        720
------------------------------------------------------------
GROUP TOTAL                                           42,709
------------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26                N/R       5,590        109
  (+) 96-3 A YMA
   10/25/26                       N/R       5,590          6
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28                 AAA       3,165         66
  (+) 96-4 A11 I YMA
   1/15/28                        AAA       3,165          4
  96-4 A12 I IO
   1.05%, 1/15/28                 AAA         656         14
  (+) 96-4 A12 I YMA
   1/15/28                        AAA         656          1
  97-1 A10 I IO
   1.10%, 3/15/28                 AAA       3,874         83
  97-1 A10 I YMA
   3/15/28                        N/R       3,874          5
------------------------------------------------------------
GROUP TOTAL                                              288
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (1.5%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO
   20.063%, 11/15/07              Agy         200         69
  1476-S Inv Fl IO REMIC PAC
   4.746%, 2/15/08                Agy       2,068        190
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08                Agy       1,776        119
  1600-SA Inv Fl IO REMIC
   2.563%, 10/15/08               Agy       3,358        141
  ## 1710-D
   5.888%, 6/15/20                Agy         480        481

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
Federal National
  Mortgage Association,
  Series:
  90-106 J PAC
   8.50%, 9/25/20                 Agy     $   213  $     221
  92-186 S Inv Fl IO
   3.75%, 10/25/07                Agy       3,514        246
  ## 94-97 FC
   6.044%, 3/25/24                Agy         141        142
  96-14 PC PO
   12/25/23                       Agy          53         37
  96-68 SC Inv Fl IO REMIC
   2.694%, 1/25/24                Agy       1,250        106
  97-53 PI IO PAC
   8.00%, 8/18/27                 Agy       2,141        565
  ## 97-70 FA REMIC PAC (11)
   5.856%, 7/18/20                Agy         206        206
  ## 98-22 FA REMIC
   5.781%, 4/18/22                Agy         684        682
  191 IO
   8.00%, 1/1/28                  Agy         699        198
  270 2 IO
   8.50%, 9/1/23                  Agy       1,793        482
  281 2 IO
   9.00%, 11/1/26                 Agy         705        177
  291 2 IO
   8.00%, 11/1/27                 Agy       1,411        393
  296 2 IO
   8.00%, 11/1/27                 Agy       1,692        455
Government National
  Mortgage Association,
  Series:
  99-30 S Inv Fl IO
   3.22%, 8/16/29                 Tsy       5,456        409
  99-32 Inv Fl IO
   2.75%, 7/16/27                 Tsy       4,000        199
------------------------------------------------------------
GROUP TOTAL                                            5,518
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.1%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21                AAA         171        179
Rural Housing Trust, Series
  87-1 B1 REMIC
   3.33%, 10/1/28                 A-           54         54
------------------------------------------------------------
GROUP TOTAL                                              233
------------------------------------------------------------
COMMERCIAL MORTGAGES (1.4%)
American Southwest
  Financial Securities
  Corp.,
  Series 93-2 A1
   7.30%, 1/18/09                 N/R         983        979
Asset Securitization Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26                AAA         575        565

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
(CONT'D)                      & POOR'S)     (000)     (000)!
------------------------------------------------------------
+##   97-D5 PS1 IO
   1.59%, 2/14/41                 Aaa     $ 3,273  $     293
(+) Carousel Center Finance,
  Inc.,
  Series 1 A1
   6.828%, 11/15/07               AA          525        519
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                 AA          538        566
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21                 Aaa       2,121        140
  97-C2 X IO
   1.202%, 4/15/29                Aaa       5,992        368
+## GS Mortgage Securities
  Corp. II, Series 97-GL X2
  IO
   0.93%, 7/13/30                 Aaa       1,666         67
## Nomura Asset Securities
  Corp., Series 94-MD1 A3
   8.211%, 3/15/18                N/R         525        537
(+) Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03                AA          483        476
(+) Stratford Finance Corp.
   6.776%, 2/1/04                 AA          800        780
------------------------------------------------------------
GROUP TOTAL                                            5,290
------------------------------------------------------------
ENERGY (0.1%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15                 A-          340        319
) Mobile Energy Services
   8.665%, 1/1/17                 D           441        117
------------------------------------------------------------
GROUP TOTAL                                              436
------------------------------------------------------------
FINANCE (4.0%)
(+) Anthem Insurance Cos.,
  Inc.,
  Series A
   9.00%, 4/1/27                  BBB+        390        376
BankAmerica Corp.
   5.875%, 2/15/09                A+          220        201
(+) BankAmerica
  Institutional, Series A
   8.07%, 12/31/26                A-          925        895
(+) BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26                 A           695        661
Chase Manhattan Corp.
   6.00%, 2/15/09                 A           395        364
EOP Operating LP
   6.763%, 6/15/07                BBB         395        370
   7.25%, 6/15/28                 BBB         200        174
   7.50%, 4/19/29                 BBB         265        237
(+) Equitable Companies,
  Inc.
   6.50%, 4/1/08                  A           420        399

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05                 A       $   700  $     686
(+) Farmers Exchange Capital
   7.05%, 7/15/28                 A+          425        370
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24                 A+          725        752
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26                 A-          395        376
First Union Institutional
  Capital I
   8.04%, 12/1/26                 BBB+        625        600
(+) Florida Property &
  Casualty
   7.375%, 7/1/03                 A-          200        200
(+) Florida Windstorm
   6.70%, 8/25/04                 A-          550        537
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05                 BB+         850        790
Household Finance Corp.
   5.875%, 2/1/09                 A           640        578
Lehman Brothers Holdings
   8.50%, 8/1/15                  A           125        128
(+) Metropolitan Life Insurance Co.
   7.45%, 11/1/23                 A+          600        549
   7.80%, 11/1/25                 A+          250        247
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                 A+          775        705
(+) New York Life Insurance
  Co.
   7.50%, 12/15/23                AA-         300        276
PNC Funding Corp.
   6.125%, 2/15/09                BBB+        210        192
(+) PNC Institutional
  Capital,
   Series A
   7.95%, 12/15/26                BBB+        725        685
(+) Prime Property Funding
  II
   6.80%, 8/15/02                 A           210        207
   7.00%, 8/15/04                 A           540        524
(+) Prudential Insurance Co.
   8.30%, 7/1/25                  A-          855        895
Washington Mutual
  Capital I
   8.375%, 6/1/27                 BBB-        375        367
Washington Mutual, Inc.
  Series A
   8.206%, 2/1/27                 BBB-        270        260
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                  AA-         807        778
  96 WFP-D
   6.95%, 9/1/13                  AA-         525        504
------------------------------------------------------------
GROUP TOTAL                                           14,883
------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
INDUSTRIALS (5.7%)
Albertson's, Inc.
   7.45%, 8/1/29                  A       $   760  $     754
Allied Waste Industries,
  Inc.
   7.40%, 9/15/35                 BB-         520        382
American Standard Cos.
   7.375%, 4/15/05                BB-         230        218
Columbia/HCA
  Healthcare Corp.
   7.19%, 11/15/15                BB+         250        202
   7.50%, 12/15/23                BB+         305        242
   7.58%, 9/15/25                 BB+         320        256
   7.69%, 6/15/25                 BB+         210        172
   9.00%, 12/15/14                BB+         225        216
Comcast Cable Communications
   6.20%, 11/15/08                BBB         415        381
Conoco, Inc.
   6.95%, 4/15/29                 A-        1,050        976
Cox Communications, Inc.
   6.80%, 8/1/28                  BBB+         90         79
CSC Holdings, Inc.
   7.875%, 12/15/07               BB+         670        669
Delphi Automotive Systems
   7.125%, 5/1/29                 BBB         905        818
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10                 BB+         123        113
  94-K2 A2
   9.35%, 8/15/19                 BB+         550        549
Enron Corp.
   6.95%, 7/15/28                 BBB+        585        516
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                  BBB+        830        738
(+) Florida Windstorm
   7.125%, 2/25/19                AAA         625        588
Ford Motor Co.
   6.625%, 10/1/28                A           725        646
Fred Meyer, Inc.
   7.375%, 3/1/05                 BBB-        765        765
   7.45%, 3/1/08                  BBB-        110        109
Host Marriott LP
   8.375%, 2/15/06                BB          130        122
Host Marriott Travel Plaza
   9.50%, 5/15/05                 BB-         650        676
International Game
  Technology
   8.375%, 5/15/09                BB+         495        474
Kmart Funding Corp., Series
  F
   8.80%, 7/1/10                  BB+         350        353
Lenfest Communications, Inc.
   7.625%, 2/15/08                BB+         425        423
   8.375%, 11/1/05                BB+         690        716
Lowe's Companies, Inc.
   6.50%, 3/15/29                 A           655        568
   6.875%, 2/15/28                A           205        187
(+) Monsanto Co.
   6.60%, 12/1/28                 A         1,025        896

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
News America Holdings
   7.75%, 1/20/24                 BBB-    $   190  $     180
News America, Inc.
   7.28%, 6/30/28                 BBB-        885        789
(+) Oxymar
   7.50%, 2/15/16                 BBB         470        356
# Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21                  BBB-        400        398
(+) Rohm & Haas Co.
   7.85%, 7/15/29                 A-          415        423
Saks, Inc.
   7.375%, 2/15/19                BB+         580        493
Scotia Pacific Co. LLC
   7.71%, 7/20/28                 BBB       1,205        843
Sun Microsystems, Inc.
   7.65%, 8/15/09                 BBB+        375        381
Tenet Healthcare Corp.
   7.625%, 6/1/08                 BB+         595        544
Tennessee Gas Pipeline
   7.00%, 10/15/28                BBB+        525        470
Time Warner Cos., Inc.
   6.625%, 5/15/29                BBB         815        714
   7.57%, 2/1/24                  BBB         505        498
Union Pacific Co.
   6.625%, 2/1/29                 BBB-        405        348
USA Waste Services
   7.00%, 7/15/28                 BBB         745        585
(+) Waste Management, Inc.
   7.375%, 5/15/29                BBB         265        218
------------------------------------------------------------
GROUP TOTAL                                           21,044
------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec.@ First Federal Savings
& Loan Association
  Series A
  8.75%, 6/1/06
  (acquired 2/26/93, cost
  $0)                             AA        (2)--         --
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.60%, 1/25/26                 AA          154        153
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                  AA           58         57
------------------------------------------------------------
GROUP TOTAL                                              210
------------------------------------------------------------
TELEPHONES (1.3%)
++ AT&T Corp.
   6.50%, 3/15/29                 AA-       1,020        904
Comcast Cable Communications
   8.375%, 5/1/07                 BBB         170        179
GTE Corp.
   6.94%, 4/15/28                 A           745        697
Intermedia
  Communications, Inc.
   # 0.00%, 5/15/06               B           130        105

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
(CONT'D)                      & POOR'S)     (000)     (000)!
------------------------------------------------------------
Series B
   8.50%, 1/15/08                 B       $   230  $     199
   8.60%, 6/1/08                  B           500        434
MCI WorldCom, Inc.
   6.95%, 8/15/28                 A-        1,180      1,104
# Nextel Communications,
  Inc.
   0.00%, 9/15/07                 B-          655        483
Qwest Communications
  International, Inc.
   7.50%, 11/1/08                 BB+         235        233
  Series B
   # 0.00%, 2/1/08                BB+         720        542
------------------------------------------------------------
GROUP TOTAL                                            4,880
------------------------------------------------------------
TRANSPORTATION (0.7%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17                AA+         837        780
  99-1 A
   6.545%, 8/2/20                 AA+         445        410
(+) Jet Equipment Trust,
  Series 95-5A C
   10.69%, 11/1/13                BBB-        675        776
Union Pacific Corp.
   6.625%, 2/1/08                 BBB-        345        328
   7.125%, 2/1/28                 BBB-        335        307
------------------------------------------------------------
GROUP TOTAL                                            2,601
------------------------------------------------------------
UTILITIES (0.8%)
CMS Energy Corp.
   7.50%, 1/15/09                 BB          695        641
(+) Edison Mission Energy
  Funding Corp.,
   7.73%, 6/15/09                 A-          250        251
  Series B
   7.33%, 9/15/08                 BBB         375        365
El Paso Energy
   6.75%, 5/15/09                 BBB         300        284
Enron Corp.
   6.95%, 7/15/28                 BBB+        235        207
Florida Power & Light Co.
   7.625%, 9/15/06                A+          765        778
(+) Southern Energy, Inc.
   7.90%, 7/15/09                 BBB         455        439
------------------------------------------------------------
GROUP TOTAL                                            2,965
------------------------------------------------------------
YANKEE (3.1%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                 A           780        704
(+) AST Research, Inc.
   7.45%, 10/1/02                 BB-         865        831
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                A           480        476
Empresa Nacional
  Electricidad
   7.325%, 2/1/37                 A-          120        109
   7.75%, 7/15/08                 A-          800        752

                              !!RATINGS      FACE
                              (STANDARD    AMOUNT      VALUE
                              & POOR'S)     (000)     (000)!
------------------------------------------------------------
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                 BB+     $   655  $     558
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08                  BB          585        494
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                  A           825        711
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07                B           400        311
(+) Israel Electric Corp.,
  Ltd.
   7.75%, 12/15/27                A-          575        506
(+) Multicanal S.A.
   10.50%, 4/15/18                BB+         330        255
   13.125%, 4/15/09               BB+         190        179
National Power Corp.
   8.40%, 12/15/16                BB+         225        181
(+) Oil Purchase Co.
   7.10%, 4/30/02                 BBB         488        457
Oil Purchase Co. II
   10.73%, 1/31/04                BBB          95         92
(+) Orange plc
   8.75%, 6/1/06                  BB-         635        640
(+) Paiton Energy Funding
   9.34%, 2/15/14                 CCC         545         93
(+) Petrozuata Finance, Inc.
   8.22%, 4/1/17                  BB+         840        598
Province of Quebec
   7.50%, 9/15/29                 A+          580        583
(+) Ras Laffan Liquefied
  Natural
  Gas Co.
   8.294%, 3/15/14                BBB+      1,180      1,080
Republic of Argentina Par
   11.75%, 4/7/09                 BB          665        644
Republic of Colombia
   8.70%, 2/15/16                 BBB-        690        508
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19                BB          485        358
  Series B
   6.25%, 12/31/19                BB          660        487
------------------------------------------------------------
GROUP TOTAL                                           11,607
------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $242,498)        237,121
------------------------------------------------------------
COMMON STOCKS (53.1%)
------------------------------------------------------------
                                           SHARES
                                          -------
BANKS (2.6%)
BankAmerica Corp.                          55,002      3,063
BankBoston Corp.                           45,100      1,956
Chase Manhattan Corp.                      18,600      1,402

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                     VALUE
                                          SHARES    (000)!
------------------------------------------------------------
@ First Union Corp. (N.C.)                      1  $      --
PNC Bank Corp.                             29,200      1,539
Wells Fargo Co.                            41,800      1,656
------------------------------------------------------------
GROUP TOTAL                                            9,616
------------------------------------------------------------
BASIC RESOURCES (1.9%)
Engelhard Corp.                           124,900      2,272
International Paper Co.                    20,900      1,004
Temple-Inland, Inc.                        15,700        950
Weyerhaeuser Co.                           17,000        980
* W.R. Grace & Co.                        107,700      1,730
------------------------------------------------------------
GROUP TOTAL                                            6,936
------------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.3%)
Anheuser-Busch Cos., Inc.                  28,500      1,997
Clorox Co.                                 24,000        918
Coca-Cola Co.                              27,900      1,341
Gillette Co.                               22,200        753
------------------------------------------------------------
GROUP TOTAL                                            5,009
------------------------------------------------------------
CONSUMER DURABLES (2.1%)
Ford Motor Co.                             45,100      2,263
General Motors Corp.                       52,052      3,276
Owens Corning                              98,300      2,132
------------------------------------------------------------
GROUP TOTAL                                            7,671
------------------------------------------------------------
CONSUMER SERVICES (3.5%)
* AT&T Corp.-Liberty Media Group, Class
  A                                        81,536      3,027
* Clear Channel Communications, Inc.       23,700      1,893
* Fox Entertainment Group, Inc., Class
  A                                        53,300      1,126
* Infinity Broadcasting Corp., Class A     66,300      1,944
* MediaOne Group, Inc.                     22,900      1,564
News Corp., Ltd. ADR                       59,300      1,583
Time Warner, Inc.                          28,349      1,722
------------------------------------------------------------
GROUP TOTAL                                           12,859
------------------------------------------------------------
CREDIT & FINANCE (1.9%)
Citigroup, Inc.                            39,275      1,728
Federal Home Loan Mortgage Corp.           48,700      2,533
Household International, Inc.              72,700      2,917
------------------------------------------------------------
GROUP TOTAL                                            7,178
------------------------------------------------------------
ENERGY (3.9%)
Atlantic Richfield Co.                     16,000      1,418
* BJ Services Co.                          52,000      1,654
Chevron Corp.                              25,300      2,246
* Global Marine, Inc.                      42,900        705
Halliburton Co.                            19,000        779
Royal Dutch Petroleum Co., NY Shares       45,500      2,687
* Smith International, Inc.                12,300        498
Texaco, Inc.                               26,500      1,673
Tosco Corp.                                15,500        391

                                                     VALUE
                                          SHARES    (000)!
------------------------------------------------------------
Total ADR                                  28,900  $   1,833
Transocean Offshore, Inc.                  16,600        509
------------------------------------------------------------
GROUP TOTAL                                           14,393
------------------------------------------------------------
FOOD, TOBACCO & OTHER (0.4%)
General Mills, Inc.                        16,500      1,339
@ R.J. Reynolds Tobacco Holdings                1         --
------------------------------------------------------------
GROUP TOTAL                                            1,339
------------------------------------------------------------
HEALTH CARE (4.6%)
Abbott Laboratories                        30,300      1,113
Aetna, Inc.                                33,600      1,655
American Home Products Corp.               12,100        502
Baxter International, Inc.                 28,300      1,705
Bristol-Myers Squibb Co.                   33,600      2,268
Eli Lilly & Co.                            17,200      1,101
* Lincare Holdings, Inc.                   40,200      1,072
Merck & Co., Inc.                          60,100      3,895
Pfizer, Inc.                               40,300      1,448
Warner Lambert Co.                         33,700      2,237
------------------------------------------------------------
GROUP TOTAL                                           16,996
------------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (2.9%)
* AMR Corp.                                16,100        877
Burlington Northern Santa Fe, Inc.         38,000      1,045
Cummins Engine Co., Inc.                   34,100      1,699
Parker-Hannifin Corp.                      32,800      1,470
Ryder System, Inc.                         47,900        976
Textron, Inc.                              14,300      1,106
* United Rentals, Inc.                     43,200        940
Waste Management, Inc.                     63,527      1,223
York International Corp.                   45,200      1,624
------------------------------------------------------------
GROUP TOTAL                                           10,960
------------------------------------------------------------
RETAIL (4.1%)
* Best Buy Co., Inc.                       10,600        658
CVS Corp.                                  51,200      2,089
Dayton-Hudson Corp.                        32,000      1,922
Dollar General Corp.                       60,350      1,863
Home Depot, Inc.                           10,300        707
* Kroger Co.                               40,300        889
* Safeway, Inc.                            29,400      1,119
Tandy Corp.                                31,800      1,644
Wal-Mart Stores, Inc.                      91,600      4,357
------------------------------------------------------------
GROUP TOTAL                                           15,248
------------------------------------------------------------
INSURANCE (3.4%)
Ace Ltd.                                  130,000      2,202
Ambac Financial Group, Inc.                46,600      2,208
Aon Corp.                                  56,000      1,655
Everest Reinsurance Holdings, Inc.         38,400        914
MBIA, Inc.                                 46,000      2,145

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                              ++RATINGS    FACE
                              (STANDARD   AMOUNT     VALUE
(CONT'D)                      & POOR'S)    (000)    (000)+
------------------------------------------------------------
Travelers Property Casualty Corp.,
Class A                                    62,000  $   1,829
XL Capital Ltd., Class A                   39,800      1,791
------------------------------------------------------------
GROUP TOTAL                                           12,744
------------------------------------------------------------
TECHNOLOGY (14.2%)
* America Online, Inc.                     24,600      2,558
* At Home Corp., Class A                   33,595      1,392
* BMC Software, Inc.                       22,400      1,603
* Cisco Systems, Inc.                      74,250      5,091
Computer Associations International,
  Inc.                                     27,900      1,709
* Dell Computer Corp.                      19,000        794
Electronic Data Systems Corp.              22,100      1,170
* General Instrument Corp.                 36,300      1,747
Hewlett Packard Co.                        13,400      1,233
Intel Corp.                                58,800      4,370
International Business Machines Corp.      23,800      2,889
* JDS Uniphase Corp.                       13,800      1,571
* Microsoft Corp.                         119,100     10,786
Motorola, Inc.                             20,700      1,822
Nortel Networks Corp.                      38,200      1,948
* Oracle Systems Corp.                     55,000      2,502
* Qualcomm, Inc.                           19,600      3,708
* Quantum Corp.-DLT & Storage Systems      46,800        658
* Quantum Corp.-Hard Disk Drive            23,500        175
SAP AG                                     43,600      1,646
* Tellabs, Inc.                            33,000      1,879
* Unisys Corp.                             35,800      1,615
------------------------------------------------------------
GROUP TOTAL                                           52,866
------------------------------------------------------------
UTILITIES (6.3%)
Ameritech Corp.                            31,700      2,130
AT&T Corp.                                 59,352      2,582
Carolina Power & Light Co.                 28,100        994
Coastal Corp.                              48,800      1,998
Energy East Corp.                          48,100      1,142
* MCI WorldCom, Inc.                       81,593      5,864
PECO Energy Co.                            25,000        938
SBC Communications, Inc.                   36,400      1,859
Sprint Corp.                               46,000      2,495
* Sprint Corp. (PCS Group)                 11,525        859
Vodafone Group plc ADR                     11,050      2,627
------------------------------------------------------------
GROUP TOTAL                                           23,488
------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $174,617)                  197,303
------------------------------------------------------------
PREFERRED STOCK (0.7%)
------------------------------------------------------------
MORTGAGE-OTHER (0.7%)
(+)+ Home Ownership Funding Corp.
   13.331% (Cost $2,500)          Aaa       3,025      2,499
------------------------------------------------------------
                              ++RATINGS    FACE
                              (STANDARD   AMOUNT     VALUE
                              & POOR'S)    (000)    (000)+
------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
------------------------------------------------------------
Morgan Guaranty Trust
Company, 11/20/05; monthly
payments equal to 1% per
annum of the outstanding
notional balance indexed to
GNMA ARM pools (Cost $440)        N/R     $ 6,689  $     121
------------------------------------------------------------
CASH EQUIVALENTS (5.7%)
------------------------------------------------------------
DISCOUNT NOTES (3.2%)
Federal Mortgage Corporation
   5.05%, 10/15/99                Agy      10,000      9,979
Federal National Mortgage
  Association
   5.23%, 10/5/99                 Agy       2,000      1,999
------------------------------------------------------------
GROUP TOTAL                                           11,978
------------------------------------------------------------
REPURCHASE AGREEMENT (2.5%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $9,267, collateralized
  by various U.S. Government
  Obligations, due 10/1/99-8/15/01,
  valued at $9,276                          9,266      9,266
------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $21,244)                 21,244
------------------------------------------------------------
TOTAL INVESTMENTS (123.4%) (Cost $441,299)           458,288
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-23.4%)
Cash                                                     365
Dividends Receivable                                     311
Interest Receivable                                    1,876
Receivable for Investments Sold                       18,017
Receivable for Forward Commitments                     9,717
Receivable for Fund Shares Sold                          396
Investments Held as Collateral for Loaned
  Securities                                           7,078
Other Assets                                              24
Payable for Investments Purchased                     (1,572)
Payable for Forward Commitments                      (97,015)
Payable for Fund Shares Redeemed                     (18,253)
Payable for Investment Advisory Fees                    (469)
Payable for Administrative Fees                          (26)
Payable for Distribution Fee-Adviser Class                (6)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                            (24)
Payable for Daily Variation Margin on Futures
  Contracts                                              (41)
Unrealized Loss on Swap Agreements                      (198)
Collateral on Securities Loaned, at Value             (7,078)
Other Liabilities                                        (86)
                                                   ---------
                                                     (86,984)
------------------------------------------------------------
NET ASSETS (100%)                                  $ 371,304
------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                     VALUE
                                                    (000)+
------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------
NET ASSETS
Applicable to 24,713,558 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                    $ 341,886
------------------------------------------------------------
NET ASSET VALUE PER SHARE                          $   13.83
------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------
NET ASSETS
Applicable to 15,062 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                    $     208
------------------------------------------------------------
NET ASSET VALUE PER SHARE                          $   13.82
------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------
NET ASSETS
Applicable to 2,117,055 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                    $  29,210
------------------------------------------------------------
NET ASSET VALUE PER SHARE                          $   13.80
------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                    $ 304,059
Undistributed Net Investment Income (Loss)             3,741
Undistributed Realized Net Gain (Loss)                46,950
Unrealized Appreciation (Depreciation) on:
  Investment Securities                               16,989
  Futures and Swaps                                     (435)
------------------------------------------------------------
NET ASSETS                                         $ 371,304
------------------------------------------------------------

---------------------------------------------------------------

sec.   Restricted Security-Total market value of restricted
        securities owned at September 30, 1999 was $0 or
        0.0% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
*      Non-income producing security
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
)      Security is in default.
(+)    144A security. Certain conditions for public sale may
        exist.
++     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30,
        1999. Maturity date disclosed is the ultimate
        maturity.
##     Variable or floating rate securities-rate disclosed
        is as of September 30, 1999.
(2)    Face value is less than $500.
@      Value is less than $500.
ADR    American Depositary Receipt
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate flucturates with
  Fl    an inverse relationship to an associated interest
        rate. Indicate rate is the effective rate at
        September 30, 1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7
        to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

STATEMENT OF NET ASSETS
U.S. EQUITY (40.2%)

---------------------------------------------------------
                                                  VALUE
          SEPTEMBER 30, 1999            SHARES    (000)!
---------------------------------------------------------
U.S. COMMON STOCKS (40.2%)
---------------------------------------------------------
BANKS (2.1%)
BankAmerica Corp.                        18,800  $  1,047
BankBoston Corp.                         16,000       694
Chase Manhattan Corp.                     7,200       543
PNC Bank Corp.                            9,800       516
Wells Fargo Co.                          12,900       511
---------------------------------------------------------
GROUP TOTAL                                         3,311
---------------------------------------------------------
BASIC RESOURCES (1.5%)
Engelhard Corp.                          42,100       766
International Paper Co.                   7,100       341
Temple-Inland, Inc.                       5,400       327
* W.R. Grace & Co.                       36,300       583
Weyerhaeuser Co.                          5,800       334
---------------------------------------------------------
GROUP TOTAL                                         2,351
---------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.1%)
Anheuser-Busch Cos., Inc.                 9,800       687
Clorox Co.                                8,000       306
Coca-Cola Co.                             9,600       461
Gillette Co.                              7,300       248
---------------------------------------------------------
GROUP TOTAL                                         1,702
---------------------------------------------------------
CONSUMER DURABLES (1.6%)
Ford Motor Co.                           15,200       763
General Motors Corp.                     17,788     1,120
Owens Corning                            35,200       763
---------------------------------------------------------
GROUP TOTAL                                         2,646
---------------------------------------------------------
CONSUMER SERVICES (2.4%)
* AT&T Corp.-Liberty Media Group,
  Class A                                27,968     1,038
* Clear Channel Communications, Inc.      8,200       655
* Fox Entertainment Group, Inc., Class
  A                                      18,500       391
* Infinity Broadcasting Corp., Class A   22,500       660
* MediaOne Group, Inc.                    7,800       533
Time Warner, Inc.                         9,615       584
---------------------------------------------------------
GROUP TOTAL                                         3,861
---------------------------------------------------------
CREDIT & FINANCE/INVESTMENT
  COMPANIES (1.6%)
Citigroup, Inc.                          13,825       608
Federal Home Loan Mortgage Corp.         16,400       853
Household International, Inc.            25,600     1,027
---------------------------------------------------------
GROUP TOTAL                                         2,488
---------------------------------------------------------
ENERGY (2.2%)
Atlantic Richfield Co.                    5,500       487
* BJ Services Co.                        17,700       563
Chevron Corp.                             8,700       772

                                                  VALUE
                                        SHARES    (000)!
---------------------------------------------------------
---------------------------------------------------------
* Global Marine, Inc.                    15,100  $    248
Halliburton Co.                           9,900       406
* Smith International, Inc.               4,300       174
Texaco, Inc.                              9,100       575
Tosco Corp.                               5,700       144
Transocean Offshore, Inc.                 5,700       175
---------------------------------------------------------
GROUP TOTAL                                         3,544
---------------------------------------------------------
FOOD, TOBACCO & OTHER (0.3%)
General Mills, Inc.                       6,400       519
@ R.J. Reynolds Tobacco Holdings              1        --
---------------------------------------------------------
GROUP TOTAL                                           519
---------------------------------------------------------
HEALTH CARE (3.6%)
Abbott Laboratories                      10,300       379
Aetna, Inc.                              12,700       626
American Home Products Corp.              4,100       170
Baxter International, Inc.                9,500       572
Bristol-Myers Squibb Co.                 10,400       702
Eli Lilly & Co.                           5,800       371
* Lincare Holdings, Inc.                 13,000       347
Merck & Co., Inc.                        20,600     1,335
Pfizer, Inc.                             13,700       492
Warner Lambert Co.                       11,600       770
---------------------------------------------------------
GROUP TOTAL                                         5,764
---------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (2.3%)
* AMR Corp.                               5,200       283
Burlington Northern Santa Fe, Inc.       12,900       355
Cummins Engine Co., Inc.                 11,700       583
Parker-Hannifin Corp.                    11,000       493
Ryder System, Inc.                       17,700       361
Textron, Inc.                             4,800       371
* United Rentals, Inc.                   15,000       326
Waste Management, Inc.                   22,285       429
York International Corp.                 15,200       546
---------------------------------------------------------
GROUP TOTAL                                         3,747
---------------------------------------------------------
INSURANCE (1.9%)
Ambac Financial Group, Inc.              15,700       744
Aon Corp.                                19,550       578
Everest Reinsurance Holdings, Inc.       13,900       331
MBIA, Inc.                               15,800       736
Travelers Property Casualty Corp.,
  Class A                                20,500       605
---------------------------------------------------------
GROUP TOTAL                                         2,994
---------------------------------------------------------
RETAIL (3.3%)
* Best Buy Co., Inc.                      3,800       236
CVS Corp.                                18,000       734
Dayton Hudson Corp.                      11,000       661
Dollar General Corp.                     20,950       647
Home Depot, Inc.                          3,700       254
* Kroger Co.                             13,900       307
* Safeway, Inc.                          10,200       388

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                        SHARES    (000)!
---------------------------------------------------------
Tandy Corp.                              10,700  $    553
Wal-Mart Stores, Inc.                    31,300     1,489
---------------------------------------------------------
GROUP TOTAL                                         5,269
---------------------------------------------------------
TECHNOLOGY (11.3%)
* America Online, Inc.                    8,800       915
* At Home Corp., Series A                11,434       474
* BMC Software, Inc.                      7,700       551
* Cisco Systems, Inc.                    25,450     1,745
Computer Associates International,
  Inc.                                    9,500       582
* Dell Computer Corp.                     6,600       276
Electronic Data Systems Corp.             7,700       408
* General Instrument Corp.               12,700       611
Hewlett-Packard Co.                       4,600       423
Intel Corp.                              19,300     1,434
International Business Machines Corp.     8,700     1,056
* JDS Uniphase Corp.                      4,600       523
* Microsoft Corp.                        40,300     3,650
Motorola, Inc.                            7,100       625
Nortel Networks Corp.                    13,000       663
* Oracle Systems Corp.                   19,100       869
* QUALCOMM, Inc.                          6,700     1,268
* Quantum Corp.-DLT & Storage Systems    17,900       252
* Quantum Corp.-Hard Disk Drive           8,950        67
SAP AG ADR                               14,900       562
* Tellabs, Inc.                          11,000       626
* Unisys Corp.                           12,200       550
---------------------------------------------------------
GROUP TOTAL                                        18,130
---------------------------------------------------------
UTILITIES (5.0%)
Ameritech Corp.                           9,400       631
AT&T Corp.                               20,050       872
Carolina Power & Light Co.                9,600       339
Coastal Corp.                            16,700       684
Energy East Corp.                        16,700       397
* MCI WorldCom, Inc.                     28,715     2,064
PECO Energy Co.                           8,500       319
SBC Communications, Inc.                 12,100       618
Sprint Corp. (FON Group)                 18,700     1,014
* Sprint Corp. (PCS Group)                4,600       343
Vodafone Group plc ADR                    3,250       773
---------------------------------------------------------
GROUP TOTAL                                         8,054
---------------------------------------------------------
TOTAL U.S. COMMON STOCKS (Cost $54,773)            64,380
---------------------------------------------------------

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
U.S. FIXED INCOME (39.3%)
---------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (19.9%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%, 6/1/19                Agy      $        32  $     34
   10.50%, 4/1/19                Agy              145       159
   11.00%, 9/1/16                Agy               53        59
   11.50%, 7/1/15-8/1/15         Agy               81        91
  Gold Pools:
   9.50%, 12/1/16                Agy               93       100
   10.00%, 1/1/21                Agy              144       156
   11.50%, 1/1/16                Agy               94       105
  October TBA
   6.00%, 10/1/29                Agy           18,900    17,640
Federal National Mortgage
  Association,
  Conventional Pools:
   6.00%, 4/1/27                 Agy              540       504
   10.00%, 5/1/22                Agy              437       474
   10.50%, 12/1/09-6/1/19        Agy              160       176
   11.00%, 11/1/20               Agy               70        78
   12.50%, 3/1/15                Agy               23        26
  October TBA
   6.00%, 10/1/29                Agy            3,700     3,450
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.125%,
     10/20/27-12/20/27           Tsy              768       772
   6.375%, 3/20/25-5/20/25       Tsy              232       234
   6.875%, 4/20/25-2/20/27       Tsy              538       542
   7.00%, 3/20/25-11/20/25       Tsy              892       900
   12.50%, 1/15/13               Tsy               22        25
  Various Pools:
   9.50%,
     11/15/17-12/15/21           Tsy            1,406     1,513
   10.00%, 6/15/03-8/15/20       Tsy              280       305
   10.50%, 1/15/16-5/15/26       Tsy              963     1,061
   11.00%,
     12/15/09-8/15/19            Tsy              466       522
   11.50%, 8/15/11-4/15/13       Tsy               96       108
   12.00%,
     11/15/12-10/15/15           Tsy               70        80
  October TBA
   7.00%, 10/15/29               Tsy            2,750     2,698
---------------------------------------------------------------
GROUP TOTAL                                              31,812
---------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)       (000)      (000)!
---------------------------------------------------------------
ASSET BACKED CORPORATES (7.1%)
Advanta Mortgage Loan
  Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12                AAA      $        14  $     14
  97-4 A2
   6.53%, 9/25/12                AAA               58        58
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03               AAA              175       175
  97-D A3
   6.20%, 5/15/03                AAA              186       185
Banc One Home Equity
  Trust, Series 99-1 A1
   6.06%, 1/25/12                AAA              267       265
Block Mortgage Finance,
  Inc.,
  Series 99-1 A1
   5.94%, 9/25/13                AAA              265       264
BMW Vehicle Owner Trust,
  Series 99-A
   6.16%, 12/25/01               AAA              250       250
Centex Home Equity,
  Series 99-1 A1
   6.07%, 3/25/18                AAA              209       208
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04                AAA              214       214
## Citibank Credit Card
  Master Trust I, Series
  98-7 A
   5.279%, 5/15/02               AAA              450       450
COMED Transitional Funding
  Trust, Series 98-1 A1
   5.38%, 3/25/02                AAA              221       220
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC (11)
   5.41%, 3/15/13                AAA              185       184
Daimler Benz Auto Grantor
  Trust, Series 97-A A
   6.05%, 3/31/05                AAA               47        47
Daimler Benz Vehicle
  Trust, Series 98-A A2
   5.23%, 12/20/01               AAA              370       368
EQCC Home Equity
  Loan Trust,
  Series:
  99-1 A1F
   5.77%, 5/20/10                AAA              299       297
  99-2 A1F
   6.05%, 1/25/10                AAA              230       229
  99-3 A1F
   6.548%, 4/25/10               AAA              392       391

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03                AAA      $       174  $    174
  98-A A
   5.97%, 4/15/04                AAA              297       296
First Security Auto Owner
  Trust,
  Series:
  98-1 A2
   5.182%, 6/15/01               AAA               95        95
  99-2 A2
   5.492%, 4/15/02               AAA              275       274
## First USA Credit Card
  Master Trust, Series
  97-10 A
   5.471%, 9/17/03               AAA              650       650
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01                AAA              125       125
  98-A A3
   5.65%, 10/15/01               AAA              409       408
  99-B A3
   5.47%, 9/15/01                AAA              525       522
  99-C A3
   5.77%, 11/15/01               AAA              500       498
  99-D A3
   6.20%, 4/15/02                AAA              500       500
Green Tree Financial
  Corp., Series 99-1 A2
   5.43%, 11/1/06                AAA              275       273
Green Tree Home Equity
  Loan Trust, Series 99-C
  A1
   5.99%, 7/15/30                AAA              437       436
Harley-Davidson Eaglemark
  Motorcycle Trust, Series
  99-2 A
   5.84%, 10/15/03               AAA              257       256
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03                AAA              323       322
  97-B A
   5.95%, 5/15/03                AAA               55        55
IMC Home Equity Loan
  Trust, Series 98-1 A2
   6.31%, 12/20/12               AAA              612       610
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                AAA               46        46

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
Navistar Financial Corp.
Owner Trust, Series 99-A
A2
   5.55%, 2/15/02                AAA      $       275  $    274
Nissan Auto Receivables
  Grantor Trust, Series
  97-A A
   6.15%, 2/15/03                AAA               68        67
Option One Mortgage Loan
  Trust, Series 99 2 A1
   5.88%, 5/25/29                AAA              218       216
Premier Auto Trust, Series
  99-3 A2
   5.82%, 2/8/02                 AAA              575       573
(+) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05                AA               200       196
Residential Funding
  Mortgage Securities I,
  Series 99-HI4 A1
   6.41%, 11/25/07               AAA              265       264
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02                AAA               63        63
  97-D A3
   6.25%, 3/20/02                AAA              124       124
World Omni Automobile
  Lease Securitization
  Corp., Series 97-B A2
   6.08%, 11/25/03               AAA              248       248
---------------------------------------------------------------
GROUP TOTAL                                              11,384
---------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL SERIES
  (0.7%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  ## 1710-D
   5.888%, 6/15/20               Agy              139       139
  1911-C PO, 11/15/23            Agy               98        68
Federal National Mortgage
  Association,
  Series:
  ## 92-89 SQ Inv Fl IO
   PAC (11) 3603.206%,
   6/25/22                       Agy            (2)--        12
  ## 97-53 PI PAC IO
   8.00%, 8/18/27                Agy              677       179
  ## 97-70 FA REMIC PAC
   (11) 5.856%, 7/18/20          Agy               42        42
  ## 99-42 SA IO
   2.818%, 10/25/28              Agy            1,878        95
  191-IO
   8.00%, 1/1/28                 Agy              811       230
  291-2 IO
   8.00%, 11/1/27                Agy              428       119
  296-2 IO
   8.00%, 4/1/24                 Agy              188        50

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
## Government National
  Mortgage Association,
  Series:
  97-13 SB IO
   2.563%, 9/16/27               Tsy      $     1,800  $    143
  99-30 S IO
   3.22%, 8/16/29                Tsy            1,488       112
---------------------------------------------------------------
GROUP TOTAL                                               1,189
---------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.3%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21               AAA               95       100
+## BA Mortgage
  Securities, Inc., Series
  97-1 A2
   5.839%, 7/25/26               Aaa              159       159
Mid-State Trust II, Series
  88-2 A4
   9.625%, 4/1/03                AAA              141       147
## Morserv, Inc.
  Series 96-2 1A1
   6.189%, 11/25/26              AAA              152       151
---------------------------------------------------------------
GROUP TOTAL                                                 557
---------------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
American Southwest
  Financial Securities
  Corp., Series 93-2 A1
   7.30%, 1/18/09                N/R              103       103
## Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27                AAA              107       109
  +## 95-MD4 A CS2 IO
   2.321%, 8/13/29               Aaa              780       109
  96-MD6 A1C
   7.04%, 11/13/26               AAA              125       123
(+) Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04                AA-              100       103
(+) Carousel Center
  Finance, Inc., Series 1
  A1
   6.828%, 11/15/07              AA               100        99
+## GMAC Commercial
  Mortgage Securities,
  Inc., Series 97-C2 X IO
   1.273%, 4/15/27               Aaa            1,498        92
---------------------------------------------------------------
GROUP TOTAL                                                 738
---------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)       (000)      (000)!
---------------------------------------------------------------
ENERGY (0.1%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15                A-       $       100  $     94
)Mobile Energy Services
   8.665%, 1/1/17                D                 85        22
---------------------------------------------------------------
GROUP TOTAL                                                 116
---------------------------------------------------------------
FINANCE (2.8%)
(+) Anthem Insurance Cos.,
  Inc., Series A
   9.00%, 4/1/27                 BBB+             100        96
Associates Corp. of North
  America
   6.95%, 11/1/18                AA-              165       156
BankAmerica Corp.
   5.875%, 2/15/09               A+               105        96
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26               A-               200       194
(+) BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26                A                225       214
Chase Manhattan Corp.
   6.00%, 2/15/09                A                110       101
EOP Operating LP
   6.763%, 6/15/07               BBB              100        94
   7.50%, 4/19/29                BBB               70        63
(+) Equitable Companies, Inc.
   6.50%, 4/1/08                 A                 55        52
Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05                A                250       245
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28                A+               290       253
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26                A-               180       171
First Union
  Institutional Capital I
   8.04%, 12/1/26                BBB+             225       216
(+) Florida Windstorm
   6.70%, 8/25/04                A-               175       171
GS Escrow Corp.
   7.125%, 8/1/05                BB+              195       181
HMH Properties, Series A
   7.875%, 8/1/05                BB               240       221
Household Finance Corp.
   5.875%, 2/1/09                A                170       153
Lehman Brothers Holdings
   8.50%, 8/1/15                 A                 15        15
(+) Metropolitan Life
  Insurance Co.
   7.80%, 11/1/25                A+               250       247

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
NationsBank Corp.
   6.80%, 3/15/28                A        $        25  $     22
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                A+               250       227
PNC Funding Corp.
   6.125%, 2/15/09               BBB+              80        73
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26               BBB+             150       142
(+) Prime Property Funding II
   6.80%, 8/15/02                A                 85        84
   7.00%, 8/15/04                A                165       160
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25                 A-               175       183
Washington Mutual Capital
  I
   8.375%, 6/1/27                BBB-             155       152
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27                BBB-              25        24
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                 AA-              237       229
  96 WFP-D
   6.95%, 9/1/13                 AA-              250       240
---------------------------------------------------------------
GROUP TOTAL                                               4,475
---------------------------------------------------------------
INDUSTRIALS (3.4%)
Albertson's, Inc.
   7.45%, 8/1/29                 A                205       203
Allied Waste Industries,
  Inc.
   7.40%, 9/15/35                BB-              140       103
American Standard Cos.
   7.375%, 4/15/05               BB-               60        57
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15               BB+               80        64
   7.50%, 12/15/23               BB+              145       115
   7.58%, 9/15/25                BB+               75        60
   9.00%, 12/15/14               BB+               50        48
Comcast Cable
  Communications
   6.20%, 11/15/08               BBB              110       101
Conoco, Inc.
   6.95%, 4/15/29                A-               290       269
CSC Holdings, Inc.
   7.875%, 12/15/07              BB+              205       205
Delphi Automotive Systems
   7.125%, 5/1/29                BBB              255       231

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
DR Structured Finance,
  Series:
  93-K1 A2
   7.43%, 8/15/18                BB+      $       180  $    159
  94-K1 A1
   7.60%, 8/15/07                BB+               72        70
  94-K2 A2
   9.35%, 8/15/19                BB+               30        30
Enron Corp.
   6.95%, 7/15/28                BBB+              90        79
Federated Department
  Stores, Inc.
   6.90%, 4/1/29                 BBB+             220       196
(+) Florida Windstorm
   7.125%, 2/25/19               AAA              135       127
Ford Motor Co.
   6.625%, 10/1/28               A                205       183
Fred Meyer, Inc.
   7.375%, 3/1/05                BBB-             230       230
International Game
  Technology
   8.375%, 5/15/09               BB+              130       124
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10                 BB+               50        50
Lenfest Communications,
  Inc.
   7.625%, 2/15/08               BB+              135       134
   8.375%, 11/1/05               BB+              130       135
Lowe's Companies, Inc.
   6.50%, 3/15/29                A                175       152
   6.875%, 2/15/28               A                 30        27
(+) Monsanto Co.
   6.60%, 12/1/28                A                225       197
News America, Inc.
   7.28%, 6/30/28                BBB-             280       250
(+) Oxymar
   7.50%, 2/15/16                BBB              100        76
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21                 BBB-             100        99
(+) Rohm & Haas Co.
   7.85%, 7/15/29                A-               100       102
Saks, Inc.
   7.375%, 2/15/19               BB+              105        89
Scotia Pacific Co. LLC
   7.71%, 7/20/28                BBB              385       269
Sun Microsystems, Inc.
   7.65%, 8/15/09                BBB+             100       102
Tenet Healthcare Corp.
   7.625%, 6/1/08                BB+              195       178
Tennessee Gas Pipeline
   7.00%, 10/15/28               BBB+             165       148
Time Warner Cos., Inc.
   6.625%, 5/15/29               BBB               90        79
   6.95%, 1/15/28                BBB               85        78
   7.57%, 2/1/24                 BBB              180       177
Union Pacific Corp.
   6.625%, 2/1/29                BBB-             185       159

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
USA Waste Services
   7.00%, 7/15/28                BBB      $       200  $    157
(+) Waste Management, Inc.
   7.375%, 5/15/29               BBB               70        58
---------------------------------------------------------------
GROUP TOTAL                                               5,370
---------------------------------------------------------------
TELEPHONES (0.8%)
++ AT&T Corp.
   6.50%, 3/15/29                AA-              290       257
Comcast Cable
  Communications
   8.375%, 5/1/07                BBB               45        47
GTE Corp.
   6.94%, 4/15/28                A                205       192
Intermedia Communications,
  Inc., Series B
   # 0.00%, 5/15/06              B                 40        33
   # 0.00%, 7/15/07              B                 45        30
   8.50%, 1/15/08                B                 35        30
   8.60%, 6/1/08                 B                 85        74
   8.875%, 11/1/07               B                 30        27
MCI WorldCom, Inc.
   6.95%, 8/15/28                A-               320       299
# Nextel Communications,
  Inc.
   0.00%, 9/15/07                B-               190       140
Qwest Communications
  International, Inc.
   7.50%, 11/1/08                BB+               25        25
  # Series B
   0.00%, 2/1/08                 BB+              205       154
---------------------------------------------------------------
GROUP TOTAL                                               1,308
---------------------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17               AA+              254       237
  99-1 A
   6.545%, 8/2/20                AA+              105        97
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12               A                125       142
Union Pacific Co.
   7.125%, 2/1/28                BBB-              95        87
---------------------------------------------------------------
GROUP TOTAL                                                 563
---------------------------------------------------------------
U.S. TREASURY SECURITY (0.7%)
++ U.S. Treasury Note
   3.375%, 1/15/07
    (Inflation Indexed)          Tsy            1,215     1,160
---------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)       (000)      (000)!
---------------------------------------------------------------
UTILITIES (0.5%)
CMS Energy Corp.
   7.50%, 1/15/09                BB       $       175  $    162
(+) Edison Mission Energy
  Funding Corp.
   7.73%, 6/15/09                A-               100       100
  Series B
   7.33%, 9/15/08                BBB              100        97
El Paso Energy
   6.75%, 5/15/09                BBB               75        71
Enron Corp
   6.95%, 7/15/28                BBB+             130       115
Florida Power & Light Co.
   7.625%, 9/15/06               A+               205       208
(+) Southern Energy, Inc.
   7.90%, 7/15/09                BBB              130       125
---------------------------------------------------------------
GROUP TOTAL                                                 878
---------------------------------------------------------------
YANKEE (2.1%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                A                195       176
(+) AST Research, Inc.
   7.45%, 10/1/02                BB-              235       226
(+) Bayer Hypo-Vereinsbank
   8.741%, 6/30/31               A                135       134
Empresa Nacional
  Electricidad
   7.325%, 2/1/37                A-                55        50
   7.75%, 7/15/08                A-               220       207
Glencore Nickel Property
  Ltd.
   9.00%, 12/1/14                BB+              205       175
Grupo Minero Mexicano S.A.
  de CV,
  Series A
   8.25%, 4/1/08                 BB               170       143
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                 A                225       194
(+) Hyundai Semiconductor
  America
   8.25%, 5/15/04                B                110        92
(+) Israel Electric Corp.,
  Ltd.
   7.75%, 12/15/27               A-               140       123
(+) Multicanal S.A.
   13.125%, 4/15/09              BB+               40        38
  Series C
   10.50%, 4/15/18               BB+               95        73
National Power Corp.
   8.40%, 12/15/16               BB+               90        73
(+) Oil Purchase Co. II
   10.73%, 1/31/04               BBB              170       165
(+) Orange plc
   8.75%, 6/1/06                 BB-              175       176
(+) Paiton Energy Funding
   9.34%, 2/15/14                CCC              100        17
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17                 BB+              305       217

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
Province of Quebec
   7.50%, 9/15/29                A+       $       155  $    156
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14               BBB+             345       316
Republic of Argentina
   11.75%, 4/7/09                BB               185       179
Republic of Colombia
   8.70%, 2/15/16                BB+              140       103
United Mexican States Par
  Bond,
  Series A
   6.25%, 12/31/19               BB               460       339
---------------------------------------------------------------
GROUP TOTAL                                               3,372
---------------------------------------------------------------
TOTAL U.S. FIXED INCOME (Cost $64,137)                   62,922
---------------------------------------------------------------
INTERNATIONAL FIXED INCOME (4.4%)
---------------------------------------------------------------
FIXED INCOME SECURITIES (4.4%)
---------------------------------------------------------------
AUSTRALIAN DOLLAR (0.1%)
Government of Australia
   8.75%, 8/15/08                AAA        AUD    50        38
Federal National Mortgage
  Association-Global
   6.50%, 7/10/02                Agy               85        56
---------------------------------------------------------------
GROUP TOTAL                                                  94
---------------------------------------------------------------
BRITISH POUND (0.6%)
United Kingdom Treasury
  Bill
   8.00%, 6/10/03                AAA       GBP     90       157
   8.50%, 7/16/07                AAA              440       832
---------------------------------------------------------------
GROUP TOTAL                                                 989
---------------------------------------------------------------
CANADIAN DOLLAR (0.3%)
Government of Canada
   7.50%, 3/1/01                 AAA        CAD   330       231
   9.75%, 6/1/21                 AA+               15        15
   10.00%, 6/1/08                AA+              275       240
---------------------------------------------------------------
GROUP TOTAL                                                 486
---------------------------------------------------------------
DANISH KRONE (0.4%)
Kingdom of Denmark
   5.00%, 8/15/05                AAA        DKK 1,500       212
   8.00%, 5/15/03                AA+            1,745       276
   9.00%, 11/15/00               AAA              600        91
---------------------------------------------------------------
GROUP TOTAL                                                 579
---------------------------------------------------------------
EURO (1.7%)
Government of France
  O.A.T.
   8.50%, 10/25/19               AAA        EUR   255       360

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
Government of Germany
   6.00%, 1/4/07                 AAA        EUR   393  $    444
   @ 6.25%, 1/4/24               AAA            (2)--        --
   6.50%, 7/4/27                 AAA              102       119
   7.125%, 1/29/03               AAA               87       100
   7.50%, 9/9/04                 AAA              413       495
   8.375%, 5/21/01               AAA              298       341
+ Government of Spain
   5.15%, 7/30/09                Aa2              435       456
International Bank for
  Reconstruction and
  Development
   7.125%, 4/12/05               AAA               89       105
Kredit fuer Wiederaufbau
   5.00%, 1/4/09                 AAA               38        40
Republic of Italy BTPS
   9.50%, 2/1/06                 AAA               68        89
   10.00%, 8/1/03                AA               160       203
---------------------------------------------------------------
GROUP TOTAL                                               2,752
---------------------------------------------------------------
JAPANESE YEN (1.1%)
European Investment Bank
   3.00%, 9/20/06                AAA      JPY   4,000        41
Export-Import Bank of
  Japan
   2.875%, 7/28/05               Aa1           30,000       308
Federal National Mortgage
  Association,
  Series E
   1.75%, 3/26/08                Agy           10,000        95
Government of Japan
   0.90%, 12/22/08               AAA          100,000       862
International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01                AAA           41,000       427
---------------------------------------------------------------
GROUP TOTAL                                               1,733
---------------------------------------------------------------
SWEDISH KRONA (0.2%)
Swedish Government
   6.00%, 2/9/05                 AAA       SEK  2,300       288
   13.00%, 6/15/01               AA+              500        69
---------------------------------------------------------------
GROUP TOTAL                                                 357
---------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME (Cost $6,955)            6,990
---------------------------------------------------------------
INTERNATIONAL EQUITY (2.1%)
---------------------------------------------------------------
COMMON STOCKS (2.1%)
---------------------------------------------------------------
                                               SHARES
                                               ------
AUSTRALIA (0.3%)
News Corp., Ltd. ADR                           20,400       545
---------------------------------------------------------------

                            !!!!RATINGS
                             (STANDARD                  VALUE
                             & POOR'S)      SHARES      (000)!
---------------------------------------------------------------
BERMUDA (0.8%)
Ace Ltd.                                       44,300  $    750
XL Capital Ltd., Class A                       13,600       612
---------------------------------------------------------------
GROUP TOTAL                                               1,362
---------------------------------------------------------------
FRANCE (0.4%)
Total Fina S.A. ADR                             9,700       615
---------------------------------------------------------------
NETHERLANDS (0.6%)
Royal Dutch Petroleum Co., NY Shares           15,700       927
---------------------------------------------------------------
TOTAL INTERNATIONAL EQUITY (Cost $3,790)                  3,449
---------------------------------------------------------------
HIGH YIELD (7.6%)
---------------------------------------------------------------
FIXED INCOME SECURITIES (7.6%)
---------------------------------------------------------------
                                             FACE
                                            AMOUNT
                                             (000)
                                          -----------
ASSET BACKED CORPORATES (0.1%)
(+)++ Commercial Financial Services,
  Inc., Series 97-5 A1
   7.72%, 6/15/05                N/R          $   135        34
+(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03              Ba3               59        58
(+) OHA Auto Grantor Trust,
  Series 97-A
   11.00%, 9/15/03               BB                92        88
---------------------------------------------------------------
GROUP TOTAL                                                 180
---------------------------------------------------------------
CABLE (0.6%)
Adelphia Communications
  Corp.,
  Series B
   8.375%, 2/1/08                B+               145       135
   9.875%, 3/1/07                B+                40        41
(+) Cablevision S.A.
   13.75%, 5/1/09                BB               100        94
CSC Holdings, Inc.
   9.875%, 5/15/06               BB-              125       130
Lenfest Communications,
  Inc.
   8.375%, 11/1/05               BB+              125       130
# NTL, Inc.,
  Series B
   0.00%, 4/1/08                 B-         GBP   150       162
Rogers Cablesystems Ltd.,
  Series B
   10.125%, 9/1/12               BB+      $       175       189

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)       (000)      (000)!
---------------------------------------------------------------
(+) United Pan-Europe
Communications N.V.
   10.875%, 8/1/09               B-       $       110  $    111
---------------------------------------------------------------
GROUP TOTAL                                                 992
---------------------------------------------------------------
CHEMICALS (0.2%)
Huntsman ICI
   (+) 10.125%, 7/1/09           B+                75        73
   10.125%, 7/1/09               B+         EUR    75        78
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03               BB-      $       150       147
---------------------------------------------------------------
GROUP TOTAL                                                 298
---------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05                B3                14         7
---------------------------------------------------------------
COMMERCIAL MORTGAGES (0.1%)
(+)## DLJ Mortgage
  Acceptance Corp.
  Series 97-CF2 S IO
   0.353%, 10/15/17              N/R            3,920        80
Federal Mortgage
  Acceptance Corp., Loan
  Receivables Trust,
  Series 96-B C1
   7.929%, 11/1/18               N/R               97        34
---------------------------------------------------------------
GROUP TOTAL                                                 114
---------------------------------------------------------------
COMMUNICATIONS (1.7%)
American Cellular Corp.
   10.50%, 5/15/08               CCC+             100       103
American Mobile Satellite Corp., Series
  B
   12.25%, 4/1/08                N/R              120        85
(+) Bayan
  Telecommunications
  Holdings Corp.
   13.50%, 7/15/06               B-               140       132
Dobson Communications
  Corp.
   11.75%, 4/15/07               N/R               75        79
(+)# Dolphin
  Telecommunications
   0.00%, 5/15/09                CCC+             125        50
   0.00%, 6/1/08                 CCC+       EUR   110        49
Echostar DBS Corp.
   9.375%, 2/1/09                B        $       125       123
Esprit Telecom Group plc
   11.00%, 6/15/08               B-         EUR    64        70
Globalstar LP/Capital
   11.375%, 2/15/04              B        $       100        65
   11.50%, 6/1/05                B                 20        13

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
Hermes Europe Railtel
   10.375%, 1/15/09              B        $        15  $     15
   11.50%, 8/15/07               B                100       101
# Hyperion
  Telecommunications,
  Inc.,
   0.00%, 4/15/03                B+               105        88
# Intermedia
  Communications, Inc.,
  Series B
   0.00%, 7/15/07                B                275       183
) Iridium Capital Corp.,
  Series A
   13.00%, 7/15/05               D                150        16
# Nextel Communications,
  Inc.
   0.00%, 9/15/07                B-               340       251
   0.00%, 2/15/08                B-               250       174
# NEXTLINK Communications
   0.00%, 4/15/08                B                200       120
Primus Telecommunications
  Group, Inc.
   11.25%, 1/15/09               B-               140       133
(+) PSINet, Inc.,
   11.00%, 8/1/09                B-                75        74
# RCN Corp.
   0.00%, 10/15/07               B-               225       146
# Rhythms
  NetConnections, Inc.,
  Series B
   0.00%, 5/15/08                CCC+             150        75
RSL Communications plc
   # 0.00%, 3/15/08              B-         EUR   332       203
   12.00%, 11/1/08               B-       $        30        30
   12.25%, 11/15/06              B-                17        17
(+) Tele1 Europe B.V.
   13.00%, 5/15/09               B-               100       104
(+)# Telewest plc
   0.00%, 4/15/09                B+         GBP   135       132
# Viatel, Inc.
   0.00%, 4/15/08                B-       $       135        77
# Wam!Net, Inc.
   0.00%, 3/1/05                 N/R              125        74
---------------------------------------------------------------
GROUP TOTAL                                               2,782
---------------------------------------------------------------
ENERGY (0.3%)
(+) CBM Funding Corp.,
  Series 96-1B D
   8.645%, 2/1/08                AA               125       125
CMS Energy Corp.
   7.50%, 1/15/09                BB               135       124
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14               BBB+              75        69
Snyder Oil Corp.
   8.75%, 6/15/07                B+               125       124

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
Vintage Petroleum, Inc.
   9.75%, 6/30/09                B+       $        50  $     51
---------------------------------------------------------------
GROUP TOTAL                                                 493
---------------------------------------------------------------
FINANCE (0.0%)
Metromedia Fiber
  Network, Inc.
   10.00%, 11/15/08              B                 65        63
---------------------------------------------------------------
FOOD & BEVERAGES (0.1%)
Smithfield Foods, Inc.
   7.625%, 2/15/08               BB+              120       108
---------------------------------------------------------------
GAMING (0.5%)
Harrah's Operating Co.,
  Inc.
   7.875%, 12/15/05              BB+              250       239
(+) Horseshoe Gaming
  Holding,
   8.652%, 5/15/09               B+               145       138
International Game
  Technology
   8.375%, 5/15/09               BB+              100        96
Park Place
  Entertainment Corp.
   7.875%, 12/15/05              BB+              150       141
Station Casinos, Inc.
   8.875%, 12/1/08               B+               135       131
   10.125%, 3/15/06              B+               100       103
---------------------------------------------------------------
GROUP TOTAL                                                 848
---------------------------------------------------------------
HEALTH CARE (0.5%)
Columbia/HCA Healthcare
  Corp.
   6.91%, 6/15/05                BB+              260       234
   7.00%, 7/1/07                 BB+              120       106
   7.69%, 6/15/25                BB+              220       181
Tenet Healthcare Corp.
   8.625%, 1/15/07               BB-              240       228
  Series B
   8.125%, 12/1/08               BB-               60        55
---------------------------------------------------------------
GROUP TOTAL                                                 804
---------------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (0.3%)
Hilton Hotels Corp.
   7.95%, 4/15/07                BBB              130       124
HMH Properties,
  Series A
   8.75%, 8/1/05                 BB               200       184
Host Marriott Travel Plaza
   9.50%, 5/15/05                BB-              100       104
---------------------------------------------------------------
GROUP TOTAL                                                 412
---------------------------------------------------------------
INDUSTRIALS (0.5%)
American Standard Cos.
   7.125%, 6/1/06                BB-        EUR   105  $    108
Applied Power, Inc.
   8.75%, 4/1/09                 B+       $        65        61

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08               B                150  $    132
Lyondell Chemical Co.
   9.625%, 5/1/07                BB               115       115
Norcal Waste Systems, Inc.
   13.50%, 11/15/05              BB-              135       144
Nortek, Inc.
   8.875%, 8/1/08                B+               140       132
(+) Waste Management, Inc.
   6.875%, 5/15/09               BBB               20        18
   7.125%, 10/1/07               BBB               25        23
   7.125%, 12/15/17              BBB               25        20
   7.65%, 3/15/11                BBB               25        23
---------------------------------------------------------------
GROUP TOTAL                                                 776
---------------------------------------------------------------
MEDIA & ENTERTAINMENT (0.1%)
Chancellor Media Corp.
   9.00%, 10/1/08                B                150       152
  Series B
   8.125%, 12/15/07              B                 90        87
---------------------------------------------------------------
GROUP TOTAL                                                 239
---------------------------------------------------------------
METALS (0.2%)
(+) EES Coke Battery Co.,
  Inc.
   9.382%, 4/15/07               B+               100        97
Impress Metal Packaging
  Holdings
   9.875%, 5/29/07               B          EUR   153       173
Murrin Murrin Holdings
  Ltd.
   9.375%, 8/31/07               BB-      $       155       137
---------------------------------------------------------------
GROUP TOTAL                                                 407
---------------------------------------------------------------
PACKAGING (0.3%)
Norampac, Inc.
   9.50%, 2/1/08                 BB                96        98
Pacifica Papers, Inc.
   10.00%, 3/15/09               B+               125       126
SD Warren Co.
   12.00%, 12/15/04              B+               130       137
Tembec Industries, Inc.
   8.625%, 6/30/09               BB+               50        49
---------------------------------------------------------------
GROUP TOTAL                                                 410
---------------------------------------------------------------
REAL ESTATE (0.1%)
D. R. Horton, Inc.
   8.00%, 2/1/09                 BB               165       147
---------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
(CONT'D)                     & POOR'S)       (000)      (000)!
---------------------------------------------------------------
RETAIL (0.6%)
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10                BB+      $       252  $    231
  94-K1 A2
   8.375%, 8/15/15               BB+              200       191
HMV Media Group plc,
  Series B
   10.25%, 5/15/08               B                145       142
(+) Kroger Co.
   8.50%, 7/15/17                BBB-             231       216
Musicland Group, Inc.,
  Series B
   9.875%, 3/15/08               B-               195       177
---------------------------------------------------------------
GROUP TOTAL                                                 957
---------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.0%)
(+) AST Research, Inc.
   7.45%, 10/1/02                BB-              280       269
# CTI Holdings S.A.
   0.00%, 4/15/08                B                150        74
Global Crossing Holdings
  Ltd.
   9.625%, 5/15/08               B                110       113
(+) Hyundai Semiconductor
  America
   8.625%, 5/15/07               B                100        78
Multicanal S.A.
   10.50%, 2/1/07                BB-              150       123
National Steel Corp.
   9.875%, 3/1/09                B+               110       109
(+) Netia Holdings S.A.
   13.50%, 6/15/09               B          EUR   100       106
(+))@ NSM Steel, Inc.
   12.25%, 2/1/08                D        $        75        --
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04                B                185       101
Philippine Long Distance
  Telephone Co.,
  Series E
   7.85%, 3/6/07                 BB+               35        30
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07               CCC+             380       207
Republic of Colombia
   9.75%, 4/23/09                BBB-              80        69
Satelites Mexicanos S.A.
   10.125%, 11/1/04              B-               135       105
(+) Total Access
  Communication PCL
  (Convertible)
   2.00%, 5/31/06                BBB-              50        48
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07               B+               250       193
---------------------------------------------------------------
GROUP TOTAL                                               1,625
---------------------------------------------------------------

                            !!!!RATINGS      FACE
                             (STANDARD      AMOUNT      VALUE
                             & POOR'S)       (000)      (000)!
---------------------------------------------------------------
TELEPHONES (0.1%)
Centennial Cellular
  Operating Co.
   10.75%, 12/15/08              CCC+     $       100  $    104
---------------------------------------------------------------
TRANSPORTATION (0.2%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06               BB-              129       129
(+) Jet Equipment Trust,
  Series 94-C1
   11.79%, 6/15/13               BBB-             150       181
---------------------------------------------------------------
GROUP TOTAL                                                 310
---------------------------------------------------------------
UTILITIES (0.1%)
AES Corp.
   8.50%, 11/1/07                B+               110       100
---------------------------------------------------------------
TOTAL HIGH YIELD (Cost $13,407)                          12,176
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.0%)
---------------------------------------------------------------
                                               SHARES
                                               ------
MEDIA & ENTERTAINMENT (0.0%)
*(+) Paxson Communications
  Corp. PIK (Cost $30)           N/R              323        36
---------------------------------------------------------------
PREFERRED STOCKS (0.5%)
---------------------------------------------------------------
MORTGAGE - OTHER (0.3%)
(+)+ Home Ownership
  Funding Corp. 13.331%          Aaa              600       496
---------------------------------------------------------------
COMMUNICATIONS (0.1%)
* Dobson Communications
  13.00%                         N/R              752        73
* IXC Communications,
  Inc.,
 Series B PIK 12.50%             CCC+             101       108
---------------------------------------------------------------
GROUP TOTAL                                                 181
---------------------------------------------------------------
MEDIA & ENTERTAINMENT (0.1%)
*(+) Paxson Communications
  Corp.
   13.25%                        CCC+             787        85
---------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $728)                          762
---------------------------------------------------------------
WARRANTS (0.0%)
---------------------------------------------------------------
COMMUNICATIONS (0.0%)
* American Mobile
  Satellite Corp.,
  expiring 4/1/08                N/R            2,150         7
*(+) Globalstar
  Telecommunications Ltd.,
  expiring 2/15/04               N/R              125        12

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            !!!!RATINGS
                             (STANDARD                  VALUE
                             & POOR'S)      SHARES      (000)!
---------------------------------------------------------------
*@ Iridium World
Communications Ltd.,
expiring 7/15/05                 N/R               70  $     --
*(+) Tele1 Europe B.V.
  expiring 5/15/09               N/R            1,000         7
*(+) Wam!Net, Inc.,
  expiring 3/1/05                N/R            3,750         9
---------------------------------------------------------------
GROUP TOTAL                                                  35
---------------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*@ Paxson Communications
  Corp., expiring 6/30/03        N/R               96        --
---------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.0%)
*(+)@ NSM Steel, Inc.,
  expiring 4/1/08                N/R           47,482        --
* Occidente y Caribe
  Cellular, expiring
  3/15/04                        N/R              740        11
*@ Republic of Venezuela
  expiring 4/15/20               N/R            1,250        --
---------------------------------------------------------------
GROUP TOTAL                                                  11
---------------------------------------------------------------
TOTAL WARRANTS (Cost $14)                                    46
---------------------------------------------------------------
CASH EQUIVALENT (9.7%)
---------------------------------------------------------------
                                             FACE
                                            AMOUNT
                                             (000)
                                          -----------
REPURCHASE AGREEMENT (9.7%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $15,517,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01, valued at $15,532
  (Cost $15,515)                          $    15,515    15,515
---------------------------------------------------------------
TOTAL INVESTMENTS (103.8%) (Cost $159,349)              166,276
---------------------------------------------------------------

                                                      VALUE
                                                      (000)!
-------------------------------------------------------------
                                          -----------
OTHER ASSETS AND LIABILITIES (-3.8%)
Cash                                                 $    237
Foreign Currency (Cost $14,814)                        15,053
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $1,137)                               1,137
Dividends Receivable                                       81
Interest Receivable                                       999
Receivable for Investments Sold                         3,717
Receivable for Forward Commitments                      6,524
Receivable for Fund Shares Sold                             6
Receivable for Withholding Tax Reclaim                      9
Unrealized Gain on Forward Foreign Currency
  Contracts                                                17
Other Assets                                               10
Payable for Investments Purchased                        (618)
Payable for Forward Commitments                       (29,996)
Payable for Fund Shares Redeemed                       (2,623)
Payable for Investment Advisory Fees                     (277)
Payable for Administrative Fees                           (11)
Payable for Shareholder Servicing Fees-Investment
  Class                                                    (2)
Payable for Trustees' Deferred Compensation Plan-
  Note F                                                  (10)
Payable for Daily Variation Margin on Futures
  Contracts                                              (294)
Unrealized Loss on Swap Agreements                        (61)
Other Liabilities                                         (66)
                                                     --------
                                                       (6,168)
-------------------------------------------------------------
NET ASSETS (100%)                                    $160,108
-------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------
NET ASSETS
Applicable to 12,292,973 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                       $152,862
-------------------------------------------------------------
NET ASSET VALUE PER SHARE                            $  12.43
-------------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------------
NET ASSETS
Applicable to 583,797 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                       $  7,246
-------------------------------------------------------------
NET ASSET VALUE PER SHARE                            $  12.41
-------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                      $134,683
Undistributed Net Investment Income (Loss)              2,087
Undistributed Realized Net Gain (Loss)                 16,560
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                 6,927
  Foreign Currency                                        261
  Futures and Swaps                                      (410)
-------------------------------------------------------------
NET ASSETS                                           $160,108
-------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

(CONT'D)
---------------------------------------------------------------

!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
*      Non-income producing security.
(+)    144A security. Certain conditions for public sale may
        exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
)      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30, 1999.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed is as
        of September 30, 1999.
(2)    Face value is less than $500.
@      Value is less than $500.
ADR    American Depositary Receipt
EUR    Euro
GBP    British Pound
Inv    Inverse Floating Rate-Interest rate fluctuates with an
  Fl    inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at September 30,
        1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Services, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PCL    Public Company Limited
PIK    Payment-in-Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7 to
        Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                                      SMALL
                                                                                                        CAP        MID CAP
                                                                        VALUE         EQUITY          VALUE         GROWTH
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------------------------------------------------------
                                                                                                    Year Ended September 30, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                     $    39,429    $     9,649    $     9,133    $     1,555
    Interest                                                            1,923            695          4,043          2,512
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                    41,352         10,344         13,176          4,067
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                               10,356          4,147          6,359          3,801
    Administrative Fee--Note C                                          1,655            664            678            608
    Custodian Fee--Note E                                                 577            206            124            105
    Audit Fee                                                              33             20             23             16
    Legal Fee                                                              38             16             16             13
    Filing & Registration Fees                                             68             10             38            102
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                                            25              2             --             --
    Distribution Fees--Adviser Class shares--Note D                       774              3              8            399
    Other Expenses                                                        338             80             88             71
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                  13,864          5,148          7,334          5,115
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                               (213)          (144)           (62)          (105)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                    13,651          5,004          7,272          5,010
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                 27,701          5,340          5,904           (943)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                             163,611        190,256         83,605        237,742
    Futures                                                           (40,686)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                       122,925        190,256         83,605        237,742
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                             137,756         50,024         85,609        102,485
    Futures                                                            (3,618)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                         134,138         50,024         85,609        102,485
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                             257,063        240,280        169,214        340,227
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       $   284,764    $   245,620    $   175,118    $   339,284
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                       SMALL                      DOMESTIC
                                                                      MID CAP            CAP          FIXED          FIXED
                                                                        VALUE         GROWTH         INCOME         INCOME
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended September 30, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                     $     6,018    $        70    $     5,109    $        51
    Interest                                                            2,795            130        332,206          9,982
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                     8,813            200        337,315         10,033
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                4,636    $307                17,842            570
                                                                                 (47)
    Less: Waived Fees                                                      --    260                     --             --
    Administrative Fee--Note C                                            494             24          3,805            122
    Custodian Fee--Note E                                                  68             30            361             28
    Audit Fee                                                              15             18             43             16
    Legal Fee                                                              11             --             99              2
    Filing & Registration Fees                                             54             24             49             28
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                                            37             --             58             --
    Distribution Fees--Adviser Class shares--Note D                        53             --            341              1
    Other Expenses                                                         88              7            454             14
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   5,456            363         23,052            781
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                                (68)            (9)          (361)           (28)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     5,388            354         22,691            753
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                  3,425           (154)       314,624          9,280
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                             109,808         15,676       (117,912)        (5,888)
    Foreign Currency Transactions                                          --             --            715             --
    Futures                                                                --             --         (5,937)           749
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                       109,808         15,676       (123,134)        (5,139)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                              15,607         12,161       (160,836)        (6,279)
    Foreign Currency Transactions                                          --             --           (715)            --
    Futures and Swaps                                                      --             --        (14,628)          (279)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                          15,607         12,161       (176,179)        (6,558)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                             125,415         27,837       (299,313)       (11,697)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       $   128,840    $    27,683    $    15,311    $    (2,417)
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                         HIGH           CASH          FIXED        LIMITED
                                                                        YIELD       RESERVES      INCOME II       DURATION
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------------------------------------------------------
                                                                                                    Year Ended September 30, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                     $       154    $        --    $       277    $       114
    Interest                                                           92,103          8,909         26,450         13,724
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                    92,257          8,909         26,727         13,838
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                3,425    $434                 1,502            632
                                                                                        (66)
    Less: Waived Fees                                                      --            368             --             --
    Administrative Fee--Note C                                            731            139            320            169
    Custodian Fee--Note E                                                  83             17             31             16
    Audit Fee                                                              21             12             17             15
    Legal Fee                                                              34              4              8              4
    Filing & Registration Fees                                             66             --              8             12
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                                            13             --             --             --
    Distribution Fees--Adviser Class shares--Note D                        35             --             --             --
    Other Expenses                                                        104             32             39             23
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   4,512            572          1,925            871
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                                (83)           (17)           (31)           (12)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     4,429            555          1,894            859
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                 87,828          8,354         24,833         12,979
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                             (14,390)            12        (10,935)        (4,344)
    Foreign Currency Transactions                                       2,787             --             63             --
    Futures and Swaps                                                   2,628             --          1,393          1,891
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                        (8,975)            12         (9,479)        (2,453)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                              (9,992)            --        (15,961)        (4,469)
    Foreign Currency Transactions                                         891             --            (63)            --
    Futures and Swaps                                                   2,458             --         (2,023)         1,250
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                          (6,643)            --        (18,047)        (3,219)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                             (15,618)            12        (27,526)        (5,672)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       $    72,210    $     8,366    $    (2,693)   $     7,307
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                      SPECIAL                                       INTER-
                                                                      PURPOSE                        GLOBAL       NATIONAL
                                                                        FIXED                         FIXED          FIXED
                                                                       INCOME      MUNICIPAL         INCOME         INCOME
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------------------------------------------------------
                                                                                                    Year Ended September 30, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
    Dividends                                                     $        63    $        --    $       117    $        --
    Interest                                                           34,508          5,773          3,454          5,462
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                    34,571          5,773          3,571          5,462
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                1,870    $414                   251            488
                                                                                 (96)
    Less: Waived Fees                                                      --    318                     --             --
    Administrative Fee--Note C                                            399             88             56            108
    Custodian Fee--Note E                                                  59             16             16             37
    Audit Fee                                                              27             21             17             24
    Legal Fee                                                              10              2              1              2
    Filing & Registration Fees                                             18             32             11             13
    Other Expenses                                                         45             87              5             11
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   2,428            564            357            683
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                                (58)           (12)            (3)           (11)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     2,370            552            354            672
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                 32,201          5,221          3,217          4,790
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                             (10,669)          (684)           489            633
    Foreign Currency Transactions                                          95             --          1,251          2,758
    Futures                                                            (3,476)         2,341            721            295
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                       (14,050)         1,657          2,461          3,686
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                             (14,847)        (8,541)        (4,458)        (9,620)
    Foreign Currency Transactions                                         (95)            --           (962)           (11)
    Futures and Swaps                                                     (33)         1,191            (83)           (67)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                         (14,975)        (7,350)        (5,503)        (9,698)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                             (29,025)        (5,693)        (3,042)        (6,012)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       $     3,176    $      (472)   $       175    $    (1,222)
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $12 and $43 withholding tax for the Global Fixed Income and International Fixed Income Portfolios, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               INTERMEDIATE    MULTI-MARKET                   MULTI-
                                                                 DURATION      FIXED INCOME    BALANCED     ASSET-CLASS
                                                                PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended September 30, 1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                                  $         41    $         32    $   3,091    $     1,055
    Interest                                                          6,230           7,195       13,444          5,387
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                   6,271           7,227       16,535          6,442
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                350             441        1,971    $1,148
                                                                                                            (40)
    Less: Waived Fees                                                    --              --           --    1,108
    Administrative Fee--Note C                                           75              79          350            141
    Custodian Fee--Note E                                                 4              17           73             53
    Audit Fee                                                            16              19           32             30
    Legal Fee                                                             2               2            9              4
    Filing & Registration Fees                                           11              --           23             13
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                                           2              --            1             11
    Distribution Fees--Adviser Class shares--Note D                      --              --           71             --
    Other Expenses                                                        2              12           84             33
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   462             570        2,614          1,393
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                              (12)             (4)         (66)            (5)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     450             566        2,548          1,388
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                5,821           6,661       13,987          5,054
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                            (2,913)         (1,240)      47,995         15,146
    Foreign Currency Transactions                                       (11)           (125)          31            415
    Futures                                                             488             173         (567)         2,285
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                      (2,436)         (1,192)      47,459         17,846
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                            (2,505)         (3,009)       9,693          7,084
    Foreign Currency Transactions                                        --             (85)         (32)           233
    Futures and Swaps                                                  (319)           (119)        (457)          (251)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                        (2,824)         (3,213)       9,204          7,066
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                            (5,260)         (4,405)      56,663         24,912
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $        561    $      2,256    $  70,650    $    29,966
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $15 and $10 withholding tax for the Multi-Market Fixed Income and Multi-Asset-Class Portfolios, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                            SMALL CAP
                                                       VALUE                       EQUITY                     VALUE
                                                     PORTFOLIO                    PORTFOLIO                 PORTFOLIO
                                                        -------------------------------------------------------------------------
                                                             Year Ended                 Year Ended                Year Ended
                                                          September 30,              September 30,             September 30,
                                                  ---------------------        -------------------        ------------------
(In Thousands)                                      1998           1999          1998         1999         1998         1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)              $    63,524    $    27,701    $   10,969    $   5,340    $   6,115    $   5,904
   Realized Net Gain (Loss)                      453,240        122,925       245,032      190,256      117,795       83,605
   Change in Unrealized Appreciation
     (Depreciation)                           (1,045,358)       134,138      (254,737)      50,024     (285,570)      85,609
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting from
        Operations                              (528,594)       284,764         1,264      245,620     (161,660)     175,118
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                       (62,553)       (30,731)      (12,881)      (6,669)      (5,031)      (2,892)
     Realized Net Gain                          (306,482)      (346,188)     (356,453)    (222,761)    (118,223)    (101,623)
   INVESTMENT CLASS:
     Net Investment Income                          (484)          (270)          (20)         (11)          --           --
     Realized Net Gain                            (2,354)        (3,540)         (597)        (609)          --           --
   ADVISER CLASS +:
     Net Investment Income                        (5,679)        (4,810)           (1)          (4)          --           --
     Realized Net Gain                           (27,923)       (52,186)           --         (124)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                      (405,475)      (437,725)     (369,952)    (230,178)    (123,254)    (104,515)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                      752,802        348,999       125,772      101,383      114,435      288,575
     In Lieu of Cash Distributions               313,748        327,810       360,707      220,297      121,720      103,439
     Redeemed                                 (1,493,928)    (1,761,799)     (558,392)    (574,286)    (131,908)    (282,283)
   INVESTMENT CLASS:
     Issued                                       12,467          6,883           242          135           --           --
     In Lieu of Cash Distributions                 1,920          2,822           615          618           --           --
     Redeemed                                    (11,550)       (23,620)         (510)      (1,753)          --           --
   ADVISER CLASS +:
     Issued                                      292,374         78,928           460        2,007           --       20,392
     In Lieu of Cash Distributions                29,311         51,418             1          128           --           --
     Redeemed                                    (98,912)      (173,003)          (44)        (333)          --       (3,709)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions              (201,768)    (1,141,562)      (71,149)    (251,804)     104,247      126,414
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                  (1,135,837)    (1,294,523)     (439,837)    (236,362)    (180,667)     197,017
NET ASSETS:
   Beginning of Period                         3,773,872      2,638,035     1,314,901      875,064      897,396      716,729
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                             $ 2,638,035    $ 1,343,512    $  875,064    $ 638,702    $ 716,729    $ 913,746
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss) included in end of period
     net assets                              $    13,250    $     5,140    $    2,137    $     798    $   2,975    $   5,379
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                40,398         22,907         5,161        4,930        5,384       15,813
     In Lieu of Cash Distributions                17,599         23,236        17,555       12,497        6,169        6,346
     Shares Redeemed                             (80,941)      (117,686)      (24,600)     (28,048)      (6,231)     (15,199)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                              (22,944)       (71,543)       (1,884)     (10,621)       5,322        6,960
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                   659            440            11            6           --           --
     In Lieu of Cash Distributions                   107            200            30           35           --           --
     Shares Redeemed                                (613)        (1,547)          (22)         (91)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                                  153           (907)           19          (50)          --           --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                                15,459          5,078            20           98           --        1,062
     In Lieu of Cash Distributions                 1,645          3,645            --            7           --           --
     Shares Redeemed                              (5,498)       (11,461)           (2)         (16)          --         (197)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                               11,606         (2,738)           18           89           --          865
---------------------------------------------------------------------------------------------------------------------------------

+ The Equity Portfolio and the Small Cap Value Portfolio began offering Adviser Class shares on January 16, 1998 and January 22, 1999, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                              MID CAP                  MID CAP                            SMALL CAP
                                              GROWTH                   VALUE                              GROWTH
                                              PORTFOLIO                PORTFOLIO                          PORTFOLIO
                                                    Year Ended              Year Ended              June 30,
                                                  September 30,            September 30,            1998* to      Year Ended
                                              ----------------------   ---------------------   September 30,   September 30,
(In Thousands)                                     1998         1999        1998        1999            1998            1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)               $    (674)  $     (943)  $   1,401   $   3,425   $          (4)  $        (154)
   Realized Net Gain (Loss)                     102,056      237,742      27,317     109,808            (176)         15,676
   Change in Unrealized Appreciation
     (Depreciation)                            (104,691)     102,485     (79,622)     15,607            (319)         12,161
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting from Operations         (3,309)     339,284     (50,904)    128,840            (499)         27,683
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                           --           (2)       (439)     (1,451)             --              --
     Realized Net Gain                          (66,908)     (77,567)    (24,048)    (31,726)             --              --
   INVESTMENT CLASS:
     Net Investment Income                           --           --         (13)        (32)             --              --
     Realized Net Gain                               --           --        (915)     (1,377)             --              --
   ADVISER CLASS +:
     Net Investment Income                           --           --          --          (8)             --              --
     Realized Net Gain                             (316)     (14,328)         --        (355)             --              --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                      (67,224)     (91,897)    (25,415)    (34,949)             --              --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                     273,476      565,037     307,936     370,988           3,618          81,536
     Issued due to Reorganization--Note M            --           --      43,226          --              --              --
     In Lieu of Cash Distributions               64,517       71,047      23,811      31,687              --              --
     Redeemed                                  (291,506)    (486,282)   (102,105)   (188,868)           (115)        (18,994)
   INVESTMENT CLASS:
     Issued                                          --           --      24,500       6,915              --              --
     In Lieu of Cash Distributions                   --           --         918       1,251              --              --
     Redeemed                                        --           --      (5,250)     (6,141)             --              --
   ADVISER CLASS +:
     Issued                                      73,812      181,375         269      40,211              --              --
     Issued due to Reorganization--Note M            --           --       7,086          --              --              --
     In Lieu of Cash Distributions                  310       14,192          --         363              --              --
     Redeemed                                   (17,226)     (24,798)     (1,235)     (7,784)             --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions              103,383      320,571     299,156     248,622           3,503          62,542
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                     32,850      567,958     222,837     342,513           3,004          90,225
NET ASSETS:
   Beginning of Period                          448,163      481,013     221,498     444,335              --           3,004
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                              $ 481,013   $1,048,971   $ 444,335   $ 786,848   $       3,004   $      93,229
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss) included in end of period net
     assets                                   $      --   $        2   $   1,259   $   3,056   $          --   $          --
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                               12,802       24,011      14,975      17,268             363           3,253
     Shares Issued due to
       Reorganization--Note M                        --           --       1,981          --              --              --
     In Lieu of Cash Distributions                3,693        3,801       1,280       1,661              --              --
     Shares Redeemed                            (13,871)     (20,418)     (5,123)     (9,185)            (12)           (715)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                               2,624        7,394      13,113       9,744             351           2,538
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                   --           --       1,195         324              --              --
     In Lieu of Cash Distributions                   --           --          49          66              --              --
     Shares Redeemed                                 --           --        (256)       (279)             --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                                  --           --         988         111              --              --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                                3,486        7,873          14       1,930              --              --
     Shares Issued due to
       Reorganization--Note M                        --           --         325          --              --              --
     In Lieu of Cash Distributions                   18          763          --          19              --              --
     Shares Redeemed                               (806)      (1,101)        (68)       (362)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser
        Class Shares Outstanding                  2,698        7,535         271       1,587              --              --
---------------------------------------------------------------------------------------------------------------------------------

+ The Mid Cap Value Portfolio began offering Adviser Class shares on July 17, 1998.
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              DOMESTIC
                                                 FIXED                        FIXED                   HIGH
                                                 INCOME                       INCOME                  YIELD
                                                 PORTFOLIO                    PORTFOLIO               PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                        Year Ended                 Year Ended               Year Ended
                                                       September 30,             September 30,            September 30,
                                                   ---------------------       -----------------        ------------------
(In Thousands)                                         1998           1999        1998        1999         1998         1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                  $  269,463    $   314,624    $  5,183    $  9,280    $  55,020    $  87,828
   Realized Net Gain (Loss)                          96,110       (123,134)      2,147      (5,139)      18,260       (8,975)
   Change in Unrealized Appreciation
     (Depreciation)                                 (53,419)      (176,179)        266      (6,558)     (86,841)      (6,643)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting from Operations            312,154         15,311       7,596      (2,417)     (13,561)      72,210
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                         (236,264)      (273,978)     (6,010)     (6,519)     (48,720)     (75,740)
     Realized Net Gain                              (49,292)            --        (907)         --      (14,043)      (3,816)
     In Excess of Realized Net Gain                      --       (112,821)         --      (2,430)          --      (13,719)
   INVESTMENT CLASS:
     Net Investment Income                           (1,481)        (2,372)         --          --         (867)        (674)
     Realized Net Gain                                 (297)            --          --          --         (243)         (37)
     In Excess of Realized Net Gain                      --         (1,138)         --          --           --         (131)
   ADVISER CLASS +:
     Net Investment Income                           (5,636)        (7,874)         --         (21)        (744)      (1,019)
     Realized Net Gain                               (1,121)            --          --          --         (180)         (40)
     In Excess of Realized Net Gain                      --         (3,280)         --          --           --         (145)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                         (294,091)      (401,463)     (6,917)     (8,970)     (64,797)     (95,321)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                       1,950,102        958,460      18,578     152,307      459,733      564,421
     In Lieu of Cash Distributions                  247,290        349,941       5,689       8,513       45,671       64,229
     Redeemed                                      (809,245)    (1,222,480)    (45,858)    (35,643)    (250,421)    (371,320)
   INVESTMENT CLASS:
     Issued                                          50,811         24,497          --          --        9,943        5,963
     In Lieu of Cash Distributions                    1,337          2,637          --          --          756          799
     Redeemed                                       (13,110)       (33,777)         --          --       (9,038)     (10,904)
   ADVISER CLASS +:
     Issued                                          76,130         38,314          --       1,807       20,784       28,455
     In Lieu of Cash Distributions                    4,436          8,285          --          21          805        1,072
     Redeemed                                       (26,749)       (25,174)         --        (608)     (14,409)     (25,988)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital
        Share Transactions                        1,481,002        100,703     (21,591)    126,397      263,824      256,727
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                      1,499,065       (285,449)    (20,912)    115,010      185,466      233,616
NET ASSETS:
   Beginning of Period                            3,306,197      4,805,262      96,954      76,042      539,142      724,608
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $4,805,262    $ 4,519,813    $ 76,042    $191,052    $ 724,608    $ 958,224
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss) included in end of period net
     assets                                      $   70,218    $    82,491    $    722    $  2,949    $  16,074    $  29,048
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                  161,426         82,479       1,653      13,812       47,739       62,967
     In Lieu of Cash Distributions                   20,656         30,023         514         784        4,720        7,249
     Shares Redeemed                                (66,995)      (105,699)     (4,095)     (3,266)     (25,893)     (41,499)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                                 115,087          6,803      (1,928)     11,330       26,566       28,717
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                    4,202          2,128          --          --        1,014          671
     In Lieu of Cash Distributions                      112            225          --          --           78           90
     Shares Redeemed                                 (1,089)        (2,881)         --          --         (916)      (1,210)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares Outstanding           3,225           (528)         --          --          176         (449)
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                                    6,305          3,302          --         167        2,125        3,188
     In Lieu of Cash Distributions                      370            710          --           2           83          120
     Shares Redeemed                                 (2,211)        (2,166)         --         (56)      (1,496)      (2,883)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser
        Class Shares Outstanding                      4,464          1,846          --         113          712          425
---------------------------------------------------------------------------------------------------------------------------------

+ The Domestic Fixed Income Portfolio began offering Adviser Class shares on
  March 1, 1999.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            CASH                     FIXED                    LIMITED
                                                          RESERVES                 INCOME II                  DURATION
                                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                              -------------------------------------------------------------------

                                                         Year Ended                Year Ended                Year Ended
                                                       September 30,             September 30,             September 30,
                                                   ----------------------    ----------------------    ----------------------
               (In Thousands)                        1998         1999         1998         1999         1998         1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                    $   6,810    $   8,354    $  20,027    $  24,833    $  12,691    $  12,979
   Realized Net Gain (Loss)                               --           12        8,000       (9,479)         186       (2,453)
   Change in Unrealized Appreciation
     (Depreciation)                                       --           --        1,693      (18,047)          40       (3,219)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                      6,810        8,366       29,720       (2,693)      12,917        7,307
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                            (6,810)      (8,350)     (17,747)     (23,025)     (10,732)     (15,085)
     Realized Net Gain                                    --           --       (2,552)          --           --           --
     In Excess of Realized Net Gain                       --           --           --       (9,302)          --           --
   INVESTMENT CLASS +:
     Net Investment Income                                --           (4)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                            (6,810)      (8,354)     (20,299)     (32,327)     (10,732)     (15,085)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                          443,318      501,605      253,821       47,254      123,334       31,868
     In Lieu of Cash Distributions                     6,171        7,429       15,405       28,219        9,953       13,707
     Redeemed                                       (379,725)    (520,765)     (61,386)     (99,483)     (38,331)    (128,970)
   INVESTMENT CLASS +:
     Issued                                               --        1,370           --           --           --           --
     In Lieu of Cash Distributions                        --            4           --           --           --           --
     Redeemed                                             --         (454)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital
        Share Transactions                            69,764      (10,811)     207,840      (24,010)      94,956      (83,395)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                          69,764      (10,799)     217,261      (59,030)      97,141      (91,173)
NET ASSETS:
   Beginning of Period                                98,464      168,228      226,662      443,923      155,570      252,711
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                   $ 168,228    $ 157,429    $ 443,923    $ 384,893    $ 252,711    $ 161,538
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss) included in end of period net
     assets                                        $      --    $      --    $   6,124    $   6,422    $   3,731    $     353
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                   443,316      501,607       22,215        4,326       11,856        3,088
     In Lieu of Cash Distributions                     6,171        7,429        1,362        2,531          962        1,331
     Shares Redeemed                                (379,724)    (520,764)      (5,375)      (9,004)      (3,673)     (12,522)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                                   69,763      (11,728)      18,202       (2,147)       9,145       (8,103)
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                        --        1,370           --           --           --           --
     In Lieu of Cash Distributions                        --            4           --           --           --           --
     Shares Redeemed                                      --         (455)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment
        Class Shares Outstanding                          --          919           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------

+ The Cash Reserves Portfolio began offering Investment Class shares on August
  16, 1999.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SPECIAL
                                                            PURPOSE                                            GLOBAL
                                                          FIXED INCOME               MUNICIPAL              FIXED INCOME
                                                           PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                                               ------------------------------------------------------------------

                                                           Year Ended               Year Ended               Year Ended
                                                         September 30,             September 30,           September 30,
                                                     ----------------------    ---------------------    --------------------
                (In Thousands)                         1998         1999         1998        1999         1998        1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                      $  37,148    $  32,201    $  3,859    $   5,221    $  3,594    $  3,217
   Realized Net Gain (Loss)                             14,006      (14,050)      4,194        1,657      (1,107)      2,461
   Change in Unrealized Appreciation
     (Depreciation)                                    (12,611)     (14,975)     (2,429)      (7,350)      3,607      (5,503)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                       38,543        3,176       5,624         (472)      6,094         175
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                             (36,197)     (30,952)     (3,613)      (5,526)     (2,686)     (2,797)
     Realized Net Gain                                 (11,303)      (1,670)         --           --      (1,005)     (1,208)
     In Excess of Realized Net Gain                         --      (13,202)         --           --          --          --
   INVESTMENT CLASS:
     Net Investment Income                                 (44)          --          --           --          --          --
     Realized Net Gain                                     (26)          --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                             (47,570)     (45,824)     (3,613)      (5,526)     (3,691)     (4,005)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                            164,289      102,595      50,641       52,900       7,414      17,920
     Issued due to Reorganization--Note M                   --           --          --       22,605          --          --
     In Lieu of Cash Distributions                      42,398       41,048       2,974        3,164       3,258       3,545
     Redeemed                                         (138,208)    (193,590)    (48,464)     (33,036)    (18,734)    (25,410)
   INVESTMENT CLASS:
     Issued                                                 40           --          --           --          --          --
     In Lieu of Cash Distributions                          71           --          --           --          --          --
     Redeemed                                           (1,339)          --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital
        Share Transactions                              67,251      (49,947)      5,151       45,633      (8,062)     (3,945)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                            58,224      (92,595)      7,162       39,635      (5,659)     (7,775)
NET ASSETS:
   Beginning of Period                                 494,045      552,269      75,120       82,282      77,493      71,834
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                     $ 552,269    $ 459,674    $ 82,282    $ 121,917    $ 71,834    $ 64,059
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)
     included in end of period net assets            $   8,848    $   7,327    $    317    $      12    $     (8)   $  1,121
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                      13,380        8,853       4,287        4,439         709       1,705
     Shares Issued due to Reorganization--Note
       M                                                    --           --          --        1,898          --          --
     In Lieu of Cash Distributions                       3,481        3,506         253          268         317         327
     Shares Redeemed                                   (11,247)     (16,558)     (4,109)      (2,782)     (1,795)     (2,397)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares Outstanding           5,614       (4,199)        431        3,823        (769)       (365)
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                           3           --          --           --          --          --
     In Lieu of Cash Distributions                           6           --          --           --          --          --
     Shares Redeemed                                      (109)          --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment
        Class Shares Outstanding                          (100)          --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      INTER-
                                                     NATIONAL              INTERMEDIATE                MULTI-MARKET
                                                   FIXED INCOME              DURATION                  FIXED INCOME
                                                    PORTFOLIO               PORTFOLIO                    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                    Year Ended              Year Ended
                                                  September 30,           September 30,          1997* to       Year Ended
                                                -----------------       -----------------      September 30,   September 30,
             (In Thousands)                      1998        1999        1998        1999          1998            1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                $  6,737    $  4,790    $  6,312    $  5,821          $ 4,058        $  6,661
   Realized Net Gain (Loss)                      (1,275)      3,686       1,767      (2,436)            (984)         (1,192)
   Change in Unrealized Appreciation
     (Depreciation)                               9,247      (9,698)        901      (2,824)          (1,313)         (3,213)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting from Operations         14,709      (1,222)      8,980         561            1,761           2,256
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                       (5,448)     (3,664)     (5,383)     (6,864)          (2,487)         (6,324)
     In Excess of Net Investment Income              --        (786)         --          --               --              --
     Realized Net Gain                           (1,362)     (2,919)       (822)         --               --              --
     In Excess of Realized Net Gain                  --          --          --      (2,363)             (53)             --
   INVESTMENT CLASS +:
     Net Investment Income                           --          --          --        (127)              --              --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                       (6,810)     (7,369)     (6,205)     (9,354)          (2,540)         (6,324)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                      20,599      40,078      75,860       9,931           97,376           8,691
     In Lieu of Cash Distributions                6,158       6,680       3,468       6,347            2,521           3,908
     Redeemed                                   (37,095)    (62,499)    (37,331)    (73,849)          (2,056)         (4,287)
   INVESTMENT CLASS +:
     Issued                                          --          --          --       9,163               --              --
     In Lieu of Cash Distributions                   --          --          --         127               --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions              (10,338)    (15,741)     41,997     (48,281)          97,841           8,312
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                     (2,439)    (24,332)     44,772     (57,074)          97,062           4,244
NET ASSETS:
   Beginning of Period                          152,752     150,313      72,119     116,891               --          97,062
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                               $150,313    $125,981    $116,891    $ 59,817          $97,062        $101,306
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (loss) included in end of period net
     assets                                    $ (3,237)   $   (785)   $  1,816    $    135          $ 1,681        $  1,742
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                2,087       3,925       7,276         975            9,793             913
     In Lieu of Cash Distributions                  634         622         336         626              253             405
     Shares Redeemed                             (3,724)     (6,082)     (3,551)     (7,376)            (204)           (452)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                              (1,003)     (1,535)      4,061      (5,775)           9,842             866
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                   --          --          --         939               --              --
     In Lieu of Cash Distributions                   --          --          --          13               --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                                  --          --          --         952               --              --
---------------------------------------------------------------------------------------------------------------------------------

+ The Intermediate Duration Portfolio began offering Investment Class shares on
  August 16, 1999.
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               MULTI-ASSET-
                                                                        BALANCED                  CLASS
                                                                        PORTFOLIO               PORTFOLIO
                                                                      ----------------------------------------------
                                                                      September 30,           September 30,
                                                                   ------------------       ------------------
                       (In Thousands)                               1998        1999         1998        1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                                   $ 13,231    $  13,987    $  5,504    $  5,054
   Realized Net Gain (Loss)                                         42,000       47,459      14,673      17,846
   Change in Unrealized Appreciation (Depreciation)                (46,784)       9,204     (20,666)      7,066
--------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                    8,447       70,650        (489)     29,966
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                                         (12,012)     (12,193)     (4,749)     (4,601)
     Realized Net Gain                                             (38,845)     (38,112)    (18,905)    (13,405)
   INVESTMENT CLASS:
     Net Investment Income                                             (77)         (12)       (138)       (189)
     Realized Net Gain                                                (454)         (45)       (567)       (506)
   ADVISER CLASS:
     Net Investment Income                                            (908)        (781)         --          --
     Realized Net Gain                                              (3,340)      (2,479)         --          --
--------------------------------------------------------------------------------------------------------------------
       Total Distributions                                         (55,636)     (53,622)    (24,359)    (18,701)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                         96,379       71,797      23,993      13,772
     Issued due to Reorganization--Note M                            4,938           --          --          --
     In Lieu of Cash Distributions                                  50,795       50,242      21,649      16,513
     Redeemed                                                      (69,316)    (178,690)    (29,755)    (53,340)
   INVESTMENT CLASS:
     Issued                                                            914          259       1,489         119
     In Lieu of Cash Distributions                                     531           58         705         695
     Redeemed                                                       (4,648)        (584)       (191)       (188)
   ADVISER CLASS:
     Issued                                                          5,523        4,775          --          --
     Issued due to Reorganization--Note M                              241           --          --          --
     In Lieu of Cash Distributions                                   4,247        3,259          --          --
     Redeemed                                                       (9,570)      (4,278)         --          --
--------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
       Transactions                                                 80,034      (53,162)     17,890     (22,429)
--------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                        32,845      (36,134)     (6,958)    (11,164)
NET ASSETS:
   Beginning of Period                                             374,593      407,438     178,230     171,272
--------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                  $407,438    $ 371,304    $171,272    $160,108
--------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss) included in
     end of period net assets                                     $  3,496    $   3,741    $    873    $  2,087
--------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                                   6,793        5,144       1,889       1,097
     Shares Issued due to Reorganization--Note M                       334           --          --          --
     In Lieu of Cash Distributions                                   3,799        3,808       1,826       1,394
     Shares Redeemed                                                (4,951)     (12,652)     (2,355)     (4,252)
--------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class Shares
       Outstanding                                                   5,975       (3,700)      1,360      (1,761)
--------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                                      64           19         115          10
     In Lieu of Cash Distributions                                      40            4          59          58
     Shares Redeemed                                                  (329)         (41)        (15)        (15)
--------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class Shares
       Outstanding                                                    (225)         (18)        159          53
--------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                                                     383          341          --          --
     Shares Issued due to Reorganization--Note M                        16           --          --          --
     In Lieu of Cash Distributions                                     319          247          --          --
     Shares Redeemed                                                  (672)        (306)         --          --
--------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser Class Shares
       Outstanding                                                      46          282          --          --
--------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


VALUE PORTFOLIO                                                                                        Institutional Class
                                                                -----------------------------------------------------------------
                                                                                                  Year Ended September 30,
                                                                    ------------------------------------------------------
                                                              1995          1996        1997++          1998        1999++
                                                                    ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    12.63    $    14.89    $    15.61    $    20.37    $    15.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                     0.31          0.30          0.34          0.34          0.21
    Net Realized and Unrealized Gain (Loss) on
      Investments                                             3.34          2.20          5.75         (3.38)         1.11
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              3.65          2.50          6.09         (3.04)         1.32
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                    (0.31)        (0.32)        (0.30)        (0.36)        (0.28)
    Realized Net Gain                                        (1.08)        (1.46)        (1.03)        (1.81)        (2.61)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (1.39)        (1.78)        (1.33)        (2.17)        (2.89)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    14.89    $    15.61    $    20.37    $    15.16    $    13.59
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                32.58%        18.41%        41.25%       (16.41%)        8.30%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)               $1,271,586    $1,844,740    $3,542,772    $2,288,236    $1,079,356
    Ratio of Expenses to Average Net Assets (1)              0.60%         0.61%         0.62%         0.60%         0.63%
    Ratio of Net Investment Income to Average Net
      Assets                                                 2.43%         2.07%         1.93%         1.76%         1.38%
    Portfolio Turnover Rate                                    56%           53%           46%           56%           53%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                          0.60%         0.60%         0.61%         0.59%         0.62%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 Investment Class             Adviser Class
                                                      ---------------------------------------------------------------------
                                                            May 6,                     Year Ended       July 17,       Year
                                                         1996** to                  September 30,     1996*** to      Ended
                                                         September       ------------------------      September   September
                                                               30,    1997!!       1998    1999!!            30,   30,
                                                              1996                                          1996   --------
                                                                                                                     1997!!
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      14.97   $ 15.60   $  20.36   $ 15.15   $      14.11   $  15.61
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                     0.12      0.31       0.31      0.19           0.01       0.30
    Net Realized and Unrealized Gain (Loss) on
      Investments                                             0.59      5.75      (3.38)     1.12           1.49       5.74
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.71      6.06      (3.07)     1.31           1.50       6.04
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                    (0.08)    (0.27)     (0.33)    (0.27)            --      (0.27)
    Realized Net Gain                                           --     (1.03)     (1.81)    (2.61)            --      (1.03)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (0.08)    (1.30)     (2.14)    (2.88)            --      (1.30)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      15.60   $ 20.36   $  15.15   $ 13.58   $      15.61   $  20.35
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 4.78%    41.01%    (16.55%)    8.20%         10.63%     40.87%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)             $      9,244   $29,847   $ 24,527   $ 9,673   $     15,493   $201,253
    Ratio of Expenses to Average Net Assets (2)              0.76%*    0.80%      0.75%     0.78%          0.86%*     0.90%
    Ratio of Net Investment Income to Average
      Net Assets                                             2.05%*    1.75%      1.62%     1.25%          1.66%*     1.63%
    Portfolio Turnover Rate                                    53%       46%        56%       53%            53%        46%
---------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                     N/A     0.09%        N/A       N/A            N/A        N/A
    Ratio Including Expense Offsets                          0.75%*    0.79%      0.74%     0.77%          0.85%*     0.89%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


                                                      -----------------------------
                                                            May 6,                     Year Ended
                                                         1996** to                  September 30,     1996***
                                                         September       ------------------------      September   Septembe
                                                               30,    1997!!       1998    1999!!            30,   30,
                                                              1996                                          1996   --------      199
8   1999!!
                                                                                                                     1997!!
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  20.35   $  15.13
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                             0.29       0.17
    Net Realized and Unrealized Gain (Loss) on
      Investments                                    (3.38)      1.12
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     (3.09)      1.29
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                            (0.32)     (0.24)
    Realized Net Gain                                (1.81)     (2.61)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (2.13)     (2.85)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  15.13   $  13.57
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       (16.66%)     8.10%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)         $325,272   $254,483
    Ratio of Expenses to Average Net Assets (2)      0.85%      0.88%
    Ratio of Net Investment Income to Average
      Net Assets                                     1.52%      1.10%
    Portfolio Turnover Rate                            56%        53%
---------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                             N/A        N/A
    Ratio Including Expense Offsets                  0.84%      0.87%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
++   Per share amounts for the year ended September 30, 1997 and
     September 30, 1999, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
EQUITY PORTFOLIO                                                                               Year Ended September 30,
                                                                   ----------------------------------------------------
                                                               1995          1996          1997        1998        1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    21.05    $    24.43    $    25.67    $  29.45    $  20.44
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.52          0.50          0.36        0.24        0.14
   Net Realized and Unrealized Gain (Loss) on
     Investments                                               4.55          3.26          8.22       (1.04)       5.24
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               5.07          3.76          8.58       (0.80)       5.38
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (0.52)        (0.50)        (0.40)      (0.28)      (0.17)
   Realized Net Gain                                          (1.17)        (2.02)        (4.40)      (7.93)      (5.83)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (1.69)        (2.52)        (4.80)      (8.21)      (6.00)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    24.43    $    25.67    $    29.45    $  20.44    $  19.82
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 26.15%        16.48%        38.46%      (2.66%)     30.15%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $1,597,632    $1,442,261    $1,312,547    $872,662    $635,593
   Ratio of Expenses to Average Net Assets (1)                0.61%         0.60%         0.60%       0.61%       0.62%
   Ratio of Net Investment Income to Average Net
     Assets                                                   2.39%         1.95%         1.30%       0.94%       0.64%
   Portfolio Turnover Rate                                      67%           67%           85%         77%        103%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          0.60%         0.60%         0.59%       0.59%       0.60%
---------------------------------------------------------------------------------------------------------------------------------


                                                                         Investment Class                           Adviser Class
                                               April 10,                       Year Ended       January 16,           Year
                                               1996** to                    September 30,        1998*** to          Ended
                                               September         ------------------------         September      September
                                                     30,       1997       1998       1999               30,            30,
                                                    1996                                               1998           1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     24.31    $ 25.66    $ 29.42    $ 20.42       $     20.50    $     20.42
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.22       0.34       0.20       0.07              0.10           0.11
   Net Realized and Unrealized Gain
     (Loss) on Investments                          1.24       8.17      (1.03)      5.27             (0.09)          5.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    1.46       8.51      (0.83)      5.34              0.01           5.32
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                           (0.11)     (0.35)     (0.24)     (0.13)            (0.09)         (0.12)
   Realized Net Gain                                  --      (4.40)     (7.93)     (5.83)               --          (5.83)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                (0.11)     (4.75)     (8.17)     (5.96)            (0.09)         (5.95)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     25.66    $ 29.42    $ 20.42    $ 19.80       $     20.42    $     19.79
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       6.02%     38.12%     (2.78%)    29.92%            (0.02%)        29.80%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                             $       113    $ 2,354    $ 2,029    $   986       $       373    $     2,123
   Ratio of Expenses to Average Net
     Assets (2)                                    0.75%*     0.80%      0.76%      0.77%             0.88%*         0.87%
   Ratio of Net Investment Income to Average
     Net Assets                                    1.83%*     1.12%      0.78%      0.52%             0.65%*         0.34%
   Portfolio Turnover Rate                           67%        85%        77%       103%               77%           103%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                          N/A      1.28%        N/A        N/A               N/A            N/A
     Ratio Including Expense Offsets               0.75%*     0.80%      0.74%      0.75%             0.82%*         0.85%
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
SMALL CAP VALUE PORTFOLIO                                                                         Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1995        1996        1997        1998       1999+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 17.67     $ 18.28     $ 19.64     $ 24.97     $ 17.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.19        0.18        0.15        0.16        0.13
   Net Realized and Unrealized Gain (Loss) on Investments             2.49        3.62        8.39       (4.33)       3.65
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      2.68        3.80        8.54       (4.17)       3.78
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.14)      (0.20)      (0.11)      (0.14)      (0.07)
   Realized Net Gain                                                 (1.93)      (2.24)      (3.10)      (3.29)      (2.46)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (2.07)      (2.44)      (3.21)      (3.43)      (2.53)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  18.28    $  19.64    $  24.97    $  17.37    $  18.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        18.39%      24.00%      49.81%     (18.34%)     23.83%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $430,368    $585,457    $897,396    $716,729    $897,629
   Ratio of Expenses to Average Net Assets (1)                       0.87%       0.86%       0.86%       0.86%       0.86%
   Ratio of Net Investment Income to Average Net Assets              1.20%       0.99%       0.70%       0.71%       0.70%
   Portfolio Turnover Rate                                            119%        145%        107%        163%        251%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                 0.87%       0.86%       0.86%       0.86%       0.86%
---------------------------------------------------------------------------------------------------------------------------------


                                                                        Adviser Class
                                                                        --------------------
                                                                          January 22,
                                                                            1999** to
                                                                        September 30,
                                                                                1999+
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 17.32
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                        0.06
    Net Realized and Unrealized Gain (Loss) on Investments                       1.24
--------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                 1.30
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $18.62
--------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    7.51%
--------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                     $16,117
    Ratio of Expenses to Average Net Assets (2)                                 1.11%*
    Ratio of Net Investment Income to Average Net Assets                        0.45%*
    Portfolio Turnover Rate                                                      251%
--------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                             1.10%*
--------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Adviser Class shares
-----------------------------------------------------------------
+    Per share amounts for the period ended September 30, 1999
     are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                           Institutional Class
                                                                         -----------------------------------------------------
MID CAP GROWTH PORTFOLIO                                                                          Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1995        1996        1997        1998        1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  16.29    $  18.60    $  20.53    $  21.84    $  18.62
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                                      0.03        0.01       (0.01)      (0.03)      (0.01)
    Net Realized and Unrealized Gain (Loss) on Investments            4.21        4.70        4.75        0.24       10.65
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      4.24        4.71        4.74        0.21       10.64
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.03)      (0.03)         --          --       (0.00)++
    Realized Net Gain                                                (1.90)      (2.75)      (3.43)      (3.43)      (3.49)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (1.93)      (2.78)      (3.43)      (3.43)      (3.49)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  18.60    $  20.53    $  21.84    $  18.62    $  25.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        30.56%      28.81%      28.05%       2.00%      64.27%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $373,547    $403,281    $446,963    $429,955    $785,659
    Ratio of Expenses to Average Net Assets (1)                      0.61%       0.60%       0.63%       0.62%       0.62%
    Ratio of Net Investment Income to Average Net Assets             0.21%       0.04%      (0.07%)     (0.13%)     (0.07%)
    Portfolio Turnover Rate                                           129%        141%        134%        172%        208%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                  0.60%       0.60%       0.61%       0.60%       0.60%
------------------------------------------------------------------------------------------------------------------------------



                                                                                             Adviser Class
                                                                       -----------------------------------
                                                                    January 31,             Year Ended
                                                                      1997** to          September 30,
                                                                  September 30,       ----------------
                                                                           1997       1998        1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       17.04    $ 21.81    $  18.55
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                                          (0.02)     (0.03)      (0.05)
    Net Realized and Unrealized Gain (Loss) on Investments                 4.79       0.20       10.58
----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           4.77       0.17       10.53
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Realized Net Gain                                                        --      (3.43)      (3.49)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          --      (3.43)      (3.49)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       21.81    $ 18.55    $  25.59
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             27.99%      1.79%      63.87%
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $       1,200    $51,058    $263,312
    Ratio of Expenses to Average Net Assets (2)                           0.88%*     0.87%       0.88%
    Ratio of Net Investment Income to Average Net Assets                 (0.41%)*   (0.25%)     (0.31%)
    Portfolio Turnover Rate                                                134%       172%        208%
----------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                       0.86%*     0.84%       0.86%
----------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Adviser Class shares
++   Amount is less than $0.01 per share.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period



                                                                                                              Institutional Class
                                                                     ------------------------------------------------------------
                                                               December 30,    Year Ended September 30,
                                                                  1994** to    -------------------------------------
                                                              September 30,                 1997++      1998++      1999++
MID CAP VALUE PORTFOLIO                                                1995       1996
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       10.00    $ 13.45    $  14.49    $  21.80    $  18.12
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                              0.55L      0.11        0.05        0.08        0.12
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                      2.90       2.52        8.37       (1.53)       5.01
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       3.45       2.63        8.42       (1.45)       5.13
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                --      (0.55)      (0.10)      (0.04)      (0.06)
    Realized Net Gain                                                    --      (1.04)      (1.01)      (2.19)      (1.31)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      --      (1.59)      (1.11)      (2.23)      (1.37)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $       13.45    $ 14.49    $  21.80    $  18.12    $  21.88
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         34.50%     22.30%      61.40%      (6.92%)     29.44%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                           $ 4,507    $50,449    $220,260    $420,555    $721,015
    Ratio of Expenses to Average Net Assets (1)                       0.93%*     0.88%       0.90%       0.90%       0.87%
    Ratio of Net Investment Income to Average Net
      Assets                                                         10.13%*L    1.61%       0.28%       0.40%       0.57%
    Portfolio Turnover Rate                                            639%L      377%        184%        213%        244%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                            2.13%*     0.18%       0.02%         N/A         N/A
    Ratio Including Expense Offsets                                   0.88%*     0.88%       0.88%       0.88%       0.86%
---------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations

L    Net Investment Income, the Ratio of Net Investment Income to
     Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.



                                                                   Investment Class                 Adviser Class
                                           May 10,         Year Ended September 30,              July 17,
                                        1996*** to        -------------------------           1998**** to       Year Ended
                                     September 30,     1997++     1998++     1999++         September 30,    September 30,
                                              1996                                                 1998++           1999++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $       13.77    $ 14.48    $ 21.75    $ 18.05         $       21.82    $       18.12
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
    Net Investment Income                     0.04       0.01       0.05       0.09                  0.01             0.07
    Net Realized and Unrealized
      Gain (Loss) on
      Investments                             0.67       8.36      (1.53)      5.00                 (3.71)            5.01
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                   0.71       8.37      (1.48)      5.09                 (3.70)            5.08
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                       --      (0.09)     (0.03)     (0.03)                   --            (0.03)
    Realized Net Gain                           --      (1.01)     (2.19)     (1.31)                   --            (1.31)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             --      (1.10)     (2.22)     (1.34)                   --            (1.34)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $       14.48    $ 21.75    $ 18.05    $ 21.80         $       18.12    $       21.86
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 5.16%     61.05%     (7.08%)    29.30%               (16.96%)          29.12%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period
      (Thousands)                    $         127    $ 1,238    $18,861    $25,197         $       4,919    $      40,636
    Ratio of Expenses to
      Average Net Assets (2)                 1.03%*     1.09%      1.05%      1.02%                 1.24%*           1.12%
    Ratio of Net Investment
      Income to Average Net
      Assets                                 0.86%*     0.04%      0.25%      0.42%                 0.25%*           0.33%
    Portfolio Turnover Rate                   377%       184%       213%       244%                  213%             244%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to
      Expense
      Reimbursement/Waiver                   0.14%*     4.60%        N/A        N/A                   N/A              N/A
    Ratio Including Expense
      Offsets                                1.03%*     1.07%      1.03%      1.01%                 1.17%*           1.11%
---------------------------------------------------------------------------------------------------------------------------------

***   Initial offering of Investment Class shares
****  Initial offering of Adviser Class shares
------------------------------------------------------------------
*     Annualized
++    Per share amounts for the years ended September 30, 1997,
      September 30, 1998 and September 30, 1999 are based on
      average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period


                                                                        Institutional Class
                                                                        June 30,            Year
                                                                       1998** to           Ended
                                                                       September       September
                                                                             30,             30,
SMALL CAP GROWTH PORTFOLIO                                                  1998          1999++
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.00    $       8.57
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                                           (0.01)          (0.13)
    Net Realized and Unrealized Gain (Loss) on Investments                 (1.42)          23.84
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (1.43)          23.71
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $       8.57    $      32.28
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (14.30%)        276.66%
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                           $      3,004    $     93,229
    Ratio of Expenses to Average Net Assets (1)                            1.16%*          1.18%
    Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                               (0.46%)*        (0.50%)
    Portfolio Turnover Rate                                                  67%            300%
-------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                 3.67%*          0.15%
    Ratio Including Expense Offsets                                        1.15%*          1.15%
-------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
++   Per share amounts for the year ended September 30, 1999, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   For a Share Outstanding Throughout the Period


                                                                                                              Institutional Class
                                                                      -----------------------------------------------------------

FIXED INCOME PORTFOLIO                                     Year Ended September 30,
                                                           ------------------------------------------------------
                                                                 1995          1996        1997++        1998++        1999++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.93    $    11.82    $    11.83    $    12.22    $    12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                        0.80          0.78          0.80          0.78          0.77
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                0.69          0.08          0.50          0.14         (0.72)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                 1.49          0.86          1.30          0.92          0.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                       (0.60)        (0.79)        (0.78)        (0.75)        (0.71)
    Realized Net Gain                                              --         (0.06)        (0.13)        (0.17)           --
    In Excess of Realized Net Gain                                 --            --            --            --         (0.30)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (0.60)        (0.85)        (0.91)        (0.92)        (1.01)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $    11.82    $    11.83    $    12.22    $    12.22    $    11.26
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   14.19%         7.63%        11.47%         7.90%         0.33%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                  $1,487,409    $1,790,146    $3,219,987    $4,625,015    $4,338,939
    Ratio of Expenses to Average Net Assets (1)                 0.49%         0.48%         0.49%         0.48%         0.48%
    Ratio of Net Investment Income to Average Net
      Assets                                                    7.28%         6.77%         6.73%         6.49%         6.62%
    Portfolio Turnover Rate                                      140%          162%          179%          121%          103%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                             0.48%         0.48%         0.48%         0.47%         0.47%
---------------------------------------------------------------------------------------------------------------------------------


                                                                        Investment Class                            Adviser Class
                                                               ------------------------------------------------------------------
                                                         October 15,          Year Ended    November 7,            Year Ended
                                                           1996** to       September 30,     1996*** to         September 30,
                                                           September      --------------      September      ----------------
                                                                 30,    1998++    1999++            30,                1999++
                                                              1997++                             1997++     1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.80   $ 12.22   $ 12.22   $      12.04   $  12.22   $  12.23
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                       0.75      0.76      0.76           0.70       0.75       0.74
    Net Realized and Unrealized Gain (Loss) on
      Investments                                               0.40      0.14     (0.72)          0.20       0.14      (0.72)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                1.15      0.90      0.04           0.90       0.89       0.02
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                      (0.60)    (0.73)    (0.69)         (0.59)     (0.71)     (0.69)
    Realized Net Gain                                          (0.13)    (0.17)       --          (0.13)     (0.17)        --
    In Excess of Realized Net Gain                                --        --     (0.30)            --         --      (0.30)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.73)    (0.90)    (0.99)         (0.72)     (0.88)     (0.99)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      12.22   $ 12.22   $ 11.27   $      12.22   $  12.23   $  11.26
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  10.07%     7.72%     0.24%          7.79%      7.63%      0.07%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)               $      9,527   $48,944   $39,165   $     76,683   $131,303   $141,709
    Ratio of Expenses to Average Net Assets (2)                0.66%*    0.63%     0.63%          0.77%*     0.73%      0.73%
    Ratio of Net Investment Income to Average Net
      Assets                                                   6.57%*    6.31%     6.50%          6.50%*     6.22%      6.38%
    Portfolio Turnover Rate                                     179%      121%      103%           179%       121%       103%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                     0.12%*      N/A       N/A          0.01%*       N/A        N/A
    Ratio Including Expense Offsets                            0.65%*    0.62%     0.62%          0.76%*     0.72%      0.72%
---------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the years ended September 30, 1997,
     September 30, 1998 and September 30, 1999, are based on
     average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

DOMESTIC FIXED INCOME PORTFOLIO


                                                                                     Institutional Class

                                                                                   Year Ended September 30,
                                                                         --------------------------------------------
                                                                        1995       1996       1997       1998        1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  9.87    $ 11.03    $ 10.89    $ 11.27    $  11.40
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                               0.52       0.56       0.74       0.73        0.71
    Net Realized and Unrealized Gain (Loss) on Investments              0.87      (0.09)      0.33       0.32       (0.83)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        1.39       0.47       1.07       1.05       (0.12)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                              (0.23)     (0.57)     (0.67)     (0.79)      (0.52)
    Realized Net Gain                                                     --         --      (0.02)     (0.13)         --
    In Excess of Realized Net Gain                                        --      (0.04)        --         --       (0.21)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                    (0.23)     (0.61)     (0.69)     (0.92)      (0.73)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 11.03    $ 10.89    $ 11.27    $ 11.40    $  10.55
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          14.33%      4.41%     10.20%      9.83%      (1.12%)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $36,147    $95,362    $96,954    $76,042    $189,860
    Ratio of Expenses to Average Net Assets (1)                        0.51%      0.52%      0.51%      0.51%       0.51%
    Ratio of Net Investment Income to Average Net Assets               6.80%      5.73%      6.48%      6.32%       6.09%
    Portfolio Turnover Rate                                             313%       168%       217%       145%        115%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver             0.09%      0.01%      0.01%      0.01%         N/A
    Ratio Including Expense Offsets                                    0.50%      0.50%      0.50%      0.50%       0.49%
--------------------------------------------------------------------------------------------------------------------------------


                                                                  Adviser Class
                                                                 ---------------------
                                                                        March 1
                                                                      1999** to
                                                                  September 30,
                                                                           1999
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       10.85
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                  0.39
    Net Realized and Unrealized Gain (Loss) on Investments                (0.43)
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (0.04)
--------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                 (0.28)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       10.53
--------------------------------------------------------------------------------------
TOTAL RETURN                                                             (0.40%)
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $       1,192
    Ratio of Expenses to Average Net Assets (1)                           0.75%*
    Ratio of Net Investment Income to Average Net Assets                  6.73%*
    Portfolio Turnover Rate                                                115%
--------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                  N/A
    Ratio Including Expense Offsets                                       0.74%*
--------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

HIGH YIELD PORTFOLIO


                                                                                    Institutional Class

                                                                                  Year Ended September 30,
                                                                      ------------------------------------------------
                                                                      1995        1996      1997++      1998++      1999++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   8.97    $   9.08    $   9.32    $  10.15    $   8.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.90        0.88        0.86        0.85        0.86
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                     0.19        0.28        0.87       (0.93)      (0.10)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.09        1.16        1.73       (0.08)       0.76
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.85)      (0.92)      (0.87)      (0.82)      (0.79)
    Realized Net Gain                                                (0.08)         --       (0.03)      (0.26)      (0.04)
    In Excess of Realized Net Gain                                   (0.05)         --          --          --       (0.15)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.98)      (0.92)      (0.90)      (1.08)      (0.98)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   9.08    $   9.32    $  10.15    $   8.99    $   8.77
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        13.58%      13.83%      19.90%      (1.17%)      8.81%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $220,785    $289,810    $523,899    $703,110    $937,482
    Ratio of Expenses to Average Net Assets (1)                      0.50%       0.49%       0.51%       0.50%       0.49%
    Ratio of Net Investment Income to Average Net Assets            10.68%      10.04%       9.05%       8.74%       9.61%
    Portfolio Turnover Rate                                            96%        115%         96%         75%         45%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                  0.49%       0.48%       0.50%       0.48%       0.48%
---------------------------------------------------------------------------------------------------------------------------------


                                                                      Investment Class                          Adviser Class
                                               May 21,        Year Ended September 30,      January 31,            Year Ended
                                             1996** to        ------------------------       1997*** to         September 30,
                                         September 30,     1997++     1998++    1999++    September 30,       ---------------
                                                  1996                                           1997++     1998++     1999++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                   $        9.06    $  9.31    $ 10.16    $ 9.00    $        9.39    $ 10.15    $  8.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                         0.31       0.84       0.83      0.85             0.56       0.83       0.84
    Net Realized and Unrealized
      Gain (Loss) on Investments                  0.16       0.88      (0.93)    (0.10)            0.59      (0.93)     (0.11)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  0.47       1.72      (0.10)     0.75             1.15      (0.10)      0.73
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                        (0.22)     (0.84)     (0.80)    (0.78)           (0.39)     (0.80)     (0.77)
    Realized Net Gain                               --      (0.03)     (0.26)    (0.04)              --      (0.26)     (0.04)
    In Excess of Realized Net Gain                  --         --         --     (0.15)              --         --      (0.15)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (0.22)     (0.87)     (1.06)    (0.97)           (0.39)     (1.06)     (0.96)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $        9.31    $ 10.16    $  9.00    $ 8.78    $       10.15    $  8.99    $  8.76
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     5.34%     19.77%     (1.37%)    8.67%           12.63%     (1.37%)     8.44%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period
      (Thousands)                        $       5,139    $10,916    $11,262    $7,041    $       4,327    $10,236    $13,701
    Ratio of Expenses to Average
      Net Assets (2)                             0.62%*     0.70%      0.65%     0.64%            0.78%*     0.75%      0.74%
    Ratio of Net Investment Income
      to Average Net Assets                     11.06%*     8.84%      8.58%     9.50%            8.68%*     8.55%      9.29%
    Portfolio Turnover Rate                       115%        96%        75%       45%              96%        75%        45%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to
       Expense
       Reimbursement/Waiver                        N/A      0.22%        N/A       N/A              N/A        N/A        N/A
     Ratio Including Expense
       Offsets                                   0.61%*     0.69%      0.63%     0.63%            0.76%*     0.73%      0.73%
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
++   Per share amounts for the years ended September 30, 1997,
     September 30, 1998 and September 30, 1999 are based on
     average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

CASH RESERVES PORTFOLIO


                                                                                      Institutional Class

                                                                                   Year Ended September 30,
                                                                         ---------------------------------------------
                                                                        1995       1996       1997        1998        1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 1.000    $ 1.000    $ 1.000    $  1.000    $  1.000
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                              0.055      0.052      0.052       0.053       0.048
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       0.055      0.052      0.052       0.053       0.048
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                             (0.055)    (0.052)    (0.052)     (0.053)     (0.048)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 1.000    $ 1.000    $ 1.000    $  1.000    $  1.000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           5.57%      5.35%      5.32%       5.47%       4.93%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $44,624    $78,497    $98,464    $168,228    $156,510
    Ratio of Expenses to Average Net Assets (1)                        0.33%      0.33%      0.33%       0.32%       0.33%
    Ratio of Net Investment Income to Average Net Assets               5.45%      5.19%      5.20%       5.33%       4.77%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Reduction of Ratio due to Expense Reimbursement/Waiver             0.11%      0.09%      0.07%       0.05%       0.04%
    Ratio Including Expense Offsets                                    0.32%      0.32%      0.32%       0.32%       0.32%
---------------------------------------------------------------------------------------------------------------------------------


                                                                  Investment Class
                                                                    ---------------------
                                                                        August 16,
                                                                         1999** to
                                                                     September 30,
                                                                              1999
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $          1.000
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                    0.006
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                             0.006
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                   (0.006)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $          1.000
-----------------------------------------------------------------------------------------
TOTAL RETURN                                                                 0.60%
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $            919
    Ratio of Expenses to Average Net Assets (1)                              0.48%*
    Ratio of Net Investment Income to Average Net Assets                     4.83%*
-----------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction of Ratio due to Expense Reimbursement/Waiver                   0.04%*
    Ratio Including Expense Offsets                                          0.47%*
-----------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                       INSTITUTIONAL CLASS
FIXED INCOME II PORTFOLIO                                                                         Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1995        1996        1997        1998        1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.42    $  11.33    $  11.23    $  11.46    $  11.69
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.71        0.70        0.74        0.61        0.69
    Net Realized and Unrealized Gain (Loss) on Investments            0.71       (0.03)       0.39        0.40       (0.75)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.42        0.67        1.13        1.01       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.51)      (0.66)      (0.79)      (0.66)      (0.63)
    Realized Net Gain                                                   --       (0.08)      (0.11)      (0.12)         --
    In Excess of Realized Net Gain                                      --       (0.03)         --          --       (0.26)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.51)      (0.77)      (0.90)      (0.78)      (0.89)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  11.33    $  11.23    $  11.46    $  11.69    $  10.74
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        14.13%       6.12%      10.58%       9.23%      (0.57%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $176,945    $191,740    $226,662    $443,923    $384,893
    Ratio of Expenses to Average Net Assets (1)                      0.51%       0.50%       0.50%       0.50%       0.48%
    Ratio of Net Investment Income to Average Net Assets             6.75%       6.06%       6.54%       6.19%       6.20%
    Portfolio Turnover Rate                                           153%        165%        182%         92%        106%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                  0.49%       0.49%       0.49%       0.49%       0.47%
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                       INSTITUTIONAL CLASS
LIMITED DURATION PORTFOLIO                                                                        Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1995        1996        1997        1998        1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.19    $  10.41    $  10.38    $  10.49    $  10.54
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.56        0.58        0.62        0.59        0.68
    Net Realized and Unrealized Gain (Loss) on Investments            0.22       (0.03)       0.08        0.03       (0.31)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.78        0.55        0.70        0.62        0.37
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.55)      (0.58)      (0.59)      (0.57)      (0.73)
    In Excess of Realized Net Gain                                   (0.01)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.56)      (0.58)      (0.59)      (0.57)      (0.73)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  10.41    $  10.38    $  10.49    $  10.54    $  10.18
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         7.95%       5.47%       6.98%       6.13%       3.61%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $100,186    $123,227    $155,570    $252,711    $161,538
    Ratio of Expenses to Average Net Assets (1)                      0.43%       0.43%       0.43%       0.42%       0.41%
    Ratio of Net Investment Income to Average Net Assets             5.96%       5.65%       6.15%       5.89%       6.16%
    Portfolio Turnover Rate                                           119%        174%        130%        107%        102%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver           0.02%         N/A       0.00%#        N/A         N/A
    Ratio Including Expense Offsets                                  0.42%       0.42%       0.42%       0.41%       0.41%
---------------------------------------------------------------------------------------------------------------------------------

#    Amount is less than 0.01%

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                       INSTITUTIONAL CLASS
SPECIAL PURPOSE FIXED INCOME PORTFOLIO                                                            Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1995        1996      1997++        1998        1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  11.52    $  12.53    $  12.26    $  12.58    $  12.33
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.91        0.83        0.85        0.84        0.78
    Net Realized and Unrealized Gain (Loss) on Investments            0.75        0.08        0.52        0.03       (0.69)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.66        0.91        1.37        0.87        0.09
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.65)      (0.88)      (0.87)      (0.85)      (0.73)
    Realized Net Gain                                                   --       (0.30)      (0.18)      (0.27)      (0.04)
    In Excess of Realized Net Gain                                      --          --          --          --       (0.33)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.65)      (1.18)      (1.05)      (1.12)      (1.10)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  12.53    $  12.26    $  12.58    $  12.33    $  11.32
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        14.97%       7.74%      11.78%       7.31%       0.71%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $390,258    $447,646    $492,784    $552,269    $459,674
    Ratio of Expenses to Average Net Assets (1)                      0.49%       0.49%       0.49%       0.49%       0.49%
    Ratio of Net Investment Income to Average Net Assets             7.33%       6.75%       6.88%       6.89%       6.46%
    Portfolio Turnover Rate                                           143%        151%        198%        105%        124%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                  0.48%       0.49%       0.48%       0.48%       0.48%
---------------------------------------------------------------------------------------------------------------------------------

++ Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.


                                                                                                     INSTITUTIONAL CLASS
MUNICIPAL PORTFOLIO                                                                             Year Ended September 30,
                                                                            --------------------------------------------
                                                                       1995       1996       1997       1998        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.04    $ 10.75    $ 11.23    $ 11.64    $  11.96
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                              0.59       0.51       0.53       0.54        0.55
    Net Realized and Unrealized Gain (Loss) on Investments             0.71       0.49       0.40       0.28       (0.53)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       1.30       1.00       0.93       0.82        0.02
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                             (0.59)     (0.52)     (0.52)     (0.50)      (0.59)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   (0.59)     (0.52)     (0.52)     (0.50)      (0.59)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 10.75    $ 11.23    $ 11.64    $ 11.96    $  11.39
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         13.37%      9.46%      8.47%      7.20%       0.11%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                           $36,040    $54,536    $75,120    $82,282    $121,917
    Ratio of Expenses to Average Net Assets (1)                       0.50%      0.51%      0.51%      0.52%       0.51%
    Ratio of Net Investment Income to Average Net Assets              5.64%      4.66%      4.70%      4.58%       4.72%
    Portfolio Turnover Rate                                             58%        78%        54%       140%         88%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver            0.09%      0.09%      0.05%      0.04%       0.09%
    Ratio Including Expense Offsets                                   0.50%      0.50%      0.50%      0.50%       0.50%
-------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
                                                                     ------------------------------------------------------------

                                                                                                         Year Ended September 30,
                                                                              ---------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO                                     1995                    1997++         1998         1999
                                                                               1996
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.20      $ 11.05      $ 11.01      $ 10.64      $ 11.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                         0.71         0.63         0.60         0.55         0.51
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                 0.81         0.09        (0.22)        0.38        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  1.52         0.72         0.38         0.93         0.02
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                        (0.67)       (0.71)       (0.59)       (0.39)       (0.44)
    Realized Net Gain                                               --        (0.05)       (0.16)       (0.15)       (0.19)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              (0.67)       (0.76)       (0.75)       (0.54)       (0.63)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 11.05      $ 11.01      $ 10.64      $ 11.03      $ 10.42
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    15.54%        6.83%        3.53%        9.18%       (0.05%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                      $55,147      $67,282      $77,493      $71,834      $64,059
    Ratio of Expenses to Average Net Assets (1)                  0.58%        0.60%        0.57%        0.56%        0.54%
    Ratio of Net Investment Income to Average Net Assets         6.34%        5.25%        5.65%        5.11%        4.83%
    Portfolio Turnover Rate                                       118%         133%         137%          88%          56%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                              0.56%        0.58%        0.57%        0.56%        0.53%
---------------------------------------------------------------------------------------------------------------------------------

++ Per Share amounts for the year ended September 30, 1997, are based on average shares outstanding.


                                                                                                              Institutional Class
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Year Ended September 30,
                                                                              ---------------------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO                              1995                      1997         1998         1999
                                                                               1996
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.05     $  11.01     $  10.77     $  10.19     $  10.75
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                         0.67         0.52         0.50         0.45         0.34
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                 0.92         0.12        (0.44)        0.56        (0.41)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  1.59         0.64         0.06         1.01        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                        (0.63)       (0.80)       (0.38)       (0.36)       (0.28)
    In Excess of Net Investment Income                              --           --           --           --        (0.06)
    Realized Net Gain                                               --        (0.08)       (0.26)       (0.09)       (0.22)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              (0.63)       (0.88)       (0.64)       (0.45)       (0.56)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  11.01     $  10.77     $  10.19     $  10.75     $  10.12
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    16.36%        6.13%        0.44%       10.38%       (0.93%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                     $127,882     $143,137     $152,752     $150,313     $125,981
    Ratio of Expenses to Average Net Assets (1)                  0.54%        0.53%        0.53%        0.52%        0.52%
    Ratio of Net Investment Income to Average Net Assets         6.35%        5.39%        5.27%        4.59%        3.68%
    Portfolio Turnover Rate                                       140%         124%         107%          75%          64%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                              0.54%        0.53%        0.53%        0.52%        0.52%
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
                                                                        ---------------------------------------------------------
                                                                   October 3,
                                                                    1994** to                     Year Ended September 30,
                                                                    September          -----------------------------------
                                                                          30,       1996     1997!!        1998       1999
INTERMEDIATE DURATION PORTFOLIO                                          1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 10.00    $ 10.68    $ 10.28    $  10.48    $ 10.68
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.69       0.60       0.61        0.58       0.72
    Net Realized and Unrealized Gain (Loss) on Investments               0.42       0.03       0.27        0.28      (0.65)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         1.11       0.63       0.88        0.86       0.07
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.43)     (0.65)     (0.53)      (0.56)     (0.76)
    Realized Net Gain                                                      --      (0.38)     (0.15)      (0.10)        --
    In Excess of Realized Net Gain                                         --         --         --          --      (0.22)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.43)     (1.03)     (0.68)      (0.66)     (0.98)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.68    $ 10.28    $ 10.48    $  10.68    $  9.77
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           11.39%      6.27%      8.93%       8.57%      0.64%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $19,237    $12,017    $72,119    $116,891    $50,513
    Ratio of Expenses to Average Net Assets (1)                         0.52%*     0.56%      0.55%       0.52%      0.49%
    Ratio of Net Investment Income to Average Net Assets                6.56%*     6.17%      5.93%       5.84%      6.20%
    Portfolio Turnover Rate                                              168%       251%       204%        131%        97%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver              0.08%*     0.13%      0.05%         N/A        N/A
    Ratio Including Expense Offsets                                     0.52%*     0.52%      0.52%       0.51%      0.48%
---------------------------------------------------------------------------------------------------------------------------------

** Commencement of Operations
!! Per share amounts for the year ended September 30, 1997 are based on average shares outstanding.


                                                                         Investment Class
                                                                    ---------------------
                                                                        August 16,
                                                                        1999*** to
                                                                     September 30,
                                                                              1999
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $           9.76
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                     0.11
    Net Realized and Unrealized Gain (Loss) on Investments                    0.04
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              0.15
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                    (0.14)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $           9.77
-----------------------------------------------------------------------------------------
TOTAL RETURN                                                                 1.49%
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $          9,304
    Ratio of Expenses to Average Net Assets (2)                              0.64%*
    Ratio of Net Investment Income to Average Net Assets                     8.99%*
    Portfolio Turnover Rate                                                    97%
-----------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                          0.63%*
-----------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares
-----------------------------------------------------------------
*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period



                                                                                 Institutional Class
                                                                     -------------------------------
                                                                     October 1,       Year Ended
                                                                      1997** to    September 30,
                                                                  September 30,
MULTI-MARKET FIXED INCOME PORTFOLIO                                        1998             1999
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.00          $  9.86
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                  0.56             0.65
    Net Realized and Unrealized Gain (Loss) on Investments                (0.29)           (0.42)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.27             0.23
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                 (0.40)           (0.63)
    In Excess of Realized Net Gain                                        (0.01)              --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.41)           (0.63)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 9.86          $  9.46
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              2.72%            2.36%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                               $97,062         $101,306
    Ratio of Expenses to Average Net Assets (1)                           0.58%*           0.58%
    Ratio of Net Investment Income to Average Net Assets                  6.48%*           6.79%
    Portfolio Turnover Rate                                                163%              86%
----------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                0.05%*             N/A
    Ratio Including Expense Offsets                                       0.58%*           0.58%
----------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                             Institutional Class
                                                                         -------------------------------------------------------
                                                                         -------------------------------------------------------
                                                                                   Year Ended September 30,
                                                                         --------------------------------------------
BALANCED PORTFOLIO                                                       1995                  1997     1998++     1999++
                                                                                    1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  11.28   $  13.06   $  13.81   $  15.30   $  13.46
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.54       0.53       0.51       0.48       0.45
    Net Realized and Unrealized Gain (Loss) on Investments               1.78       1.15       2.91      (0.11)      1.71
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         2.32       1.68       3.42       0.37       2.16
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.47)     (0.50)     (0.54)     (0.49)     (0.43)
    Realized Net Gain                                                   (0.07)     (0.43)     (1.39)     (1.72)     (1.36)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.54)     (0.93)     (1.93)     (2.21)     (1.79)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $  13.06   $  13.81   $  15.30   $  13.46   $  13.83
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           21.37%     13.47%     27.44%      2.85%     16.99%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $334,630   $300,868   $343,284   $382,339   $341,886
    Ratio of Expenses to Average Net Assets (1)                         0.58%      0.57%      0.58%      0.59%      0.58%
    Ratio of Net Investment Income to Average Net Assets                4.55%      3.85%      3.56%      3.36%      3.21%
    Portfolio Turnover Rate                                               95%       110%       145%       100%       111%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                     0.57%      0.57%      0.56%      0.57%      0.57%
--------------------------------------------------------------------------------------------------------------------------------


                                                                   Investment Class                          Adviser Class
                                                     ----------------------------------------------------------------------------
                                                   April 4,              Year Ended      November 1,
                                                  1997** to           September 30,       1996*** to            Year Ended
                                                  September       -----------------        September         September 30,
                                                        30,     1998!!       1999!!              30,       ---------------
                                                       1997                                     1997     1998!!
                                                                                                                    1999!!
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     13.11    $ 15.30      $ 13.45      $     14.05    $ 15.30    $ 13.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                              0.30       0.46         0.42             0.42       0.44       0.42
    Net Realized and Unrealized Gain (Loss)
      on Investments                                   2.09      (0.13)        1.72             2.60      (0.12)      1.71
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       2.39       0.33         2.14             3.02       0.32       2.13
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                             (0.20)     (0.46)       (0.41)           (0.38)     (0.47)     (0.40)
    Realized Net Gain                                    --      (1.72)       (1.36)           (1.39)     (1.72)     (1.36)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (0.20)     (2.18)       (1.77)           (1.77)     (2.19)     (1.76)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $     15.30    $ 13.45      $ 13.82      $     15.30    $ 13.43    $ 13.80
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         18.40%      2.56%       16.84%           23.82%      2.49%     16.76%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)       $     3,943    $   445      $   208      $    27,366    $24,654    $29,210
    Ratio of Expenses to Average Net Assets
      (2)                                             0.73%*     0.74%        0.74%            0.85%*     0.84%      0.83%
    Ratio of Net Investment Income to
      Average Net Assets                              3.32%*     3.24%        3.03%            3.24%*     3.11%      2.97%
    Portfolio Turnover Rate                            145%       100%         111%             145%       100%       111%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                              N/A        N/A          N/A            0.03%*       N/A        N/A
    Ratio Including Expense Offsets                   0.70%*     0.72%        0.72%            0.84%*     0.82%      0.82%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              -

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
++   Per share amounts for the years ended September 30, 1998 and
     September 30, 1999 are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                       Institutional Class
MULTI-ASSET-CLASS PORTFOLIO                                                                       Year Ended September 30,
                                                                           -----------------------------------------------
                                                                      1995        1996      1997++      1998++        1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  9.97    $  11.34    $  12.28    $  13.64    $  11.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.44        0.46        0.38        0.38        0.37
   Net Realized and Unrealized Gain (Loss) on Investments             1.33        1.05        2.57       (0.45)       1.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.77        1.51        2.95       (0.07)       1.99
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.40)      (0.42)      (0.51)      (0.34)      (0.34)
   Realized Net Gain                                                    --       (0.15)      (1.08)      (1.49)      (0.96)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.40)      (0.57)      (1.59)      (1.83)      (1.30)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 11.34    $  12.28    $  13.64    $  11.74    $  12.43
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        18.28%      13.75%      26.50%      (0.46%)     17.71%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                           $96,839    $129,558    $173,155    $165,039    $152,862
   Ratio of Expenses to Average Net Assets (1)                       0.58%       0.58%       0.74%       0.78%       0.78%
   Ratio of Net Investment Income to Average Net Assets              4.56%       3.82%       3.07%       2.98%       2.86%
   Portfolio Turnover Rate                                            112%        122%        141%        107%        101%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver          0.14%       0.08%       0.08%       0.04%       0.02%
     Ratio Including Expense Offsets                                 0.58%       0.58%       0.74%       0.78%       0.78%
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                Investment Class
                                                                       June 10,         Year Ended September 30,
                                                                      1996** to       --------------------------
                                                                  September 30,     1997++     1998++       1999
                                                                           1996
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $12.17     $12.27     $13.63     $11.74
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.13       0.36       0.36       0.35
   Net Realized and Unrealized Gain (Loss) on Investments                  0.08       2.57      (0.45)      1.62
-----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.21       2.93      (0.09)      1.97
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.11)     (0.49)     (0.31)     (0.34)
   Realized Net Gain                                                         --      (1.08)     (1.49)     (0.96)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.11)     (1.57)     (1.80)     (1.30)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $12.27     $13.63     $11.74     $12.41
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              1.75%     26.32%     (0.61%)    17.53%
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                 $3,074     $5,075     $6,233     $7,246
   Ratio of Expenses to Average Net Assets (2)                            0.73%*     0.96%      0.93%      0.93%
   Ratio of Net Investment Income to Average Net Assets                   3.68%*     2.85%      2.86%      2.72%
   Portfolio Turnover Rate                                                 122%       141%       107%       101%
-----------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               0.08%*     0.55%      0.04%      0.02%
     Ratio Including Expense Offsets                                      0.73%*     0.96%      0.93%      0.93%
-----------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares.
-----------------------------------------------------------------
++   Per share amount for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1999, the Fund was comprised of twenty-two active portfolios (each referred to as a "Portfolio"). The Funds offer up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

The Cash Reserves Portfolio and Intermediate Duration Portfolio began offering Investment Class shares on August 16, 1999. The Small Cap Value Portfolio and Domestic Fixed Income Portfolio began offering Adviser Class shares on January 22, 1999 and March 1, 1999, respectively. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The financial statements for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves and Mid Cap Growth Portfolios, may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes interest rate swaps entered into by the
    Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth, Domestic Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At September 30, 1999, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for those of the Municipal, Limited Duration and Intermediate Duration Portfolios which are declared and paid monthly, Small Cap Value, Mid Cap Growth, Mid Cap Value, and Small Cap Growth Portfolios which are declared and paid annually, and Cash Reserves Portfolio which are declared daily and paid monthly. The Limited Duration

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    and Intermediate Duration Portfolios began declaring monthly dividends from net investment income starting in January 1, 1999. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note J), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the year ended September 30, 1999 the investment advisory fees of each of the Portfolios were:

                          Annual        Voluntary Expense Limitations
                        Investment   ------------------------------------
                         Advisory    Institutional   Investment   Adviser
      Portfolio            Fee           Class         Class       Class
      ---------         ----------   -------------   ----------   -------
Value                     0.500%           --%            --%        --%
Equity                    0.500            --             --         --
Small Cap Value           0.750            --             --         --
Mid Cap Growth            0.500            --             --         --
Mid Cap Value             0.750            --             --         --
Small Cap Growth          1.000          1.15             --         --
Fixed Income              0.375            --             --         --
Domestic Fixed Income     0.375          0.50             --       0.75
High Yield                0.375            --             --         --
Cash Reserves             0.250          0.32           0.47         --
Fixed Income II           0.375            --             --         --
Limited Duration          0.300            --             --         --
Special Purpose Fixed
  Income                  0.375            --             --         --
Municipal                 0.375          0.50             --         --
Global Fixed Income       0.375            --             --         --
International Fixed
  Income                  0.375            --             --         --
Intermediate Duration     0.375            --             --         --
Multi-Market Fixed
  Income                  0.450          0.58             --         --
Balanced                  0.450            --             --         --
Multi-Asset-Class         0.650          0.78           0.93         --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse certain Portfolios so that annual operating expenses, after custodian balance credits, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Fund Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Miller Anderson & Sherrerd, LLP is the distributor for the Fund. MASDI is a limited-purpose

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the year ended September 30, 1999 by the Portfolios were $225,000.

Expenses for the year ended September 30, 1999 include legal fees paid to Morgan, Lewis & Bockius LLP. A partner of that firm is an Assistant Secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the year ended September 30, 1999, purchases and sales of investment securities other than temporary cash investments were:

                                                  (000)
                                         ------------------------
Portfolio                                Purchases       Sales
---------                                ----------    ----------
Value                                    $1,061,453    $2,475,728
Equity                                      831,668     1,282,578
Small Cap Value                           1,943,938     1,927,626
Mid Cap Growth                            1,707,408     1,497,357
Mid Cap Value                             1,543,155     1,376,585
Small Cap Growth                            141,165        89,687
Fixed Income                              6,825,613     6,381,231
Domestic Fixed Income                       380,275       215,791
High Yield                                  604,413       385,184
Cash Reserves                                    --            --
Fixed Income II                             549,432       563,242
Limited Duration                            268,579       354,788
Special Purpose Fixed Income                782,942       829,435
Municipal                                   144,104       119,415
Global Fixed Income                          36,146        34,924
International Fixed Income                   73,423        75,412
Intermediate Duration                       117,642       179,963
Multi-Market Fixed Income                    91,407        81,888
Balanced                                    541,920       609,758
Multi-Asset-Class                           176,635       224,471

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At September 30, 1999, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                 (000)
                          ----------------------------------------------------
       Portfolio             Cost      Appreciation   Depreciation      Net
       ---------          ----------   ------------   ------------   ---------
Value                     $1,464,661     $ 95,655      $(214,089)    $(118,434)
Equity                       568,365      142,499        (51,030)       91,469
Small Cap Value              896,617       87,849        (74,262)       13,587
Mid Cap Growth               998,740      174,116        (51,847)      122,269
Mid Cap Value                796,080       44,826        (66,906)      (22,080)
Small Cap Growth              80,319       13,859         (2,270)       11,589
Fixed Income               6,815,853       26,467       (189,356)     (162,889)
Domestic Fixed Income        275,598        1,269         (6,005)       (4,736)
High Yield                 1,025,071       11,311        (77,547)      (66,236)
Cash Reserves                157,083           --             --            --
Fixed Income II              551,925        2,709        (14,251)      (11,542)
Limited Duration             217,202          862         (2,976)       (2,114)
Special Purpose Fixed
  Income                     724,410        4,686        (20,400)      (15,714)
Municipal                    155,279        1,564         (4,353)       (2,789)
Global Fixed Income           64,765          886         (3,494)       (2,608)
International Fixed
  Income                     124,231        1,729         (6,211)       (4,482)
Intermediate Duration         89,802          734         (1,873)       (1,139)
Multi-Market Fixed
  Income                     138,709          642         (5,013)       (4,371)

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                 (000)
                          ----------------------------------------------------
       Portfolio             Cost      Appreciation   Depreciation      Net
       ---------          ----------   ------------   ------------   ---------
Balanced                  $  442,600     $ 39,644      $ (23,956)    $  15,688
Multi-Asset-Class            159,621       15,470         (8,815)        6,655

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at September 30, 1999, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                     (000)
                       ------------------------------------------------------------------
                                                                                Net
                        Currency        In                                   Unrealized
                           to        Exchange    Settlement                 Appreciation
      Portfolio         Deliver        For          Date        Value      (Depreciation)
---------------------  ----------   ----------   ----------   ----------   --------------
HIGH YIELD
Purchases
                       US$  2,965   EUR  2,750    10/27/99    US$  2,933     US$   (32)
                            3,515   EUR  3,265    10/27/99         3,482           (33)
                                                                            ----------
                                                                             US$   (65)
                                                                            ----------
Sales
                       EUR  9,950   US$ 10,532    10/26/99    US$ 10,610     US$   (78)
                       EUR 27,685       29,680    10/27/99        29,523           157
                       EUR  3,960        4,190    10/27/99         4,223           (33)
                       EUR  6,350        6,811    10/29/99         6,773            38
                       EUR  1,160        1,257    11/10/99         1,239            18
                       EUR  9,150        9,689    11/19/99         9,776           (87)
                       GBP  1,100        1,779    11/10/99         1,810           (31)
                       GBP 19,730       31,686     12/3/99        32,486          (800)
                                                                            ----------
                                                                             US$  (816)
                                                                            ----------
                                                                     NET     US$  (881)
                                                                            ----------
GLOBAL FIXED INCOME
Purchases
                       US$    723   JPY 78,000     11/2/99    US$    735     US$    12
                              334   JPY 36,000     11/2/99           339             5
                              692   AUD  1,060     11/3/99           692            --
                              892   GBP    550     11/8/99           905            13
                            5,398   EUR  5,000    11/10/99         5,338           (60)
                            3,664   EUR  3,375    11/10/99         3,603           (61)
                              540   JPY 61,000    11/10/99           575            35
                              831   JPY 87,000    11/10/99           821           (10)
                              436   AUD    670    11/18/99           438             2
                            1,152   EUR  1,095    11/29/99         1,171            19
                              777   JPY 80,000     12/8/99           758           (19)
                              815   CAD  1,195    12/15/99           815            --
                            2,771   JPY285,000    12/17/99         2,705           (66)
                                                                            ----------
                                                                             US$  (130)
                                                                            ----------
Sales
                       EUR  1,500   US$  1,588    10/26/99    US$  1,600     US$   (12)
                       DKK  2,695          387    10/29/99           387            --
                       CHF  2,495        1,674    10/29/99         1,667             7
                       JPY114,000        1,012     11/2/99         1,074           (62)
                       GBP  1,000        1,621     11/2/99         1,646           (25)
                       CAD  2,210        1,470     11/3/99         1,505           (35)
                       EUR  1,845        1,946    11/10/99         1,970           (24)
                       JPY 87,000          769    11/10/99           820           (51)
                       SEK  3,840          470    11/12/99           470            --
                       JPY 80,000          737     12/8/99           758           (21)
                       DKK  4,575          656     12/9/99           659            (3)
                       CHF  1,950        1,305     12/9/99         1,309            (4)
                                                                            ----------
                                                                             US$  (230)
                                                                            ----------
                                                                     NET     US$  (360)
                                                                            ----------
INTERNATIONAL FIXED INCOME
Purchases
                       US$  7,302   JPY878,000     10/1/99    US$  8,227     US$   925
                              591   GBP    365     11/2/99           601            10
                            2,629   GBP  1,620     11/8/99         2,666            37

                                                     (000)
                       ------------------------------------------------------------------
                                                                                Net
                        Currency        In                                   Unrealized
                           to        Exchange    Settlement                 Appreciation
      Portfolio         Deliver        For          Date        Value      (Depreciation)
---------------------  ----------   ----------   ----------   ----------   --------------
                       US$  3,213   GBP  1,980     11/8/99    US$  3,259     US$    46
                           24,529   EUR 22,595    11/10/99        24,123          (406)
                            3,340   JPY360,000    11/10/99         3,395            55
                            5,204   JPY588,000    11/10/99         5,545           341
                            1,615   AUD  2,485    11/18/99         1,622             7
                            5,428   EUR  5,160    11/29/99         5,518            90
                            7,637   JPY810,000     12/1/99         7,668            31
                                                                            ----------
                                                                             US$ 1,136
                                                                            ----------
Sales
                       JPY878,000   US$  8,181     10/1/99    US$  8,227     US$   (46)
                       EUR  6,690        7,081    10/26/99         7,134           (53)
                       SEK  6,940          836    10/26/99           849           (13)
                       EUR  2,230        2,392    10/29/99         2,378            14
                       CHF  4,650        3,121    10/29/99         3,107            14
                       GBP    660        1,087    10/29/99         1,086             1
                       GBP  4,785        7,754     11/2/99         7,875          (121)
                       CAD    765          509     11/3/99           521           (12)
                       GBP    505          819     11/3/99           831           (12)
                       EUR  9,205        9,802    11/10/99         9,828           (26)
                       SEK  5,130          628    11/12/99           628            --
                       DKK  7,310        1,032    11/29/99         1,052           (20)
                       SEK  4,455          542    11/29/99           546            (4)
                       DKK 23,550        3,376     12/9/99         3,392           (16)
                       CHF  3,275        2,192     12/9/99         2,198            (6)
                       AUD  1,425          931    12/16/99           931            --
                                                                            ----------
                                                                             US$  (300)
                                                                            ----------
                                                                     NET     US$   836
                                                                            ----------
MULTI-MARKET FIXED INCOME
Purchases
                       US$    537   JPY 58,000     11/2/99    US$    546     US$     9
                            1,131   JPY122,000     11/2/99         1,149            18
                              513   AUD    785     11/3/99           512            (1)
                              974   GBP    600     11/8/99           988            14
                            3,610   EUR  3,325    11/10/99         3,550           (60)
                              488   AUD    750    11/18/99           490             2
                                                                            ----------
                                                                             US$   (18)
                                                                            ----------
Sales
                       EUR  1,415   US$  1,498    10/26/99    US$  1,509     US$   (11)
                       EUR  1,620        1,739    10/27/99         1,728            11
                       CHF  1,350          906    10/29/99           902             4
                       GBP  1,040        1,685     11/2/99         1,711           (26)
                       JPY160,000        1,406     11/2/99         1,507          (101)
                       JPY 58,000          509     11/2/99           546           (37)
                       CAD  2,315        1,540     11/3/99         1,577           (37)
                       GBP    360          584     11/3/99           592            (8)
                       GBP    330          530     12/3/99           543           (13)
                       CHF  2,215        1,483     12/9/99         1,487            (4)
                       DKK  5,530          793     12/9/99           797            (4)
                       AUD    260          170    12/16/99           170            --
                                                                            ----------
                                                                             US$  (226)
                                                                            ----------
                                                                     NET     US$  (244)
                                                                            ----------
MULTI-ASSET-CLASS
Purchases
                       US$     81   EUR     75    10/27/99    US$     80     US$    (1)
                               73   GBP     45     11/2/99            74             1
                               46   JPY  5,000     11/2/99            47             1
                              357   JPY 38,000     11/2/99           358             1
                               94   AUD    145     11/3/99            95             1
                              122   GBP     75     11/8/99           124             2
                            2,951   EUR  2,725    11/10/99         2,909           (42)
                               80   EUR     75    11/10/99            80            --
                            1,027   JPY116,000    11/10/99         1,094            67
                               29   AUD     45    11/18/99            29            --
                              218   CAD    320    12/15/99           218            --
                            9,211   EUR  8,600      2/3/00         9,242            31
                                                                            ----------
                                                                             US$    61
                                                                            ----------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                     (000)
                       ------------------------------------------------------------------
                                                                                Net
                        Currency        In                                   Unrealized
                           to        Exchange    Settlement                 Appreciation
      Portfolio         Deliver        For          Date        Value      (Depreciation)
---------------------  ----------   ----------   ----------   ----------   --------------
Sales
                       EUR    100   US$    106    10/26/99    US$    107     US$    (1)
                       EUR    525          561    10/27/99           560             1
                       CAD    425          289    10/29/99           289            --
                       CHF    135           90    10/29/99            90            --
                       EUR    265          284    10/29/99           282             2
                       GBP    185          305    10/29/99           305            --
                       GBP    120          194     11/2/99           197            (3)
                       JPY112,500        1,059     11/2/99         1,059            --
                       JPY  5,000           44     11/2/99            47            (3)
                       EUR  1,490        1,566    11/10/99         1,591           (25)
                       GBP     20           32    11/10/99            33            (1)
                       SEK    355           43    11/12/99            43            --
                       EUR    100          106    11/19/99           107            (1)
                       DKK  1,810          256    11/29/99           261            (5)
                       SEK  1,410          171    11/29/99           173            (2)
                       GBP    165          265     12/3/99           270            (5)
                       CHF    165          110     12/9/99           111            (1)
                       DKK    460           66     12/9/99            66            --
                       AUD     60           39    12/16/99            39            --
                                                                            ----------
                                                                             US$   (44)
                                                                            ----------
                                                                     NET     US$    17
                                                                            ----------

              AUD  --   Australian Dollar
              CAD  --   Canadian Dollar
              CHF  --   Swiss Franc
              DKK  --   Danish Krone
              EUR  --   Euro
              GBP  --   British Pound
              JPY  --   Japanese Yen
              SEK  --   Swedish Krona
              US$  --   U.S. Dollar

4. FUTURES CONTRACTS: At September 30, 1999, the following Portfolios had futures contracts open:

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
Purchases:
 FIXED INCOME
  Municipal Bond
   Index
  U.S. Treasury 2 yr.
   Note                    521       US$ 108,124     Dec-99           $   58
  U.S. Treasury Long
   Bond                  2,317       US$ 263,993     Dec-99           (1,590)
 DOMESTIC
   FIXED INCOME
  U.S. Treasury 2 yr.
   Note                    163      US$   33,827     Dec-99               16
  U.S. Treasury 5 yr.
   Note                     35      US$    3,796     Dec-99               17
 FIXED INCOME II
  U.S. Treasury 2 yr.
   Note                    188      US$   39,016     Dec-99               19
  U.S. Treasury 5 yr.
   Note                     50      US$    5,423     Dec-99               12
  U.S. Treasury Long
   Bond                     54      US$    6,153     Dec-99              (38)
 LIMITED DURATION
  U.S. Treasury
   2 yr. Note              190      US$   39,431     Dec-99               20
  U.S. Treasury 5 yr.
   Note                     15      US$    1,627     Dec-99                7
 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury 2 yr.
   Note                    250      US$   51,883     Dec-99               26
  U.S. Treasury
   Long Bond               287      US$   32,700     Dec-99             (207)

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
 GLOBAL FIXED INCOME
  Japanese Yen 10 yr.
   Bond                      1      JPY  131,960     Mar-00              $34
  U.S. Treasury 2 yr.
   Note                     61      US$   12,659     Dec-99                6
 INTERNATIONAL
   FIXED INCOME
  Japanese Yen 10 yr.
   Bond                     10     JPY 1,319,600     Mar-00              340
 INTERMEDIATE DURATION
  U.S. Treasury 2 yr.
   Note                     58      US$   12,037     Dec-99                6
  U.S. Treasury 5 yr.
   Note                     11      US$    1,193     Dec-99                3
 BALANCED
  U.S. Treasury 2 yr.
   Note                     13      US$    2,698     Dec-99                2
  U.S. Treasury
   Long Bond                76      US$    8,659     Dec-99              (55)
 MULTI-ASSET CLASS
  Australia All ORD
   Index                    11       AUD     512     Dec-99               (8)
  Toronto 35 Index           8       CAD   1,093     Dec-99              (22)
  CAC 40 Index              24       EUR   1,161     Dec-99               (6)
  DAX Index                 24       EUR   3,220     Dec-99             (136)
  FTSE 100 Index            42       EUR   4,105     Dec-99              (66)
  IBEX Plus Index           13       EUR   1,283     Oct-99              (58)
  TOPIX Index               87      JPY   11,900     Dec-99              (17)
  OMX Index                 81       SEK     818     Oct-99                6
  U.S. Treasury
   5 yr. Note                5       US$     542     Dec-99                2
  U.S. Treasury
   Long Bond                11      US$    1,253     Dec-99               (8)
Sales:
 FIXED INCOME
  90 Day Euro               43      US$   10,099    Dec-99-              (49)
                                                     Mar-01
  U.S. Treasury
   10 yr. Note           4,782       US$ 526,618     Dec-99           (4,284)
 DOMESTIC FIXED INCOME
  U.S. Treasury
   10 yr. Note             241      US$   26,540     Dec-99             (198)
  U.S. Treasury
   Long Bond                53      US$    6,039     Dec-99               32
 HIGH YIELD
  U.K. Long Gilt           178       GBP  30,349     Dec-99              785
  U.S. Treasury Long
   Bond                    170      US$   19,369     Dec-99              101
 FIXED INCOME II
  U.S. Treasury
   10 yr. Note             567      US$   62,441     Dec-99             (489)
 LIMITED DURATION
  U.S. Treasury 10
   yr. Note                506      US$   55,723     Dec-99             (448)
 SPECIAL PURPOSE FIXED INCOME
  U.S. Treasury
   10 yr. Note             732      US$   80,612     Dec-99             (482)
 MUNICIPAL
  U.S. Treasury
   10 yr. Note             251      US$   27,641     Dec-99             (222)
  U.S. Treasury
   Long Bond               140      US$   15,951     Dec-99               70
 GLOBAL FIXED INCOME
  U.S. Treasury
   Long Bond                20      US$    2,279     Dec-99               12
  U.S. Treasury 10
   yr. Note                 55      US$    6,057     Dec-99              (41)
 INTERNATIONAL FIXED INCOME
  U.S. Treasury 10
   yr. Note                  3       US$     330     Dec-99               (3)

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
INTERMEDIATE DURATION
  U.S. Treasury
   Long Bond               112      US$   12,761     Dec-99              $58
  U.S. Treasury 10
   yr. Note                 10      US$    1,101     Dec-99               (2)
 MULTI-MARKET
   FIXED INCOME
  U.K. Long Gilt             2       GBP     341     Dec-99                9
  U.S. Treasury 10
   yr. Note                 13      US$    1,432     Dec-99               (6)
 BALANCED
  U.S. Treasury 10
   yr. Note                219      US$   24,117     Dec-99             (184)
 MULTI-ASSET CLASS
  U.K. Long Gilt             2       GBP     341     Dec-99                8
  U.S. Treasury 10
   yr. Note                 50      US$    5,506     Dec-99              (44)

              AUD  --   Australian Dollar
              CAD  --   Canadian Dollar
              EUR  --   Euro
              GBP  --   British Pound
              JPY  --   Japanese Yen
              SEK  --   Swedish Krona
              US$  --   U.S. Dollar

5. SWAP AGREEMENTS: At September 30, 1999, the following Portfolios had open Interest Rate Swap Agreements:

                                                        Unrealized
  Notional                                             Appreciation
   Amount                                             (Depreciation)
   (000)                    Description                   (000)
--------------------------------------------------------------------
FIXED INCOME
     $51,000    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.        $(2,593)
     $50,000    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.         (2,334)
     $11,000    Agreement with Bankers Trust Company
                terminating August 28, 2008 to pay 3
                month LIBOR monthly and to receive
                fixed rate at 6.03% semiannually.           (570)
     $19,000    Agreement with Bankers Trust Company
                terminating September 17, 2008 to
                pay 3 month LIBOR quarterly and to
                receive fixed rate at 5.64%
                semiannually.                             (1,458)
     $31,000    Agreement with Bankers Trust Company
                terminating September 21, 2008 to
                pay 3 month LIBOR quarterly and to
                receive fixed rate at 5.59%
                semiannually.                             (2,479)
                                                      -----------
                                                         $(9,434)
                                                      -----------
DOMESTIC FIXED INCOME
        $900    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.           $(46)

--------------------------------------------------------------------
                                                        Unrealized
  Notional                                             Appreciation
   Amount                                             (Depreciation)
   (000)                    Description                   (000)
      $1,500    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.           $(70)
                                                      -----------
                                                           $(116)
                                                      -----------
FIXED INCOME II
      $4,300    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.          $(218)
      $7,300    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.           (341)
                                                      -----------
                                                           $(559)
                                                      -----------
LIMITED DURATION
      $2,800    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.          $(143)
      $2,300    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.           (107)
                                                      -----------
                                                           $(250)
                                                      -----------
SPECIAL PURPOSE FIXED INCOME
      $6,000    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR monthly and to receive
                fixed rate at 6.04% semiannually.          $(305)
      $5,100    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.           (238)
                                                      -----------
                                                           $(543)
                                                      -----------
GLOBAL FIXED INCOME
        $300    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.           $(15)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                        Unrealized
  Notional                                             Appreciation
   Amount                                             (Depreciation)
   (000)                    Description                   (000)
--------------------------------------------------------------------
        $400    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.           $(19)
                                                      -----------
                                                            $(34)
                                                      -----------
INTERMEDIATE DURATION
      $1,400    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR monthly and to receive
                fixed rate at 6.04% semiannually.           $(71)
      $2,500    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.           (117)
                                                      -----------
                                                           $(188)
                                                      -----------
MULTI-MARKET FIXED INCOME
      $1,100    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.           $(50)
        $800    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.            (38)
                                                      -----------
                                                            $(88)
                                                      -----------
BALANCED
      $2,200    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR monthly and to receive
                fixed rate at 6.04% semiannually.          $(112)
      $1,850    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.            (86)
                                                      -----------
                                                           $(198)
                                                      -----------
MULTI-ASSET-CLASS
        $700    Agreement with Bankers Trust Company
                terminating August 25, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.04% semiannually.           $(36)
        $550    Agreement with Bankers Trust Company
                terminating August 27, 2008 to pay 3
                month LIBOR quarterly and to receive
                fixed rate at 6.10% semiannually.            (25)
                                                      -----------
                                                            $(61)
                                                      -----------

LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At Septem-ber 30, 1999, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                                             Expiration Date
                                              September 30,
                                                  (000)
                                          ----------------------
               Portfolio                   2003    2004    2007
               ---------                  ------   ----   ------
Fixed Income                              $   --   $ --   $2,005
Domestic Fixed Income                         --     --      262
High Yield                                    --     --      908
Fixed Income II                               --     --    1,082
Limited Duration                           3,536    172       --
Special Purpose Fixed Income                  --     --    1,135
Multi-Market Fixed Income                     --     --      884

I. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1999, the following Portfolios may elect to defer capital losses occurring between November 1, 1998 and September 30, 1999 up to the following amounts:

                     Portfolio                         (000)
                     ---------                        --------
Fixed Income                                          $118,950
Domestic Fixed Income                                    4,356
High Yield                                              12,272
Fixed Income II                                          8,540
Limited Duration                                         1,095
Special Purpose Fixed Income                            11,977
Global Fixed Income                                      1,083
International Fixed Income                               2,394
Intermediate Duration                                    2,270
Multi-Market Fixed Income                                1,421

J. IN-KIND TRANSACTIONS. For the year ended September 30, 1999, the following Portfolios realized gains (losses) from in-kind redemptions of approximately:

                      Portfolio                         (000)
                      ---------                        -------
Value                                                  $   990
Small Cap Value                                         12,990
Mid Cap Growth                                          40,948
Fixed Income                                              (143)
International Fixed Income                                (640)

K. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the year ended September 30, 1999,

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the following Portfolios had security lending fees totaling:

                                               Fees
                 Portfolio                     (000)
                 ---------                   ---------
Value                                          $152
Equity                                          137
Mid Cap Growth                                  487
Fixed Income                                    386
Domestic Fixed Income                            15
Fixed Income II                                  38
Special Purpose Fixed Income                     43
Balanced                                         52

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at September 30, 1999, were as follows:

                                 Value of      Value
                                  Loaned         of
                                Securities   Collateral
          Portfolio               (000)        (000)
          ---------             ----------   ----------
Value                            $117,726     $120,570
Equity                             22,977       23,436
Fixed Income                       72,770       74,206
Domestic Fixed Income               8,493        8,655
Fixed Income II                     3,120        3,174
Special Purpose Fixed Income        4,567        4,679
Balanced                            7,089        7,078

The market value of the loaned securities is determined at the close of business of the fund and any additional collateral is delivered to the fund on the next business day.

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $823,000 and $481,000 respectively, for the year ended September 30, 1999.

L. OTHER. At September 30, 1999, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 1999, approximately 64.7% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

AMBAC                                       14.4 %
FGIC                                        14.3
FSA                                         21.9
MBIA                                        12.0

At September 30, 1999, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                      Percentage
                                     of Ownership
                         ------------------------------------
                         Institutional   Investment   Adviser
      Portfolios             Class         Class       Class
      ----------         -------------   ----------   -------
Value                        21.1%          57.8%      77.0%
Equity                         --          100.0       89.1
Small Cap Value                --             --       75.6
Mid Cap Growth               35.4             --       82.5
Mid Cap Value                24.7           42.2       86.6
Small Cap Growth             31.4             --         --
Fixed Income                   --           38.9       71.2
Domestic Fixed Income        42.7             --       99.7
High Yield                     --           86.8       79.6
Cash Reserves                33.9          100.0         --
Fixed Income II              21.4             --         --
Limited Duration             35.9             --         --
Special Purpose Fixed
  Income                       --             --         --
Municipal                    24.7             --         --
Global Fixed Income          75.7             --         --
International Fixed
  Income                     53.5             --         --
Intermediate Duration        54.5          100.0         --
Multi-Market Fixed
  Income                     73.8             --         --
Balanced                     47.4          100.0       93.7
Multi-Asset-Class            36.3           76.2         --

M. REORGANIZATION. On July 20, 1998, MAS Mid Cap Value Fund and MAS Balanced Fund (each an "Acquiring Fund"), acquired substantially all of the assets and liabilities of Morgan Stanley Institutional Fund, Inc. ("MSIF") Small Cap Value Equity Fund and MSIF Balanced Fund (each an "Acquired Fund"), respectively in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Trustees' and shareholders of the Acquired Fund.

On December 4, 1998, the MAS Municipal Portfolio, as listed below ("Acquiring Fund"), acquired substantially all of the assets and liabilities of the MAS PA Municipal Portfolio, also listed below ("Acquired

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Trustees' and shareholders of the Acquired Fund. The net assets of the PA Municipal Portfolio Institutional Class shares were exchanged for 1,898,026 Institutional Class shares of the Municipal Portfolio. Net assets as of the reorganization date were as follows:

                                                    Total Net
                        Total Net     Total Net     Assets of       Acquired
                        Assets of     Assets of     Acquiring         Fund
Acquiring   Acquired    Acquired      Acquiring     Fund After     Unrealized
  Fund        Fund        Fund          Fund       Acquisition    Appreciation
---------  ----------  -----------   -----------   ------------   ------------
           PA
Municipal  Municipal   $22,605,495   $85,020,241   $107,625,736    $1,659,412

N. ADDITIONAL INFORMATION: On January 20, 1999, the Trustees of MAS Funds approved a proposal by the Fund's management to liquidate the Emerging Markets Value and International Equity Portfolios effective March 26, 1999. On February 25, 1999, the Trustees of MAS Funds approved a proposal by the Fund's management to liquidate the Mortgage-Backed Securities Portfolio effective April 29, 1999.

On April 30, 1999, shareholders of the Cash Reserves Portfolio approved a sub-advisory agreement between MAS and Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors began managing the Portfolio pursuant to this agreement on May 3, 1999. MAS pays MSDW Advisors 40% of the fee it receives from the Cash Reserves Portfolio as compensation for its sub-advisory services.

--------------------------------------------------------------------------------

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds
I
   n our opinion, the accompanying statements of net assets (excluding Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty (20) Portfolios of the MAS Funds listed in the accompanying table of contents (hereafter referred to as the "Fund") at September 30, 1999, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

Each Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

                                                                   LONG-TERM
                                                              CAPITAL GAINS -- 20%
                            FUND                                     (000)
------------------------------------------------------------  --------------------
Value                                                                    $372,656
Equity                                                                    199,635
Small Cap Value                                                            79,729
Mid Cap Growth                                                             87,080
Mid Cap Value                                                              14,842
Fixed Income                                                               29,806
Domestic Fixed Income                                                       1,042
High Yield                                                                  9,414
Fixed Income II                                                             3,266
Special Purpose Fixed Income                                                7,235
Global Fixed Income                                                           318
International Fixed Income                                                  1,348
Intermediate Duration                                                         645
Balanced                                                                   33,465
Multi-Asset-Class                                                          13,334

For the year ended September 30, 1999, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each Portfolio were:

                         PORTFOLIO                             AMOUNT
------------------------------------------------------------  --------
Value                                                             74.2%
Equity                                                            27.9
Small Cap Value                                                   15.8
Mid Cap Growth                                                     5.1
Mid Cap Value                                                     12.3
High Yield                                                         0.8
Limited Duration                                                   0.1
Balanced                                                          11.3
Multi-Asset-Class                                                  9.5

Foreign taxes accrued during the fiscal year ended September 30, 1999 amounting to $43,000 for the International Fixed Income Portfolio is expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1999. In addition, for the year ended September 30, 1999, gross income derived from sources within foreign countries amounted to $6,513,000 for the International Fixed Income Portfolio.

For the fiscal year ended September 30, 1999*, the percentage of exempt interest dividends paid by the Municipal Portfolio was 87.9%.

For the year ended September 30, 1999*, the percentage of income earned from direct U.S. treasury obligations was as follows:

                                                               INCOME
                            FUND                               EARNED
------------------------------------------------------------  --------
Fixed Income                                                      18.7%
Domestic Fixed Income                                             20.6
Cash Reserves                                                     11.6
Fixed Income II                                                   20.3
Limited Duration                                                  19.5
Special Purpose Fixed Income                                      16.4
Global Fixed Income                                               20.0
International Fixed Income                                        14.4
Intermediate Duration                                             18.7
Multi-Market Fixed Income                                         17.0
Balanced                                                          25.6
Multi-Asset-Class                                                 15.1

* Amounts for the period ending December 31, 1999 will be provided with Form 1099-DIV to be mailed in January 2000.

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                                       152

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SHAREHOLDER MEETING: (UNAUDITED)

At a shareholder meeting held on September 16, 1999, the shareholders of the MAS Funds High Yield Portfolio approved an amendment to the investment advisory agreement between the Fund and Miller Anderson & Sherrerd LLP to increase the investment advisory fee for the High Yield Portfolio to 0.450%. The results of the voting were as follows:

    VOTED       VOTED       ABSTAIN
     FOR       AGAINST       VOTES
  ----------  ----------   ---------
  57,909,390  15,235,331   7,268,426

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                                       153

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund as well as a brief statement of their present positions and principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley Dean Witter & Co.; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager and Head of Fixed Income Investment Team, Miller Anderson & Sherrerd, LLP; Trustee, Haverford School.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, and formerly Dean, Wharton School of Business, University of Pennsylvania; Director, Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; IKON Office Solutions, Inc.; Knight-Ridder, Inc.; Firserv; Internet Capital Group; formerly Director, Digital Equipment Corporation and Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal, Morgan Stanley Dean Witter & Co.; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President and Treasurer, MAS Funds; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley Dean Witter & Co.; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, CitiFunds, CitiSelect Folios and related portfolios; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund and the Landmark Funds; Director, Ministers and Missionaries Benefit Board of American Baptist Churches.

RICHARD J. SHOCH
Secretary, MAS Funds; Fund Administration Manager, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley Dean Witter & Co.; formerly Counsel, Vice

President and Assistant Secretary; SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

 This report should be preceded or accompanied by a prospectus.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

Date of first use: November, 1999

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